                                                    REGISTRATION NO. 333-153809
                                                     REGISTRATION NO. 811-01705

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [X]
                        PRE-EFFECTIVE AMENDMENT NO.                  [_]
                      POST-EFFECTIVE AMENDMENT NO. 13                [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                   UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [X]
                             AMENDMENT NO. 282                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                        901 NEW YORK AVENUE, NORTHWEST
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2014 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under individual variable annuity contracts.
================================================================================

                                     NOTE

This Post-Effective Amendment No. 13 ("PEA") to the Form N-4 Registration Statement No. 333-153809 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

EQUI-VEST(R) (Series 201)

Employer-Sponsored Retirement Plans


PROSPECTUS DATED MAY 1, 2014


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R)?

EQUI-VEST(R) is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option or the account for special dollar cost averaging ("investment options").

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract.

The contract may not currently be available in all states. All optional features and benefits described in this prospectus may not be available at the time you purchase the contract. We have the right to restrict availability of any optional feature or benefit. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.


-----------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------
 FIXED INCOME
-----------------------------------------------------------------------------------------------
.. American Funds Insurance Series(R) Bond/SM/   . EQ/High Yield Bond
.. AXA Conservative Allocation                   . EQ/Money Market
.. AXA Conservative-Plus Allocation              . EQ/PIMCO Global Real Return
.. AXA Conservative Growth Strategy/(1)/         . EQ/PIMCO Ultra Short Bond
.. AXA Conservative Strategy/(1)/                . EQ/Quality Bond PLUS
.. AXA/Franklin Balanced Managed Volatility/(2)/ . Invesco V.I. High Yield
.. Charter/SM/ Multi-Sector Bond/(2)/            . Ivy Funds VIP High Income
.. EQ/Core Bond Index                            . Multimanager Core Bond/(4)/
.. EQ/Global Bond PLUS                           . Templeton Global Bond VIP/(2)/
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 DOMESTIC STOCKS
-----------------------------------------------------------------------------------------------
.. American Century VP Mid Cap Value             . EQ/AllianceBernstein Dynamic Wealth
.. AXA 400 Managed Volatility/(2)/                 Strategies/(1)/
.. AXA 500 Managed Volatility/(2)/               . EQ/JPMorgan Value Opportunities
.. AXA 2000 Managed Volatility/(2)/              . EQ/Large Cap Growth Index
.. AXA Aggressive Allocation                     . EQ/Large Cap Value Index
.. AXA Large Cap Core Managed Volatility/(2)(3)/ . EQ/Lord Abbett Large Cap Core/(3)/
.. AXA Large Cap Growth Managed Volatility/(2)/  . EQ/Mid Cap Index
.. AXA Large Cap Value Managed Volatility/(5)/   . EQ/Morgan Stanley Mid Cap Growth
.. AXA Moderate Growth                           . EQ/Small Company Index
  Strategy/(1)/                                 . EQ/T. Rowe Price Growth Stock
.. AXA Moderate-Plus Allocation                  . Fidelity(R) VIP Contrafund(R)
.. AXA/Franklin Small Cap Value Managed          . Fidelity(R) VIP Equity Income
  Volatility/(2)/                               . Fidelity(R) VIP Mid Cap
.. AXA/Franklin Templeton Allocation Managed     . Goldman Sachs VIT Mid Cap Value
  Volatility/(2)/                               . Invesco V.I. Diversified
.. AXA Mid Cap Value Managed Volatility/(2)/       Dividend
.. AXA/Mutual Large Cap Equity Managed           . Invesco V.I. Mid Cap Core Equity
  Volatility/(2)/                               . Invesco V.I. Small Cap Equity
.. AXA/Templeton Global Equity Managed           . Ivy Funds VIP Energy
  Volatility/(2)/                               . Ivy Funds VIP Mid Cap Growth
                                                . Ivy Funds VIP Small Cap Growth
                                                . MFS(R) Investors Growth Stock
                                                . MFS(R) Investors Trust
                                                . MFS(R) Technology
                                                . MFS(R) Utilities
-----------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
 DOMESTIC STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------
.. EQ/AllianceBernstein Small Cap Growth          . Multimanager Aggressive Equity/(4)/
.. EQ/BlackRock Basic Value Equity                . Multimanager Large Cap Value/(3)/
.. EQ/Boston Advisors Equity Income               . Multimanager Technology/(4)/
.. EQ/Calvert Socially Responsible                . Oppenheimer Main Street Fund(R)/VA
.. EQ/Common Stock Index                          . PIMCO CommodityRealReturn(R) Strategy
.. EQ/Davis New York Venture/(3)/                 . Target 2015 Allocation
.. EQ/Equity 500 Index                            . Target 2025 Allocation
.. EQ/Equity Growth PLUS/(3)/                     . Target 2035 Allocation
.. EQ/GAMCO Small Company Value                   . Target 2045 Allocation
.. EQ/Invesco Comstock/(5)/                       . Van Eck VIP Global Hard Assets
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
-------------------------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility/(2)/      . EQ/MFS International Growth
.. AXA International Core Managed                 . EQ/Oppenheimer Global
  Volatility/(2)/                                . Invesco V.I. Global Real Estate
.. AXA International Managed Volatility/(2)/      . Invesco V.I. International Growth
.. AXA International Value Managed                . Lazard Retirement Emerging Markets Equity
  Volatility/(2)/                                . MFS(R) International Value
.. EQ/Emerging Markets Equity PLUS
-------------------------------------------------------------------------------------------------
 BALANCED/HYBRID
-------------------------------------------------------------------------------------------------
.. All Asset Aggressive - Alt 25                  . AXA Balanced Strategy/(1)/
.. All Asset Growth - Alt 20                      . AXA Moderate Allocation
.. All Asset Moderate Growth - Alt 15
-------------------------------------------------------------------------------------------------


(1)These are the only variable investment options available in connection with the Personal Income Benefit and are collectively referred to as the Personal Income Benefit variable investment options. Please note that they are also available without the Personal Income Benefit. For more information, see "What are your investment options under the contract?" under "Contract features and benefits" later in this prospectus.
(2)This is the variable investment option's new name, effective on or about June 13, 2014, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.
(3)Please see "Portfolios of the Trusts" later in this prospectus regarding the planned merger of the portfolio in which this variable investment option invests, subject to shareholder approval.
(4)The variable investment option in which this portfolio invests will be reorganized as a portfolio of EQ Advisors Trust ("Trust") on or about June 13, 2014, subject to regulatory and shareholder approval. Please see "Portfolios of the Trusts" later in this prospectus for more information.
(5)This new variable investment option will be available on or about June 20, 2014, subject to regulatory and shareholder approval.


You allocate amounts to the variable investment options, under your choice of investment method subject to any restrictions. At any time, we have the right to terminate your contributions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") that is part of one of the trusts (the "Trusts"). Your investment results in a variable investment option will depend on the

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                           EV Series 201(IF/NB)
                                                                        #612125
investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the account for special dollar cost averaging which are discussed later in this prospectus. Amounts allocated in connection with the Personal Income Benefit are limited to the Personal Income Benefit variable investment options -- the AXA Balanced Strategy, the AXA Conservative Growth Strategy, the AXA Conservative Strategy, the AXA Moderate Growth Strategy and the EQ/AllianceBernstein Dynamic Wealth Strategies.

TYPES OF CONTRACTS. We offer the contract as a funding vehicle for employers' Internal Revenue Code 403(b) plans and Internal Revenue Code Section 457(b) employee deferred compensation ("EDC") plans. Availability of certain features and benefits under the contract is subject to the employer's Plan. We may offer the contract as an individual annuity contract or as an interest under a group annuity contract.

Minimum contribution amounts of $20 may be made under the contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2014, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Contents of this Prospectus

--------------------------------------------------------------------------------


        Index of key words and phrases                                5
        Who is AXA Equitable?                                         6
        How to reach us                                               7
        EQUI-VEST(R) (Series 201) contracts for employer-sponsored
          retirement plans at a glance -- key features                9


        ----------------------------------------------------------------
        FEE TABLE                                                    11
        ----------------------------------------------------------------

        Example                                                      12
        Condensed financial information                              13


        ----------------------------------------------------------------
        1. CONTRACT FEATURES AND BENEFITS                            14
        ----------------------------------------------------------------
        How you can purchase and contribute to your contract         14
        Contract availability                                        15
        Owner and annuitant requirements                             15
        How you can make your contributions                          15
        What are your investment options under the contract?         16
        Portfolios of the Trusts                                     17
        Selecting your investment method                             27
        ERISA considerations for employers                           28
        Allocating your contributions                                28
        Personal Income Benefit                                      30
        Death benefit                                                36
        Your right to cancel within a certain number of days         37


        ----------------------------------------------------------------
        2. DETERMINING YOUR CONTRACT'S VALUE                         38
        ----------------------------------------------------------------
        Your account value and cash value                            38
        Your contract's value in the variable investment options     38
        Your contract's value in the guaranteed interest option and
          account for special dollar cost averaging                  38
        Insufficient account value                                   38


        ----------------------------------------------------------------
        3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
          OPTIONS                                                    39
        ----------------------------------------------------------------
        Transferring your account value                              39
        Disruptive transfer activity                                 39
        Automatic transfer options                                   40
        Investment simplifier                                        40
        Rebalancing your account value                               41


-------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner. When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

     ----------------------------------------------------------------------
     4.ACCESSING YOUR MONEY                                             43
     ----------------------------------------------------------------------
     Withdrawing your account value                                     43
     How withdrawals are taken from your account value                  46
     Loans                                                              47
     Termination                                                        47
     When to expect payments                                            48
     Your annuity payout options                                        48


     ----------------------------------------------------------------------
     5.CHARGES AND EXPENSES                                             50
     ----------------------------------------------------------------------
     Charges that AXA Equitable deducts                                 50
     Charges under the contracts                                        50
     Charges that the Trusts deduct                                     52
     Variations in charges                                              53


     ----------------------------------------------------------------------
     6.PAYMENT OF DEATH BENEFIT                                         54
     ----------------------------------------------------------------------
     Your beneficiary and payment of benefit                            54
     How death benefit payment is made                                  54
     Beneficiary continuation option                                    54


     ----------------------------------------------------------------------
     7.TAX INFORMATION                                                  57
     ----------------------------------------------------------------------
     Tax information and ERISA matters                                  57
     Buying a contract to fund a retirement arrangement                 57
     Special rules for tax-favored retirement programs                  57
     Additional "Saver's Credit" for salary reduction contributions to
       certain plans                                                    58
     Tax-sheltered annuity arrangements (TSAs)                          58
     Distributions from TSAs                                            60
     Public and tax-exempt organization employee deferred
       compensation plans (EDC Plans)                                   63
     ERISA matters                                                      66
     Certain rules applicable to plans designed to comply with
       Section 404(c) of ERISA                                          66
     Federal and state income tax withholding and information
       reporting                                                        67
     Federal income tax withholding on periodic annuity payments        67
     Federal income tax withholding on non-periodic annuity
       payments (withdrawals) which are not eligible rollover
       distributions                                                    67
     Mandatory withholding from eligible rollover distributions         67
     Impact of taxes to AXA Equitable                                   67


     ----------------------------------------------------------------------
     8.MORE INFORMATION                                                 68
     ----------------------------------------------------------------------
     About our Separate Account A                                       68
     About the Trusts                                                   68
     About the general account                                          68
     About other methods of payment                                     69
     Dates and prices at which contract events occur                    69
     About your voting rights                                           69
     Statutory compliance                                               70
     About legal proceedings                                            70
     Financial statements                                               70


        Transfers of ownership, collateral assignments, loans, and
          borrowing                                                 70
        Funding changes                                             70
        Distribution of the contracts                               70


        ---------------------------------------------------------------
        APPENDIX
        ---------------------------------------------------------------

          I  --  State contract availability and/or variations of
                   certain features and benefits                    I-1
         II  --  Condensed financial information                   II-1


         --------------------------------------------------------------
         STATEMENT OF ADDITIONAL INFORMATION
           Table of contents
         --------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                           PAGE

               account value                                  38
               account for special dollar cost averaging      27
               annuitant                                      15
               annuity payout options                         48
               AXA Equitable Access Account                   54
               beneficiary                                    54
               Beneficiary continuation option                54
               business day                               16, 69
               cash value                                     38
               contract date                                  14
               contract date anniversary                      14
               contract year                                  14
               contributions                                  14
               disruptive transfer activity                   39
               DOL                                            28
               EDC                                             1
               ERISA                                          28
               elective deferral contributions                59
               Guaranteed Annual Withdrawal Amount            30
               guaranteed interest option                     27
               Guaranteed Transfer Withdrawal Rate            31
               Guaranteed Withdrawal Rate                     31
               hardship withdrawals                           60
               investment options                              1


                                                                PAGE

          market timing                                            39
          maturity date                                            48
          Non-Personal Income Benefit investment options       16, 29
          Online Account Access                                     7
          partial withdrawals                                      44
          Personal Income Benefit                               9, 30
          Personal Income Benefit account value                29, 38
          Personal Income Benefit charge                           52
          Personal Income Benefit variable investment options  16, 29
          portfolio                                                 1
          processing office                                      1, 7
          Ratchet Base                                             32
          Required Beginning Date                                  65
          SAI                                                       1
          SEC                                                       1
          salary reduction contributions                           59
          special dollar cost averaging                            29
          TOPS                                                      7
          TSA                                                      59
          Trusts                                                1, 68
          unforeseeable emergency withdrawals                      46
          unit                                                     38
          unit investment trust                                    68
          variable investment options                              16


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity account value

guaranteed interest option             Guaranteed Interest Account

Personal Income Benefit account value  Personal Income Benefit Annuity account value

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $552.3 billion in assets as of December 31, 2013. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Unit Annuity Lock Box
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR LOAN REPAYMENTS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Loan Repayments Lockbox
  P.O. Box 13496
  Newark, NJ 07188-0496

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages
  Attn: Extraction Supervisor, (718) 242-0716
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter including your Guaranteed Annual Withdrawal Amount, if applicable, as of the beginning and end of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Our Online Account Access system is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options; and

..   the daily unit values for the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the Non-Personal
    Income Benefit variable investment options and the guaranteed interest option; and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

..   elect the investment simplifier.

Under Online Account Access only you can:

..   elect to receive certain contract statements electronically;

..   change your address;

..   access "Frequently Asked Questions" and certain service forms;

..   obtain information on the Guaranteed Withdrawal Rate and the Guaranteed
    Transfer Withdrawal Rate; and

..   obtain performance information regarding the variable investment options.


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine.

                             WHO IS AXA EQUITABLE?

For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)election of the investment simplifier;

(2)election of the automatic deposit service;

(3)election of the rebalancing program;

(4)election of required minimum distribution automatic withdrawal option;

(5)election of Beneficiary continuation option;

(6)transfer/rollover of assets to another carrier;

(7)request for a loan (where Plan permits loans);

(8)tax withholding election;

(9)contract surrender and withdrawal requests;

(10)requests to make an initial allocation to the Personal Income Benefit variable investment options;

(11)election to begin withdrawals under the Personal Income Benefit;

(12)requests for enrollment in either our Maximum payment plan or Customized payment plan (for the Personal Income Benefit only); and

(13)death claims.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes;

(3)transfers among investment options;

(4)change of ownership (when applicable);

(5)special dollar cost averaging; and


(6)death claims.

We anticipate requiring status documentation in the case of certain changes of ownership or address changes where the Foreign Account Tax Compliance Act ("FATCA") withholding could be required. See "Tax Information" later in this Prospectus.


TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)investment simplifier;

(2)rebalancing program;

(3)systematic withdrawals;

(4)the date annuity payments are to begin; and

(5)special dollar cost averaging

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

For TSA and EDC contracts, forms, notices and requests should be signed by the owner and, in some cases, the Plan Administrator (or other authorized person), if the Plan requires it. For EDC contracts, we also need the annuitant's signature.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) (Series 201) contracts for employer-sponsored retirement plans at a glance -- key features

--------------------------------------------------------------------------------


PROFESSIONAL INVESTMENT     EQUI-VEST(R)'s variable investment options invest in
MANAGEMENT                  different portfolios sub-advised by professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees
                            .   Interest rates set periodically
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.

                            ------------------------------------------------------------
                            Because you are purchasing an annuity contract to fund a
                            tax-favored employer-sponsored retirement arrangement, you should be aware that such contracts do not provide tax
                            deferral benefits beyond those already provided by the
                            Internal Revenue Code (the "Code"). Before purchasing one
                            of these contracts, you should consider whether its
                            features and benefits beyond tax deferral meet your needs
                            and goals. You may also want to consider the relative
                            features, benefits and costs of these annuities with any
                            other investment that you may use in connection with your
                            retirement plan or arrangement. (For more information, see
                            "Tax information" later in this prospectus.)
----------------------------------------------------------------------------------------
PERSONAL INCOME BENEFIT     If available, the Personal Income Benefit guarantees that
                            you can take withdrawals from your Personal Income Benefit account value up to your Guaranteed Annual Withdrawal
                            Amount beginning at age 65 or later and subject to a
                            distributable event. (For example, the Plan terminates or
                            when you are no longer employed by the employer sponsoring the Plan. Some plans, however, may allow contract owners to begin taking Guaranteed Annual Withdrawal Amount payments
                            while still employed by the employer sponsoring the Plan.)
                            Withdrawals of your Guaranteed Annual Withdrawal Amount
                            between the ages of 59 1/2 and 65 are available but will
                            result in a reduced Guaranteed Annual Withdrawal Amount.
                            Withdrawals are taken from your Personal Income Benefit
                            account value and continue during your lifetime even if
                            your Personal Income Benefit account value falls to zero
                            (unless the reduction to zero is caused by a withdrawal
                            that exceeds your Guaranteed Annual Withdrawal Amount).
                            EARLY WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT ACCOUNT
                            VALUE OR WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT
                            ACCOUNT VALUE THAT EXCEED YOUR GUARANTEED ANNUAL WITHDRAWAL
                            AMOUNT MAY SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF
                            THE PERSONAL INCOME BENEFIT. Amounts allocated in
                            connection with the Personal Income Benefit feature are
                            limited to the Personal Income Benefit variable investment options. You generally may not transfer amounts out of the
                            Personal Income Benefit variable investment options to the
                            Non-Personal Income Benefit investment options. For more
                            information, see "Personal Income Benefit" in "Contract
                            features and benefits" later in this prospectus.
----------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS        .   $20 (minimum) each contribution
                            .   Maximum contribution limitations apply to all contracts.
                            ------------------------------------------------------------
                            In general, contributions are limited to $1.5 million
                            ($500,000 for owners or annuitants who are age 81 and older at contract issue) under all EQUI-VEST(R) series,
                            EQUI-VEST(R) At Retirement/SM/ and At Retirement/SM/
                            contracts with the same owner or annuitant. Currently, we
                            refuse to accept any contribution if the sum of all
                            contributions under all AXA Equitable annuity accumulation contracts of which you are the owner or under which you are the annuitant would total $2.5 million. Upon advance notice to you, we may exercise certain rights we have under the
                            contract regarding contributions, including our rights to
                            (i) change minimum and maximum contribution requirements
                            and limitations, and (ii) discontinue acceptance of
                            contributions. Further, we may at any time exercise our
                            rights to limit or terminate your contributions and
                            transfers to any of the variable investment options and to limit the number of variable investment options which you
                            may elect. For more information, see "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this prospectus.
----------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY        .   Partial withdrawals
                            .   Loans (if permitted by your Plan)
                            .   Withdrawals of your Guaranteed Annual Withdrawal Amount
                                (if you funded the Personal Income Benefit feature)
                            .   Several periodic withdrawal options
                            .   Contract surrender

                            Withdrawals are subject to the terms of the Plan and may be limited. You may incur a withdrawal charge for certain
                            withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
----------------------------------------------------------------------------------------

EQUI-VEST(R) (SERIES 201) CONTRACTS FOR EMPLOYER-SPONSORED RETIREMENT PLANS AT
                           A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------
PAYOUT OPTIONS       .   Fixed annuity payout options
                     .   Variable Immediate Annuity payout options (described in
                         a separate prospectus for that option)
---------------------------------------------------------------------------------
ADDITIONAL FEATURES  .   Dollar cost averaging by automatic transfers
                        -- Special dollar cost averaging
                     .   Investment simplifier
                        -- Interest sweep option
                        -- Fixed dollar option
                     .   Rebalancing of your Non-Personal Income Benefit account
                         value (quarterly, semiannually, and annually)
                     .   No charge on transfers among investment options
                     .   Waiver of withdrawal charge under certain circumstances
                     .   Minimum death benefit
                     .   Beneficiary continuation option
---------------------------------------------------------------------------------
FEES AND CHARGES     Please see "Fee table" later in this section for complete
                     details.
---------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDIX I LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

The general obligations and any guaranteed benefits under the contract, including the Personal Income Benefit, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

          EQUI-VEST(R) (SERIES 201) CONTRACTS FOR EMPLOYER-SPONSORED
                  RETIREMENT PLANS AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

--------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU
 REQUEST CERTAIN TRANSACTIONS
--------------------------------------------------------------
Maximum withdrawal charge as a
percentage of contributions
withdrawn (deducted if you
surrender your contract or make
certain withdrawals)/(1)/           5.00%

Charge for third-party transfer or
exchange (for each occurrence)/(2)/ $65 (current and maximum)

Special services charges

  .   Wire transfer              $90 (current and maximum)
      charge/(3)/
  .   Express mail charge/(3)/   $35 (current and maximum)
-----------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

------------------------------------------------------------------------
 CHARGES WE PERIODICALLY DEDUCT FROM YOUR ACCOUNT
 VALUE/(4)/
------------------------------------------------------------------------
Maximum annual administrative charge/(5) /-- (deducted
annually from your account value):
   If your total account value on the last day of your    $65 (maximum)
   contract year is less than $25,000                     $30 (current)

   If your total account value on the last day of your
   contract year is $25,000 or more; or if the total
   account values of all EQUI-VEST(R) contracts, owned
   by the same person, when added together, exceeds
   $100,000.                                              $0

Net Loan interest charge/(6) /-- (calculated as a
percentage of the outstanding loan amount) and
deducted at the time the loan repayment is received.      2.00%

------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL
 PERCENTAGE OF DAILY NET ASSETS/(7)/
------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
Mortality and expense risks charge/(8)/                 0.95%
Other Expenses/(9)/                                     0.25%
                                                        -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.20%
------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE EACH YEAR IF YOU
 ELECT THE FOLLOWING BENEFIT
------------------------------------------------------------------------------------
Personal Income Benefit charge (calculated as a
percentage of your Personal Income Benefit account
value)/(10)/                                            1.00% (current and maximum)

Please see "Personal Income Benefit" in "Contract
features and benefits" for more information about this
feature, and "Personal Income Benefit charge" in
"Charges and expenses" later in this prospectus.
-------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.
--------------------------------------------------------------------------------

                                   FEE TABLE

---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF
 DAILY NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013
(expenses that are deducted from portfolio assets including
management fees, 12b-1 fees, service fees, and/or other      Lowest Highest
expenses)/(*)/                                               0.62%  7.45%
---------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2013, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2015 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2015. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 after     Lowest Highest
the effect of Expense Limitation Arrangements/(11)/          0.62%  1.44%
---------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1." The withdrawal charge percentage we use is 5% for contract years 1 through 6. For contract years 7 and later, the withdrawal charge percentage is 0%. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal charges" in "Charges and expenses" later in this prospectus. The charge will not apply after the completion of 12 contract years. For certain TSA contracts issued in Texas, a different maximum withdrawal charge may apply. See Appendix I for more information.

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.


(4)Depending on your Employer's Plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third-party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your contract for more information.

(5)The charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.


(6)We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans" under "Accessing your money" later in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(7)Daily net assets is the sum of the value of the amounts invested in all your portfolios before we deduct applicable contract charges, which are set forth in the tables above.

(8)These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(9)This charge, together with the annual administrative charge, is to compensate us for providing administrative and financial accounting services under the contracts.

(10)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.


(11)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2013, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio. For more information, see the prospectuses for the portfolios.


EXAMPLE

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the underlying Trust fees and expenses (including the underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The guaranteed interest option and the account for special dollar cost averaging are not covered in these examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the guaranteed interest option and the account for special dollar cost averaging.


Both examples below show the expenses a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2013, which results in an estimated charge of 0.0684% of contract value.


These examples should not be considered a representation of past or future expenses for the options shown. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance.

The first example assumes that you invest $10,000 in the Personal Income Benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge and the charge for the Personal Income Benefit, the example also assumes separate account annual expenses and that amounts are allocated to the Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations). The Personal Income Benefit variable investment options with the maximum and minimum underlying portfolio expenses are the EQ/AllianceBernstein Dynamic Wealth Strategies portfolio and the AXA Conservative Strategy portfolio, respectively.

                                   FEE TABLE

---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   portfolios                        $821    $1,578    $2,356    $3,880    $365    $1,110    $1,875    $3,880
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   portfolios                        $806    $1,534    $2,285    $3,739    $349    $1,064    $1,800    $3,739
---------------------------------------------------------------------------------------------------------------



The second example assumes that you invest $10,000 in the Non-Personal Income Benefit variable investment options for the time periods indicated, with no allocations to the Personal Income Benefit variable investment options and that your investment has a 5% return each year. Other than the annual administrative charge, the example also assumes separate account annual expenses and that amounts are allocated to the Non-Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations). The Non-Personal Income Benefit variable investment options with the maximum and minimum underlying portfolio expenses are the All Asset Moderate Growth - Alt 15 portfolio and the EQ/Equity 500 Index and EQ/Small Company Index portfolios, respectively.



---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,346   $3,028    $4,574    $7,616    $915    $2,632    $4,210    $7,616
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  662   $1,105    $1,552    $2,273    $198    $  613    $1,052    $2,273
---------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2013.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

The employer sponsoring the Plan makes payments to us that we call "contributions." We can refuse to accept any application or contribution from you or your employer at any time, including after you purchase the contract. We require a minimum contribution amount of $20 for each type of contract purchased. Maximum contribution limitations also apply. The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. All ages in the table refer to the age of the annuitant named in the contract.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect or to close a variable investment option to new contributions or transfers.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST(R) series and EQUI-VEST(R) At Retirement/SM/ contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12-MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12-MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

WE RESERVE THE RIGHT, IN OUR SOLE DISCRETION, TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR PERSONAL INCOME BENEFIT FEATURE. THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND THE PERSONAL INCOME BENEFIT FEATURE AT ALL. THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED THE PERSONAL INCOME BENEFIT FEATURE BY ALLOCATING AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT THROUGH CONTRIBUTIONS AND TRANSFERS.


------------------------------------------------------------------------------------
 CONTRACT TYPE   SOURCE OF CONTRIBUTIONS           LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------
TSA              .   Employer-remitted employee    .   For 2014, maximum amount of
                     salary reduction and/or           employer and employee
                     various types of employer         contributions is generally
                     contributions.                    the lesser of $52,000 or
                                                       100% of compensation, with
                 .   Additional "catch-up"             maximum salary reduction
                     contributions.                    contribution of $17,500.

                 .   Only if Plan permits,         .   If employer's Plan permits,
                     "designated Roth"                 an individual at least age
                     contributions under Section       50 at any time during 2014
                     402A of the Code.                 can make up to $5,500
                                                       additional salary reduction
                 .   Only if Plan permits, direct      "catch-up" contributions.
                     plan-to-plan transfers from
                     another 403(b) plan, or       .   All salary reduction
                     contract exchanges from           contributions (whether
                     another 403(b) contract           pre-tax or designated Roth)
                     under the same plan               may not exceed the total
                     (including direct transfers       maximum for the year. (For
                     from designated Roth              2014, $17,500 and age 50
                     accounts).                        catch-up of $5,500.)

                 .   Only if Plan permits,         .   Rollover or direct transfer
                     eligible rollover                 contributions after age
                     distributions from other          70 1/2 must be net of any
                     403(b) plans, qualified           required minimum
                     plans, governmental employer      distributions.
                     457(b) plans (including
                     rollovers from designated     .   Different sources of
                     Roth accounts) and                contributions and earnings
                     traditional IRAs.                 may be subject to withdrawal
                                                       restrictions.
------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------
 CONTRACT TYPE   SOURCE OF CONTRIBUTIONS           LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------
EDC              .   Employer-remitted employee    .   Contributions subject to
                     salary reduction and/or           Plan limits. Maximum
                     employer contributions.           contribution for 2014 is
                                                       lesser of $17,500 or 100% of
                 .   For governmental employer         includible compensation.
                     EDC plans only, additional
                     "age 50 catch-up"             .   If Plan permits, an
                     contributions.                    individual may make catch-up
                                                       contributions for 3 years of
                 .   For governmental employer         service preceding Plan
                     EDC plans only and only if        retirement age; 2014 maximum
                     Plan permits, "designated         is $35,000.
                     Roth" contributions under
                     Sections 457 and 402A of the  .   If governmental employer
                     Code.                             457(b) plan permits, an
                                                       individual at least age 50
                 .   For governmental employer         at any time during 2014 can
                     EDC plans only and only if        make up to $5,500 additional
                     Plan permits, eligible            salary reduction "catch- up"
                     rollover distributions from       contributions. This must be
                     other governmental employer       coordinated with the "catch-
                     457(b) plans, 403(b) plans,       up" contributions for 3
                     qualified plans and               years of service preceding
                     traditional IRAs.                 Plan retirement age.
------------------------------------------------------------------------------------


See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.

                              -------------------

CONTRACT AVAILABILITY

..   The TSA contract is available for establishing new units and issuing contracts to new participants in existing units for TSA plans sponsored by public schools.

..   The TSA contract is no longer available for establishing new units for
    501(c)(3) tax-exempt employer organizations. We will issue a contract to new participants under existing units, and continue to accept contributions for existing contracts.

..   The EDC contract is no longer available for establishing new units for governmental employer plans unless the unit is paired with a unit for a public school TSA plan. We will issue a contract to new participants under existing units, and continue to accept contributions for existing contracts in the units.

..   The EDC contract is available for establishing new units and issuing contracts to new participants in existing units for plans of tax-exempt employers limiting participation to a select group of management and highly compensated employees.

OWNER AND ANNUITANT REQUIREMENTS

For TSA contracts, the employee must be the owner and the annuitant. For governmental employer EDC contracts, the employer or a trust must be the owner and the employee must be the annuitant. For tax-exempt employer EDC contracts, the employer must be the owner and the employee must be the annuitant. For both TSA and EDC contracts, the minimum issue age for the annuitant is 18. The maximum issue age is 79.

--------------------------------------------------------------------------------
THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING
CONTRACT BENEFITS.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. Also, we do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to AXA Advisors receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers." If AXA Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If AXA Advisors receives your application within this timeframe, AXA Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while AXA Advisors ensures that your application is complete and suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If additional contributions are permitted under the Plan or contract, you may generally make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options, subject to any employer Plan limitations, are the variable investment options, the guaranteed interest option, and the account for special dollar cost averaging available under the investment method you select. See "Selecting your investment method" later in this prospectus.

If you are between the ages of 45 and 85 and are not a participant in a tax-exempt employer 457(b) plan, you have the option of allocating amounts to the Personal Income Benefit variable investment options. Allocations may be made by salary deferral contributions (pre-tax and Roth), employer contributions, and lump sum transfers and rollover contributions from another provider. Your allocation to the Personal Income Benefit variable investment options may also be a transfer from your Non-Personal Income Benefit investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000.

The amounts that you allocate to the Personal Income Benefit variable investment options may represent all or just a portion of your contribution or transfer. In other words, you do not have to allocate the full amount of any contribution or transfer to the Personal Income Benefit variable investment options. Through your allocation instructions to us, you can select from among the Personal Income Benefit variable investment options and the Non-Personal Income Benefit investment options available to you. Also, if you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop future allocations to these investment options. Once you begin receiving your Guaranteed Annual Withdrawal Amount payments, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options. Also, we reserve the right to limit or terminate contributions and transfers to the Personal Income Benefit variable investment options.

BY ALLOCATING AT LEAST $1,000 OF YOUR TOTAL CONTRIBUTION OR TRANSFER AMOUNT TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU ARE ACTIVATING THE PERSONAL INCOME BENEFIT FEATURE. THIS IS THE ONLY WAY IN WHICH YOU CAN ACTIVATE THIS BENEFIT. No other action is required of you. If you do not wish to activate the Personal Income Benefit feature, you should not allocate any amount to the Personal Income Benefit variable investment options. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature. Also, please note that a separate charge for the Personal Income Benefit feature will be incurred as of the date you allocate amounts to the Personal Income Benefit variable investment options.

Once you allocate amounts to the Personal Income Benefit variable investment options, such amounts may be transferred among the Personal Income Benefit variable investment options, but generally may not be transferred to the Non-Personal Income Benefit investment options. The Personal Income Benefit feature is discussed in detail later in this section under "Personal Income Benefit."

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our contract administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.


-----------------------------------------------------------------------------------------------
 FOR ALLOCATIONS TO YOUR PERSONAL INCOME        FOR ALLOCATIONS TO YOUR NON-PERSONAL INCOME
 BENEFIT ACCOUNT VALUE                          BENEFIT ACCOUNT VALUE
-----------------------------------------------------------------------------------------------
.. Personal Income Benefit AXA Balanced Strategy . AXA Balanced Strategy
.. Personal Income Benefit AXA Conservative      . AXA Conservative Growth Strategy
  Growth Strategy
.. Personal Income Benefit AXA Conservative      . AXA Conservative Strategy
  Strategy
.. Personal Income Benefit AXA Moderate Growth   . AXA Moderate Growth Strategy
  Strategy
.. Personal Income Benefit EQ/                   . EQ/AllianceBernstein Dynamic Wealth
  AllianceBernstein Dynamic Wealth Strategies     Strategies
-----------------------------------------------------------------------------------------------


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options you may elect or to close a variable investment option to new contributions or transfers.

--------------------------------------------------------------------------------
YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS, THE GUARANTEED INTEREST OPTION AND THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING, SUBJECT TO CERTAIN RESTRICTIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, ("AXA FMG") a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their total account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios and the AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "(check mark)" under the column entitled "AXA Volatility Management."

You should be aware that having the Personal Income Benefit and/or certain other guaranteed benefits, limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy), and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic Ratchet Base resets because your Ratchet Base is available for resets only when your Personal Income Benefit account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

                        CONTRACT FEATURES AND BENEFITS

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "AXA Volatility Management" below in the chart. Such techniques could also impact your total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



-----------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                           INVESTMENT MANAGER (OR           AXA
 CLASS B SHARES                                                    SUB-ADVISER(S),                  VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                    AS APPLICABLE)                   MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE        Seeks to achieve long-term capital           AXA Equitable Funds Management   (check mark)
  ALLOCATION          appreciation.                                   Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Seeks to achieve a high level of current     AXA Equitable Funds Management   (check mark)
  ALLOCATION          income.                                         Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA                   Seeks to achieve current income and          AXA Equitable Funds Management   (check mark)
  CONSERVATIVE-PLUS   growth of capital, with a greater               Group, LLC
  ALLOCATION          emphasis on current income.
-----------------------------------------------------------------------------------------------------------------
AXA MODERATE          Seeks to achieve long-term capital           AXA Equitable Funds Management   (check mark)
  ALLOCATION          appreciation and current income.                Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS     Seeks to achieve long-term capital           AXA Equitable Funds Management   (check mark)
  ALLOCATION          appreciation and current income, with a         Group, LLC
                      greater emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------------------
CHARTER/SM/           Seeks to achieve high total return through   AXA Equitable Funds Management
  MULTI-SECTOR        a combination of current income and             Group, LLC
  BOND/(1)/           capital appreciation.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE    Seeks to achieve long-term growth of         AllianceBernstein L.P.           (check mark)
  CAP VALUE/(+)/      capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                      returns and managing volatility in the          Group, LLC
                      Portfolio.                                   Institutional Capital LLC
                                                                   MFS Investment Management
-----------------------------------------------------------------------------------------------------------------
TARGET 2015           Seeks the highest total return over time     AXA Equitable Funds Management
  ALLOCATION          consistent with its asset mix. Total return     Group, LLC
                      includes capital growth and income.
-----------------------------------------------------------------------------------------------------------------
TARGET 2025           Seeks the highest total return over time     AXA Equitable Funds Management
  ALLOCATION          consistent with its asset mix. Total return     Group, LLC
                      includes capital growth and income.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                           INVESTMENT MANAGER (OR           AXA
 CLASS B SHARES                                                    SUB-ADVISER(S),                  VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                    AS APPLICABLE)                   MANAGEMENT
---------------------------------------------------------------------------------------------------------------
TARGET 2035           Seeks the highest total return over time     AXA Equitable Funds Management
  ALLOCATION          consistent with its asset mix. Total return     Group, LLC
                      includes capital growth and income.
---------------------------------------------------------------------------------------------------------------
TARGET 2045           Seeks the highest total return over time     AXA Equitable Funds Management
  ALLOCATION          consistent with its asset mix. Total return     Group, LLC
                      includes capital growth and income.


---------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                             INVESTMENT MANAGER (OR           AXA
 CLASS IB SHARES                                                 SUB-ADVISER(S),                  VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                  AS APPLICABLE)                   MANAGEMENT
---------------------------------------------------------------------------------------------------------------
ALL ASSET             Seeks long-term capital appreciation and   AXA Equitable Funds Management
  AGGRESSIVE - ALT    current income, with a greater emphasis       Group, LLC
  25                  on capital appreciation.
---------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -    Seeks long-term capital appreciation and   AXA Equitable Funds Management
  ALT 20              current income.                               Group, LLC
---------------------------------------------------------------------------------------------------------------
ALL ASSET             Seeks long-term capital appreciation and   AXA Equitable Funds Management
  MODERATE GROWTH -   current income, with a greater emphasis       Group, LLC
  ALT 15              on current income.
---------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED       Seeks to achieve long-term growth of       AllianceBernstein L.P.           (check mark)
  VOLATILITY/(2)/     capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                      returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
---------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED       Seeks to achieve long-term growth of       AllianceBernstein L.P.           (check mark)
  VOLATILITY/(3)/     capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                      returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
---------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED      Seeks to achieve long-term growth of       AllianceBernstein L.P.           (check mark)
  VOLATILITY/(4)/     capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                      returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
---------------------------------------------------------------------------------------------------------------
AXA BALANCED          Seeks long-term capital appreciation and   AXA Equitable Funds Management   (check mark)
  STRATEGY/(**)/      current income                                Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Seeks current income and growth of         AXA Equitable Funds Management   (check mark)
  GROWTH              capital, with a greater emphasis on           Group, LLC
  STRATEGY/(**)/      current income.
---------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Seeks a high level of current income.      AXA Equitable Funds Management   (check mark)
  STRATEGY/(**)/                                                    Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY     Seeks to achieve long-term capital         AXA Equitable Funds Management   (check mark)
  MANAGED             appreciation with an emphasis on risk-        Group, LLC
  VOLATILITY/(5)/     adjusted returns and managing volatility   BlackRock Investment
                      in the Portfolio.                             Management, LLC
                                                                 Morgan Stanley Investment
                                                                    Management Inc.
                                                                 OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                             INVESTMENT MANAGER (OR             AXA
 CLASS IB SHARES                                                 SUB-ADVISER(S),                    VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                  AS APPLICABLE)                     MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of       AXA Equitable Funds Management     (check mark)
  CORE MANAGED        capital with an emphasis on risk-adjusted     Group, LLC
  VOLATILITY/(6)/     returns and managing volatility in the     BlackRock Investment
                      Portfolio.                                    Management, LLC
                                                                 EARNEST Partners, LLC
                                                                 Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
                                                                 Hirayama Investments, LLC
                                                                 WHV Investment Management
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  MANAGED             capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
  VOLATILITY/(7)/     returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to provide current income and long-  AXA Equitable Funds Management     (check mark)
  VALUE MANAGED       term growth of income, accompanied by         Group, LLC
  VOLATILITY/(8)/     growth of capital with an emphasis on      BlackRock Investment
                      risk-adjusted returns and managing            Management, LLC
                      volatility in the Portfolio.               Northern Cross, LLC
-----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE    Seeks to achieve long-term growth of       AXA Equitable Funds Management     (check mark)
  MANAGED             capital with an emphasis on risk-adjusted     Group, LLC
  VOLATILITY/(9)/     returns and managing volatility in the     BlackRock Investment
                      Portfolio.                                    Management, LLC
                                                                 Capital Guardian Trust Company
                                                                 Institutional Capital LLC
                                                                 Thornburg Investment
                                                                    Management, Inc.
-----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP         Seeks to provide long-term capital growth  AXA Equitable Funds Management     (check mark)
  GROWTH MANAGED      with an emphasis on risk-adjusted returns     Group, LLC
  VOLATILITY/(10)/    and managing volatility in the Portfolio.  BlackRock Investment
                                                                    Management, LLC
                                                                 Marsico Capital Management, LLC
                                                                 T. Rowe Price Associates, Inc.
                                                                 Wells Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE   Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  MANAGED             capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
  VOLATILITY/(***)/   returns and managing volatility in the        Group, LLC
                      Portfolio.                                 BlackRock Investment
                                                                    Management, LLC
                                                                 Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
-----------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE     Seeks to achieve long-term capital         AXA Equitable Funds Management     (check mark)
  MANAGED             appreciation with an emphasis on risk         Group, LLC
  VOLATILITY/(11)/    adjusted returns and managing volatility   BlackRock Investment
                      in the Portfolio.                             Management, LLC
                                                                 Diamond Hill Capital
                                                                    Management, Inc.
                                                                 Wellington Management Company,
                                                                    LLP
-----------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH   Seeks long-term capital appreciation and   AXA Equitable Funds Management     (check mark)
  STRATEGY/(**)/      current income, with a greater emphasis       Group, LLC
                      on current income.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                INVESTMENT MANAGER (OR              AXA
 CLASS IB SHARES                                                    SUB-ADVISER(S),                     VOLATILITY
 PORTFOLIO NAME/(*)/   OBJECTIVE                                    AS APPLICABLE)                      MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN           Seeks to maximize income while               AXA Equitable Funds Management      (check mark)
  BALANCED MANAGED     maintaining prospects for capital               Group, LLC
  VOLATILITY/(12)/     appreciation with an emphasis on risk-       BlackRock Investment
                       adjusted returns and managing volatility in     Management, LLC
                       the Portfolio.                               Franklin Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL     Seeks to achieve long-term total return      AXA Equitable Funds Management      (check mark)
  CAP VALUE MANAGED    with an emphasis on risk-adjusted returns       Group, LLC
  VOLATILITY/(13)/     and managing volatility in the Portfolio.    BlackRock Investment
                                                                       Management, LLC
                                                                    Franklin Advisory Services, LLC
---------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN           Primarily seeks capital appreciation and     AXA Equitable Funds Management      (check mark)
  TEMPLETON            secondarily seeks income.                       Group, LLC
  ALLOCATION
  MANAGED
  VOLATILITY/(14)/
---------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE       Seeks to achieve capital appreciation,       AXA Equitable Funds Management      (check mark)
  CAP EQUITY           which may occasionally be short-term,           Group, LLC
  MANAGED              with an emphasis on risk adjusted returns    BlackRock Investment
  VOLATILITY/(15)/     and managing volatility in the Portfolio.       Management, LLC
                                                                    Franklin Mutual Advisers, LLC
---------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON          Seeks to achieve long-term capital growth    AXA Equitable Funds Management      (check mark)
  GLOBAL EQUITY        with an emphasis on risk adjusted returns       Group, LLC
  MANAGED              and managing volatility in the Portfolio.    BlackRock Investment
  VOLATILITY/(16)/                                                     Management, LLC
                                                                    Templeton Investment Counsel, LLC
---------------------------------------------------------------------------------------------------------------------
                       Seeks to achieve total return from long-     AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN term growth of capital and income.
  DYNAMIC WEALTH
  STRATEGIES/(**)/
---------------------------------------------------------------------------------------------------------------------
                       Seeks to achieve long-term growth of         AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN capital.
  SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Seeks to achieve capital appreciation and    BlackRock Investment
  VALUE EQUITY         secondarily, income.                            Management, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS     Seeks a combination of growth and            Boston Advisors, LLC
  EQUITY INCOME        income to achieve an above-average and
                       consistent total return.
---------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY    Seeks to achieve long-term capital           Calvert Investment Management
  RESPONSIBLE          appreciation.                                   Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Seeks to achieve a total return before       AllianceBernstein L.P.
  INDEX                expenses that approximates the total
                       return performance of the Russell 3000
                       Index, including reinvestment of
                       dividends, at a risk level consistent with
                       that of the Russell 3000 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX     Seeks to achieve a total return before       AXA Equitable Funds Management
                       expenses that approximates the total return     Group, LLC
                       performance of the Barclays Intermediate     SSgA Funds Management, Inc.
                       U.S. Government/Credit Index, including
                       reinvestment of dividends, at a risk level
                       consistent with that of the Barclays
                       Intermediate U.S. Government/Credit Index.
---------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK      Seeks to achieve long-term growth of         Davis Selected Advisers, L.P.
  VENTURE/(+)/         capital.
---------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS    Seeks to achieve long-term growth of         AllianceBernstein L.P.
  EQUITY PLUS          capital.                                     AXA Equitable Funds Management
                                                                       Group, LLC
                                                                    EARNEST Partners, LLC
---------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                               INVESTMENT MANAGER (OR               AXA
 CLASS IB SHARES                                                   SUB-ADVISER(S),                      VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                    AS APPLICABLE)                       MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Seeks to achieve a total return before       AllianceBernstein L.P.
                      expenses that approximates the total return
                      performance of the S&P 500 Index, including
                      reinvestment of dividends, at a risk level
                      consistent with that of the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH      Seeks to achieve long-term growth of         AXA Equitable Funds Management       (check mark)
  PLUS/(+)/           capital with an emphasis on risk-adjusted       Group, LLC
                      returns and managing volatility in the       BlackRock Capital Management, Inc.
                      Portfolio.                                   BlackRock Investment
                                                                      Management, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Seeks to maximize capital appreciation.      GAMCO Asset Management, Inc.
  COMPANY VALUE
---------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and          AXA Equitable Funds Management
                      current income.                                 Group, LLC
                                                                   BlackRock Investment
                                                                      Management, LLC
                                                                   First International Advisors, LLC
                                                                   Wells Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND    Seeks to maximize current income.            AXA Equitable Funds Management
                                                                      Group, LLC
                                                                   AXA Investment Managers, Inc.
                                                                   Post Advisory Group, LLP
---------------------------------------------------------------------------------------------------------------------
EQ/INVESCO            Seeks to achieve capital growth and          Invesco Advisers, Inc.
  COMSTOCK(***)       income.
---------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital           J.P. Morgan Investment
  OPPORTUNITIES       appreciation.                                   Management Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before       AllianceBernstein L.P.
  INDEX               expenses that approximates the total
                      return performance of the Russell 1000
                      Growth Index, including reinvestment of
                      dividends at a risk level consistent with
                      that of the Russell 1000 Growth Index.
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before       SSgA Funds Management, Inc.
  INDEX               expenses that approximates the total
                      return performance of the Russell 1000
                      Value Index, including reinvestment of
                      dividends, at a risk level consistent with
                      that of the Russell 1000 Value Index.
---------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT        Seeks to achieve capital appreciation and    Lord, Abbett & Co. LLC
  LARGE CAP           growth of income with reasonable risk.
  CORE/(+)/
---------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.       Massachusetts Financial Services
  INTERNATIONAL                                                       Company d/b/a MFS Investment
  GROWTH                                                              Management
---------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before       SSgA Funds Management, Inc.
                      expenses that approximates the total
                      return performance of the S&P Mid Cap
                      400 Index, including reinvestment of
                      dividends, at a risk level consistent with
                      that of the S&P Mid Cap 400 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET       Seeks to obtain a high level of current      The Dreyfus Corporation
                      income, preserve its assets and maintain
                      liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY     Seeks to achieve capital growth.             Morgan Stanley Investment
  MID CAP GROWTH                                                      Management Inc.
---------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                               INVESTMENT MANAGER (OR            AXA
 CLASS IB SHARES                                                   SUB-ADVISER(S),                   VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                    AS APPLICABLE)                    MANAGEMENT
----------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Seeks to achieve capital appreciation.       OppenheimerFunds, Inc.
  GLOBAL
----------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Seeks to achieve maximum real return,        Pacific Investment Management
  REAL RETURN         consistent with preservation of capital and     Company LLC
                      prudent investment management.
----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of      Pacific Investment Management
  SHORT BOND          traditional money market products while         Company LLC
                      maintaining an emphasis on preservation
                      of capital and liquidity.
----------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income         AllianceBernstein L.P.
                      consistent with moderate risk to capital.    AXA Equitable Funds Management
                                                                      Group, LLC
                                                                   Pacific Investment Management
                                                                      Company LLC
----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible    AllianceBernstein L.P.
  INDEX               (before expenses) the total return of the
                      Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital           T. Rowe Price Associates, Inc.
  GROWTH STOCK        appreciation and secondarily, income.
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of         AllianceBernstein L.P.
  AGGRESSIVE          capital./(+++) /                             AXA Equitable Funds Management
  EQUITY/(++)/                                                        Group, LLC
                                                                   ClearBridge Investments, LLC
                                                                   Marsico Capital Management, LLC
                                                                   Scotia Institutional Asset
                                                                      Management US, Ltd.
                                                                   T. Rowe Price Associates, Inc.
                                                                   Westfield Capital Management
                                                                      Company, L.P.
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE     Seeks to achieve a balance of high current   AXA Equitable Funds Management
  BOND/(++)/          income and capital appreciation,                Group, LLC
                      consistent with a prudent level of risk.     BlackRock Financial Management,
                                                                      Inc.
                                                                   Pacific Investment Management
                                                                      Company LLC
                                                                   SSgA Funds Management, Inc.
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of         Allianz Global Investors US LLC
  TECHNOLOGY/(++)/    capital.                                     AXA Equitable Funds Management
                                                                      Group, LLC
                                                                   SSgA Funds Management, Inc.
                                                                   Wellington Management
                                                                      Company, LLP


-----------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                         INVESTMENT MANAGER
 FUNDS) - SERIES II                                                                (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                     AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to provide reasonable      .   Invesco Advisers, Inc.
  DIVERSIFIED        current income and long-term growth of income and capital.
  DIVIDEND FUND
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through       .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                         .   Invesco Asset Management
                                                                                       Limited
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return comprised of  .   Invesco Advisers, Inc.
  YIELD FUND         current income and capital appreciation.
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of        .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                            INVESTMENT MANAGER
 FUNDS) - SERIES II                                                                   (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                        AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of           .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of capital.  .   Invesco Advisers, Inc.
  CAP EQUITY FUND


---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -                                                        INVESTMENT MANAGER
 CLASS II                                                                  (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                             AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.


-------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT MANAGER
 PORTFOLIO NAME -                                                              (OR SUB-ADVISER(S),
 CLASS 4 SHARES       OBJECTIVE                                                AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
BOND FUND/SM/         The fund's investment objective is to provide as high a  .   Capital Research and
                      level of current income as is consistent with the            Management Company
                      preservation of capital.
-------------------------------------------------------------------------------------------------------------


 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                                       INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                          AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                              .   Fidelity Management and
  CONTRAFUND(R)                                                                             Research Company (FMR)
  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks reasonable income. The fund will also consider the           .   Fidelity Management and
  EQUITY-INCOME      potential for capital appreciation. The fund's goal is to achieve      Research Company (FMR)
  PORTFOLIO          a yield which exceeds the composite yield on the securities comprising the Standard & Poors(R) 500 Index (S&P 500(R)).
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                                 .   Fidelity Management and
  CAP PORTFOLIO                                                                             Research Company (FMR)


-----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                                  INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                                                   SUB-ADVISER(S),
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL      Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP            capital. Capital appreciation is a secondary consideration.
  FUND/(17)/


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                          INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.


-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER (OR
 PORTFOLIOS                                                                    SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                                                INVESTMENT MANAGER (OR
 SERVICE SHARES                                                                SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.                     .   Lazard Asset Management
  EMERGING MARKETS                                                                 LLC
  EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                            INVESTMENT MANAGER (OR
 SERVICE CLASS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                                 Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  GROWTH STOCK       appreciation.                                                 Services Company
  SERIES
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  TRUST SERIES       appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts Financial
  PORTFOLIO          appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts Financial
  SERIES                                                                           Services Company
-------------------------------------------------------------------------------------------------------------


 OPPENHEIMER
 VARIABLE ACCOUNT                                          INVESTMENT MANAGER
 FUNDS - SERVICE                                           (OR SUB-ADVISER(S),
 CLASS               OBJECTIVE                             AS APPLICABLE)
-----------------------------------------------------------------------------------------
OPPENHEIMER MAIN     The fund seeks capital appreciation.  .   OFI Global Asset
  STREET FUND(R)/VA                                            Management Inc.
                                                               (Investment Adviser) and
                                                               Oppenheimer Funds, Inc.
                                                               (Sub-Adviser)


----------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -                                                          INVESTMENT MANAGER
 ADVISOR CLASS                                                              (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                          AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent  .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                 Management Company LLC
  STRATEGY PORTFOLIO


-------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST                                                                   INVESTMENT MANAGER
 - S CLASS                                                                           (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                       AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL   Seeks long-term capital appreciation by investing primarily in  .   Van Eck Associates
  HARD ASSETS FUND   hard asset securities. Income is a secondary consideration.         Corporation
-------------------------------------------------------------------------------------------------------------------


(*)This information reflects the variable investment option's name change effective on or about June 13, 2014, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about June 13, 2014. The number in the ''FN'' column corresponds with the number contained in the table above.



----------------------------------------------------------
 FN   VARIABLE INVESTMENT OPTION NAME UNTIL JUNE 13, 2014
----------------------------------------------------------
(1)         Multimanager Multi-Sector Bond
----------------------------------------------------------
(2)         AXA Tactical Manager 400
----------------------------------------------------------
(3)         AXA Tactical Manager 500
----------------------------------------------------------
(4)         AXA Tactical Manager 2000
----------------------------------------------------------
(5)         EQ/Global Multi-Sector Equity
----------------------------------------------------------
(6)         EQ/International Core PLUS
----------------------------------------------------------
(7)         AXA Tactical Manager International
----------------------------------------------------------
(8)         EQ/International Value PLUS
----------------------------------------------------------
(9)         EQ/Large Cap Core PLUS
----------------------------------------------------------
(10)        EQ/Large Cap Growth PLUS
----------------------------------------------------------
(11)        EQ/Mid Cap Value PLUS
----------------------------------------------------------
(12)        EQ/Franklin Core Balanced
----------------------------------------------------------
(13)        EQ/AXA Franklin Small Cap Value Core
----------------------------------------------------------
(14)        EQ/Franklin Templeton Allocation
----------------------------------------------------------
(15)        EQ/Mutual Large Cap Equity
----------------------------------------------------------
(16)        EQ/Templeton Global Equity
----------------------------------------------------------
(17)        Templeton Global Bond Securities Fund
----------------------------------------------------------



(**)These are the only portfolios available in connection with the Personal
    Income Benefit. Collectively, we refer to them as the "Personal Income Benefit variable investment options." Please note that they are also available as Non-Personal Income Benefit variable investment options.
(***)This new variable investment option will be available on or about June 20, 2014, subject to regulatory approval.


(+) This portfolio will be involved in a planned merger effective on or about
    June 13, 2014 and June 20, 2014, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. For more information about these portfolio mergers, please contact our customer service representative.

                        CONTRACT FEATURES AND BENEFITS

                          EFFECTIVE JUNE 13, 2014

-------------------------------------------------------------------------------
 REPLACED OPTIONS                       SURVIVING OPTIONS
-------------------------------------------------------------------------------
EQ/Davis New York Venture               EQ/Invesco Comstock
-------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core           EQ/Invesco Comstock
-------------------------------------------------------------------------------
Multimanager Large Cap Value            AXA Large Cap Value Managed
                                        Volatility++
-------------------------------------------------------------------------------
                          EFFECTIVE JUNE 20, 2014

-------------------------------------------------------------------------------
 REPLACED OPTIONS                       SURVIVING OPTIONS
-------------------------------------------------------------------------------
EQ/Equity Growth PLUS                   AXA Large Cap Growth Managed
                                        Volatility++
-------------------------------------------------------------------------------


    ++  New fund name


(++)This portfolio will be reorganized as a portfolio of EQ Advisors Trust
    ("Trust") on or about June 13, 2014, subject to regulatory and shareholder approval.
(+++)On or about April 30, 2014, the investment objective changed from "Seeks to achieve long-term growth of capital with an emphasis on risk adjusted returns and managing volatility in the portfolio" to "Seeks to achieve long-term growth of capital." Accordingly, this portfolio no longer utilizes the AXA volatility management strategy.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the annual minimum guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


Depending on the year and the state where your contract is issued, your lifetime minimum guaranteed interest rate ranges from 1.00% to 1.50%. For new contracts issued in 2014, the lifetime minimum guaranteed interest rate is 1.00%. The annual minimum guaranteed interest rate for 2014 is the same as your lifetime minimum guaranteed interest rate. The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state.


We reserve the right to limit contributions to the guaranteed interest option. See "Allocating your contributions" later in this section for more information.


There is no market value adjustment deduction in connection with any transfer of account value out of a guaranteed interest option due to changes in interest rates. A withdrawal from the contract itself, however, may result in a withdrawal charge. For more information, see "Withdrawal charge" later in this prospectus.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We may pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. The guaranteed rate in effect on the contract date for each of the time periods available will be shown in your contract. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.

SELECTING YOUR INVESTMENT METHOD

You must choose one of the following two methods for selecting your investment options:

..   MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers subject to our rules. Also, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

..   MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart. You can make transfers subject to our rules.

You may prefer the Maximum investment options choice method if investing in more conservative variable investment options is important to you. On the other hand, you may prefer the Maximum transfer flexibility method if you are less interested in investing in conservative variable investment options and want to be able to freely transfer amounts out of the guaranteed interest option. Please consult with your financial professional to determine which investment method is appropriate for you.

These investment methods do not apply to the Personal Income Benefit variable investment options. Regardless of whether you allocate amounts to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value allocations. For more information on your ability to make transfers, see "Transferring your account value" under "Transferring your money among investment options" later in this prospectus.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS.

From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B".

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program). However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------
 INVESTMENT OPTIONS
-------------------------------------------------------------------------------------------
 A
-------------------------------------------------------------------------------------------
.. Guaranteed Interest Option
-------------------------------------------------------------------------------------------
 DOMESTIC STOCKS
-------------------------------------------------------------------------------------------
.. American Century VP Mid Cap Value           . EQ/Large Cap Growth Index
.. AXA 400 Managed Volatility                  . EQ/Large Cap Value Index
.. AXA 500 Managed Volatility                  . EQ/Lord Abbett Large Cap Core/(*)/
.. AXA 2000 Managed Volatility                 . EQ/Mid Cap Index
.. AXA Aggressive Allocation                   . EQ/Morgan Stanley Mid Cap Growth
.. AXA Moderate Growth Strategy                . EQ/Small Company Index
.. AXA Moderate-Plus Allocation                . EQ/T. Rowe Price Growth Stock
.. AXA/Franklin Small Cap Value Managed        . Fidelity(R) VIP Contrafund(R)
  Volatility/(*)/                             . Fidelity(R) VIP Equity Income
.. AXA/Franklin Templeton Allocation Managed   . Fidelity(R) VIP Mid Cap
  Volatility/(*)/                             . Goldman Sachs VIT Mid Cap Value
.. AXA Large Cap Core Managed Volatility/(*)/  . Invesco V.I. Diversified Dividend
.. AXA Large Cap Growth Managed                . Invesco V.I. Mid Cap Core Equity
  Volatility/(*)/                             . Invesco V.I. Small Cap Equity
.. AXA Large Cap Value Managed Volatility/(1)/ . Ivy Funds VIP Energy
.. AXA Mid Cap Value Managed Volatility/(*)/   . Ivy Funds VIP Mid Cap Growth
.. AXA/Mutual Large Cap Equity Managed         . Ivy Funds VIP Small Cap Growth
  Volatility/(*)/                             . MFS(R) Investors Growth Stock
.. AXA/Templeton Global Equity Managed         . MFS(R) Investors Trust
  Volatility/(*)/                             . MFS(R) Technology
.. EQ/AllianceBernstein Dynamic Wealth         . MFS(R) Utilities
  Strategies                                  . Multimanager Aggressive Equity/(*)/
.. EQ/AllianceBernstein Small Cap Growth       . Multimanager Large Cap Value/(*)/
.. EQ/BlackRock Basic Value Equity             . Multimanager Technology/(*)/
.. EQ/Boston Advisors Equity Income            . Oppenheimer Main Street Fund(R)/VA
.. EQ/Calvert Socially Responsible             . PIMCO VIT CommodityRealReturn(R) Strategy
.. EQ/Common Stock Index                       . Target 2015 Allocation
.. EQ/Davis New York Venture/(*)/              . Target 2025 Allocation
.. EQ/Equity 500 Index                         . Target 2035 Allocation
.. EQ/Equity Growth PLUS/(*)/                  . Target 2045 Allocation
.. EQ/GAMCO Small Company Value                . Van Eck VIP Global Hard Assets
.. EQ/Invesco Comstock/(1)/
.. EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
-------------------------------------------------------------------------------------------
.. AXA International Managed Volatility/(*)/   . EQ/MFS International Growth
.. AXA Global Equity Managed Volatility/(*)/   . EQ/Oppenheimer Global
.. AXA International Core Managed              . Invesco V.I. Global Real Estate
  Volatility/(*)/                             . Invesco V.I. International Growth
.. AXA International Value Managed             . Lazard Retirement Emerging Markets Equity
  Volatility/(*)/                             . MFS(R) International Value
.. EQ/Emerging Markets Equity PLUS
-------------------------------------------------------------------------------------------
 BALANCED/HYBRID
-------------------------------------------------------------------------------------------
.. All Asset Aggressive - Alt 25               . AXA Balanced Strategy
.. All Asset Growth - Alt 20                   . AXA Moderate Allocation
.. All Asset Moderate Growth - Alt 15
-------------------------------------------------------------------------------------------
 B
-------------------------------------------------------------------------------------------
 FIXED INCOME
-------------------------------------------------------------------------------------------
.. American Funds Insurance Series(R) Bond/SM/ . EQ/High Yield Bond
.. AXA Conservative Allocation                 . EQ/Long Term Bond
.. AXA Conservative-Plus Allocation            . EQ/Money Market
.. AXA Conservative Growth Strategy            . EQ/PIMCO Global Real Return
.. AXA Conservative Strategy                   . EQ/PIMCO Ultra Short Bond
.. AXA/Franklin Balanced Managed               . EQ/Quality Bond PLUS
  Volatility/(*)/                             . Invesco V.I. High Yield
.. Charter/SM/ Multi-Sector Bond/(*)/          . Ivy Funds VIP High Income
.. EQ/Core Bond Index                          . Multimanager Core Bond/(*)/
.. EQ/Global Bond PLUS                         . Templeton Global Bond VIP/(*)/
-------------------------------------------------------------------------------------------



(*)Please see the "Portfolios of Trusts" earlier in this prospectus regarding a planned name change, investment objective change, reorganization and/or merger of this portfolio, subject to regulatory and/or shareholder approval.
(1)This new variable investment option will be available on or about June 13, 2014, subject to regulatory approval.

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "maximum investment option choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.


If you select the "maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

ERISA CONSIDERATIONS FOR EMPLOYERS

If you are an employer and your Plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA")
Section 404(c), you or your Plan trustee must make sure that the investment options chosen for your Plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA
Section 404(c). See "Tax information" later in this prospectus.

ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment choice, you may allocate your contributions to one or more or all of the investment options you have chosen, subject to any restrictions under the investment method you choose. Allocations to the guaranteed interest option are limited to no more than 25% of any contribution. Currently, we are relaxing this limitation. If we decide to change our limitations on allocations to the guaranteed interest option, we will provide you with notice of at least 45 days.

Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Also, you may choose special dollar cost averaging (described below) to allocate your contributions under your contract.

Additional contributions are allocated according to instructions on file unless you provide us with new instructions.

Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocation under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, your should speak with him/her regarding any different arrangements that may apply.

                        CONTRACT FEATURES AND BENEFITS

PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS

Subject to availability in your state, if you are between the ages of 45 and 85, for an additional charge you may activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000. For amounts you decide to allocate in connection with this feature, your investment options will be limited to the Personal Income Benefit variable investment options discussed in detail below. In general, allocating contributions and transfers to the Personal Income Benefit variable investment options is the primary way of increasing your Guaranteed Annual Withdrawal Amount. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature, which include restrictions on your ability to make transfers to the Non-Personal Income Benefit investment options.

You must select one of the investment methods discussed above (the Maximum investment options choice and Maximum transfer flexibility) for your Non-Personal Income Benefit account value allocations. If you allocate account value to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value.

The amounts you allocate to the Personal Income Benefit variable investment options may represent all, or a portion of, your contribution. If you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop allocations to these investment options.

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our contract administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.

-----------------------------------------------------------------------------------------------
 FOR ALLOCATIONS TO YOUR PERSONAL INCOME        FOR ALLOCATIONS TO YOUR NON-PERSONAL INCOME
 BENEFIT ACCOUNT VALUE                          BENEFIT ACCOUNT VALUE
-----------------------------------------------------------------------------------------------
.. Personal Income Benefit AXA Balanced Strategy . AXA Balanced Strategy
.. Personal Income Benefit AXA Conservative      . AXA Conservative Growth Strategy
  Growth Strategy
.. Personal Income Benefit AXA Conservative      . AXA Conservative Strategy
  Strategy
.. Personal Income Benefit AXA Moderate Growth   . AXA Moderate Growth Strategy
  Strategy
.. Personal Income Benefit EQ/                   . EQ/AllianceBernstein Dynamic Wealth
  AllianceBernstein Dynamic Wealth Strategies     Strategies
-----------------------------------------------------------------------------------------------

Upon advance notice to you, we reserve the right to add or remove Personal Income Benefit variable investment options at our sole discretion.

Please see "Personal Income Benefit" later in this prospectus for more information about this feature.




SPECIAL DOLLAR COST AVERAGING

Special dollar cost averaging allows you to gradually allocate amounts to up to 10 available variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. This program, however, does not guarantee that you will earn a profit or be protected against losses.

During the first five contract years, you may choose to allocate all or a portion of any eligible rollover or direct transfer contribution to the account for special dollar cost averaging. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for details on what contributions are eligible under both EDC and TSA contracts.

Contributions into the account may not be transfers from other investment options. Also, on-going payroll contributions into the account are not permitted. Your initial allocation to the special dollar cost averaging program must be at least $2,000 and any additional contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it.

You may have your account value transferred to any of the variable investment options available under the contract, including the Personal Income Benefit variable investment options (if available). No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option.

We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you may receive an enhanced interest rate. We may also offer other time periods. Please note that any time period selected must begin before the fifth contract date anniversary. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact one of our customer service representatives.

Contribution(s) made to the special dollar cost averaging program will be credited with the interest rate on the date the first contribution is received by AXA Equitable and allocated to the time period initially selected by you. Once the time period you selected has ended, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

                        CONTRACT FEATURES AND BENEFITS

The first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options and the guaranteed interest option according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts (including a loan request) from the account for special dollar cost averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may change your allocations for transfers from the account for special dollar cost averaging at any time. Also, you may ask us to cancel your participation in the program at any time. If you do so, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the percentages for special dollar cost averaging we have on file for you.

If we exercise our right to terminate transfers into the Personal Income Benefit variable investment options and your program has transfers designated to those investment options, your program will run to its conclusion. Also, if we exercise our right to terminate contributions or transfers to the Personal Income Benefit variable investment options, those investment options cannot be selected as part of a new special dollar cost averaging program.

If your program has transfers designated to the Personal Income Benefit variable investment options and you elect to begin receiving Guaranteed Annual Withdrawal Amount payments, you will be deemed to have terminated the program. The value you have remaining in the program will be transferred to the variable investment options prior to calculating your Guaranteed Annual Withdrawal Amount payments.

PERSONAL INCOME BENEFIT

(AVAILABLE WITH ALL EQUI-VEST(R) CONTRACTS EXCEPT TAX-EXEMPT EMPLOYER EDC CONTRACTS)

This section describes the Personal Income Benefit. The Personal Income Benefit may not be available in all contracts or in all states. See Appendix I later in this prospectus for more information on state availability and/or variations of certain features or benefits. For an additional charge, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to a maximum amount per contract year (your "Guaranteed Annual Withdrawal Amount") during your lifetime (or your spouse's lifetime if Joint life payments are elected) even if your Personal Income Benefit account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. In order to activate the Personal Income Benefit, you must meet the following two requirements:

(1)You must be between the ages of 45 and 85.

                                     -AND-

(2)You must allocate a minimum of $1,000 to your Personal Income Benefit account value, either through a new contribution or a one-time transfer from your Non-Personal Income Benefit account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your Personal Income Benefit account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your Personal Income Benefit account value on each contract date anniversary. For a description of how the charge is deducted, see "Personal Income Benefit charge" later in "Charges and expenses."

For amounts allocated in connection with the Personal Income Benefit, your investment options will be limited to the Personal Income Benefit variable investment options. Amounts allocated to the Personal Income Benefit variable investment options make up your Personal Income Benefit account value. See "Personal Income Benefit variable investment options" in "Allocating your contributions" earlier in this section.

Please note that you are not required to activate the Personal Income Benefit and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your Personal Income Benefit account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Personal Income Benefit Early and Excess withdrawals" below in this section).

Prior to allocating amounts to the Personal Income Benefit variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your Personal Income Benefit account value.

DETERMINING YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

..   contributions to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

..   transfers to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

..   any Ratchet increase of your Ratchet Base on your contract date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your contract.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

..   contributions and transfers to the Personal Income Benefit variable investment options are not permitted;

                        CONTRACT FEATURES AND BENEFITS

..   your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Personal Income Benefit Excess withdrawals; and

..   your Guaranteed Annual Withdrawal Amount may increase as the result of a
    Ratchet increase of your Ratchet Base.

THE GUARANTEED WITHDRAWAL RATE AND GUARANTEED TRANSFER WITHDRAWAL RATE

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate ("GWR") to amounts you contribute to the Personal Income Benefit variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate ("GTWR") to amounts you transfer to the Personal Income Benefit variable investment options from the other investment options in your EQUI-VEST(R) contract, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. In our sole discretion, we may declare a GWR that is greater, but not less than the rate generated by the GWR calculation.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%. IN OUR SOLE DISCRETION, WE MAY DECLARE A GTWR THAT IS GREATER THAN 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The Personal Income Benefit account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the Personal Income Benefit feature

Assume you are eligible to activate the Personal Income Benefit feature and have $50,000 in your EQUI-VEST(R) contract. You then make a one-time transfer of $1,000 from your Non-Personal Income Benefit account value to the Personal Income Benefit variable investment options. The GTWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

..   Your Personal Income Benefit account value is $1,000.

..   Your Ratchet Base is $1,000.

..   Your Guaranteed Annual Withdrawal Amount ("GAWA") is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1st and decide to make on-going contributions that amount to $200 to the Personal Income Benefit variable investment options on the 15th of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.


--------------------------------------------------------------------------------------------------------------------
                                                                                                            PERSONAL
                                                                                                             INCOME
                                                                                                            BENEFIT
                                                                               NEW  TOTAL                   ACCOUNT
                           DATE                              TRANSFER     GTWR GAWA GAWA  RATCHET BASE/(*)/  VALUE
--------------------------------------------------------------------------------------------------------------------
Dec. 1                                                          $1,000     3%  $30   $30       $1,000        $1,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                            PERSONAL
                                                                                                             INCOME
                                                                                                            BENEFIT
                                                                               NEW  TOTAL                   ACCOUNT
                           DATE                              CONTRIBUTION GWR  GAWA GAWA  RATCHET BASE/(*)/  VALUE
--------------------------------------------------------------------------------------------------------------------
Jan. 15                                                         $200       3%  $6    $36       $1,200        $1,200
--------------------------------------------------------------------------------------------------------------------
Feb. 15                                                         $200       3%  $6    $42       $1,400        $1,400
--------------------------------------------------------------------------------------------------------------------
Mar. 15                                                         $200       3%  $6    $48       $1,600        $1,600
--------------------------------------------------------------------------------------------------------------------
Apr. 15                                                         $200       4%  $8    $56       $1,800        $1,800
--------------------------------------------------------------------------------------------------------------------
May. 15                                                         $200       4%  $8    $64       $2,000        $2,000
--------------------------------------------------------------------------------------------------------------------
Jun. 15                                                         $200       4%  $8    $72       $2,200        $2,200
--------------------------------------------------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

Assume you activated the benefit as described in EXAMPLE 1 on December 1st and continue to make on-going contributions of $200 to the Personal Income Benefit variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options on the 1st of each month beginning on January 1st. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and Personal Income Benefit account value through both contributions and transfers.

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
                                                                                                               PERSONAL
                                                                                                                INCOME
                                                                                                               BENEFIT
                                                                                        NEW   TOTAL  RATCHET   ACCOUNT
                           DATE                              TRANSFER          GTWR     GAWA  GAWA   BASE/(*)/  VALUE
-----------------------------------------------------------------------------------------------------------------------
Dec. 1                                                           $1,000        3%       $30   $30     $1,000    $1,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               PERSONAL
                                                                                                                INCOME
                                                                                                               BENEFIT
                                                             CONTRIBUTION OR  GWR OR    NEW   TOTAL  RATCHET   ACCOUNT
                           DATE                              TRANSFER        GTWR/(**)/ GAWA  GAWA   BASE/(*)/  VALUE
-----------------------------------------------------------------------------------------------------------------------
Jan. 1                                                           $100          3%       $3    $33     $1,100    $1,100
-----------------------------------------------------------------------------------------------------------------------
Jan. 15                                                          $200          3%       $6    $39     $1,300    $1,300
-----------------------------------------------------------------------------------------------------------------------
Feb. 1                                                           $100          3%       $3    $42     $1,400    $1,400
-----------------------------------------------------------------------------------------------------------------------
Feb. 15                                                          $200          3%       $6    $48     $1,600    $1,600
-----------------------------------------------------------------------------------------------------------------------
Mar. 1                                                           $100          3%       $3    $51     $1,700    $1,700
-----------------------------------------------------------------------------------------------------------------------
Mar. 15                                                          $200          3%       $6    $57     $1,900    $1,900
-----------------------------------------------------------------------------------------------------------------------
Apr. 1                                                           $100          3.50%    $3.50 $60.50  $2,000    $2,000
-----------------------------------------------------------------------------------------------------------------------
Apr. 15                                                          $200          4%       $8    $68.50  $2,200    $2,200
-----------------------------------------------------------------------------------------------------------------------
May. 1                                                           $100          3.50%    $3.50 $72     $2,300    $2,300
-----------------------------------------------------------------------------------------------------------------------
May. 15                                                          $200          4%       $8    $80     $2,500    $2,500
-----------------------------------------------------------------------------------------------------------------------
Jun. 1                                                           $100          3.50%    $3.50 $83.50  $2,600    $2,600
-----------------------------------------------------------------------------------------------------------------------
Jun. 15                                                          $200          4%       $8    $91.50  $2,800    $2,800
-----------------------------------------------------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.
(**)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

RATCHET BASE AND THE ANNUAL RATCHET

The Personal Income Benefit feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your Personal Income Benefit variable investment options. Your Ratchet Base initially equals contributions and transfers to the Personal Income Benefit variable investment options and is recalculated on each contract date anniversary to equal the greater of your Personal Income Benefit account value and the most recent Ratchet Base. If your Personal Income Benefit account value is greater, we will "ratchet," or increase, your Ratchet Base to equal your Personal Income Benefit account value. You are eligible for annual ratchets on each contract date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the "Ratchet increase"). This weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.

If an annual ratchet is not applicable on your contract date anniversary, the Ratchet Base will not be eligible for a ratchet until the next contract date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess Withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See "Accessing your money" later in this prospectus.

The following examples are designed to show how the Ratchet Base works. In these examples, assume the Personal Income Benefit was activated on your contract date anniversary - December 1st. Next, assume that you make monthly contributions to the Personal Income Benefit variable investment options for 11 consecutive months with no transfers to the Personal Income Benefit variable investment options from your Non-Personal Income Benefit investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your Personal Income Benefit account value at the end of the contract year is $3,000.


------------------------------------------------------------------------------------------------------------------
                                                                                                        PERSONAL
                                                                                                         INCOME
                                                                                                        BENEFIT
                                                                                  NEW   TOTAL  RATCHET  ACCOUNT
                           DATE                              TRANSFER     GTWR(*) GAWA  GAWA    BASE     VALUE
------------------------------------------------------------------------------------------------------------------
Dec. 1                                                          $1,000     3%     $30   $30    $1,000    $1,000
------------------------------------------------------------------------------------------------------------------
                                                                                                        PERSONAL
                                                                                                         INCOME
                                                                                                        BENEFIT
                                                                                  NEW   TOTAL  RATCHET  ACCOUNT
                           DATE                              CONTRIBUTION GWR(*)  GAWA  GAWA    BASE   VALUE/(**)/
------------------------------------------------------------------------------------------------------------------
Jan. 1                                                          $100       3%     $3    $33    $1,100    $1,100
------------------------------------------------------------------------------------------------------------------
Feb. 1                                                          $200       3%     $6    $39    $1,300    $1,280
------------------------------------------------------------------------------------------------------------------
Mar. 1                                                          $100       3%     $3    $42    $1,400    $1,100
------------------------------------------------------------------------------------------------------------------
Apr. 15                                                         $200       3.5%   $7    $49    $1,600    $1,600
------------------------------------------------------------------------------------------------------------------
May. 1                                                          $100       3.5%   $3.50 $52.50 $1,700    $1,760
------------------------------------------------------------------------------------------------------------------
Jun. 15                                                         $200       3.5%   $7    $59.50 $1,900    $1,650
------------------------------------------------------------------------------------------------------------------
Jul. 1                                                          $100       3.5%   $3.50 $63    $2,000    $2,100
------------------------------------------------------------------------------------------------------------------
Aug. 15                                                         $200       3.5%   $7    $70    $2,200    $2,380
------------------------------------------------------------------------------------------------------------------
Sep. 1                                                          $100       3.5%   $3.50 $73.50 $2,300    $2,580
------------------------------------------------------------------------------------------------------------------
Oct. 15                                                         $200       3%     $6    $79.50 $2,500    $2,860
------------------------------------------------------------------------------------------------------------------
Nov. 1                                                          $100       3%     $3    $82.50 $2,600    $2,960
------------------------------------------------------------------------------------------------------------------

(*)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.
(**)The changes to the Personal Income Benefit account value represent hypothetical investment gains and losses due to the performance of the Personal Income Benefit variable investment options. This example shows a Personal Income Benefit account value that is greater than the Ratchet Base at the end of the contract year. Please note that if the Personal Income Benefit account value was lower than the Ratchet Base at the end of the contract year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

In this example, on Dec. 1 (the contract date anniversary), the most recent Ratchet Base ($2,600) is compared to the Personal Income Benefit account value ($3,000) on the contract date anniversary. Because the Personal Income Benefit account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any Personal Income Benefit Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

   $82.50 / $2600 = 3.17%

                        CONTRACT FEATURES AND BENEFITS

   3.17% x $400 = $12.69

   $82.50 + $12.69 = $95.19

ELECTING TO TAKE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your Personal Income Benefit account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See "Withdrawing your account value" under "Accessing your money" later in this prospectus for more information.

In order to start receiving Guaranteed Annual Withdrawal Amount payments, you must be at least 59 1/2 and, in most cases, separated from employment with the employer that sponsored the Plan. Certain employers' Plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the Plan. You must also notify your Plan in a form acceptable to the Plan and AXA Equitable. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your contract will continue to be eligible for a Ratchet increase after your death.

Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59 1/2 and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

---------------------------------------------------------------------------------
         PAYMENTS BEGIN AT AGE                      REDUCTION TO GAWA
---------------------------------------------------------------------------------
                59 1/2                                     25%
---------------------------------------------------------------------------------
                  60                                       25%
---------------------------------------------------------------------------------
                  61                                       20%
---------------------------------------------------------------------------------
                  62                                       15%
---------------------------------------------------------------------------------
                  63                                       10%
---------------------------------------------------------------------------------
                  64                                       5%
---------------------------------------------------------------------------------

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

---------------------------------------------------------------------------------
         PAYMENTS BEGIN AT AGE                      INCREASE TO GAWA
---------------------------------------------------------------------------------
                  66                                      102%
---------------------------------------------------------------------------------
                  67                                      104%
---------------------------------------------------------------------------------
                  68                                      106%
---------------------------------------------------------------------------------
                  69                                      108%
---------------------------------------------------------------------------------
             70 and older                                 110%
---------------------------------------------------------------------------------

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any contract year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under your EQUI-VEST(R) contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-Personal Income Benefit account value, are counted toward your 10% free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this prospectus.

You may take your lifetime required minimum distributions ("RMDs") without losing the value of the Personal Income Benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your Personal Income Benefit account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see "Hardship and unforeseeable emergency withdrawals" in "Accessing your money" later in this prospectus.

TRANSFERRING YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE

Amounts allocated to the Personal Income Benefit variable investment options can always be transferred to other Personal Income Benefit variable investment options, but cannot be transferred to the Non-Personal Income Benefit investment options. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the Personal Income Benefit variable investment options if you no longer want to pay the Personal Income Benefit charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-Personal Income Benefit variable investment options. Please note that if you

                        CONTRACT FEATURES AND BENEFITS
utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the Personal Income Benefit charges you paid.

If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will terminate the Personal Income Benefit feature and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit feature from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

..   your Non-Personal Income Benefit account value is $5,000;

..   your Personal Income Benefit account value is $2,960; and

..   your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the Personal Income Benefit feature by transferring amounts out of the Personal Income Benefit account value, your Non-Personal Income Benefit account value will be $7,960 (minus a pro rata portion of the Personal Income Benefit charge applied to your Personal Income Benefit account value), your Personal Income Benefit account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

EFFECT OF PERSONAL INCOME BENEFIT EARLY AND EXCESS WITHDRAWALS

A Personal Income Benefit Early withdrawal is caused when you take a withdrawal from your Personal Income Benefit account value before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

If you take a Personal Income Benefit Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the Personal Income Benefit variable investment options.

A Personal Income Benefit Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any contract year from your Personal Income Benefit account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your Personal Income Benefit account value in a contract year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a Personal Income Benefit Excess withdrawal. In addition, each subsequent withdrawal in that contract year is considered a Personal Income Benefit Excess withdrawal. Withdrawals from your Non-Personal Income Benefit account value are not considered when calculating Personal Income Benefit Excess withdrawals. In other words, you may make withdrawals from your Non-Personal Income Benefit account value without triggering a Personal Income Benefit Excess withdrawal.

A Personal Income Benefit Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a Personal Income Benefit Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your Personal Income Benefit account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a Personal Income Benefit Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free withdrawal amount. A Personal Income Benefit Early or Excess withdrawal that reduces your Personal Income Benefit account value to zero will terminate the Personal Income Benefit without value.

Any withdrawal, whether from the Personal Income Benefit account value or the Non-Personal Income Benefit account value, reduces your death benefit under the contract. See "Payment of death benefit" later in this prospectus.

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Personal Income Benefit feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A Personal Income Benefit Early withdrawal

Assume the following:

..   your Non-Personal Income Benefit account value is $1,000;

..   your Personal Income Benefit account value is $5,000;

..   your Ratchet Base is $6,000;

..   your Guaranteed Annual Withdrawal Amount is $200;

..   you are still employed by the Plan Sponsor; and

..   you decide to take a withdrawal of $1,500.

Your withdrawal will be a Personal Income Benefit Early Withdrawal. We will deduct $1,000 from your Non-Personal Income Benefit account value and $500 from your Personal Income Benefit account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your Personal Income Benefit account value ($5,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($500)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $4,500;

..   your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

..   your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A Personal Income Benefit Excess withdrawal with a withdrawal charge

                        CONTRACT FEATURES AND BENEFITS

For this example, assume the contract is purchased with a $20,000 rollover contribution and there has been no investment performance. Two contract years later, you are no longer employed by the Plan Sponsor and are eligible to start taking GAWA withdrawals.

..   your Non-Personal Income Benefit account value is $5,000;

..   your Personal Income Benefit account value is $15,000;

..   your Ratchet Base is $15,000;

..   your Guaranteed Annual Withdrawal Amount is $450;

..   your 10% free withdrawal amount is $2,000; and

..   you decide to take a withdrawal of $7,500 from your contract.

Because you have contributed to the contract within the last five years, a withdrawal charge of 5% will apply to those amounts. The withdrawal charge will not apply to the first 10% of those amounts, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-Personal Income Benefit account value and $2,775 from your Personal Income Benefit account value. This will be a Personal Income Benefit Excess withdrawal of $2,325 because the amount withdrawn from your Personal Income Benefit account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your Personal Income Benefit account value ($15,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($2,325)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $12,225;

..   your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

..   your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by
    15.5%).

EFFECT OF YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE FALLING TO ZERO

If your Personal Income Benefit account value falls to zero due to a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your Personal Income Benefit account value falls to zero, either due to a withdrawal that is not a Personal Income Benefit Early or Excess withdrawal or due to a deduction of a charge and you have Non-Personal Income Benefit account value remaining, the Personal Income Benefit feature under your contract will continue as long as you have Non-Personal Income Benefit account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-Personal Income Benefit account value.

If your Personal Income Benefit account value is zero and your Non-Personal Income Benefit account value is zero, or later falls to zero, your contract will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

..   If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

..   If you were taking withdrawals through the "Customized payment plan" or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that contract year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next contract date anniversary.

..   Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the "Maximum payment" if automatic payments were not being made.

..   Any death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

..   The charge for the Personal Income Benefit will no longer apply.

..   If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

..   The Personal Income Benefit feature is not appropriate if you do not intend to take withdrawals prior to annuitization.

..   In order to elect to start taking Guaranteed Annual Withdrawal Amount payments, you must first repay any outstanding loan (including interest accrued but not yet paid). If you cannot repay the loan, we will treat it as defaulted or offset. For more information, see "Loans" in "Accessing your money."

..   Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that contract year. Personal Income Benefit Early and Excess withdrawals can significantly reduce or completely eliminate the value of the Personal Income Benefit. See "Effect of Personal Income Benefit Early and Excess withdrawals" above in this section.

..   Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1/2. See "Tax information" later in this prospectus.

..   All Personal Income Benefit withdrawals reduce your Personal Income Benefit account value and minimum death benefit. See "How withdrawals affect the minimum death benefit" in "Contract features and benefits" and "How withdrawals are taken from your account value" in "Accessing your money" later in this prospectus.

                        CONTRACT FEATURES AND BENEFITS

..   If you withdraw less than the Guaranteed Annual Withdrawal Amount in any contract year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

..   If you surrender your contract to receive its cash value and your Personal
    Income Benefit account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the contract will terminate, including the Personal Income Benefit feature.

..   Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

..   If you are not eligible to begin receiving your Guaranteed Annual
    Withdrawal Amount, and any amount is taken from your Personal Income Benefit account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a Personal Income Benefit Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.

..   If you have to take all or a portion of a required minimum distribution
    ("RMD") from your Personal Income Benefit account value and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your Guaranteed Annual Withdrawal Amount.

..   If you elect to take Guaranteed Annual Withdrawal Amount payments on a
    Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.


..   The determination of spousal status is made under applicable state law.
    While same-gender marriage or civil union spouses are afforded the same rights as married spouses under state law and while an employer's plan may provide for certain benefits, tax-related advantages are derived from federal tax law. State law does not and cannot alter federal law. In June 2013, the U.S. Supreme Court ruled that the portion of the federal Defense of Marriage Act that precluded same-sex marriages from being recognized for purposes of federal law was unconstitutional. The IRS adopted a rule recognizing the marriage of same-sex individuals validly entered into in a jurisdiction that authorizes same-sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The IRS also ruled that the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a "marriage" under the laws of that jurisdiction. Absent further guidance, we intend to administer the contract consistent with these rulings. Therefore, exercise of any spousal continuation right under a contract by an individual who does not meet the definition of "spouse" under federal law may have adverse tax consequences. If you are married to a same-sex spouse, you have all of the rights and privileges under the contract as someone married to an opposite sex spouse. Consult with a tax adviser for more information on this subject.


..   We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the contract and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal
    Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

DEATH BENEFIT

Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value, less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment and
(ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance plus accrued interest.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value, less any outstanding loan balance plus accrued interest, as of the date that your spouse's contract is issued, and (ii) the "minimum death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

The death benefit is the same whether or not you have allocated funds to the Personal Income Benefit variable investment options. If you activated the Personal Income Benefit feature, your total account value is your Personal Income Benefit account value plus your Non-Personal Income Benefit account value.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

                        CONTRACT FEATURES AND BENEFITS

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix I to find out what applies in your state.


For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the account for special dollar cost averaging, your refund will equal your contributions plus interest. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution, without interest.

We may require that you wait six months before you apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

See Appendix I for any state variations.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your " account value " is the total of the (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the account for special dollar cost averaging and (iv) if you have taken a loan, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges, (ii) the total amount or a pro rata portion of the annual administrative charge, (iii) the total amount or a pro rata portion of the Personal Income Benefit charge, if applicable and (iv) any outstanding loan plus accrued interest.

PERSONAL INCOME BENEFIT FEATURE

If you activated the Personal Income Benefit feature under your contract, we refer to the account value associated with that feature as your "Personal
Income Benefit account value." Your account value that is not associated with that benefit is referred to as your "Non-Personal Income Benefit account value." Your total account value under the contract is the sum of these amounts.

Your Personal Income Benefit account value allocations are limited to certain variable investment options we refer to as the "Personal Income Benefit variable investment options." Amounts in your Personal Income Benefit account value are also subject to certain transfer restrictions and a separate charge for providing the guarantees under the feature. See "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for details.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. The value of your units, however, will be reduced by the amount of expenses deducted from the separate account, which are discussed in "Charges and expenses" later in this prospectus.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge, the Personal Income Benefit charge, the third-party transfer or exchange charge and plan operating expense charge (if applicable), will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION AND ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the guaranteed interest option and account for special dollar cost averaging at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due unless you have activated the Personal Income Benefit feature under your contract. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract. For information about what happens if your Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" in "Contract features and benefits" earlier in this prospectus.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   If you activated the Personal Income Benefit feature, you may transfer your
    Personal Income Benefit account value among Personal Income Benefit variable investment options. Also, you may transfer your account value from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options, subject to the limitations described in "How you can purchase and contribute to your contract" and "What are your investment options under the contract?" under "Contract features and benefits" earlier in this prospectus.

..   Transfers from the Personal Income Benefit variable investment options to the Non-Personal Income Benefit variable investment options, the account for special dollar cost averaging and the guaranteed interest option are generally not permitted. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will permanently discontinue the Personal Income Benefit and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the transferred funds. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

..   If you choose the maximum investment options choice method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is the greatest of: (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year or, (c) 25% of all amounts you transferred or allocated to the guaranteed interest option during the current contract year.

Transfers into the guaranteed interest option would not be permitted if the requested transfer would result in more than 25% of your account value being allocated to the guaranteed interest option, based on your account value of the previous business day. Currently, we are relaxing this limitation. If we decide to change our limitations on transfers into the guaranteed interest option, we will provide you with notice of at least 45 days.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. In addition, we reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

Under EDC contracts, either you or your employer, whichever applies, can direct us to transfer among the investment options.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

We will confirm all transfers in writing.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with Personal Income Benefit variable investment options as destination investment options, you must have already activated the Personal Income Benefit feature. Please note that transfers to the Personal Income Benefit variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options. You may select an investment simplifier option if you are also using the special dollar cost averaging program.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the Personal Income Benefit variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option allocation and transfer limitations described under "Allocating your contributions" in "Contract features and benefits" and "Transferring your account value" above.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep option, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

..   Under either option, on the date we receive at our processing office, your election to begin receiving Guaranteed Annual Withdrawal Amount payments, only if you are making monthly transfers to the Personal Income Benefit variable investment options.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your Non-Personal Income Benefit account value. Rebalancing is not available for amounts allocated to the Personal Income Benefit variable investment options.

Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, telling us:

(a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-Personal Income Benefit account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the bulleted items under "Transferring your account value" above in this section. The initial transfer under the rebalancing program (based on your Non-Personal Income Benefit account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once in effect, our restrictions on transfers out of the guaranteed interest option will be waived for the rebalancing transfers.

--------------------------------------------------------------------------------
REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------

To be eligible for our rebalancing program, you must have (i) at least $5,000 of Non-Personal Income Benefit account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the Non-Personal Income Benefit variable investment options and the guaranteed interest option, combined for option II. We may waive this $5,000 requirement.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

FOR CONTRACTS WITH OUTSTANDING LOANS ONLY, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans" in "Accessing your money" later in this prospectus.)


PRONVEST MANAGED ACCOUNT SERVICE

AXA Equitable offers access to managed account services through ProNvest, Inc., an unaffiliated third party. ProNvest is an independent

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS registered investment advisory firm that assists retirement plan participants with goal-based advice and money management services.

If available under your employer's plan, you may enroll in ProNvest's managed account service to manage your participant account. ProNvest will allocate assets invested in your participant account among the Non-Personal Income Benefit and Personal Income Benefit variable investment options, the guaranteed interest option, and the Structured Investment Option based on a customized investment plan created for you from information you provide to ProNvest. Generally, ProNvest will adjust your allocations every quarter or as the market changes. (For more information about the Structured Investment Option, please see the Structured Investment Option prospectus).

You should be aware that during your enrollment in the ProNvest managed account service, you will not have the ability to transfer or re-allocate your assets invested in your participant account. If you wish to make a transfer or re-allocate your assets, you must terminate your enrollment in the ProNvest managed account service. Once terminated, we reserve the right to not permit you to re-elect the managed account service. In addition, if you enroll in the ProNvest managed account service, automated programs including dollar cost averaging and asset rebalancing will be terminated. However, the Automatic RMD withdrawal and systematic withdrawal options will continue to be available.

If you invested in the Structured Investment Option and specified a Performance Cap Threshold or provided special maturity instructions, those elections will be terminated if you enroll in the ProNvest managed account service.

If you enroll in the ProNvest managed account service, ProNvest will charge a quarterly fee at an annual rate up to 1.25% of your Non-Personal Income Benefit variable investment options. The amount of the fee may be lower and varies among broker-dealers. We will deduct this fee pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. We will not deduct this fee from amounts invested in the Personal Income Benefit variable investment options.

You may terminate the ProNvest managed account service at any time by contacting ProNvest. Visit www.ProNvest.com for information on contacting ProNvest and communicating your instructions.

For additional information or to enroll in the ProNvest managed account service, contact your financial professional. Minimum participant account balance requirements may apply. The ProNvest managed account service may not be available in all plans, all contracts, or in all states.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

Please see "Insufficient account value" in "Determining your contract's value" and "Effect of Personal Income Benefit Early and Excess withdrawals" in "Contract features and benefits" earlier in this prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

METHOD OF WITHDRAWAL

--------------------------------------------------------------------------------

                           PARTIAL                                 MINIMUM
 CONTRACT                WITHDRAWAL           SYSTEMATIC         DISTRIBUTION
--------------------------------------------------------------------------------
TSA                  Yes/(1)(2)(3)/       Yes/(1)(2)(3)/       Yes/(2)/
--------------------------------------------------------------------------------
EDC                  Yes/(1)(2)(3)/       Yes/(1)(2)(3)/       Yes/(2)(3)/
--------------------------------------------------------------------------------

(1)Only if the contract is not subject to withdrawal restrictions.
(2)Only if there are no outstanding loans.
(3)Requires or may require your Employer's (or its designee) or Plan Administrator's approval. See "Tax information" later in this prospectus.

TAKING WITHDRAWALS UNDER THE PERSONAL INCOME BENEFIT

This section describes the ways in which you can receive Guaranteed Annual Withdrawal Amount payments. You may take unscheduled payments by submitting a request in a form acceptable to us, or you can take payments under one of our automated payment plans.

Under either the Maximum payment plan or the Customized payment plan, you may take withdrawals on a monthly, quarterly or annual basis, provided the scheduled payment is at least $250 for monthly and quarterly payments. If the scheduled payment falls below this amount, we will terminate the program, even if a Required Minimum Distribution ("RMD") withdrawal causes the reduction. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after you are eligible to start taking Guaranteed Annual Withdrawal Amount payments. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. The first payment date cannot be more than one full payment mode from the date the enrollment form is received at our processing office.

Our automatic payment plans are available to you if you are taking withdrawals to help you meet lifetime required minimum distributions under federal income tax rules. To best meet your needs, you should consider using an automatic payment plan in conjunction with our RMD automatic withdrawal option. The RMD automatic withdrawal option is described later in this section.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed Annual Withdrawal Amount in scheduled payments. You select the payment frequency; annually, quarterly or monthly. The amount of the withdrawal will increase on contract date anniversaries with any Ratchet increase.

If you elect annual payments, you may choose the date on which you receive your Guaranteed Annual Withdrawal Amount, but that date cannot be more than one full payment mode from the date your enrollment form is received at our processing office. If you have taken a partial withdrawal from your Personal Income Benefit account value prior to enrollment in the Maximum payment plan, the payment you receive will be the difference between your Guaranteed Annual Withdrawal Amount and the previously received withdrawal.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, your first payment will be made as soon as your request is processed and include any additional amount that would have been paid to you if you had elected the plan at the beginning of the contract year (the "catch-up payment").

If you take a partial withdrawal from your Personal Income Benefit account value in the same contract year, but prior to enrollment in the Maximum payment plan and the partial withdrawal was greater than any catch-up payment due, the partial withdrawal will be subtracted from the Guaranteed Annual Withdrawal Amount and the difference will be divided by the number of scheduled payments. If the partial withdrawal was less than any catch-up payment due, it will be subtracted from the catch-up payment and the difference will be included with your first payment. In subsequent years, you will receive the full amount of your Guaranteed Annual Withdrawal Amount.

If you take a partial withdrawal from the Personal Income Benefit account value after enrolling in the Maximum payment plan, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides you with the option of electing to take either: (1) a fixed dollar amount withdrawal not to exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted from the Personal Income Benefit account value; or (2) a fixed dollar amount that may exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted first from the Personal Income Benefit account value (up to the amount of the Guaranteed Annual Withdrawal Amount) and then from the Non-Personal Income Benefit account value. If the Non-Personal Income Benefit account value is not sufficient to satisfy the request, only the amount of the Guaranteed Annual Withdrawal Amount will be paid out as scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with any Ratchet increase. You must elect to change the scheduled payment amount.

                             ACCESSING YOUR MONEY

If you take a partial withdrawal from the Personal Income Benefit account value in the same contract year, but prior to your enrollment in the Customized payment plan, you will only be able to elect this plan if the partial withdrawal was less than the Guaranteed Annual Withdrawal Amount. In that case, you will receive the requested payments, up to the Guaranteed Annual Withdrawal Amount. Once the total of the scheduled payment made equals the Guaranteed Annual Withdrawal Amount, the plan will be suspended for the remainder of the contract year. If you take a partial withdrawal from the Personal Income
Benefit account value while the Customized payment plan is in effect, and that withdrawal plus all other withdrawals from the Personal Income Benefit account value during that contract year exceed the Guaranteed Annual Withdrawal Amount, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of the Plan, your contract and any restrictions in federal income tax rules, you may take partial withdrawals from your account value (your Non-Personal Income Benefit account value, your Personal Income Benefit account value or both) or terminate your contract at any time while you are living and before annuity payments begin. If you take a withdrawal from your Personal Income Benefit account value, the withdrawal may affect your Guaranteed Annual Withdrawal Amount. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" later in this prospectus for more information. Also, if you are at least age 59 1/2 and have separated from service with the employer that sponsored the Plan, any withdrawal request will be considered a request to begin receiving Guaranteed Annual Withdrawal Amount payments.

The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your contract and pay you its cash value except if you have activated the Personal Income Benefit feature of your contract.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.

SYSTEMATIC WITHDRAWALS
(AVAILABLE FOR NON-PERSONAL INCOME BENEFIT ACCOUNT VALUE ONLY; NOT AVAILABLE IF GUARANTEED ANNUAL WITHDRAWAL AMOUNT PAYMENTS ARE BEING TAKEN THROUGH THE MAXIMUM PAYMENT PLAN OR THE CUSTOMIZED PAYMENT PLAN.)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the Non-Personal Income Benefit variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the Non-Personal Income Benefit variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)You may specify a dollar amount from one Non-Personal Income Benefit variable investment option or the guaranteed interest option. If you choose this option and the value in that investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining Non-Personal Income Benefit investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

You may elect systematic withdrawals under TSA and governmental employer EDC contracts if:

..   the Plan or program permits it;

..   the contract is not subject to withdrawal restrictions; and

..   the contract does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, withdrawals may be subject to a withdrawal charge if your withdrawal exceeds the 10% free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Tax Information" later in this prospectus for your specific type of retirement arrangement.


The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose, additional annuity contract benefits may include guaranteed benefits such as the Personal Income Benefit.

                             ACCESSING YOUR MONEY

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year, subject to the terms of your Plan, if applicable, provided you do not have any outstanding loan. When electing this option, amounts from both your Personal Income Benefit account value and your Non-Personal Income Benefit account value are used to determine your lifetime required minimum distribution payment each year. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value unless you have activated the Personal Income Benefit feature of your contract. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

The automatic withdrawal option does not generate required minimum distribution payments during the first contract year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first contract year to satisfy your required minimum distributions may be subject to withdrawal charges (if applicable) if they exceed the 10% free withdrawal amount.

For tax-exempt employer EDC contracts, this election may not be revoked.

--------------------------------------------------------------------------------
FOR CONTRACTS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------

FOR CONTRACTS WITH PERSONAL INCOME BENEFIT. For certificates that have activated the Personal Income Benefit, withdrawals not taken through our RMD automatic withdrawal option may cause a Personal Income Benefit Early withdrawal, if they are taken prior to your eligibility to take your Guaranteed Annual withdrawal Amount. Also, those withdrawals may cause a Personal Income Benefit Excess withdrawal if they exceed your Guaranteed Annual withdrawal Amount. If you have not already elected to begin receiving Guaranteed Annual Withdrawal Amount payments when you elect the Automatic RMD withdrawal option, you will be required to select either the single or joint life option for Guaranteed Annual Withdrawal Amount payments. You may change this election any time before amounts from your Personal Income Benefit account value are accessed to make a payment. We will take RMD payments from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. Once amounts are taken from your Personal Income Benefit account value, your Guaranteed Annual Withdrawal Amount payments will be considered to have begun. At this point, you will no longer be able to contribute or transfer amounts to the Personal Income Benefit variable investment options.

Generally, if you elect our RMD automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD automatic withdrawal option will not be treated as a Personal Income Benefit Early or Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. If this amount, plus any other withdrawals from the Personal Income Benefit account value, equals or exceeds your Guaranteed Annual Withdrawal Amount, your payment plan will be suspended for the remainder of the contract year. If this amount, plus any other withdrawals from the Personal Income Benefit account value has not equaled or exceeded the Guaranteed Annual Withdrawal Amount, scheduled payments will continue until the Guaranteed Annual Withdrawal Amount is paid. At that time, your payment plan will be suspended until the following contract year. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Personal Income Benefit Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause a Personal Income Benefit Excess withdrawal and may be subject to a withdrawal charge (if applicable). You may enroll in the plan again any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your Personal Income Benefit account value and Guaranteed Annual Withdrawal Amount may be reduced. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

If you elect our RMD automatic withdrawal option and elect to take your Guaranteed Annual Withdrawal Amount payments in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through the payment date. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If the sum of the Guaranteed Annual Withdrawal Amount and Non-Personal Income Benefit account value is insufficient to satisfy the required minimum distribution, we will make an additional payment from your Personal Income Benefit account value, if necessary, to satisfy the required minimum distribution amount. The RMD payment we make to you will not be treated as a Personal Income Benefit Excess withdrawal.

If prior to December you make a partial withdrawal that exceeds your Guaranteed Annual Withdrawal Amount, but not your RMD amount, that partial withdrawal will be treated as a Personal Income Benefit Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a Personal Income Benefit Excess withdrawal.

                             ACCESSING YOUR MONEY

For the purpose of these examples, assume your Personal Income Benefit account value is $30,000 and there are no allocations to your Non-Personal Income Benefit account value. Also, assume the following:

..   Your annual RMD amount = $6,000;

..   Your Ratchet Base = $60,000; and

..   Your Guaranteed Annual Withdrawal Amount = $2,400.

EXAMPLE 1:

You take a partial withdrawal of $3,600 from your Personal Income Benefit account value on July 1st. By doing so, you have exceeded your Guaranteed Annual Withdrawal Amount by $1,200. This is a Personal Income Benefit Excess withdrawal that will reduce both your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis. Your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. Here are the values after the withdrawal:

..   Personal Income Benefit account value = $26,400 (or $30,000 - $3,600)

..   Your Ratchet Base = $57,600 (or $60,000 - $2,400). This $2,400 reduction represents a pro rata reduction of 4%.

..   Guaranteed Annual Withdrawal Amount (FOR FUTURE CONTRACT YEARS) = $2,304
    (or $2,400 - $96). This $96 reduction represents a pro rata reduction of 4%.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $2,400 and it will not be treated as a Personal Income Benefit Excess withdrawal.

EXAMPLE 2:

You take a partial withdrawal of $2,000 from your Personal Income Benefit account value on July 1st and make no other withdrawals for the remainder of the calendar year. In this case, your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. However, your Ratchet Base will not be reduced and the Guaranteed Annual Withdrawal Amount remaining for the current contract year will be $400. Here are the values after the withdrawal:

..   Personal Income Benefit account value = $28,000 (or $30,000 - $2,000)

..   Your Ratchet Base = $60,000

..   Remaining Guaranteed Annual Withdrawal Amount (FOR CURRENT CONTRACT YEAR) =
    $400 (or $2,400 - $2,000)

..   Remaining Guaranteed Annual Withdrawal Amount (FOR FUTURE CONTRACT YEARS) =
    $2,400

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $4,000 and it will not be treated as a Personal Income Benefit Excess withdrawal.

If you do not elect our RMD automatic withdrawal option and your Guaranteed Annual Withdrawal Amount payments are insufficient to satisfy the required minimum distribution payment, any additional withdrawal taken from your Personal Income Benefit account value in the same contract year will be treated as a Personal Income Benefit Excess withdrawal. Also, if you elect our RMD automatic withdrawal option, but satisfy your RMD through ad-hoc withdrawals prior to the December payment date, any withdrawal that exceeds the Guaranteed Annual Withdrawal Amount will be treated as a Personal Income Benefit Excess withdrawal.

HARDSHIP AND UNFORESEEABLE EMERGENCY WITHDRAWALS

Generally, in order to receive a hardship or unforeseeable emergency withdrawal (special federal income tax definition), you must meet certain criteria and have your request approved by the Plan. For more information, see "Withdrawal restrictions -- Salary reduction contributions" under "Tax Information" later in this prospectus.

FOR CONTRACTS THAT HAVE ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE

..   The amounts withdrawn to satisfy the withdrawal request will be taken from your Non-Personal Income Benefit account value first, if you have any. If values from your Personal Income Benefit account value are used to satisfy the withdrawal request, the withdrawal will be treated as a Personal Income Benefit Early withdrawal. For more information, see "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this Prospectus.

..   If you have an existing loan, the withdrawal will not cause a default of your loan. You can continue to repay the outstanding loan. As discussed below in "Loans," failure to repay a loan can have substantial tax consequences.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

If you have not specified otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will subtract your withdrawals from your values in the account for special dollar cost averaging.

If you have made allocations to the Personal Income Benefit variable investment options, you should carefully consider how withdrawals are to be made from your total account value. In general, the specific form we require for withdrawal requests will ask you how your withdrawals should be made from your total account value. Depending on certain factors, including your age at the time, taking withdrawals from your Personal Income Benefit account value may have a significant impact on that benefit. For more information, see "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from your contract, you may use our automatic deposit service.

Under this service we will automatically deposit the Required Minimum Distribution payment from your contract directly into an existing EQUI-VEST(R) NQ or ROTH IRA or an existing EQUI-VEST(R) Express/SM/ NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

                             ACCESSING YOUR MONEY

LOANS

If the Plan permits, loans are available under a 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to federal income tax limits and are also subject to the limits of the Plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract or a contract issued under a governmental employer 457(b) EDC plan. Loans under tax-exempt employer EDC plans are not available. We do not permit loans under any contract when the required minimum distribution automatic withdrawal option has been elected. Also, we reserve the right to change loan terms as long as any such change is made to maintain compliance with any applicable laws or regulations that may apply.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or Plan Administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the Plan Administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the contract and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix I later in this prospectus for any state rules that may affect loans from a TSA or governmental employer EDC contract.

We permit only one loan to be outstanding at any time.

A loan will not be treated as a taxable distribution unless:

..   it exceeds limits of federal income tax rules; or

..   interest and principal are not paid when due; or

..   in some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer to a "loan reserve account" an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the "loan reserve account rate" while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). You may not make any partial withdrawals or transfers among investment options or other transaction from the loan reserve account until after repayment of the principal amount then due. You may specify on the loan request form from which investment option(s) the loan reserve account will be funded.

The "loan reserve account rate" will equal the loan interest rate minus a maximum rate of 2%. This excess of the interest rate that we charge is also referred to as the "net loan interest charge." See the "Fee table" for more information. Loans are discussed further in "Tax information" later in this prospectus.

LOANS AND THE PERSONAL INCOME BENEFIT. If you activated the Personal Income Benefit benefit by allocating amounts to the Personal Income Benefit variable investment options and request a loan, you will be able to specify the investment options from which the loan will be taken. When taking a loan, you must deplete the Non-Personal Income Benefit investment options before utilizing the Personal Income Benefit variable investment options. If you do not specify investment options, the loan amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient values to complete your loan request, the remaining loan amount will be taken from the Personal Income Benefit account value. If a loan is taken from your Personal Income Benefit account value, this amount is allocated to the loan reserve account and your Guaranteed Annual Withdrawal Amount and Ratchet Base will be reduced on a pro rata basis.

All loan repayments will be applied to guaranteed interest option. Loan amounts repaid into the guaranteed interest option and subsequently transferred into the Personal Income Benefit variable investment options will receive the GTWR. If you have an outstanding loan, it must be repaid before you can elect to receive Guaranteed Annual Withdrawal Amount payments.

If you have defaulted (failed to repay as required) a loan, we will treat the unpaid loan balance (plus any unpaid loan interest that is due) as a deemed distribution and withdrawal from the contract. Loan defaults and withdrawals may have adverse tax consequences. See "Distributions from TSAs" in "Tax information" later in this prospectus.

If Guaranteed Annual Withdrawal Amount payments have begun and you had previously defaulted on a loan and would like to repay the loan, we will permit you to do so. Your loan repayments will be allocated to the guaranteed interest option.

TERMINATION

We may terminate your contract and pay you the account value if:

(1)your account value is less than $500 and you have not made contributions to your contract for a period of three years (except if you have activated the Personal Income Benefit feature); or

(2)you request a partial withdrawal that reduces your account value to an amount less than $500 (except if you have activated the Personal Income Benefit feature); or

(3)you have not made any contributions within 120 days from your contract date (except if you have activated the Personal Income Benefit feature); or

(4)we pay the death benefit under your contract.

                             ACCESSING YOUR MONEY

We will deduct the amount of any outstanding loan balance (including any unpaid interest) and any withdrawal charge that applies to the loan balance from the account value when we terminate your contract.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon contract termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as EQUI-VEST(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) contract and all its benefits terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor anytime after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We may offer other payout options not outlined here. Your financial professional can provide details.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. If you activated the Personal Income Benefit feature and choose to annuitize your contract, the Personal Income Benefit feature will terminate without value even if your Personal Income Benefit account value is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under the Personal Income Benefit feature. See "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for further information. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

-----------------------------------------------------------------------------------
Fixed annuity payout options              .   Life annuity
                                          .   Life annuity with period certain
                                          .   Life annuity with refund certain
                                          .   Period certain annuity
-----------------------------------------------------------------------------------
Variable Immediate Annuity payout         .   Life annuity (not available in New
  options (as described in a separate         York)
  prospectus for this option)             .   Life annuity with period certain
-----------------------------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's

                             ACCESSING YOUR MONEY
death, payments continue to the survivor. Generally, unless the annuitant elects otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married annuitants under certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. Please see Appendix I later in this prospectus for state variations.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically using the normal form of annuity payout option. Currently, our normal form of annuity payout option is life annuity with a 10-year period certain.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts such (as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payment, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed. The maturity date is generally the contract date anniversary following the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity date.

CONTRACTS WITH PERSONAL INCOME BENEFIT

If you activated the Personal Income Benefit feature, on the contract's maturity date you may elect:

..   an annuity payout option we are then offering (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value);

..   a lump sum distribution of your account value (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value); or

..   the Personal Income Benefit maturity date annuity benefit (for your
    Personal Income Benefit account value only).

The Personal Income Benefit maturity date annuity benefit compares: (i) your Guaranteed Annual Withdrawal Amount under the Personal Income Benefit benefit; and (ii) the amount you would receive by applying your Personal Income Benefit account value on the contract's maturity date to the guaranteed annuity rates for a life only annuity. The Personal Income Benefit maturity date benefit provides periodic payments of the higher resulting amount. This amount is fixed and does not change after annuity payments begin. Please note that if you elect the Personal Income Benefit maturity date annuity benefit for your Personal Income Benefit account value and you do not elect either a lump sum distribution or any annuity payout option for your Non-Personal Income Benefit account value remaining at the maturity date, we will apply your Non-Personal Income Benefit account value to the normal form of annuity payout option, which is a life annuity with a 10-year period certain.

Please see Appendix I later in this prospectus for the state variations.

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                             ACCESSING YOUR MONEY

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5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risks charge

..   A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On the last day of the contract year an annual administrative charge, if applicable

..   Charge for third-party transfer or exchange

..   At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

..   A plan operating expense charge, if applicable under the Plan

..   A net loan interest charge

..   The Personal Income Benefit charge (taken only from your Personal Income
    Benefit account value)

..   A charge if you elect a Variable Immediate Annuity payout option (which is described in a separate prospectus for that option)

..   Charges for certain optional special services

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

SEPARATE ACCOUNT ANNUAL EXPENSES

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of 0.95% the net assets in each variable investment options.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to an annual rate of 0.25% the net assets in each variable investment option.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. Also, we will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or you die during the contract year. The charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We deduct this charge if your account value on the last business day of the contract year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. See Appendix I for any state variations.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract having an account value that, when combined with the account value of other EQUI-VEST(R) contracts owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

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                             CHARGES AND EXPENSES

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CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

We may deduct a charge for third party transfers. A third-party transfer is where you ask us to directly transfer or roll over funds from your contract to a permissible funding vehicle offered by another provider or to another eligible plan. The charge is currently $65 per occurrence per participant. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value. Transfers are subject to any required employer approval.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you surrender your contract; or
(3) we terminate your contract. The amount of the charge will depend on whether the 10% free withdrawal amount applies and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. Unless you specify otherwise, we deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the account for special dollar cost averaging.

The amount of the withdrawal charge we deduct is equal to 5% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

..   the account value after any withdrawal charge has been imposed (cash value), or

..   the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn, plus 95% of (a) the remaining account value, minus (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

The withdrawal charge does not apply after the completion of 12 contract years. Also, the withdrawal charge does not apply if the annuitant dies and a death benefit is payable to the beneficiary and in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. No withdrawal charge will be applied during any contract year in which the amount withdrawn is less than or equal to 10% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year. This 10% portion is called the 10% free withdrawal amount.

10% FREE WITHDRAWAL AMOUNT FOR CONTRACTS WITH PERSONAL INCOME BENEFIT

If you have activated the Personal Income Benefit feature, we will waive any withdrawal charge for any Guaranteed Annual Withdrawal Amount payments during the contract year up to the greater of (a) the 10% free withdrawal amount, and
(b) the Guaranteed Annual Withdrawal Amount. However, each withdrawal reduces the 10% free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a Personal Income Benefit Excess or Early withdrawal as long as it does not exceed the 10% free withdrawal amount.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i)you have qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)we receive proof satisfactory to us (including certification by a licensed physician) that your life expectancy is six months or less; or

(iii)you have been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
     Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted or if the condition began within the 12 month period following remittance.

Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

The withdrawal charge also does not apply in the circumstances described below:

..   after five contract years and you are at least age 59 1/2; or

..   after five contract years and you are at least age 55 and separated from service; or

                                      51

                             CHARGES AND EXPENSES

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..   the withdrawal is made through our RMD automatic withdrawal option to satisfy required minimum distributions; or

..   the withdrawal qualifies as a hardship (or for EDC contracts, an unforeseeable emergency); or

..   you request a refund of an excess contribution within one month of the date on which the contribution is made; or

..   after five contract years you are at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59 1/2 and allows no prepayment; or

..   after three contract years the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

..   the amount withdrawn is applied to the election of a life contingent annuity payout option; or

..   the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of the annuitant's life expectancy, that allows no prepayment; or

..   (subject to state approval), amounts withdrawn from the Personal Income
    Benefit investment options that are directly rolled over to an EQUI-VEST(R) GWBL Rollover IRA Annuity contract if the plan requires you to take a distribution due to a separation from service or plan termination.

The tax consequences of withdrawals are discussed under "Tax information."

NET LOAN INTEREST CHARGE. We charge interest on loans but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. In no event will the net loan interest charge exceed 2.00%. See "Loans" earlier in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

PERSONAL INCOME BENEFIT CHARGE

If you activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, we deduct an annual charge equal to 1.00% of your Personal Income Benefit account value. This charge will be deducted from your value in the Personal Income Benefit variable investment options on a pro rata basis on each contract date anniversary. It is not pro-rated to account for a portion of the year. However, if the Personal Income Benefit feature is terminated, the contract is surrendered or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

In no event will the charge for the Personal Income Benefit be deducted from your Non-Personal Income Benefit account value.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

PLAN OPERATING EXPENSE CHARGE

Depending on your Employer's Plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer's Plan. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                                      52

                             CHARGES AND EXPENSES

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VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(R) contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the contract, including a change in the minimum death benefit or the minimum initial contribution requirements; and/or permitting additional circumstances under which the withdrawal charge is waived.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if AXA Equitable will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


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6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under tax exempt employer EDC plan contracts. Such owner may substitute the beneficiary under the Plan after your death.

EFFECT OF THE ANNUITANT'S DEATH

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary. In some cases a beneficiary may be able to do a nonspousal direct rollover to a new inherited IRA in the case of a death benefit from a 403(b) plan or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION
(THE BENEFICIARY CONTINUATION OPTION IS AVAILABLE UNDER BOTH TSA AND GOVERNMENTAL EMPLOYER EDC CONTRACTS; IT IS NOT AVAILABLE UNDER TAX-EXEMPT EMPLOYER EDC CONTRACTS.)

Upon your death, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

..   Loans will no longer be available.

..   Any death benefit provision (including the minimum death benefit provision)
    will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

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                           PAYMENT OF DEATH BENEFIT

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

PERSONAL INCOME BENEFIT ON A SINGLE LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option described earlier in this prospectus for which your beneficiary is eligible. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the Personal Income Benefit variable investment options will not be available for transfers.

PERSONAL INCOME BENEFIT ON A JOINT LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

..   elect any death benefit option described earlier in this prospectus for which the beneficiary is eligible; or

..   elect to continue the contract under the Personal Income Benefit
    Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects any death benefit option other than the Personal Income Benefit Beneficiary continuation option, the Guaranteed Annual Withdrawal Amount payments will terminate.

If you had not yet started lifetime RMD payments at your death, your spousal beneficiary may (1) choose the "5-year rule" (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the contract have been distributed) or (2) continue the contract and take withdrawals under the Personal Income Benefit Beneficiary continuation option. If you were younger than age 70 1/2 at the time of your death, your spousal beneficiary may defer Personal Income Benefit Beneficiary continuation option payments until you would have reached age 70 1/2. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Personal Income Benefit Beneficiary continuation option:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the Personal Income Benefit variable investment options. If applicable, the Ratchet Base will ratchet to the Personal Income Benefit account value on the next contract date anniversary.

..   The charge for the Personal Income Benefit will continue to apply.
    Withdrawal charges will no longer apply.

..   Payments will be equal to the greater of the Guaranteed Annual Withdrawal
    Amount and the Beneficiary continuation option payment. For information about what happens when the Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

..   If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this prospectus in ''Accessing your money'' under ''Withdrawing your account value''), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

..   If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-Personal Income Benefit account value first. If there are insufficient funds in the Non-Personal Income Benefit account value then the funds will be taken from the Personal Income Benefit account value.

..   If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-Personal Income Benefit account value first. If there are insufficient values in the Non-Personal Income Benefit account value, any necessary amounts will be taken from the Personal Income Benefit account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as an Personal Income Benefit Excess withdrawal.

..   If your beneficiary takes any partial withdrawals from the Personal Income
    Benefit account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that contract year. The partial withdrawals may be treated as Personal Income Benefit Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next contract anniversary. We will require your beneficiary to use our form for this purpose.

..   If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the Personal Income Benefit account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a Personal Income Benefit Excess withdrawal. However, any future withdrawals from the Personal Income Benefit account value in the same contract year may be treated as Personal

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                           PAYMENT OF DEATH BENEFIT

   Income Benefit Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the Personal Income Benefit account value prior to the December payment, any withdrawal from the Personal Income Benefit account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a Personal Income Benefit Excess withdrawal.

..   Upon the death of your spousal beneficiary, the Personal Income Benefit and
    Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the contract after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

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                           PAYMENT OF DEATH BENEFIT

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7. Tax information

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TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


FATCA

Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies beginning in 2014 to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are directed at foreign entities, but presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments, beginning in 2014. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

SPOUSAL STATUS

The determination of spousal status is made under applicable state law. While same-gender marriage or civil union spouses are afforded the same rights as married spouses under state law and while an employer's plan may provide for certain benefits, tax-related advantages are derived from federal tax law. State law does not and cannot alter federal law. In June 2013, the U.S. Supreme Court ruled that the portion of the federal Defense of Marriage Act that precluded same-sex marriages from being recognized for purposes of federal law was unconstitutional. The IRS adopted a rule recognizing the marriage of same-sex individuals validly entered into in a jurisdiction that authorizes same-sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The IRS also ruled that the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a "marriage" under the laws of that jurisdiction. Absent further guidance, we intend to administer the contract consistent with these rulings. Therefore, exercise of any spousal continuation right under a contract by an individual who does not meet the definition of "spouse" under federal law may have adverse tax consequences. If you are married to a same-sex spouse, you have all of the rights and privileges under the contract as someone married to an opposite sex spouse. Consult with a tax adviser for more information on this subject.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for
Section 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST(R) TSA or a 403(b)(7) custodial account. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST(R)'s guaranteed benefits, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and 457(b) plans. For this purpose, additional annuity contract benefits may include guaranteed benefits such as the Personal Income Benefit. You should consider the potential implication of these Regulations before you purchase or make additional contributions to this annuity contract.

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PROGRAMS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

..   participation and coverage;

..   nondiscrimination;

..   vesting and funding;

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..   limits on contributions, distributions, and benefits;

..   withholding;

..   reporting and disclosure; and

..   penalties.

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STATE INCOME TAX RULES COVERING CONTRIBUTIONS TO AND DISTRIBUTIONS FROM
EMPLOYER-SPONSORED RETIREMENT PLANS MAY DIFFER FROM FEDERAL INCOME TAX RULES.
IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR
TO SATISFY FEDERAL INCOME TAX, STATE INCOME TAX AND OTHER STATE RULES AND ERISA RULES, IF APPLICABLE.
--------------------------------------------------------------------------------

ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS


You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 401(k) plan, 403(b) plan, governmental employer 457(b) EDC plan, SIMPLE IRA, or SARSEP IRA, as well as contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax or your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000 ($60,000 after cost-of-living adjustment for 2014). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions.


TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)

GENERAL

This section of the prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)".

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THE DISCLOSURE GENERALLY ASSUMES THAT THE TSA HAS 403(B) CONTRACT STATUS OR
QUALIFIES AS A 403(B) CONTRACT. DUE TO INTERNAL REVENUE SERVICE AND TREASURY REGULATORY CHANGES IN 2007 WHICH BECAME FULLY EFFECTIVE ON JANUARY 1, 2009, CONTRACTS ISSUED PRIOR TO 2009 WHICH QUALIFIED AS 403(B) CONTRACTS UNDER THE RULES AT THE TIME OF ISSUE MAY LOSE THEIR STATUS AS 403(B) CONTRACTS OR HAVE
THE AVAILABILITY OF TRANSACTIONS UNDER THE CONTRACT RESTRICTED AS OF JANUARY 1, 2009 UNLESS THE INDIVIDUAL'S EMPLOYER OR THE INDIVIDUAL TAKES CERTAIN ACTIONS. PLEASE CONSULT YOUR TAX ADVISER REGARDING THE EFFECT OF THESE RULES (WHICH MAY VARY DEPENDING ON THE OWNER'S EMPLOYMENT STATUS, PLAN PARTICIPATION STATUS, AND WHEN AND HOW THE CONTRACT WAS ACQUIRED) ON YOUR PERSONAL SITUATION.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)

In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

EMPLOYER PLAN REQUIREMENT. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(R) TSA contract:

..   annual contributions made through the employer's payroll; or

..   with employer or Plan approval, a rollover from another eligible retirement plan; or

..   with employer or Plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same 403(b) plan.

ANNUAL CONTRIBUTIONS MADE THROUGH THE EMPLOYER'S PAYROLL. Annual contributions to 403(b) TSA contracts made through the

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                                TAX INFORMATION

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employer's payroll are limited. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective pre-tax employer contributions or contributions treated as after-tax employee contributions. If the employer's Plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis.

The permissible annual contributions to the participant's TSA is calculated the same way as contributions to a 401(k) plan:


..   The annual limit on employer and employee contributions to defined contribution plans for 2014 is the lesser of $52,000 (after adjustment for cost-of-living changes) or 100% of compensation,

..   The annual limit on all salary reduction or elective deferral contributions under all employer plans you participate in is generally limited to $17,500 for 2014 (after adjustment for cost-of-living changes).


These limits may be further adjusted for cost-of-living changes in future years.


Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years. In addition, if the Plan permits, an individual who is at least age 50 at any time during 2014 can make up to $5,500 additional salary reduction contributions for 2014.


If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

..   termination of employment with the employer who provided the funds for the plan; or

..   reaching age 59 1/2 even if still employed; or

..   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to a traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS.

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) EDC plan) may be directly rolled over to another TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a TSA.

DESIGNATED ROTH CONTRIBUTIONS. If the after-tax contributions are in a "designated Roth account" under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).

LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoked Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with Plan or employer approval as described below.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers;
(ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan;
(iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit

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immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE
70 1/2. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age
70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

DISTRIBUTIONS FROM TSAS

GENERAL

Generally, after the 2007 Regulations, employer or Plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the Plan.

WITHDRAWAL RESTRICTIONS -- SALARY REDUCTION CONTRIBUTIONS. You generally are not able to withdraw or take payment from your TSA contract unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract, or suffer financial hardship (special federal income tax definition.) Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the Plan. If you have activated the Personal Income Benefit feature, your hardship withdrawal may be a Personal Income Benefit Early withdrawal. See "Hardship and unforeseeable emergency withdrawals" in "Accessing your money" earlier in this prospectus. Under the 2007 Regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same State employer).

These restrictions do not apply to your account balance attributable to salary reduction contributions to the TSA contract and earnings on December 31, 1988 or to your account balance attributable to employer contributions. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988 account balance if you had qualifying amounts directly transferred to your EQUI-VEST(R) TSA contract from another TSA contract in a contract exchange under the same plan or a direct transfer from another 403(b) plan.

If any portion of the funds directly transferred to your TSA certificate is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. Account values attributable to employer contributions properly reported to us at the time of transfer will not be subject to restriction, unless required by the employer's Plan.

Withdrawals from a designated Roth account in a TSA contract are subject to these withdrawal restrictions.

WITHDRAWAL RESTRICTIONS ON OTHER TYPES OF CONTRIBUTIONS. The Plan may also impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the Plan, the employer or the employer's designee, as applicable.

EXCEPTIONS TO WITHDRAWAL RESTRICTIONS. If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


A recent tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. We are assessing implementation issues regarding this feature; as additional separate accounting is required. See " 'In-plan' Roth conversions" below.


Distributions may also be made on termination of the 403(b) plan.

TAX TREATMENT OF DISTRIBUTIONS FROM TSAS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed.

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Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer 403(b) plans and 457(b) plans.) Amounts distributed from TSAs are includable in gross income as ordinary income, not capital gain. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your TSA contract, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA contract, we assume that all amounts distributed from your TSA contract are pre-tax, and we withhold tax and report accordingly.

DESIGNATED ROTH CONTRIBUTION ACCOUNT. Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including "in-plan" Roth conversions see "Tax-deferred rollovers and direct transfers" and "In-plan Roth conversions" below.

ANNUITY PAYMENTS. If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to roll over a death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

LOANS FROM TSAS AND GOVERNMENTAL EMPLOYER 457(B) EDC PLANS. The following discussion also applies to loans under governmental employer 457(b) EDC plans. See "Public and tax-exempt organization employee deferred compensation plans (EDC Plans)" later in this prospectus.

If the Plan permits, loans are available from a 403(b) contract. Loans are subject to federal income tax limits and may also be subject to the limits of the Plan from which the funds came. Federal income tax rule requirements apply even if the Plan is not subject to ERISA. Please see Appendix I later in this prospectus for any state rules that may affect loans from a 403(b) contract.

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or Plan Administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the Plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

..   The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

..   In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

..   All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

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TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct roll-over or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan or a IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new Inherited IRA under certain circumstances.

Distributions from a 403(b) plan can also be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

"IN-PLAN" ROTH CONVERSIONS. If permitted by the Plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the Plan to a designated Roth account under the Plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.


As indicated above under "Exceptions to withdrawal restrictions," a recent tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision.


NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any non-Roth after-tax contributions you have made to a TSA to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. Non-Roth after-tax contributions from a TSA which are rolled into a traditional IRA cannot be rolled back into a TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described under "In-plan Roth conversions", if the Plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the Plan.

ROTH AFTER-TAX CONTRIBUTIONS. Amounts attributable to "designated Roth contributions" under a 403(b) plan may only be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another
    403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 401(k) plan or a governmental employer EDC plan.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403 (b) plan-to-403 (b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer's Plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

DISTRIBUTION REQUIREMENTS

TSA contracts are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.

SPOUSAL CONSENT RULES

If ERISA rules apply to your employer's Plan, you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the Plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

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If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's Plan and the contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

..   in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code are governmental entities such as states, municipalities and state agencies (governmental employers) or tax-exempt entities (tax-exempt employers). Participation in an EDC plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.

The rules that apply to tax-exempt employer EDC plans and governmental employer EDC plans may differ.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The participants in a tax-exempt employer EDC plan may have to include in income the employer contributions and any earnings when they are entitled to receive funds from the EDC plan. The EDC plan funds are subject to the claims of the employer's general creditors in an EDC plan maintained by a tax-exempt employer. In an EDC plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. For both governmental and tax-exempt employer EDC plans, the maximum contribution for 2014 is the lesser of $17,500 or 100% of includible compensation. This limit may be further adjusted for cost of living changes in future years.

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the Plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $35,000 for 2014.

For governmental employer EDC plans only, if the Plan permits, an individual at least age 50 at any time during 2014 may be able to make up to $5,500 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.


A governmental employer EDC plan may permit some or all of the elective deferral contributions to be made as "designated Roth contributions" under
Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under "Tax-sheltered annuity contracts (TSAs)" previously in this Section.

GOVERNMENTAL EMPLOYER EDC PLANS -- ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another "designated Roth account" under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from either type of EDC plan prior to the calendar year in which the employee attain age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5,000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out

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distribution is an eligible rollover distribution (governmental employer 457(b)
plans only). Treasury Regulations require a direct roll-over to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, because the funds are separately accounted for, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

See the discussion under "Tax-sheltered annuity contracts (TSAs)" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

DISTRIBUTION REQUIREMENTS. Both types of EDC plans are subject to minimum distribution rules similar to those that apply to qualified plans. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

TAX TREATMENT OF DISTRIBUTIONS -- TAX-EXEMPT EMPLOYER EDC PLANS. Amounts are taxable under a tax-exempt employer EDC plan when they are made available to a participant or beneficiary even if not actually received. Distributions to a tax-exempt employer EDC plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. See "Federal and state income tax withholding and information reporting" later in this prospectus. Withholding on wages is the employer's responsibility. Distributions from an EDC plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred.

Distributions from a tax-exempt employer EDC plan may not be rolled over to any other eligible retirement plan.

TAX TREATMENT OF DISTRIBUTIONS -- GOVERNMENTAL EMPLOYER EDC PLANS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Federal and State income tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.

If the governmental employer EDC plan permits designated Roth contributions,
Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth account under a governmental employer EDC plan could be made is 2016. Therefore, earnings attributable to a designated Roth account may be includible in income.

TAX-DEFERRED ROLLOVERS -- GOVERNMENTAL EMPLOYER EDC PLANS. A participant in a governmental employer EDC plan or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b), or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You may roll over a distribution from a governmental employer 457(b) plan to any of the following: a 403(b) plan funding vehicle, a qualified plan, another governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from governmental employer 457(b) plans can also be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but typically produces taxable income. See the discussion under "Tax-sheltered annuity contracts (TSAs)" previously in this Section about the availability

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of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

LOANS FROM GOVERNMENTAL EMPLOYER EDC PLANS. Same as TSAs. (See "Loans from TSAs and governmental employer 457(b) EDC plans." under "Distributions from TSAs" earlier in this prospectus.)

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

If you are a participant in a 457(b) plan (both employer types), or own a 403(b) TSA annuity contract, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and contracts by a specified date. The beginning date depends on the type of plan or contract, and your age and retirement status. The distribution requirements are designed to use up your interest in the Plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the Plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from annuity contracts funding tax qualified retirement plans, 403(b) plans, and 457(b) plans. For this purpose, additional annuity contract benefits may include certain guaranteed benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

Generally, 403(b) plan and 457(b) plan participants must take the first required minimum distribution for the calendar year in which the participant turns age 70 1/2. However, 403(b) plan and 457(b) plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70 1/2, as follows:

..   For 403(b) plan and 457(b) plan participants who have not retired from service with the employer who provided the funds for this 403(b) TSA, or EDC contract by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement.

..   403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 403(b) TSA account balance, even if retired at age 70 1/2 if properly reported to us.

The first required minimum distribution is for the calendar year in which you turn age 70 1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70 1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your 403(b) TSA or 457(b) contract as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity- based pay-out with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?

No, if you want and the Plan permits, you can choose a different method for each of your retirement plans or funding vehicles and other retirement plans. For example, you can choose an annuity payout from your 457(b) plan, a different annuity payout from a qualified plan, and an account based withdrawal from a 403(b) contract.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR 403(B) TSA OR EDC BASED ON THE METHOD YOU CHOOSE?

TSAS

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our automatic minimum distribution withdrawal option. If you do not elect one of these options we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each 403(b) TSA contract that you maintain, using the method that you picked for that particular TSA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall TSA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more TSAs that you own.

457(B) PLANS

In the case of an EDC, the distribution must be taken annually from the 457(b) plan. If the Plan permits, you can elect our RMD automatic

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withdrawal option for required minimum distribution payments. The Plan may permit you to choose from which funding vehicle you take the distribution.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for each of your plans is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your 403(b) plans to the amounts you have to take from your 457(b) plans and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

Your Plan or contract could be disqualified, and you could have to pay tax on the entire value. Even if your Plan or contract is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is a TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another TSA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire. Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

..   For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the Plan Administrator, and/or the employer, and not AXA Equitable, to properly administer any loan made to Plan participants.

..   With respect to specific loans made by the Plan to a Plan participant, the
    Plan Administrator determines the interest rate, the maximum term consistent with EQUI-VEST(R) processing and all other terms and conditions of the loan.

..   Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or Plan Administrator to obtain the additional security.

..   Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

..   Loans must be available to all Plan participants, former participants (or death beneficiaries of participants) who still have account balances under the Plan, and alternate payees on a reasonably equivalent basis.

..   Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

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Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST(R) contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note that we might have to withhold and/or report on amounts we pay under a free look or cancellation.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.


Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS) WHICH ARE NOT ELIGIBLE ROLLOVER DISTRIBUTIONS

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution."

MANDATORY WITHHOLDING FROM ELIGIBLE ROLLOVER DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from governmental employer 457(b) EDC plans and TSAs are subject to mandatory 20% withholding. The Plan Administrator is responsible for withholding governmental employer EDC plan distributions.

All distributions from a TSA or governmental employer EDC plan are eligible rollover distributions unless they are on the following list of exceptions:

..   any distributions which are "required minimum distributions" after age
    70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for the life
    (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals (or unforeseeable emergency withdrawals for EDC contracts); or

..   corrective distributions which fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

..   a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account A assets in any investment permitted by applicable law. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account
A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)To close a variable investment option to new contributions or transfers; and

(9)to limit the number of variable investment options which you may elect.

If the exercise of these rights results in a material change in the underlying investment of Separate Account A, you will be notified of such exercise as required by law.

ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.


ABOUT THE GENERAL ACCOUNT


This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


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The general account is subject to regulation and supervision by the New York
State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSFERS. Employers may also send contributions by wire transfer from a bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Contributions made to the account for special dollar cost averaging will be credited with the interest rate in effect on the date of the first contribution received by us and allocated to the time period initially selected by you.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

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SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

Generally, the owner may not assign a contract for any purpose. However, a trustee owner of a Trusteed contract can transfer ownership to the annuitant. We will not be bound by this assignment for transfer of ownership unless it is in writing and we have received it at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign a contract as security for a loan or other obligation. Loans from account value, however, are permitted under TSA and governmental employer EDC (subject to state availability), unless restricted by the employer.

FUNDING CHANGES

The employer or trustee can change the funding vehicle for an EDC, contract. You can change the funding vehicle for a TSA contract.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer

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making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 16.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.70% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.


The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly

                               MORE INFORMATION
referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.


Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2013) received additional payments. These additional payments ranged from $1,256 to $5,706,371. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Essex National Securities, Inc.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Geneos Wealth Management Inc.
GWN Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
Independent Financial Group, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Company
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
LPL Financial Corporation
Lucia Securities, LLC
Meridien Financial Group, Inc.
Merrill Lynch Life Agency, Inc.
Morgan Keegan & Company
Morgan Stanley Smith Barney
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Prime Capital Services
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SII Investments
Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S Bancorp Investments, Inc.
Valmark Securities, Inc.
Wells Fargo Wealth Brokerage Insurance Agency

                               MORE INFORMATION

Appendix I: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) (SERIES 201) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


-------------------------------------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA  See "Your right to cancel within  All contract types                If you reside in the state of
            a certain number of days" in                                        California and you are age 60 or
            "Contract features and benefits."                                   older at the time the contract is
                                                                                issued, you may return your
                                                                                variable annuity contract within
                                                                                30 days from the date that you
                                                                                receive it and receive a refund as
                                                                                described below.

                                                                                If you allocate your entire
                                                                                initial contribution to the
                                                                                EQ/Money Market option (and/or
                                                                                guaranteed interest option), the
                                                                                amount of your refund will be
                                                                                equal to your contribution less
                                                                                interest, unless you make a
                                                                                transfer, in which case the amount
                                                                                of your refund will be equal to
                                                                                your account value on the date we
                                                                                receive your request to cancel at
                                                                                our processing office. This amount
                                                                                could be less than your initial
                                                                                contribution. If you allocate any
                                                                                portion of your initial
                                                                                contribution to the variable
                                                                                investment options (other than the
                                                                                EQ/Money Market option), your
                                                                                refund will be equal to your
                                                                                account value on the date we
                                                                                receive your request to cancel at
                                                                                our processing office.
-------------------------------------------------------------------------------------------------------------------
FLORIDA     See "Selecting an annuity payout  All contract types                You can choose the date annuity
            option" in the "Accessing your                                      payments are to begin, but
            money" section under "Your                                          generally it may not be earlier
            annuity payout options."                                            than twelve months from the
                                                                                EQUI-VEST(R) contract date.

            See "How you can purchase and     All contract types                The following statement in this
            contribute to your contract" in                                     section does not apply to
            the "Contract features and                                          contracts issued in Florida:
            benefits" section.

                                                                                We may refuse to accept any
                                                                                contribution if the sum of all
                                                                                contributions under all AXA
                                                                                Equitable annuity accumulation
                                                                                contracts with the same owner and
                                                                                annuitant would be more than
                                                                                $2,500,000.

            See "Your right to cancel within  All contract types                If you reside in the state of
            a certain number of days" in                                        Florida, you may cancel your
            "Contract features and benefits"                                    variable annuity contract and
                                                                                return it to us within 21 days
                                                                                from the date that you receive it.
                                                                                You will receive an unconditional
                                                                                refund equal to the greater of the
                                                                                cash surrender value provided in
                                                                                the annuity contract, plus any
                                                                                fees or charges deducted from the
                                                                                contributions or imposed under the
                                                                                contract, or a refund of all
                                                                                contributions paid.
-------------------------------------------------------------------------------------------------------------------

 APPENDIX I: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
 STATE         FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------------
FLORIDA        See "Withdrawal charge" in        All contract types                If you are age 65 or older at the
(CONTINUED)    "Charges and expenses"                                              time your contract is issued, the
                                                                                   applicable withdrawal charge will
                                                                                   not exceed 10% of the amount
                                                                                   withdrawn. In addition, no charge
                                                                                   will apply after the end of the
                                                                                   10th contract year or 10 years
                                                                                   after a contribution is made,
                                                                                   whichever is later.
----------------------------------------------------------------------------------------------------------------------
ILLINOIS       See "Selecting an annuity payout  All contract types                You can choose the date annuity
               option" in the "Your annuity                                        payments are to begin, but it may
               payout options" section under                                       not be earlier than 12 months from
               "Accessing your money"                                              the EQUI-VEST(R) contract date.
----------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS  See "Disability, terminal         All contract types                The disability, terminal illness
               illness or confinement to                                           and confinement to a nursing home
               nursing home" in the "Charges                                       withdrawal charge waivers are not
               under the contracts" section                                        available.
               under "Charges and expenses"

               See "Annual administrative                                          We do not deduct amounts from the
               charge" in the "Charges under                                       guaranteed interest option for the
               the contract" section under                                         Annual administrative charge.
               "Charges and expenses"
----------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE  See "Disability, terminal         TSA 403(b) contracts              The first full sentence under Item
               illness, or confinement to                                          (iii) in this section is revised
               nursing home" in the "Charges                                       as follows:
               and expenses" section.
                                                                                   A nursing home for this purpose
                                                                                   means one that is (a) approved by
                                                                                   Medicare as a provider of skilled
                                                                                   nursing care service, or qualified
                                                                                   to receive approval of Medicare
                                                                                   benefits, or (b) operated pursuant
                                                                                   to law as a skilled nursing care
                                                                                   service.

                                                                                   The second bulleted item under
                                                                                   Item (iii) in this section is
                                                                                   revised as follows:

                                                                                   .   it provides continuous room
                                                                                       and board;
----------------------------------------------------------------------------------------------------------------------
NEW YORK       See "Your annuity payout          TSA 403(b) contracts              The Variable Immediate Annuity
               options" in the "Accessing your                                     payout option is not available.
               money" section.
               See "Annual administrative        TSA 403(b) contracts              The annual administrative charge
               charge" in the "Charges and                                         will not be deducted from amounts
               expenses" section.                                                  allocated to the guaranteed
                                                                                   interest option.
               See "Charge for third-party       TSA 403(b) contracts              The charge for third-party
               transfer or exchange" in the                                        transfer or exchange will not be
               "Charges and expenses" section.                                     deducted from amounts allocated to
                                                                                   the guaranteed interest option.
               See "Selecting an annuity payout  TSA 403(b) contracts              The maximum maturity date is the
               option" in the "Accessing your                                      contract date anniversary that
               money" section.                                                     follows the annuitant's 90th
                                                                                   birthday.

                                                                                   In the fifth paragraph in this
                                                                                   section, the second line in the
                                                                                   paragraph "(1) the amount applied
                                                                                   to purchase the annuity;" is
                                                                                   deleted in its entirety and
                                                                                   replaced with the following:

                                                                                   (1)The amount applied to provide
                                                                                      the annuity will be: (a) the
                                                                                      ac- count value for any life
                                                                                      annuity form or (b) the cash
                                                                                      value for any period certain
                                                                                      annuity form except that, if
                                                                                      the period certain is more than
                                                                                      five years, the amount applied
                                                                                      will be no less than 95% of the
                                                                                      account value.
----------------------------------------------------------------------------------------------------------------------

 APPENDIX I: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------------------------------------
NEW YORK      See "Charges under the                                              We do not deduct amounts from the
(CONTINUED)   contracts" under "Charges and                                       guaranteed interest option for the
              expenses"                                                           Annual administrative charge or
                                                                                  Charge for third-party transfer or
                                                                                  exchange.
---------------------------------------------------------------------------------------------------------------------
OREGON        See "Charge for third-party       TSA 403(b) and EDC Contracts      Third-party transfer charge is not
              transfer or exchange" in the                                        permitted.
              "Charges and expenses" section.
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA  See "Loans" in "Accessing your    All contract types                Taking a loan in excess of the
              money"                                                              Internal Revenue Code limits may
                                                                                  result in adverse tax
                                                                                  consequences. Please consult your
                                                                                  tax adviser before taking a loan
                                                                                  that exceeds the Internal Revenue
                                                                                  Code limits.

              See "Withdrawal charge" and       All contract types                The withdrawal charge waiver does
              "Disability, terminal illness,                                      not apply on the transaction date
              or confinement to nursing home"                                     of each contribution received nor
              in the "Charges under the                                           until twelve months thereafter
              contracts" section under                                            with respect to the Social
              "Charges and expenses"                                              Security Disability Waiver, the
                                                                                  Terminal Illness Waiver, or if the
                                                                                  owner is confined to a nursing
                                                                                  home.
---------------------------------------------------------------------------------------------------------------------
RHODE ISLAND  See "Your right to cancel within  All contract types                To exercise your cancellation
              a certain number of days" in the                                    right, you must return the
              "Contract features and benefits"                                    contract directly to our
              section.                                                            processing office within 20 days
                                                                                  after you receive it.
---------------------------------------------------------------------------------------------------------------------
TEXAS         See "Separate account annual      For TSA contract owners who are   Total Separate Account annual
              expenses" and "Portfolio          employees of public school        expenses and total annual
              operating expenses expressed as   districts and open enrollment     expenses of the Trusts when added
              an annual percentage of daily     charter schools (grades K-12)     together are not permitted to
              net assets" in the "Fee table"    who are participants in the TSA   exceed 2.75% unless the Teachers
                                                plan, the providers of which are  Retirement
                                                subject to the 403(b)             System of Texas permits a higher
                                                Certification Rules of the        rate.
                                                Teacher Retirement System of the
                                                State of Texas, and who enroll
                                                and contribute to the TSA
                                                contracts through a salary
                                                reduction agreement.
              See "How you can purchase and     EDC contracts                     The $2,500,000 limitation on the
              contribute to your contract" in                                     sum of all contributions under all
              "Contract features and benefits"                                    AXA Equitable annuity accumulating
                                                                                  contracts with the same owner or
                                                                                  annuitant does not apply.

              See "What are your investment     For all new and existing TSA      UNAVAILABLE VARIABLE INVESTMENT
              options under the contract" in    contract owners (regardless of    OPTIONS:
              "Contract features and benefits"  the contract issue date) who are  The variable investment options
                                                employees of public school        that invest in portfolios of
                                                districts and open enrollment     unaffiliated trusts are not
                                                charter schools (grades K-12),    available.
                                                who are participants in the TSA
                                                plan, the providers of which are
                                                subject to the 403(b)
                                                Certification Rules of the
                                                Teacher Retirement System of the
                                                State of Texas, and who enroll
                                                and contribute to the TSA
                                                contracts through a salary
                                                reduction agreement.
---------------------------------------------------------------------------------------------------------------------

 APPENDIX I: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------------

TEXAS        See "Personal Income Benefit" in  For TSA contract owners who are   The Personal Income Benefit
(CONTINUED)  "Contract features and benefits"  employees of public school        feature is not available.
                                               districts and open enrollment
                                               charter schools (grades K-12)
                                               who are participants in the TSA
                                               plan, the providers of which are
                                               subject to the 403(b)
                                               Certification Rules of the
                                               Teacher Retirement System of the
                                               State of Texas, and who enroll
                                               and contribute to the TSA
                                               contracts through a salary
                                               reduction agreement.
             See "Loans" in "Accessing your    All contract types                Taking a loan in excess of the
             money"                                                              Internal Revenue Code limits may
                                                                                 result in adverse tax
                                                                                 consequences. Please consult your
                                                                                 tax adviser before taking a loan
                                                                                 that exceeds the Internal Revenue
                                                                                 Code limits.

             See "Annual administrative        All contract types                .   We do not deduct amounts from
             charge" in the "Charges under                                           the guaranteed interest option
             the contract" section under                                             for the Annual administrative
             "Charges and expenses"                                                  charge.

                                                                                 .   The annual administrative
                                                                                     charge will never be greater
                                                                                     than $50.00





  See "Charges we deduct from your  For TSA contract owners who are   The withdrawal charge equals a percentage
  total account value at the time   employees of public school        of the amount withdrawn based on the
  you request certain               districts and open enrollment     following schedule:
  transactions" and footnote (1)    charter schools (grades K-12)     Contract year(s)           Charge
  in the Fee Table. Also, see       who are participants in the TSA   ----------------           ------
  "Withdrawal charge" in "Charges   plan, the providers of which are         1                   6.00%
  under the contract" in "Charges   subject to the 403(b)                    2                   5.75%
  and expenses"                     Certification Rules of the               3                   5.50%
                                    Teacher Retirement System of the         4                   5.25%
                                    State of Texas, and who enroll           5                   5.00%
                                    and contribute to the TSA                6                   4.50%
                                    contracts through a salary               7                   4.00%
                                    reduction agreement.                     8                   3.00%
                                                                             9                   2.00%
                                                                             10                  1.00%
                                                                        11 and later             0.00%

                                                                                The total of all withdrawal charges may not
                                                                                exceed 8% of all contributions made during
                                                                                a specified period before the withdrawal is
                                                                                made.
----------------------------------------------------------------------------------------------------------------------------
VERMONT     See "Loans" under "Accessing      All contract types                Taking a loan in excess of Internal Revenue
            your money"                                                         Code limits may result in adverse tax
                                                                                consequences. Please consult your tax
                                                                                adviser before taking a loan that exceeds
                                                                                the Internal Revenue Code limits.
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON  See "Your right to cancel within  TSA 403(b) contracts              To exercise your cancellation right, you
            a certain number of days" in the                                    must return the contract directly to our
            "Contract features and benefits"                                    processing office, or the registered
            section.                                                            representative from whom it was
                                                                                purchased, within 10 days after you receive
                                                                                it.

            See "Annual administrative        All contract types                We do not deduct amounts from the
            charge" in the "Charges under                                       guaranteed interest option for the Annual
            the contract" section under                                         administrative charge.
            "Charges and expenses"
----------------------------------------------------------------------------------------------------------------------------

 APPENDIX I: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix II: Condensed financial information

--------------------------------------------------------------------------------




The following tables show the unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2004    2005    2006    2007    2008    2009    2010    2011    2012    2013
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $107.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.51 $118.72 $113.20 $125.25 $141.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3      18      52      96     137
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $104.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $105.83 $103.68 $119.06 $152.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       4      15      30      56
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)BOND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 96.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       5
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.60 $128.76 $149.99 $157.32 $ 94.51 $118.85 $132.78 $121.35 $136.88 $170.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      32      83     150     183     240     367     480     574     676
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $103.35 $116.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3      16
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.05 $108.35 $113.87 $119.03 $104.64 $113.55 $120.34 $121.15 $125.18 $129.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      42      55     100     129     137     165     181     205     211
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $102.73 $112.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       9
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $101.41 $104.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2      11
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2004    2005    2006    2007    2008    2009    2010    2011    2012    2013
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.91 $113.14 $121.57 $126.70 $100.86 $114.02 $122.87 $120.54 $127.87 $139.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      44      80     145     141     173     238     290     364     422
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.88 $126.19 $137.55 $144.41 $107.76 $124.58 $135.28 $130.46 $140.23 $156.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       565     647     699     821     794     826     994   1,170   1,393   1,595
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $103.96 $120.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      12      39
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.18 $125.60 $142.10 $149.35 $100.67 $121.30 $133.69 $125.54 $138.32 $163.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        50     122     290     487     554     652     867   1,047   1,184   1,339
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $106.03 $ 96.15 $110.64 $143.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       5      11      12      15
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.13 $ 98.08 $111.26 $143.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       7      16      21      27
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.88 $ 92.69 $105.72 $143.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       5       7       8
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.17 $ 86.39 $ 99.52 $119.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3      12      17      24
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $103.29 $118.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       5      18
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.03 $125.63 $135.30 $155.98 $ 85.28 $114.32 $150.51 $147.75 $168.72 $230.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       247     253     245     215     191     181     168     149     146     144
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $100.02 $ 89.35 $103.13 $139.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      17      15      16      17
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $154.51 $158.36 $187.75 $187.68 $117.63 $151.42 $167.98 $160.81 $180.54 $245.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       284     294     276     266     237     251     300     349     394     457
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.01 $112.23 $128.59 $131.73 $ 88.11 $ 97.11 $111.01 $109.25 $127.07 $165.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      50      67      72      68      68      74      80      97     120
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2004    2005    2006    2007    2008    2009    2010    2011    2012    2013
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.81 $ 87.90 $ 91.38 $101.24 $ 54.79 $ 70.85 $ 78.76 $ 78.03 $ 90.00 $119.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       8       9      12      12      15      21      39      37      46
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.06 $107.24 $117.28 $119.90 $ 66.57 $ 84.41 $ 96.63 $ 95.98 $109.61 $143.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,206   1,254   1,179   1,018     858     780     690     612     548     527
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $100.09 $100.69 $106.83 $110.83 $108.70 $113.61 $117.63 $119.89 $116.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      20      33      41      38     139     130     120     121     134
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.03 $ 58.27 $ 76.38 $ 84.34 $ 79.45 $ 87.86 $115.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       8      19      36      56      67      70      76
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 94.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.33 $103.49 $117.68 $122.02 $ 75.56 $ 93.97 $106.19 $106.50 $121.24 $157.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       628     666     652     649     588     572     574     578     597     680
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.94 $143.22 $154.70 $174.30 $102.82 $129.84 $147.86 $137.04 $154.68 $202.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       180     241     295     326     334     315     275     221     187     165
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.34 $105.20 $ 70.88 $ 91.41 $100.52 $ 99.40 $109.23 $123.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      22     149     134     120     113      87      78      80
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 95.25 $ 59.39 $ 75.38 $ 82.21 $ 77.62 $ 87.98 $107.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      69      87      86      85      91      93      94
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.27 $116.74 $137.07 $148.00 $101.39 $141.70 $185.71 $177.07 $206.17 $283.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      62      80     128     143     181     264     338     427     528
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 97.53 $ 99.66 $107.62 $113.22 $114.06 $119.80 $123.57 $126.63 $121.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      14      37      73      76     101     105      99      93
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $153.09 $200.85 $271.98 $381.60 $160.80 $238.40 $262.52 $227.43 $262.85 $312.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        95     144     180     196     162     167     176     165     165     162
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $101.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       5
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2004    2005    2006    2007    2008    2009    2010    2011    2012    2013
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.97 $115.69 $136.30 $155.16 $ 84.53 $113.03 $121.97 $100.10 $115.03 $133.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        75      97     121     116     128     167     224     233     234     249
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $129.20 $107.44 $124.70 $147.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --     164     143     127     117
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $107.54 $100.69 $115.45 $154.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      29      29      27      33
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.18 $ 93.39 $104.21 $106.95 $ 66.14 $ 82.67 $ 93.27 $ 88.25 $100.25 $130.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        32      31      28      26      26      22      25      23      21      19
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 76.26 $ 77.12 $ 87.41 $114.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --     179     176     181     204
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.62 $ 92.23 $ 98.21 $112.19 $ 68.46 $ 91.21 $103.14 $ 98.18 $110.32 $147.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       232     215     178     167     153     147     145     156     148     142
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 59.54 $ 58.64 $ 67.55 $ 87.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      30      69      75      91
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $122.57 $110.79 $126.28 $162.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      65      67      63      62
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $149.04 $131.48 $155.48 $174.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      49      57      71      98
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $116.13 $111.98 $129.53 $169.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --     434     389     364     369
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.94 $126.42 $140.50 $136.59 $ 81.55 $109.46 $132.44 $118.52 $138.90 $182.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       333     377     382     349     268     368     333     282     247     226
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.56 $113.12 $116.78 $120.81 $121.87 $120.40 $118.97 $117.54 $116.13 $114.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        75      68     103     133     101      61      49      51      42      37
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $123.86 $133.70 $161.70 $ 84.15 $130.59 $170.69 $155.66 $167.26 $228.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4      12      34      47      85     149     218     283     318
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2004    2005    2006    2007    2008    2009    2010    2011    2012    2013
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.15 $107.60 $ 65.81 $ 81.35 $ 89.97 $ 84.93 $ 95.83 $122.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       8      73      71      61      51      41      36      31
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $105.76 $ 95.49 $113.56 $141.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      52      94     110     149
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 90.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       6
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 99.44 $ 98.64 $108.63 $102.98 $109.89 $109.49 $107.97 $108.26 $107.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      35      56      73     145     198     180     156     152     155
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.97 $131.99 $135.39 $139.83 $129.11 $135.29 $142.01 $142.03 $144.05 $139.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       135     136     130     124      94     123     108      95      88      80
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.81 $140.93 $163.91 $158.96 $103.45 $128.91 $160.25 $152.00 $173.52 $235.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       104     133     167     193     185     195     188     176     166     163
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.26 $114.31 $108.40 $114.84 $ 65.57 $ 92.41 $106.26 $102.95 $120.97 $164.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2      26      30     152     155     200     266     324     402     492
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.63 $108.55 $ 63.47 $ 81.54 $ 87.00 $ 78.82 $ 92.93 $116.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      11      54      43      51      65      75      87      99
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $105.87 $101.69 $116.69 $150.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      46     196     359     506
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.67 $102.11 $118.08 $149.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       6      14      24
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $112.39 $ 99.00 $112.05 $150.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      13      38      66     102
------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $107.57 $ 99.27 $115.92 $151.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3      13      26      46
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.43 $105.75 $136.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       6      20
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------
                                         2004 2005 2006 2007 2008 2009  2010    2011    2012    2013
------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --  $109.26 $100.69 $127.18 $128.72
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --        1       2       4       7
------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --       -- $ 95.08 $109.87 $115.89
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --       --       5      28      51
------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --  $109.49 $100.62 $114.57 $134.38
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --       11      37      69     100
------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --  $104.26 $ 96.31 $105.26 $133.60
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --        4      14      18      22
------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --  $108.58 $106.22 $119.27 $161.54
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --        2       7      10      14
------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --  $113.52 $101.98 $102.14 $128.92
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --       10      31      49      67
------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --  $106.27 $110.52 $129.55 $141.43
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --       10      62     152     252
------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --       -- $ 89.76 $100.71 $129.29
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --       --      10      61     127
------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --  $112.58 $ 99.44 $103.32 $146.34
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --        2       9      21      27
------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --  $113.45 $ 91.87 $110.79 $108.09
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --       29     123     228     342
------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --  $105.97 $102.84 $117.79 $148.53
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --       15      75     138     248
------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --  $118.95 $117.96 $135.98 $174.73
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --        1       7      16      22
------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --  $101.87 $ 98.22 $115.31 $150.09
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --        8      15      19      27
------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2004    2005    2006    2007    2008    2009    2010    2011    2012    2013
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $119.10 $118.91 $134.23 $178.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       4      19      34      46
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $110.84 $116.64 $130.46 $154.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       5      41      81     117
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.93 $117.23 $121.77 $131.09 $ 94.78 $ 61.76 $ 71.76 $ 66.45 $ 74.98 $101.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        49      57      60      63      62     166     203     170     147     130
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.44 $113.04 $115.90 $121.67 $123.17 $131.81 $138.30 $144.59 $150.67  145.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       106     121     111     108      95      97     127     110     154     182
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.96 $122.70 $144.66 $148.12 $ 91.53 $111.11 $124.21 $115.95 $132.39 $172.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        51      62      86      93      86      77      69      62      53      50
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.85 $ 96.58 $104.90 $106.89 $ 80.78 $ 87.51 $ 92.20 $ 95.71 $ 99.60 $ 97.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       179     218     218     211     154     139     144     134     138     137
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.63 $100.73 $106.79 $124.72 $ 65.21 $102.08 $118.71 $111.64 $125.11 $167.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       130     128     124     126     122     131     140     131     123     117
------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET FUND?/VA
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $106.41 $104.81 $120.74 $156.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       3       5
------------------------------------------------------------------------------------------------------------------------
 PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $123.17 $112.52 $116.86 $ 98.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       4      15      29      45
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $108.37 $114.81 $ 78.86 $ 93.74 $102.55 $ 98.46 $107.85 $121.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       5      11      13      18      22      24      25
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.32 $115.96 $ 74.45 $ 90.62 $100.22 $ 95.16 $106.09 $124.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2      15      24      33      39      50      62      72
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.21 $116.92 $ 71.58 $ 88.79 $ 98.89 $ 93.17 $105.04 $126.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       7      14      22      32      45      58      75
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.99 $118.22 $ 68.52 $ 86.50 $ 96.81 $ 90.36 $103.05 $127.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       5       9      12      19      32      47      65
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------
                                         2004 2005 2006 2007 2008 2009  2010    2011    2012    2013
------------------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --  $104.29 $102.14 $116.12 $116.59
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --       19      63     130     224
------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --       -- $ 83.02 $ 84.57 $ 92.15
------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --       --      17      38      49
------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Calculation of annuity payments                               2

Custodian and independent registered public accounting firm   2

Distribution of the contracts                                 2

Calculating unit values                                       3

Financial statements                                          3

HOW TO OBTAIN AN EQUI-VEST(R) (SERIES 201) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1 (800) 628-6673 or send this request form to:
  EQUI-VEST(R)
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) (Series 201) Statement of Additional
Information dated May 1, 2014 (Employer-Sponsored Retirement Plans)
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                                  EQUI-VEST 201
                                                                        #417021

EQUI-VEST(R) (Series 201)

Employer-Sponsored Retirement Plans

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2014


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) (Series
201) dated May 1, 2014. That prospectus provides detailed information concerning the contracts, as well as the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

        TABLE OF CONTENTS

        Who is AXA Equitable?                                        2

        Calculation of annuity payments                              2

        Custodian and independent registered public accounting firm  2

        Distribution of the contracts                                2

        Calculating unit values                                      3

        Financial statements                                         3



   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
            Company (AXA Equitable). Distributed by its affiliate,
      AXA Advisors, LLC, 1290 Avenue of the Americas, New York, NY 10104

  Copyright 2014 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                        #612161
                                                                  EV Series 201

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

CALCULATION OF ANNUITY PAYMENTS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Payout option, you should read the prospectus which contains important information you should know.

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a certificate, their respective annuity unit values, and a net investment factor. The annuity unit values used may vary, although the method of calculating annuity unit values set forth below remains the same. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a certificate with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a certificate with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the certificate would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2013, the annuity payment due in December 2013 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of the Separate Account at December 31, 2013 and for each of the two years in the period ended December 31, 2013, and the consolidated financial statements of AXA Equitable at December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2013, 2012 and 2011. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $577,490,356 in 2013, $630,130,187 in 2012 and $529,410,549 in 2011.
Of these amounts, AXA Advisors retained $319,941,479, $371,036,017 and $268,084,019, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $548,888,192 in 2013, $575,594,540 in 2012 and $562,732,447 in 2011, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $16,033,494, $16,167,554 and $15,092,209 , respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                         FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2013............   FSA-3
   Statements of Operations for the Year Ended December 31, 2013......  FSA-47
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2013 and 2012.......................................  FSA-65
   Notes to Financial Statements...................................... FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2013 and 2012.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2013, 2012 and 2011................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2013, 2012 and 2011................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2013,
     2012 and 2011...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2013, 2012 and 2011................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8

                                 FSA-1  #611964

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2013, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 21, 2014

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

                                                                            AMERICAN CENTURY   AMERICAN FUNDS
                           ALL ASSET        ALL ASSET    ALL ASSET MODERATE    VP MID CAP    INSURANCE SERIES(R) AXA AGGRESSIVE
                       AGGRESSIVE-ALT 25* GROWTH-ALT 20*   GROWTH-ALT 15*      VALUE FUND       BOND FUND/SM/     ALLOCATION*
                       ------------------ -------------- ------------------ ---------------- ------------------- --------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........     $1,157,058      $50,117,331        $379,899         $8,993,355        $1,434,795       $539,887,680
Receivable for
 policy-related
 transactions.........          6,127           23,685          31,255             21,180            22,847            255,476
                           ----------      -----------        --------         ----------        ----------       ------------
   Total assets.......      1,163,185       50,141,016         411,154          9,014,535         1,457,642        540,143,156
                           ----------      -----------        --------         ----------        ----------       ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............          6,092           23,685          31,255             20,880            22,797            255,476
                           ----------      -----------        --------         ----------        ----------       ------------
   Total liabilities..          6,092           23,685          31,255             20,880            22,797            255,476
                           ----------      -----------        --------         ----------        ----------       ------------
NET ASSETS............     $1,157,093      $50,117,331        $379,899         $8,993,655        $1,434,845       $539,887,680
                           ==========      ===========        ========         ==========        ==========       ============

NET ASSETS:
Accumulation Unit
 Value................     $1,157,085      $50,116,840        $379,731         $8,993,647        $1,434,837       $539,875,475
Retained by AXA
 Equitable in
 Separate Account A...              8              491             168                  8                 8             12,205
                           ----------      -----------        --------         ----------        ----------       ------------
TOTAL NET ASSETS......     $1,157,093      $50,117,331        $379,899         $8,993,655        $1,434,845       $539,887,680
                           ==========      ===========        ========         ==========        ==========       ============

Investments in
 shares of the
 Portfolios, at cost..     $1,140,719      $47,681,323        $375,071         $7,494,681        $1,456,828       $449,466,378
The Portfolios
 shares held
   Class B............         97,134        2,551,931          34,276                 --                --         45,219,922
   Class II...........             --               --              --            486,653                --                 --
   Class 4............             --               --              --                 --           134,218                 --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH
                        STRATEGY*     ALLOCATION*    GROWTH STRATEGY*    STRATEGY*     PLUS ALLOCATION*  STRATEGY*
                       ------------ ---------------- ---------------- ---------------- ----------------- ----------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value........... $81,579,799    $123,009,444     $14,832,779       $6,833,087      $203,491,387    $1,287,984
Receivable for
 shares of the
 Portfolios sold......          --         122,607              --               --                --            41
Receivable for
 policy-related
 transactions.........     217,243              --           4,629            1,715           112,139             4
                       -----------    ------------     -----------       ----------      ------------    ----------
   Total assets.......  81,797,042     123,132,051      14,837,408        6,834,802       203,603,526     1,288,029
                       -----------    ------------     -----------       ----------      ------------    ----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............     217,288              --           4,629            1,715           112,139            --
Payable for
 policy-related
 transactions.........          --         122,607              --               --                --            --
                       -----------    ------------     -----------       ----------      ------------    ----------
   Total liabilities..     217,288         122,607           4,629            1,715           112,139            --
                       -----------    ------------     -----------       ----------      ------------    ----------
NET ASSETS............ $81,579,754    $123,009,444     $14,832,779       $6,833,087      $203,491,387    $1,288,029
                       ===========    ============     ===========       ==========      ============    ==========

NET ASSETS:
Accumulation Unit
 Value................ $81,575,600    $123,006,354     $14,831,303       $6,832,790      $203,468,392    $1,288,021
Retained by AXA
 Equitable in
 Separate Account A...       4,154           3,090           1,476              297            22,995             8
                       -----------    ------------     -----------       ----------      ------------    ----------
TOTAL NET ASSETS...... $81,579,754    $123,009,444     $14,832,779       $6,833,087      $203,491,387    $1,288,029
                       ===========    ============     ===========       ==========      ============    ==========

Investments in
 shares of the
 Portfolios, at cost.. $73,784,458    $123,064,952     $13,863,141       $6,660,796      $194,474,725    $1,003,932
The Portfolios
 shares held
   Class A............      18,748              --              --               --                --        82,312
   Class B............   5,829,753      12,709,318       1,119,476          582,575        20,036,232            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                      AXA MODERATE    AXA MODERATE    AXA MODERATE-   AXA TACTICAL AXA TACTICAL AXA TACTICAL
                                      ALLOCATION*   GROWTH STRATEGY* PLUS ALLOCATION* MANAGER 400* MANAGER 500* MANAGER 2000*
                                     -------------- ---------------- ---------------- ------------ ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.......... $1,723,494,483   $12,401,170     $1,057,065,550   $6,117,593   $8,944,130   $3,583,471
Receivable for shares of the
 Portfolios sold....................             --            --                 --           --           --        4,024
Receivable for policy-related
 transactions.......................      1,240,679       109,934            470,436          480        6,782           --
                                     --------------   -----------     --------------   ----------   ----------   ----------
   Total assets.....................  1,724,735,162    12,511,104      1,057,535,986    6,118,073    8,950,912    3,587,495
                                     --------------   -----------     --------------   ----------   ----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............        681,465       109,934            470,436          480        6,782           --
Payable for policy-related
 transactions.......................             --            --                 --           --           --        4,024
                                     --------------   -----------     --------------   ----------   ----------   ----------
   Total liabilities................        681,465       109,934            470,436          480        6,782        4,024
                                     --------------   -----------     --------------   ----------   ----------   ----------
NET ASSETS.......................... $1,724,053,697   $12,401,170     $1,057,065,550   $6,117,593   $8,944,130   $3,583,471
                                     ==============   ===========     ==============   ==========   ==========   ==========

NET ASSETS:
Accumulation Unit Value............. $1,717,052,202   $12,400,902     $1,057,035,691   $6,117,168   $8,943,167   $3,583,171
Contracts in payout (annuitization)
 period.............................      6,992,250            --                 --           --           --           --
Retained by AXA Equitable in
 Separate Account A.................          9,245           268             29,859          425          963          300
                                     --------------   -----------     --------------   ----------   ----------   ----------
TOTAL NET ASSETS.................... $1,724,053,697   $12,401,170     $1,057,065,550   $6,117,593   $8,944,130   $3,583,471
                                     ==============   ===========     ==============   ==========   ==========   ==========

Investments in shares of the
 Portfolios, at cost................ $1,694,766,440   $11,849,884     $  927,928,428   $5,254,739   $7,975,432   $3,236,344
The Portfolios shares held
   Class A..........................     91,939,080            --                 --           --           --           --
   Class B..........................     26,657,176       821,814         90,666,642      306,907      504,596      188,446

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                        AXA TACTICAL  EQ/ALLIANCEBERNSTEIN                      EQ/AXA FRANKLIN EQ/BLACKROCK
                          MANAGER        DYNAMIC WEALTH    EQ/ALLIANCEBERNSTEIN    SMALL CAP    BASIC VALUE  EQ/BOSTON ADVISORS
                       INTERNATIONAL*     STRATEGIES*       SMALL CAP GROWTH*     VALUE CORE*     EQUITY*      EQUITY INCOME*
                       -------------- -------------------- -------------------- --------------- ------------ ------------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $6,696,189        $5,436,098          $388,351,549       $19,942,050   $629,186,615    $105,285,576
Receivable for
 shares of the
 Portfolios sold......           --                --               312,109                --             --              --
Receivable for
 policy-related
 transactions.........        4,945             3,651                    --             3,757        342,834          60,637
                         ----------        ----------          ------------       -----------   ------------    ------------
   Total assets.......    6,701,134         5,439,749           388,663,658        19,945,807    629,529,449     105,346,213
                         ----------        ----------          ------------       -----------   ------------    ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............        4,945             3,651                    --             3,757        342,834          60,637
Payable for
 policy-related
 transactions.........           --                --               312,109                --             --              --
                         ----------        ----------          ------------       -----------   ------------    ------------
   Total liabilities..        4,945             3,651               312,109             3,757        342,834          60,637
                         ----------        ----------          ------------       -----------   ------------    ------------
NET ASSETS............   $6,696,189        $5,436,098          $388,351,549       $19,942,050   $629,186,615    $105,285,576
                         ==========        ==========          ============       ===========   ============    ============

NET ASSETS:
Accumulation Unit
 Value................   $6,695,184        $5,435,412          $385,789,007       $19,940,987   $629,176,854    $105,278,663
Contracts in payout
 (annuitization)
 period...............           --                --             2,553,509                --             --              --
Retained by AXA
 Equitable in
 Separate Account A...        1,005               686                 9,033             1,063          9,761           6,913
                         ----------        ----------          ------------       -----------   ------------    ------------
TOTAL NET ASSETS......   $6,696,189        $5,436,098          $388,351,549       $19,942,050   $629,186,615    $105,285,576
                         ==========        ==========          ============       ===========   ============    ============

Investments in
 shares of the
 Portfolios, at cost..   $6,010,141        $5,156,243          $289,715,176       $14,569,070   $432,952,774    $ 89,699,571
The Portfolios
 shares held
   Class A............           --                --            15,344,623                --             --              --
   Class B............      497,574           471,429             2,840,594         1,363,140     31,666,425      15,486,862

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       EQ/CALVERT SOCIALLY EQ/CAPITAL GUARDIAN   EQ/COMMON      EQ/CORE    EQ/DAVIS NEW YORK     EQ/EMERGING
                          RESPONSIBLE*          RESEARCH*       STOCK INDEX*  BOND INDEX*      VENTURE*      MARKETS EQUITY PLUS*
                       ------------------- ------------------- -------------- ------------ ----------------- --------------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........     $36,834,680        $203,725,570     $2,353,960,555 $112,884,767    $33,784,629         $1,233,599
Receivable for
 shares of the
 Portfolios sold......           9,387                  --            290,454           --             --                373
Receivable for
 policy-related
 transactions.........              --                 896            959,894       24,754          5,968                 --
                           -----------        ------------     -------------- ------------    -----------         ----------
   Total assets.......      36,844,067         203,726,466      2,355,210,903  112,909,521     33,790,597          1,233,972
                           -----------        ------------     -------------- ------------    -----------         ----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............              --              30,896                 --       24,754          5,968                 --
Payable for
 policy-related
 transactions.........           9,387                  --                 --           --             --                373
                           -----------        ------------     -------------- ------------    -----------         ----------
   Total liabilities..           9,387              30,896                 --       24,754          5,968                373
                           -----------        ------------     -------------- ------------    -----------         ----------
NET ASSETS............     $36,834,680        $203,695,570     $2,355,210,903 $112,884,767    $33,784,629         $1,233,599
                           ===========        ============     ============== ============    ===========         ==========

NET ASSETS:
Accumulation Unit
 Value................     $36,819,031        $203,683,087     $2,340,050,041 $112,878,977    $33,782,551         $1,233,382
Contracts in payout
 (annuitization)
 period...............              --                  --         15,160,706           --             --                 --
Retained by AXA
 Equitable in
 Separate Account A...          15,649              12,483                156        5,790          2,078                217
                           -----------        ------------     -------------- ------------    -----------         ----------
TOTAL NET ASSETS......     $36,834,680        $203,695,570     $2,355,210,903 $112,884,767    $33,784,629         $1,233,599
                           ===========        ============     ============== ============    ===========         ==========

Investments in
 shares of the
 Portfolios, at cost..     $24,004,023        $133,263,959     $1,778,239,120 $113,201,278    $24,956,427         $1,222,458
The Portfolios
 shares held
   Class A............              --                  --         93,915,162           --             --                 --
   Class B............       3,324,906          10,735,665          5,307,268   11,420,082      2,499,727            130,820

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                         EQ/EQUITY     EQ/EQUITY    EQ/FRANKLIN   EQ/FRANKLIN TEMPLETON EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                         500 INDEX*   GROWTH PLUS* CORE BALANCED*      ALLOCATION*      AND ACQUISITIONS* COMPANY VALUE*
                       -------------- ------------ -------------- --------------------- ----------------- --------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value........... $1,050,754,903 $389,874,157  $81,328,271        $64,195,946         $21,120,300     $678,623,090
Receivable for
 shares of the
 Portfolios sold......             --           --       15,793                 --                  --               --
Receivable for
 policy-related
 transactions.........         97,202           --           --            115,907              10,639          213,429
                       -------------- ------------  -----------        -----------         -----------     ------------
   Total assets.......  1,050,852,105  389,874,157   81,344,064         64,311,853          21,130,939      678,836,519
                       -------------- ------------  -----------        -----------         -----------     ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............        282,202       11,080           --            115,907              10,639          238,929
Payable for
 policy-related
 transactions.........             --       28,920       35,793                 --                  --               --
                       -------------- ------------  -----------        -----------         -----------     ------------
   Total liabilities..        282,202       40,000       35,793            115,907              10,639          238,929
                       -------------- ------------  -----------        -----------         -----------     ------------
NET ASSETS............ $1,050,569,903 $389,834,157  $81,308,271        $64,195,946         $21,120,300     $678,597,590
                       ============== ============  ===========        ===========         ===========     ============

NET ASSETS:
Accumulation Unit
 Value................ $1,046,515,427 $389,831,521  $81,307,508        $64,173,959         $21,109,818     $678,585,241
Contracts in payout
 (annuitization)
 period...............      4,051,322           --           --                 --                  --               --
Retained by AXA
 Equitable in
 Separate Account A...          3,154        2,636          763             21,987              10,482           12,349
                       -------------- ------------  -----------        -----------         -----------     ------------
TOTAL NET ASSETS...... $1,050,569,903 $389,834,157  $81,308,271        $64,195,946         $21,120,300     $678,597,590
                       ============== ============  ===========        ===========         ===========     ============

Investments in
 shares of the
 Portfolios, at cost.. $  749,420,110 $243,550,215  $70,323,201        $50,455,799         $20,326,714     $499,841,352
The Portfolios
 shares held
   Class A............     27,571,852           --           --                 --                  --               --
   Class B............      5,078,663   18,618,888    8,145,490          6,397,912           1,600,651       12,114,180

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                             EQ/GLOBAL BOND EQ/GLOBAL MULTI- EQ/HIGH YIELD BOND EQ/INTERMEDIATE  EQ/INTERNATIONAL
                                                 PLUS*       SECTOR EQUITY*      PORTFOLIO*     GOVERNMENT BOND*    CORE PLUS*
                                             -------------- ---------------- ------------------ ---------------- ----------------
ASSETS:

 Investments
 in
 shares
 of
 the Portfolios,
 at fair
 value......................................  $74,958,047     $425,202,468       $1,010,446       $74,371,058      $140,568,599

 Receivable
 for
 shares
 of the
 Portfolios
 sold.......................................       16,470               --               --             5,270                --

 Receivable
 for
 policy-related
 transactions...............................           --               --              686            59,912            37,797
                                              -----------     ------------       ----------       -----------      ------------
   Total
    assets..................................   74,974,517      425,202,468        1,011,132        74,436,240       140,606,396
                                              -----------     ------------       ----------       -----------      ------------

LIABILITIES:
Payable
 for
 shares
 of the
 Portfolios
 purchased..................................           --            5,420              636                --            37,797
Payable
 for
 policy-related
 transactions...............................       16,470           24,580               --                --                --
                                              -----------     ------------       ----------       -----------      ------------
   Total
    liabilities.............................       16,470           30,000              636                --            37,797
                                              -----------     ------------       ----------       -----------      ------------
NET ASSETS..................................  $74,958,047     $425,172,468       $1,010,496       $74,436,240      $140,568,599
                                              ===========     ============       ==========       ===========      ============

NET
ASSETS:

 Accumulation
 Unit
 Value......................................  $74,946,186     $425,169,461       $1,010,480       $74,013,955      $140,564,379
Contracts
 in
 payout
 (annuitization)
 period.....................................           --               --               --           421,715                --
Retained
 by AXA
 Equitable
 in
 Separate
 Account A..................................       11,861            3,007               16               570             4,220
                                              -----------     ------------       ----------       -----------      ------------
TOTAL NET
 ASSETS.....................................  $74,958,047     $425,172,468       $1,010,496       $74,436,240      $140,568,599
                                              ===========     ============       ==========       ===========      ============


 Investments in shares of the Portfolios, at
 cost.......................................  $80,613,870     $338,643,121       $1,031,998       $73,594,141      $121,015,549
The
 Portfolios
 shares
 held
   Class A..................................           --               --               --         5,555,253                --
   Class B..................................    8,055,908       28,815,708          100,075         1,744,059        13,616,310

                                             EQ/INTERNATIONAL
                                              EQUITY INDEX*
                                             ----------------
ASSETS:

 Investments
 in
 shares
 of
 the Portfolios,
 at fair
 value......................................   $456,397,365

 Receivable
 for
 shares
 of the
 Portfolios
 sold.......................................             --

 Receivable
 for
 policy-related
 transactions...............................             --
                                               ------------
   Total
    assets..................................    456,397,365
                                               ------------

LIABILITIES:
Payable
 for
 shares
 of the
 Portfolios
 purchased..................................         45,558
Payable
 for
 policy-related
 transactions...............................         34,442
                                               ------------
   Total
    liabilities.............................         80,000
                                               ------------
NET ASSETS..................................   $456,317,365
                                               ============

NET
ASSETS:

 Accumulation
 Unit
 Value......................................   $454,610,164
Contracts
 in
 payout
 (annuitization)
 period.....................................      1,705,203
Retained
 by AXA
 Equitable
 in
 Separate
 Account A..................................          1,998
                                               ------------
TOTAL NET
 ASSETS.....................................   $456,317,365
                                               ============


 Investments in shares of the Portfolios, at
 cost.......................................   $433,338,391
The
 Portfolios
 shares
 held
   Class A..................................     41,783,459
   Class B..................................      4,893,484

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       EQ/INTERNATIONAL EQ/INVESCO      EQ/JPMORGAN      EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                         VALUE PLUS*    COMSTOCK*   VALUE OPPORTUNITIES*       PLUS*       GROWTH INDEX* GROWTH PLUS*
                       ---------------- ----------- -------------------- ----------------- ------------- ------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $231,120,569   $41,255,950     $59,326,417         $16,461,452    $167,892,508  $283,325,457
Receivable for
 policy-related
 transactions.........         28,884       156,463              --               4,516         111,787        25,519
                         ------------   -----------     -----------         -----------    ------------  ------------
   Total assets.......    231,149,453    41,412,413      59,326,417          16,465,968     168,004,295   283,350,976
                         ------------   -----------     -----------         -----------    ------------  ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............         44,174       156,463          14,615               4,516         111,787        25,519
Payable for
 policy-related
 transactions.........             --            --          15,385                  --              --            --
                         ------------   -----------     -----------         -----------    ------------  ------------
   Total liabilities..         44,174       156,463          30,000               4,516         111,787        25,519
                         ------------   -----------     -----------         -----------    ------------  ------------
NET ASSETS............   $231,105,279   $41,255,950     $59,296,417         $16,461,452    $167,892,508  $283,325,457
                         ============   ===========     ===========         ===========    ============  ============

NET ASSETS:
Accumulation Unit
 Value................   $231,103,132   $41,252,371     $59,293,023         $16,453,302    $167,885,811  $283,322,725
Retained by AXA
 Equitable in
 Separate Account A...          2,147         3,579           3,394               8,150           6,697         2,732
                         ------------   -----------     -----------         -----------    ------------  ------------
TOTAL NET ASSETS......   $231,105,279   $41,255,950     $59,296,417         $16,461,452    $167,892,508  $283,325,457
                         ============   ===========     ===========         ===========    ============  ============

Investments in
 shares of the
 Portfolios, at cost..   $184,087,223   $31,302,705     $42,601,320         $13,671,888    $116,566,295  $182,183,157
The Portfolios
 shares held
   Class B............     17,714,174     2,942,145       4,220,252           1,889,794      13,618,354    11,612,127

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT  EQ/MFS INTERNATIONAL  EQ/MID CAP  EQ/MID CAP
                       VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*       GROWTH*           INDEX*    VALUE PLUS*
                       ------------ ------------ --------------- -------------------- ------------ ------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value........... $52,864,276  $849,554,488   $46,536,944       $97,519,183      $434,867,750 $518,812,429
Receivable for
 shares of the
 Portfolios sold......          --            --            --                --                --       17,291
Receivable for
 policy-related
 transactions.........      96,565            --        19,078           140,512           112,559           --
                       -----------  ------------   -----------       -----------      ------------ ------------
   Total assets.......  52,960,841   849,554,488    46,556,022        97,659,695       434,980,309  518,829,720
                       -----------  ------------   -----------       -----------      ------------ ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............      96,565        53,893        19,078           140,512           112,559           --
Payable for
 policy-related
 transactions.........          --       176,107            --                --                --       27,291
                       -----------  ------------   -----------       -----------      ------------ ------------
   Total liabilities..      96,565       230,000        19,078           140,512           112,559       27,291
                       -----------  ------------   -----------       -----------      ------------ ------------
NET ASSETS............ $52,864,276  $849,324,488   $46,536,944       $97,519,183      $434,867,750 $518,802,429
                       ===========  ============   ===========       ===========      ============ ============

NET ASSETS:
Accumulation Unit
 Value................ $52,859,144  $845,340,043   $46,531,354       $97,506,188      $434,849,978 $518,798,947
Contracts in payout
 (annuitization)
 period...............          --     3,979,705            --                --                --           --
Retained by AXA
 Equitable in
 Separate Account A...       5,132         4,740         5,590            12,995            17,772        3,482
                       -----------  ------------   -----------       -----------      ------------ ------------
TOTAL NET ASSETS...... $52,864,276  $849,324,488   $46,536,944       $97,519,183      $434,867,750 $518,802,429
                       ===========  ============   ===========       ===========      ============ ============

Investments in
 shares of the
 Portfolios, at cost.. $39,260,687  $608,051,245   $42,143,669       $84,996,614      $267,837,251 $306,046,919
The Portfolios
 shares held
   Class A............          --    52,898,258            --                --                --           --
   Class B............   6,913,299     6,573,514     3,425,889        13,197,265        35,387,091   37,426,343

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                          EQ/MORGAN                                  EQ/PIMCO GLOBAL
                                          EQ/MONTAG &    STANLEY MID  EQ/MUTUAL LARGE EQ/OPPENHEIMER   REAL RETURN
                       EQ/MONEY MARKET* CALDWELL GROWTH* CAP GROWTH*    CAP EQUITY*      GLOBAL*       PORTFOLIO*
                       ---------------- ---------------- ------------ --------------- -------------- ---------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $87,066,461      $44,615,251    $290,117,817   $30,656,892    $89,651,550     $2,380,970
Receivable for
 policy-related
 transactions.........            --           17,384          79,489         1,314         94,931          5,637
                         -----------      -----------    ------------   -----------    -----------     ----------
   Total assets.......    87,066,461       44,632,635     290,197,306    30,658,206     89,746,481      2,386,607
                         -----------      -----------    ------------   -----------    -----------     ----------
LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............       409,788           17,384          79,489         1,314         94,931          5,637
Payable for
 policy-related
 transactions.........        15,214               --              --            --             --             --
                         -----------      -----------    ------------   -----------    -----------     ----------
   Total liabilities..       425,002           17,384          79,489         1,314         94,931          5,637
                         -----------      -----------    ------------   -----------    -----------     ----------
NET ASSETS............   $86,641,459      $44,615,251    $290,117,817   $30,656,892    $89,651,550     $2,380,970
                         ===========      ===========    ============   ===========    ===========     ==========

NET ASSETS:
Accumulation Unit
 Value................   $86,203,709      $44,612,212    $290,113,024   $30,649,256    $89,647,514     $2,380,733
Contracts in payout
 (annuitization)
 period...............       383,214               --              --            --             --             --
Retained by AXA
 Equitable in
 Separate Account A...        54,536            3,039           4,793         7,636          4,036            237
                         -----------      -----------    ------------   -----------    -----------     ----------
TOTAL NET ASSETS......   $86,641,459      $44,615,251    $290,117,817   $30,656,892    $89,651,550     $2,380,970
                         ===========      ===========    ============   ===========    ===========     ==========

Investments in
 shares of the
 Portfolios, at cost..   $87,080,022      $37,989,696    $242,812,212   $21,547,393    $71,500,448     $2,415,935
The Portfolios
 shares held
   Class A............    54,943,279               --              --            --             --             --
   Class B............    32,094,829        5,842,329      14,343,737     2,544,779      6,347,115        253,305

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       EQ/PIMCO ULTRA EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH &
                        SHORT BOND*        PLUS*           INDEX*       GROWTH STOCK*   GLOBAL EQUITY*     INCOME*
                       -------------- --------------- ---------------- ---------------- -------------- ---------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........  $107,038,895   $108,734,576     $250,872,109     $298,055,104    $45,448,091     $25,154,175
Receivable for
 shares of the
 Portfolios sold......        44,146        299,442               --               --         40,637              --
Receivable for
 policy-related
 transactions.........            --             --          106,317          188,262             --           3,895
                        ------------   ------------     ------------     ------------    -----------     -----------
   Total assets.......   107,083,041    109,034,018      250,978,426      298,243,366     45,488,728      25,158,070
                        ------------   ------------     ------------     ------------    -----------     -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............            --             --          121,317          188,262             --           3,895
Payable for
 policy-related
 transactions.........        44,146        399,442               --               --         58,637              --
                        ------------   ------------     ------------     ------------    -----------     -----------
   Total liabilities..        44,146        399,442          121,317          188,262         58,637           3,895
                        ------------   ------------     ------------     ------------    -----------     -----------
NET ASSETS............  $107,038,895   $108,634,576     $250,857,109     $298,055,104    $45,430,091     $25,154,175
                        ============   ============     ============     ============    ===========     ===========

NET ASSETS:
Accumulation Unit
 Value................  $107,030,625   $108,007,950     $250,855,033     $298,052,276    $45,428,187     $25,153,841
Contracts in payout
 (annuitization)
 period...............            --        623,002               --               --             --              --
Retained by AXA
 Equitable in
 Separate Account A...         8,270          3,624            2,076            2,828          1,904             334
                        ------------   ------------     ------------     ------------    -----------     -----------
TOTAL NET ASSETS......  $107,038,895   $108,634,576     $250,857,109     $298,055,104    $45,430,091     $25,154,175
                        ============   ============     ============     ============    ===========     ===========

Investments in
 shares of the
 Portfolios, at cost..  $107,705,860   $118,546,384     $195,670,020     $201,834,679    $34,667,837     $18,740,529
The Portfolios
 shares held
   Class A............        15,774      9,989,458               --               --             --              --
   Class B............    10,783,314      2,990,950       20,434,920        9,008,032      3,943,175       2,917,308

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                 FIDELITY(R) VIP                                                                INVESCO V.I.
                  EQ/WELLS FARGO  CONTRAFUND(R)  FIDELITY(R) VIP EQUITY- FIDELITY(R) VIP MID GOLDMAN SACHS VIT   DIVERSIFIED
                  OMEGA GROWTH*     PORTFOLIO       INCOME PORTFOLIO        CAP PORTFOLIO    MID CAP VALUE FUND DIVIDEND FUND
                  -------------- --------------- ----------------------- ------------------- ------------------ -------------
ASSETS:

 Investments
 in
 shares
 of the
 Portfolios,
 at fair
 value...........  $197,692,474   $215,379,874         $4,068,007            $15,879,359        $24,062,810      $3,549,698

 Receivable
 for
 policy-related
 transactions....            --        172,792              6,748                 15,446             78,465          16,025
                   ------------   ------------         ----------            -----------        -----------      ----------
   Total
    assets.......   197,692,474    215,552,666          4,074,755             15,894,805         24,141,275       3,565,723
                   ------------   ------------         ----------            -----------        -----------      ----------

LIABILITIES:
Payable
 for
 shares
 of the
 Portfolios
 purchased.......         3,526        177,502              6,748                 15,446             74,165          15,750
Payable
 for
 policy-related
 transactions....        26,474             --                 --                     --                 --              --
                   ------------   ------------         ----------            -----------        -----------      ----------
   Total
    liabilities..        30,000        177,502              6,748                 15,446             74,165          15,750
                   ------------   ------------         ----------            -----------        -----------      ----------
NET ASSETS.......  $197,662,474   $215,375,164         $4,068,007            $15,879,359        $24,067,110      $3,549,973
                   ============   ============         ==========            ===========        ===========      ==========

NET
ASSETS:

 Accumulation
 Unit
 Value...........  $197,650,424   $215,365,205         $4,065,686            $15,877,895        $24,067,014      $3,549,960
Retained
 by AXA
 Equitable
 in
 Separate
 Account A.......        12,050          9,959              2,321                  1,464                 96              13
                   ------------   ------------         ----------            -----------        -----------      ----------
TOTAL NET
 ASSETS..........  $197,662,474   $215,375,164         $4,068,007            $15,879,359        $24,067,110      $3,549,973
                   ============   ============         ==========            ===========        ===========      ==========


 Investments
 in
 shares
 of the
 Portfolios,
 at cost.........  $185,481,110   $166,743,672         $3,785,846            $14,582,192        $21,701,407      $3,194,840
The
 Portfolios
 shares
 held
   Class B.......    16,443,292             --                 --                     --                 --              --
   Series
    II...........            --             --                 --                     --                 --         170,249

    Service
    Class
    2............            --      6,377,846            177,798                446,049                 --              --

    Service
    Shares.......            --             --                 --                     --          1,289,540              --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                             INVESCO V.I.
                       INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                        REAL ESTATE FUND      YIELD FUND      GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                       ------------------- ----------------- ------------- -------------------- ------------------ -------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........     $42,221,297        $19,329,273     $31,602,411      $13,303,824          $7,509,249      $33,773,055
Receivable for
 policy-related
 transactions.........          32,712             21,286          28,484           10,083              11,109           62,343
                           -----------        -----------     -----------      -----------          ----------      -----------
   Total assets.......      42,254,009         19,350,559      31,630,895       13,313,907           7,520,358       33,835,398
                           -----------        -----------     -----------      -----------          ----------      -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............          33,032             21,286          28,484           10,083              11,109           62,343
                           -----------        -----------     -----------      -----------          ----------      -----------
   Total liabilities..          33,032             21,286          28,484           10,083              11,109           62,343
                           -----------        -----------     -----------      -----------          ----------      -----------
NET ASSETS............     $42,220,977        $19,329,273     $31,602,411      $13,303,824          $7,509,249      $33,773,055
                           ===========        ===========     ===========      ===========          ==========      ===========

NET ASSETS:
Accumulation Unit
 Value................     $42,219,929        $19,329,043     $31,602,399      $13,303,442          $7,508,092      $33,769,202
Retained by AXA
 Equitable in
 Separate Account A...           1,048                230              12              382               1,157            3,853
                           -----------        -----------     -----------      -----------          ----------      -----------
TOTAL NET ASSETS......     $42,220,977        $19,329,273     $31,602,411      $13,303,824          $7,509,249      $33,773,055
                           ===========        ===========     ===========      ===========          ==========      ===========

Investments in
 shares of the
 Portfolios, at cost..     $42,549,939        $19,142,596     $26,805,352      $11,298,440          $5,786,782      $28,654,625
The Portfolios
 shares held
   Common Shares......              --                 --              --               --                  --        4,500,793
   Series II..........       2,833,644          3,409,043         906,032          889,888             302,183               --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           LAZARD RETIREMENT     MFS(R)      MFS(R) INVESTORS
                  IVY FUNDS VIP HIGH IVY FUNDS VIP MID IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL    GROWTH STOCK
                        INCOME          CAP GROWTH         CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO      SERIES
                  ------------------ ----------------- ------------------- ----------------- --------------- ----------------
ASSETS:

 Investments
 in
 shares
 of the
 Portfolios,
 at fair
 value...........    $134,007,852       $63,276,196        $10,230,558       $116,169,987     $125,058,991      $8,910,125

 Receivable
 for
 shares
 of the
 Portfolios
 sold............              --            27,311             52,912                 --               --              --

 Receivable
 for
 policy-related
 transactions....         149,074                --                 --            101,116          255,151          14,173
                     ------------       -----------        -----------       ------------     ------------      ----------
   Total
    assets.......     134,156,926        63,303,507         10,283,470        116,271,103      125,314,142       8,924,298
                     ------------       -----------        -----------       ------------     ------------      ----------

LIABILITIES:
Payable
 for
 shares
 of the
 Portfolios
 purchased.......         149,074                --                 --            121,116          255,151          14,173
Payable
 for
 policy-related
 transactions....              --            27,311             52,912                 --               --              --
                     ------------       -----------        -----------       ------------     ------------      ----------
   Total
    liabilities..         149,074            27,311             52,912            121,116          255,151          14,173
                     ------------       -----------        -----------       ------------     ------------      ----------
NET ASSETS.......    $134,007,852       $63,276,196        $10,230,558       $116,149,987     $125,058,991      $8,910,125
                     ============       ===========        ===========       ============     ============      ==========

NET
ASSETS:

 Accumulation
 Unit
 Value...........    $134,006,288       $63,271,405        $10,227,262       $116,148,391     $125,057,988      $8,909,942
Retained
 by AXA
 Equitable
 in
 Separate
 Account A.......           1,564             4,791              3,296              1,596            1,003             183
                     ------------       -----------        -----------       ------------     ------------      ----------
TOTAL NET
 ASSETS..........    $134,007,852       $63,276,196        $10,230,558       $116,149,987     $125,058,991      $8,910,125
                     ============       ===========        ===========       ============     ============      ==========


 Investments
 in
 shares
 of the
 Portfolios,
 at cost.........    $126,133,754       $53,345,111        $ 8,252,146       $114,774,970     $103,138,129      $7,494,314
The
 Portfolios
 shares
 held
   Common
    Shares.......      33,536,338         5,900,814            743,667                 --               --              --

    Service
    Class........              --                --                 --                 --        5,795,134         595,597

    Service
    Shares.......              --                --                 --          5,400,743               --              --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                                           MULTIMANAGER
                       MFS(R) INVESTORS MFS(R) TECHNOLOGY MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER INTERNATIONAL
                         TRUST SERIES       PORTFOLIO          SERIES      AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*
                       ---------------- ----------------- ---------------- ------------------ ------------ -------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $10,673,463       $30,431,494      $66,413,693       $639,430,966    $135,126,404  $59,495,543
Receivable for
 shares of the
 Portfolios sold......            --                --               --            158,361         125,697           --
Receivable for
 policy-related
 transactions.........        13,513            53,375           71,948             78,147              --       18,966
                         -----------       -----------      -----------       ------------    ------------  -----------
   Total assets.......    10,686,976        30,484,869       66,485,641        639,667,474     135,252,101   59,514,509
                         -----------       -----------      -----------       ------------    ------------  -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............        13,513            53,375           71,948                 --              --       18,966
Payable for
 policy-related
 transactions.........            --                --               --                 --         295,697           --
                         -----------       -----------      -----------       ------------    ------------  -----------
   Total liabilities..        13,513            53,375           71,948                 --         295,697       18,966
                         -----------       -----------      -----------       ------------    ------------  -----------
NET ASSETS............   $10,673,463       $30,431,494      $66,413,693       $639,667,474    $134,956,404  $59,495,543
                         ===========       ===========      ===========       ============    ============  ===========

NET ASSETS:
Accumulation Unit
 Value................   $10,673,236       $30,429,745      $66,413,444       $638,565,890    $134,944,944  $59,490,841
Contracts in payout
 (annuitization)
 period...............            --                --               --          1,101,477              --           --
Retained by AXA
 Equitable in
 Separate Account A...           227             1,749              249                107          11,460        4,702
                         -----------       -----------      -----------       ------------    ------------  -----------
TOTAL NET ASSETS......   $10,673,463       $30,431,494      $66,413,693       $639,667,474    $134,956,404  $59,495,543
                         ===========       ===========      ===========       ============    ============  ===========

Investments in
 shares of the
 Portfolios, at cost..   $ 8,470,807       $23,947,972      $59,719,833       $476,941,406    $143,012,882  $50,351,961
The Portfolios
 shares held
   Class A............            --                --               --         15,334,274              --           --
   Class B............            --                --               --            672,476      13,657,195    4,953,262
   Service Class......       359,134         2,940,241        2,110,381                 --              --           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                        MULTIMANAGER                                                     MULTIMANAGER MULTIMANAGER
                       LARGE CAP CORE   MULTIMANAGER   MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR  SMALL CAP
                          EQUITY*     LARGE CAP VALUE*   CAP GROWTH*       CAP VALUE*       BOND*       GROWTH*
                       -------------- ---------------- ---------------- ---------------- ------------ ------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........  $14,376,984     $57,542,919      $83,408,408      $69,969,823    $107,315,482 $58,189,788
Receivable for
 shares of the
 Portfolios sold......           --           2,622               --               --              --          --
Receivable for
 policy-related
 transactions.........        2,767              --           18,565           22,046              --          --
                        -----------     -----------      -----------      -----------    ------------ -----------
   Total assets.......   14,379,751      57,545,541       83,426,973       69,991,869     107,315,482  58,189,788
                        -----------     -----------      -----------      -----------    ------------ -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............        2,767              --           18,565           22,046           7,060       7,870
Payable for
 policy-related
 transactions.........           --           2,622               --               --          57,940     187,130
                        -----------     -----------      -----------      -----------    ------------ -----------
   Total liabilities..        2,767           2,622           18,565           22,046          65,000     195,000
                        -----------     -----------      -----------      -----------    ------------ -----------
NET ASSETS............  $14,376,984     $57,542,919      $83,408,408      $69,969,823    $107,250,482 $57,994,788
                        ===========     ===========      ===========      ===========    ============ ===========

NET ASSETS:
Accumulation Unit
 Value................  $14,367,448     $57,524,902      $83,388,516      $69,948,210    $106,837,054 $57,989,944
Contracts in payout
 (annuitization)
 period...............           --              --               --               --         399,926          --
Retained by AXA
 Equitable in
 Separate Account A...        9,536          18,017           19,892           21,613          13,502       4,844
                        -----------     -----------      -----------      -----------    ------------ -----------
TOTAL NET ASSETS......  $14,376,984     $57,542,919      $83,408,408      $69,969,823    $107,250,482 $57,994,788
                        ===========     ===========      ===========      ===========    ============ ===========

Investments in
 shares of the
 Portfolios, at cost..  $ 9,740,191     $38,513,626      $72,171,007      $49,277,556    $120,928,373 $41,293,588
The Portfolios
 shares held
   Class A............           --              --               --               --      20,451,816          --
   Class B............    1,007,876       4,233,130        8,624,948        5,291,621       7,421,491   4,750,041

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                PIMCO
                         MULTIMANAGER   MULTIMANAGER OPPENHEIMER MAIN  COMMODITY REAL RETURN(R) TARGET 2015 TARGET 2025
                       SMALL CAP VALUE* TECHNOLOGY*  STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION* ALLOCATION*
                       ---------------- ------------ ----------------- ------------------------ ----------- -----------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $148,194,580   $137,463,272    $1,126,602            $4,780,942        $25,201,041 $45,634,331
Receivable for
 shares of the
 Portfolios sold......             --        148,804            --                    --                 --          --
Receivable for
 policy-related
 transactions.........             --             --         6,895                 4,527             14,580      33,568
                         ------------   ------------    ----------            ----------        ----------- -----------
   Total assets.......    148,194,580    137,612,076     1,133,497             4,785,469         25,215,621  45,667,899
                         ------------   ------------    ----------            ----------        ----------- -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............          1,965             --         6,895                 4,527             14,580      33,568
Payable for
 policy-related
 transactions.........         68,035        148,804            --                    --                 --          --
                         ------------   ------------    ----------            ----------        ----------- -----------
   Total liabilities..         70,000        148,804         6,895                 4,527             14,580      33,568
                         ------------   ------------    ----------            ----------        ----------- -----------
NET ASSETS............   $148,124,580   $137,463,272    $1,126,602            $4,780,942        $25,201,041 $45,634,331
                         ============   ============    ==========            ==========        =========== ===========

NET ASSETS:
Accumulation Unit
 Value................   $148,119,955   $137,446,839    $1,126,277            $4,780,612        $25,198,213 $45,631,221
Retained by AXA
 Equitable in
 Separate Account A...          4,625         16,433           325                   330              2,828       3,110
                         ------------   ------------    ----------            ----------        ----------- -----------
TOTAL NET ASSETS......   $148,124,580   $137,463,272    $1,126,602            $4,780,942        $25,201,041 $45,634,331
                         ============   ============    ==========            ==========        =========== ===========

Investments in
 shares of the
 Portfolios, at cost..   $ 92,249,499   $ 99,741,076    $  891,958            $5,517,813        $23,353,420 $38,721,771
The Portfolios
 shares held
   Advisor Class......             --             --            --               790,238                 --          --
   Class B............      9,158,302      7,331,284            --                    --          2,533,470   4,275,513
   Service Class......             --             --        36,354                    --                 --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                    TARGET 2035 TARGET 2045   TEMPLETON GLOBAL   VAN ECK VIP GLOBAL
                                    ALLOCATION* ALLOCATION* BOND SECURITIES FUND  HARD ASSETS FUND
                                    ----------- ----------- -------------------- ------------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $41,698,623 $30,986,872     $27,076,852         $18,653,758
Receivable for policy-related
 transactions......................       2,425      79,088          44,214              21,030
                                    ----------- -----------     -----------         -----------
   Total assets....................  41,701,048  31,065,960      27,121,066          18,674,788
                                    ----------- -----------     -----------         -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      12,425      79,088          44,104              18,830
                                    ----------- -----------     -----------         -----------
   Total liabilities...............      12,425      79,088          44,104              18,830
                                    ----------- -----------     -----------         -----------
NET ASSETS......................... $41,688,623 $30,986,872     $27,076,962         $18,655,958
                                    =========== ===========     ===========         ===========

NET ASSETS:
Accumulation Unit Value............ $41,685,476 $30,985,860     $27,076,953         $18,655,827
Retained by AXA Equitable in
 Separate Account A................       3,147       1,012               9                 131
                                    ----------- -----------     -----------         -----------
TOTAL NET ASSETS................... $41,688,623 $30,986,872     $27,076,962         $18,655,958
                                    =========== ===========     ===========         ===========

Investments in shares of the
 Portfolios, at cost............... $34,302,981 $25,190,859     $27,412,708         $17,271,080
The Portfolios shares held
   Class B.........................   3,838,577   2,888,919              --                  --
   Class S.........................          --          --              --             610,598
   Class 2.........................          --          --       1,455,745                  --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                         UNITS
                                                  CONTRACT                            OUTSTANDING
                                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                  -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25......................   0.50%        B          $108.13         1
ALL ASSET AGGRESSIVE-ALT 25......................   0.90%        B          $107.85        --
ALL ASSET AGGRESSIVE-ALT 25......................   0.95%        B          $107.82        --
ALL ASSET AGGRESSIVE-ALT 25......................   1.10%        B          $107.71        --
ALL ASSET AGGRESSIVE-ALT 25......................   1.20%        B          $107.64         3
ALL ASSET AGGRESSIVE-ALT 25......................   1.34%        B          $107.54         7

ALL ASSET GROWTH-ALT 20..........................   0.50%        B          $145.58        --
ALL ASSET GROWTH-ALT 20..........................   0.70%        B          $144.32        --
ALL ASSET GROWTH-ALT 20..........................   0.90%        B          $143.08        10
ALL ASSET GROWTH-ALT 20..........................   0.95%        B          $142.77         8
ALL ASSET GROWTH-ALT 20..........................   1.00%        B          $142.46         3
ALL ASSET GROWTH-ALT 20..........................   1.10%        B          $141.84         9
ALL ASSET GROWTH-ALT 20..........................   1.20%        B          $141.22       137
ALL ASSET GROWTH-ALT 20..........................   1.25%        B          $140.91        24
ALL ASSET GROWTH-ALT 20..........................   1.34%        B          $140.36       165
ALL ASSET GROWTH-ALT 20..........................   1.45%        B          $139.69        --

ALL ASSET MODERATE GROWTH-ALT 15.................   0.50%        B          $104.60        --
ALL ASSET MODERATE GROWTH-ALT 15.................   0.90%        B          $104.33        --
ALL ASSET MODERATE GROWTH-ALT 15.................   1.10%        B          $104.19        --
ALL ASSET MODERATE GROWTH-ALT 15.................   1.20%        B          $104.12         1
ALL ASSET MODERATE GROWTH-ALT 15.................   1.25%        B          $104.09        --
ALL ASSET MODERATE GROWTH-ALT 15.................   1.34%        B          $104.03         2

AMERICAN CENTURY VP MID CAP VALUE FUND...........   0.50%     CLASS II      $156.84         1
AMERICAN CENTURY VP MID CAP VALUE FUND...........   0.70%     CLASS II      $155.68        --
AMERICAN CENTURY VP MID CAP VALUE FUND...........   0.80%     CLASS II      $155.10        --
AMERICAN CENTURY VP MID CAP VALUE FUND...........   0.90%     CLASS II      $154.53         1
AMERICAN CENTURY VP MID CAP VALUE FUND...........   1.00%     CLASS II      $153.95        --
AMERICAN CENTURY VP MID CAP VALUE FUND...........   1.10%     CLASS II      $153.38         1
AMERICAN CENTURY VP MID CAP VALUE FUND...........   1.20%     CLASS II      $152.80        56

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.50%     CLASS 4       $ 96.75         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.70%     CLASS 4       $ 96.62        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.80%     CLASS 4       $ 96.56        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.90%     CLASS 4       $ 96.50         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.95%     CLASS 4       $ 96.47        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   1.10%     CLASS 4       $ 96.37        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   1.20%     CLASS 4       $ 96.31         5
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   1.25%     CLASS 4       $ 96.28         2
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   1.34%     CLASS 4       $ 96.22         5

AXA AGGRESSIVE ALLOCATION........................   0.50%        B          $183.82         2
AXA AGGRESSIVE ALLOCATION........................   0.70%        B          $180.07         7
AXA AGGRESSIVE ALLOCATION........................   0.80%        B          $218.10        --
AXA AGGRESSIVE ALLOCATION........................   0.90%        B          $176.39       255
AXA AGGRESSIVE ALLOCATION........................   0.95%        B          $175.48       102
AXA AGGRESSIVE ALLOCATION........................   1.00%        B          $174.58         2
AXA AGGRESSIVE ALLOCATION........................   1.10%        B          $172.77       111

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION........   1.20%         B         $170.99        676
AXA AGGRESSIVE ALLOCATION........   1.25%         B         $105.23         53
AXA AGGRESSIVE ALLOCATION........   1.30%         B         $118.44         25
AXA AGGRESSIVE ALLOCATION........   1.34%         B         $168.52      1,966
AXA AGGRESSIVE ALLOCATION........   1.35%         B         $168.35          1
AXA AGGRESSIVE ALLOCATION........   1.45%         B         $166.61          1

AXA BALANCED STRATEGY............   1.10%         A         $130.79         --
AXA BALANCED STRATEGY............   1.25%         A         $129.94          2
AXA BALANCED STRATEGY............   0.50%         B         $117.41         --
AXA BALANCED STRATEGY............   0.70%         B         $117.03         --
AXA BALANCED STRATEGY............   0.90%         B         $116.64          3
AXA BALANCED STRATEGY............   0.95%         B         $116.54          2
AXA BALANCED STRATEGY............   1.00%         B         $116.45         --
AXA BALANCED STRATEGY............   1.10%         B         $116.25          1
AXA BALANCED STRATEGY............   1.20%         B         $116.06         16
AXA BALANCED STRATEGY............   1.25%         B         $115.96         13
AXA BALANCED STRATEGY............   1.25%         B         $139.17         82
AXA BALANCED STRATEGY............   1.30%         B         $138.86        440
AXA BALANCED STRATEGY............   1.34%         B         $115.79         40
AXA BALANCED STRATEGY............   1.45%         B         $115.58          1

AXA CONSERVATIVE ALLOCATION......   0.50%         B         $138.73          4
AXA CONSERVATIVE ALLOCATION......   0.70%         B         $135.89          2
AXA CONSERVATIVE ALLOCATION......   0.90%         B         $133.12         46
AXA CONSERVATIVE ALLOCATION......   0.95%         B         $132.43         68
AXA CONSERVATIVE ALLOCATION......   1.00%         B         $131.75         --
AXA CONSERVATIVE ALLOCATION......   1.10%         B         $130.39         39
AXA CONSERVATIVE ALLOCATION......   1.20%         B         $129.04        211
AXA CONSERVATIVE ALLOCATION......   1.25%         B         $111.13        214
AXA CONSERVATIVE ALLOCATION......   1.30%         B         $114.32         20
AXA CONSERVATIVE ALLOCATION......   1.34%         B         $127.18        384
AXA CONSERVATIVE ALLOCATION......   1.35%         B         $127.05         --
AXA CONSERVATIVE ALLOCATION......   1.45%         B         $125.74         --

AXA CONSERVATIVE GROWTH STRATEGY.   0.50%         B         $113.48         --
AXA CONSERVATIVE GROWTH STRATEGY.   0.90%         B         $112.73          1
AXA CONSERVATIVE GROWTH STRATEGY.   0.95%         B         $112.63          3
AXA CONSERVATIVE GROWTH STRATEGY.   1.10%         B         $112.35          1
AXA CONSERVATIVE GROWTH STRATEGY.   1.20%         B         $112.17          9
AXA CONSERVATIVE GROWTH STRATEGY.   1.25%         B         $112.07         14
AXA CONSERVATIVE GROWTH STRATEGY.   1.25%         B         $132.48         19
AXA CONSERVATIVE GROWTH STRATEGY.   1.30%         B         $132.18         57
AXA CONSERVATIVE GROWTH STRATEGY.   1.34%         B         $111.91         14

AXA CONSERVATIVE STRATEGY........   0.70%         B         $105.46         --
AXA CONSERVATIVE STRATEGY........   0.90%         B         $105.11          1
AXA CONSERVATIVE STRATEGY........   0.95%         B         $105.02          1
AXA CONSERVATIVE STRATEGY........   1.10%         B         $104.76         --
AXA CONSERVATIVE STRATEGY........   1.20%         B         $104.59         11
AXA CONSERVATIVE STRATEGY........   1.25%         B         $104.50          5
AXA CONSERVATIVE STRATEGY........   1.25%         B         $118.18          7
AXA CONSERVATIVE STRATEGY........   1.30%         B         $117.91         24
AXA CONSERVATIVE STRATEGY........   1.34%         B         $104.34         11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION.   0.50%         B         $149.73          7
AXA CONSERVATIVE-PLUS ALLOCATION.   0.70%         B         $146.67          4
AXA CONSERVATIVE-PLUS ALLOCATION.   0.80%         B         $153.04         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.90%         B         $143.67         96
AXA CONSERVATIVE-PLUS ALLOCATION.   0.95%         B         $142.93         48
AXA CONSERVATIVE-PLUS ALLOCATION.   1.00%         B         $142.20         --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.10%         B         $140.73         49
AXA CONSERVATIVE-PLUS ALLOCATION.   1.20%         B         $139.27        422
AXA CONSERVATIVE-PLUS ALLOCATION.   1.25%         B         $110.55        122
AXA CONSERVATIVE-PLUS ALLOCATION.   1.30%         B         $116.47         22
AXA CONSERVATIVE-PLUS ALLOCATION.   1.34%         B         $137.27        725
AXA CONSERVATIVE-PLUS ALLOCATION.   1.35%         B         $137.12         --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.45%         B         $135.70         --

AXA GROWTH STRATEGY..............   1.10%         A         $142.43          6
AXA GROWTH STRATEGY..............   1.25%         A         $141.50          3

AXA MODERATE ALLOCATION+.........   0.70%         A         $200.42         16
AXA MODERATE ALLOCATION..........   0.90%         A         $237.66        215
AXA MODERATE ALLOCATION+.........   0.90%         A         $237.67         33
AXA MODERATE ALLOCATION..........   1.20%         A         $208.32         67
AXA MODERATE ALLOCATION+.........   1.34%         A         $ 74.81     13,487
AXA MODERATE ALLOCATION..........   1.35%         A         $243.67        983
AXA MODERATE ALLOCATION..........   1.35%         A         $245.21         26
AXA MODERATE ALLOCATION..........   1.45%         A         $155.88          4
AXA MODERATE ALLOCATION..........   0.40%         B         $115.38         30
AXA MODERATE ALLOCATION..........   0.50%         B         $144.28         43
AXA MODERATE ALLOCATION..........   0.80%         B         $163.80         --
AXA MODERATE ALLOCATION+.........   0.90%         B         $149.58         11
AXA MODERATE ALLOCATION..........   0.90%         B         $166.46         78
AXA MODERATE ALLOCATION..........   0.95%         B         $148.51        192
AXA MODERATE ALLOCATION..........   1.00%         B         $163.77          3
AXA MODERATE ALLOCATION..........   1.10%         B         $145.31        204
AXA MODERATE ALLOCATION..........   1.20%         B         $156.72      1,595
AXA MODERATE ALLOCATION..........   1.25%         B         $107.53        362
AXA MODERATE ALLOCATION..........   1.30%         B         $116.55        113

AXA MODERATE GROWTH STRATEGY.....   0.50%         B         $121.46         --
AXA MODERATE GROWTH STRATEGY.....   0.70%         B         $121.06         --
AXA MODERATE GROWTH STRATEGY.....   0.90%         B         $120.66          3
AXA MODERATE GROWTH STRATEGY.....   0.95%         B         $120.56          1
AXA MODERATE GROWTH STRATEGY.....   1.00%         B         $120.46         --
AXA MODERATE GROWTH STRATEGY.....   1.10%         B         $120.26          2
AXA MODERATE GROWTH STRATEGY.....   1.20%         B         $120.06         39
AXA MODERATE GROWTH STRATEGY.....   1.25%         B         $119.96         19
AXA MODERATE GROWTH STRATEGY.....   1.34%         B         $119.78         39
AXA MODERATE GROWTH STRATEGY.....   1.45%         B         $119.56         --

AXA MODERATE-PLUS ALLOCATION.....   0.50%         B         $176.00          7
AXA MODERATE-PLUS ALLOCATION.....   0.70%         B         $172.40         17
AXA MODERATE-PLUS ALLOCATION.....   0.80%         B         $189.58         --
AXA MODERATE-PLUS ALLOCATION.....   0.90%         B         $168.88        393
AXA MODERATE-PLUS ALLOCATION.....   0.95%         B         $168.01        292
AXA MODERATE-PLUS ALLOCATION.....   1.00%         B         $167.14          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION.......   1.10%         B         $165.42        215
AXA MODERATE-PLUS ALLOCATION.......   1.20%         B         $163.71      1,339
AXA MODERATE-PLUS ALLOCATION.......   1.25%         B         $108.05        197
AXA MODERATE-PLUS ALLOCATION.......   1.30%         B         $118.71        117
AXA MODERATE-PLUS ALLOCATION.......   1.34%         B         $161.35      4,007
AXA MODERATE-PLUS ALLOCATION.......   1.35%         B         $161.18          5
AXA MODERATE-PLUS ALLOCATION.......   1.45%         B         $159.51          1

AXA TACTICAL MANAGER 400...........   0.40%         B         $137.65          1
AXA TACTICAL MANAGER 400...........   0.70%         B         $165.35         --
AXA TACTICAL MANAGER 400...........   0.90%         B         $145.56         --
AXA TACTICAL MANAGER 400...........   0.90%         B         $164.25          1
AXA TACTICAL MANAGER 400...........   0.95%         B         $163.97          2
AXA TACTICAL MANAGER 400...........   1.10%         B         $144.48          1
AXA TACTICAL MANAGER 400...........   1.20%         B         $143.94         15
AXA TACTICAL MANAGER 400...........   1.20%         B         $162.60         --
AXA TACTICAL MANAGER 400...........   1.25%         B         $162.33          1
AXA TACTICAL MANAGER 400...........   1.34%         B         $161.84         19

AXA TACTICAL MANAGER 500...........   0.50%         B         $147.73         --
AXA TACTICAL MANAGER 500...........   0.70%         B         $163.76         --
AXA TACTICAL MANAGER 500...........   0.80%         B         $146.09         --
AXA TACTICAL MANAGER 500...........   0.90%         B         $145.55          1
AXA TACTICAL MANAGER 500...........   0.90%         B         $162.66          1
AXA TACTICAL MANAGER 500...........   0.95%         B         $162.39          3
AXA TACTICAL MANAGER 500...........   1.10%         B         $144.47          1
AXA TACTICAL MANAGER 500...........   1.20%         B         $143.93         27
AXA TACTICAL MANAGER 500...........   1.20%         B         $161.03          1
AXA TACTICAL MANAGER 500...........   1.25%         B         $160.76          4
AXA TACTICAL MANAGER 500...........   1.34%         B         $160.27         20

AXA TACTICAL MANAGER 2000..........   0.50%         B         $147.29         --
AXA TACTICAL MANAGER 2000..........   0.70%         B         $172.30         --
AXA TACTICAL MANAGER 2000..........   0.90%         B         $145.12         --
AXA TACTICAL MANAGER 2000..........   0.90%         B         $171.15          1
AXA TACTICAL MANAGER 2000..........   0.95%         B         $170.86          1
AXA TACTICAL MANAGER 2000..........   1.10%         B         $144.04          1
AXA TACTICAL MANAGER 2000..........   1.20%         B         $143.50          8
AXA TACTICAL MANAGER 2000..........   1.20%         B         $169.43         --
AXA TACTICAL MANAGER 2000..........   1.25%         B         $169.15          1
AXA TACTICAL MANAGER 2000..........   1.34%         B         $168.64         10

AXA TACTICAL MANAGER INTERNATIONAL.   0.50%         B         $122.23         --
AXA TACTICAL MANAGER INTERNATIONAL.   0.70%         B         $129.69         --
AXA TACTICAL MANAGER INTERNATIONAL.   0.90%         B         $120.42         --
AXA TACTICAL MANAGER INTERNATIONAL.   0.90%         B         $128.82          2
AXA TACTICAL MANAGER INTERNATIONAL.   0.95%         B         $128.61          2
AXA TACTICAL MANAGER INTERNATIONAL.   1.00%         B         $119.98         --
AXA TACTICAL MANAGER INTERNATIONAL.   1.10%         B         $119.53          1
AXA TACTICAL MANAGER INTERNATIONAL.   1.20%         B         $119.08         24
AXA TACTICAL MANAGER INTERNATIONAL.   1.20%         B         $127.53         --
AXA TACTICAL MANAGER INTERNATIONAL.   1.25%         B         $127.32          2
AXA TACTICAL MANAGER INTERNATIONAL.   1.34%         B         $126.93         23

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                       UNITS
                                                CONTRACT                            OUTSTANDING
                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                -------- --------------- ---------- -----------
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   0.50%         B         $119.94         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   0.70%         B         $119.54         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   0.90%         B         $119.15          1
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   0.95%         B         $119.05          2
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   1.10%         B         $118.75          4
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   1.20%         B         $118.56         18
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   1.25%         B         $118.46          8
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   1.34%         B         $118.28         13

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.70%         A         $274.79          3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.90%         A         $342.12         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.20%         A         $325.25         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.34%         A         $317.66        992
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.35%         A         $317.12          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.45%         A         $229.03          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.50%         B         $179.90          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.70%         B         $295.19         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.80%         B         $324.88         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.90%         B         $241.96          5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.95%         B         $284.71         54
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.00%         B         $308.43         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.10%         B         $278.58          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.20%         B         $230.33        144
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.25%         B         $146.16         31
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.30%         B         $175.39          5

EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   0.50%         B         $146.66          5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   0.70%         B         $144.51         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   0.90%         B         $142.40          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   0.95%         B         $141.88          6
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.00%         B         $141.36         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.10%         B         $140.31          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.20%         B         $139.28         17
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.25%         B         $116.17          5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.30%         B         $132.00          1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.34%         B         $137.84        104
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.45%         B         $136.72         --

EQ/BLACKROCK BASIC VALUE EQUITY................   0.50%         B         $216.10          3
EQ/BLACKROCK BASIC VALUE EQUITY................   0.70%         B         $267.66          9
EQ/BLACKROCK BASIC VALUE EQUITY................   0.80%         B         $250.33         --
EQ/BLACKROCK BASIC VALUE EQUITY................   0.90%         B         $253.48         10
EQ/BLACKROCK BASIC VALUE EQUITY................   0.90%         B         $259.45         75
EQ/BLACKROCK BASIC VALUE EQUITY................   0.95%         B         $215.08         92
EQ/BLACKROCK BASIC VALUE EQUITY................   1.00%         B         $255.44          1
EQ/BLACKROCK BASIC VALUE EQUITY................   1.10%         B         $251.47         34
EQ/BLACKROCK BASIC VALUE EQUITY................   1.20%         B         $245.68        457
EQ/BLACKROCK BASIC VALUE EQUITY................   1.20%         B         $247.55         67
EQ/BLACKROCK BASIC VALUE EQUITY................   1.25%         B         $119.67        183
EQ/BLACKROCK BASIC VALUE EQUITY................   1.30%         B         $135.56          7
EQ/BLACKROCK BASIC VALUE EQUITY................   1.34%         B         $313.62      1,345
EQ/BLACKROCK BASIC VALUE EQUITY................   1.35%         B         $241.80          7
EQ/BLACKROCK BASIC VALUE EQUITY................   1.45%         B         $236.25          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/BOSTON ADVISORS EQUITY INCOME.   0.50%         B         $176.55          6
EQ/BOSTON ADVISORS EQUITY INCOME.   0.70%         B         $173.30          1
EQ/BOSTON ADVISORS EQUITY INCOME.   0.80%         B         $251.44         --
EQ/BOSTON ADVISORS EQUITY INCOME.   0.90%         B         $170.11         24
EQ/BOSTON ADVISORS EQUITY INCOME.   0.95%         B         $169.32         29
EQ/BOSTON ADVISORS EQUITY INCOME.   1.00%         B         $168.54         --
EQ/BOSTON ADVISORS EQUITY INCOME.   1.10%         B         $166.97          9
EQ/BOSTON ADVISORS EQUITY INCOME.   1.20%         B         $165.42        120
EQ/BOSTON ADVISORS EQUITY INCOME.   1.25%         B         $118.51         30
EQ/BOSTON ADVISORS EQUITY INCOME.   1.30%         B         $133.61          6
EQ/BOSTON ADVISORS EQUITY INCOME.   1.34%         B         $163.27        424
EQ/BOSTON ADVISORS EQUITY INCOME.   1.35%         B         $163.12         --
EQ/BOSTON ADVISORS EQUITY INCOME.   1.45%         B         $161.60         --

EQ/CALVERT SOCIALLY RESPONSIBLE..   0.40%         B         $135.70          2
EQ/CALVERT SOCIALLY RESPONSIBLE..   0.50%         B         $116.81          1
EQ/CALVERT SOCIALLY RESPONSIBLE..   0.70%         B         $128.44          2
EQ/CALVERT SOCIALLY RESPONSIBLE..   0.90%         B         $124.77          7
EQ/CALVERT SOCIALLY RESPONSIBLE..   0.95%         B         $158.82          4
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.00%         B         $122.98         --
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.10%         B         $121.20          2
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.20%         B         $119.44         46
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.25%         B         $119.53          5
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.30%         B         $131.54          1
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.34%         B         $117.03        242
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.35%         B         $116.86         --
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.45%         B         $149.27         --

EQ/CAPITAL GUARDIAN RESEARCH.....   0.70%         B         $197.44          2
EQ/CAPITAL GUARDIAN RESEARCH.....   0.90%         B         $191.81         14
EQ/CAPITAL GUARDIAN RESEARCH.....   0.95%         B         $190.43         42
EQ/CAPITAL GUARDIAN RESEARCH.....   1.10%         B         $186.33          4
EQ/CAPITAL GUARDIAN RESEARCH.....   1.20%         B         $183.63        166
EQ/CAPITAL GUARDIAN RESEARCH.....   1.25%         B         $128.72         94
EQ/CAPITAL GUARDIAN RESEARCH.....   1.30%         B         $140.41          1
EQ/CAPITAL GUARDIAN RESEARCH.....   1.34%         B         $179.93        825
EQ/CAPITAL GUARDIAN RESEARCH.....   1.35%         B         $179.67          2
EQ/CAPITAL GUARDIAN RESEARCH.....   1.45%         B         $177.07          1

EQ/COMMON STOCK INDEX............   0.70%         A         $204.53         22
EQ/COMMON STOCK INDEX+...........   0.74%         A         $655.45         53
EQ/COMMON STOCK INDEX+...........   0.74%         A         $709.98         21
EQ/COMMON STOCK INDEX............   0.90%         A         $286.97         50
EQ/COMMON STOCK INDEX............   1.20%         A         $233.12         27
EQ/COMMON STOCK INDEX............   1.35%         A         $356.11      1,071
EQ/COMMON STOCK INDEX............   1.35%         A         $372.07         23
EQ/COMMON STOCK INDEX+...........   1.40%         A         $464.93      3,759
EQ/COMMON STOCK INDEX............   1.45%         A         $142.67         16
EQ/COMMON STOCK INDEX............   0.40%         B         $134.54         11
EQ/COMMON STOCK INDEX............   0.50%         B         $131.22         --
EQ/COMMON STOCK INDEX............   0.80%         B         $262.29         --
EQ/COMMON STOCK INDEX............   0.90%         B         $137.15         15
EQ/COMMON STOCK INDEX............   0.90%         B         $153.49         50

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/COMMON STOCK INDEX...........   0.95%         B         $130.01        190
EQ/COMMON STOCK INDEX...........   1.00%         B         $223.39         --
EQ/COMMON STOCK INDEX...........   1.10%         B         $127.21         14
EQ/COMMON STOCK INDEX...........   1.20%         B         $143.46        527
EQ/COMMON STOCK INDEX...........   1.25%         B         $113.39         86
EQ/COMMON STOCK INDEX...........   1.30%         B         $126.42         15

EQ/CORE BOND INDEX..............   0.40%         B         $ 99.05          8
EQ/CORE BOND INDEX..............   0.50%         B         $126.94          4
EQ/CORE BOND INDEX..............   0.70%         B         $123.89          3
EQ/CORE BOND INDEX..............   0.90%         B         $120.91         26
EQ/CORE BOND INDEX..............   0.95%         B         $120.18        103
EQ/CORE BOND INDEX..............   1.00%         B         $119.45         --
EQ/CORE BOND INDEX..............   1.10%         B         $118.00         16
EQ/CORE BOND INDEX..............   1.20%         B         $116.56        134
EQ/CORE BOND INDEX..............   1.25%         B         $ 99.71         43
EQ/CORE BOND INDEX..............   1.30%         B         $ 99.74          5
EQ/CORE BOND INDEX..............   1.34%         B         $114.59        639
EQ/CORE BOND INDEX..............   1.35%         B         $114.45         --
EQ/CORE BOND INDEX..............   1.45%         B         $113.05         --

EQ/DAVIS NEW YORK VENTURE.......   0.50%         B         $121.26          1
EQ/DAVIS NEW YORK VENTURE.......   0.70%         B         $119.66          1
EQ/DAVIS NEW YORK VENTURE.......   0.90%         B         $118.07          5
EQ/DAVIS NEW YORK VENTURE.......   0.90%         B         $135.65         --
EQ/DAVIS NEW YORK VENTURE.......   0.95%         B         $117.68         13
EQ/DAVIS NEW YORK VENTURE.......   1.10%         B         $127.21         11
EQ/DAVIS NEW YORK VENTURE.......   1.20%         B         $115.72         76
EQ/DAVIS NEW YORK VENTURE.......   1.25%         B         $114.08         14
EQ/DAVIS NEW YORK VENTURE.......   1.30%         B         $115.17         --
EQ/DAVIS NEW YORK VENTURE.......   1.34%         B         $114.64        169
EQ/DAVIS NEW YORK VENTURE.......   1.34%         B         $131.30         --
EQ/DAVIS NEW YORK VENTURE.......   1.35%         B         $131.20         --
EQ/DAVIS NEW YORK VENTURE.......   1.45%         B         $113.79         --

EQ/EMERGING MARKETS EQUITY PLUS.   0.50%         B         $ 94.95         --
EQ/EMERGING MARKETS EQUITY PLUS.   0.70%         B         $ 94.82         --
EQ/EMERGING MARKETS EQUITY PLUS.   0.90%         B         $ 94.70         --
EQ/EMERGING MARKETS EQUITY PLUS.   0.95%         B         $ 94.67         --
EQ/EMERGING MARKETS EQUITY PLUS.   1.10%         B         $ 94.58         --
EQ/EMERGING MARKETS EQUITY PLUS.   1.20%         B         $ 94.51          3
EQ/EMERGING MARKETS EQUITY PLUS.   1.25%         B         $ 94.48          1
EQ/EMERGING MARKETS EQUITY PLUS.   1.34%         B         $ 94.43          8

EQ/EQUITY 500 INDEX.............   0.70%         A         $222.70         17
EQ/EQUITY 500 INDEX.............   0.90%         A         $312.84         66
EQ/EQUITY 500 INDEX.............   1.20%         A         $254.67         59
EQ/EQUITY 500 INDEX.............   1.34%         A         $416.78      2,010
EQ/EQUITY 500 INDEX.............   1.35%         A         $415.95         13
EQ/EQUITY 500 INDEX.............   1.45%         A         $156.67          6
EQ/EQUITY 500 INDEX.............   0.40%         B         $132.60         39
EQ/EQUITY 500 INDEX.............   0.50%         B         $145.35          4
EQ/EQUITY 500 INDEX.............   0.70%         B         $146.05         --
EQ/EQUITY 500 INDEX.............   0.90%         B         $167.88         29

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............   0.95%         B         $140.87        123
EQ/EQUITY 500 INDEX...............   1.00%         B         $213.08         --
EQ/EQUITY 500 INDEX...............   1.10%         B         $137.84         37
EQ/EQUITY 500 INDEX...............   1.20%         B         $157.55        680
EQ/EQUITY 500 INDEX...............   1.25%         B         $122.32        174
EQ/EQUITY 500 INDEX...............   1.30%         B         $137.09          9

EQ/EQUITY GROWTH PLUS.............   0.50%         B         $220.85          1
EQ/EQUITY GROWTH PLUS.............   0.70%         B         $215.46          9
EQ/EQUITY GROWTH PLUS.............   0.90%         B         $210.22         54
EQ/EQUITY GROWTH PLUS.............   0.95%         B         $208.92         88
EQ/EQUITY GROWTH PLUS.............   1.00%         B         $207.64         --
EQ/EQUITY GROWTH PLUS.............   1.10%         B         $205.08         13
EQ/EQUITY GROWTH PLUS.............   1.20%         B         $202.55        165
EQ/EQUITY GROWTH PLUS.............   1.25%         B         $125.21         17
EQ/EQUITY GROWTH PLUS.............   1.30%         B         $136.70          7
EQ/EQUITY GROWTH PLUS.............   1.34%         B         $199.07      1,599
EQ/EQUITY GROWTH PLUS.............   1.35%         B         $198.82          1
EQ/EQUITY GROWTH PLUS.............   1.45%         B         $196.37          1

EQ/FRANKLIN CORE BALANCED.........   0.40%         B         $116.54         --
EQ/FRANKLIN CORE BALANCED.........   0.50%         B         $130.20          7
EQ/FRANKLIN CORE BALANCED.........   0.70%         B         $128.29          2
EQ/FRANKLIN CORE BALANCED.........   0.90%         B         $126.42         14
EQ/FRANKLIN CORE BALANCED.........   0.95%         B         $125.95         41
EQ/FRANKLIN CORE BALANCED.........   1.00%         B         $125.49         --
EQ/FRANKLIN CORE BALANCED.........   1.10%         B         $124.56         13
EQ/FRANKLIN CORE BALANCED.........   1.20%         B         $123.64         80
EQ/FRANKLIN CORE BALANCED.........   1.25%         B         $113.42         30
EQ/FRANKLIN CORE BALANCED.........   1.30%         B         $120.93         10
EQ/FRANKLIN CORE BALANCED.........   1.34%         B         $122.37        467
EQ/FRANKLIN CORE BALANCED.........   1.45%         B         $121.38         --

EQ/FRANKLIN TEMPLETON ALLOCATION..   0.50%         B         $112.30          9
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.70%         B         $110.81         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.90%         B         $109.34         12
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.95%         B         $108.97         31
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.00%         B         $210.11         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.10%         B         $121.29         13
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.20%         B         $107.16         94
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.25%         B         $105.86         19
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.30%         B         $106.66         13
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.34%         B         $106.16        408

EQ/GAMCO MERGERS AND ACQUISITIONS.   0.50%         B         $153.61         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.70%         B         $150.95          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.90%         B         $148.34          6
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.95%         B         $147.69         15
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.10%         B         $145.76          5
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.20%         B         $144.49         11
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.25%         B         $115.65         12
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.30%         B         $125.99          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $142.66          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $142.73         97

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.45%         B         $141.35         --

EQ/GAMCO SMALL COMPANY VALUE......   0.40%         B         $149.63          2
EQ/GAMCO SMALL COMPANY VALUE......   0.50%         B         $302.44          3
EQ/GAMCO SMALL COMPANY VALUE......   0.70%         B         $296.87          8
EQ/GAMCO SMALL COMPANY VALUE......   0.80%         B         $347.30         --
EQ/GAMCO SMALL COMPANY VALUE......   0.90%         B         $291.41         92
EQ/GAMCO SMALL COMPANY VALUE......   0.95%         B         $290.06         62
EQ/GAMCO SMALL COMPANY VALUE......   1.00%         B         $288.72          3
EQ/GAMCO SMALL COMPANY VALUE......   1.10%         B         $286.04         37
EQ/GAMCO SMALL COMPANY VALUE......   1.20%         B         $283.37        528
EQ/GAMCO SMALL COMPANY VALUE......   1.25%         B         $180.43        171
EQ/GAMCO SMALL COMPANY VALUE......   1.30%         B         $213.40         11
EQ/GAMCO SMALL COMPANY VALUE......   1.34%         B         $279.70      1,556
EQ/GAMCO SMALL COMPANY VALUE......   1.35%         B         $279.43          2
EQ/GAMCO SMALL COMPANY VALUE......   1.45%         B         $276.83          1

EQ/GLOBAL BOND PLUS...............   0.50%         B         $129.27          2
EQ/GLOBAL BOND PLUS...............   0.70%         B         $127.15          3
EQ/GLOBAL BOND PLUS...............   0.80%         B         $117.86         --
EQ/GLOBAL BOND PLUS...............   0.90%         B         $125.05         24
EQ/GLOBAL BOND PLUS...............   0.95%         B         $124.53         56
EQ/GLOBAL BOND PLUS...............   1.00%         B         $124.02         --
EQ/GLOBAL BOND PLUS...............   1.10%         B         $122.99         31
EQ/GLOBAL BOND PLUS...............   1.20%         B         $121.97         93
EQ/GLOBAL BOND PLUS...............   1.25%         B         $122.19         64
EQ/GLOBAL BOND PLUS...............   1.30%         B         $123.79          3
EQ/GLOBAL BOND PLUS...............   1.34%         B         $120.55        340
EQ/GLOBAL BOND PLUS...............   1.35%         B         $120.45         --
EQ/GLOBAL BOND PLUS...............   1.45%         B         $119.45         --

EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.50%         B         $293.34          1
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.70%         B         $218.98         --
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.70%         B         $357.89          6
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.80%         B         $221.11         --
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.90%         B         $346.90         33
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.90%         B         $411.47          6
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.95%         B         $303.51         55
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.00%         B         $341.54         --
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.10%         B         $336.23         12
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.20%         B         $312.57        162
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.20%         B         $330.99         47
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.25%         B         $ 94.44        115
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.30%         B         $129.21          4
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.34%         B         $214.70      1,404
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.34%         B         $347.25         22
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.35%         B         $323.30          4
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.45%         B         $300.57          1

EQ/HIGH YIELD BOND PORTFOLIO......   0.70%         B         $101.71         --
EQ/HIGH YIELD BOND PORTFOLIO......   0.90%         B         $101.58         --
EQ/HIGH YIELD BOND PORTFOLIO......   0.95%         B         $101.55         --
EQ/HIGH YIELD BOND PORTFOLIO......   1.10%         B         $101.45         --
EQ/HIGH YIELD BOND PORTFOLIO......   1.20%         B         $101.38          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/HIGH YIELD BOND PORTFOLIO.....   1.25%         B         $101.35          1
EQ/HIGH YIELD BOND PORTFOLIO.....   1.34%         B         $101.29          4

EQ/INTERMEDIATE GOVERNMENT BOND..   0.70%         A         $163.88          1
EQ/INTERMEDIATE GOVERNMENT BOND+.   0.74%         A         $ 93.19         26
EQ/INTERMEDIATE GOVERNMENT BOND..   0.90%         A         $174.52          5
EQ/INTERMEDIATE GOVERNMENT BOND..   1.20%         A         $157.77          2
EQ/INTERMEDIATE GOVERNMENT BOND..   1.34%         A         $174.33        299
EQ/INTERMEDIATE GOVERNMENT BOND..   1.35%         A         $167.90          3
EQ/INTERMEDIATE GOVERNMENT BOND..   1.45%         A         $140.04         --
EQ/INTERMEDIATE GOVERNMENT BOND..   0.50%         B         $145.85         --
EQ/INTERMEDIATE GOVERNMENT BOND..   0.90%         B         $147.43          2
EQ/INTERMEDIATE GOVERNMENT BOND..   0.95%         B         $143.62         41
EQ/INTERMEDIATE GOVERNMENT BOND..   1.00%         B         $115.89         --
EQ/INTERMEDIATE GOVERNMENT BOND..   1.10%         B         $140.54         10
EQ/INTERMEDIATE GOVERNMENT BOND..   1.20%         B         $140.80         45
EQ/INTERMEDIATE GOVERNMENT BOND..   1.25%         B         $107.61         33
EQ/INTERMEDIATE GOVERNMENT BOND..   1.30%         B         $107.96          1

EQ/INTERNATIONAL CORE PLUS.......   0.50%         B         $130.94         --
EQ/INTERNATIONAL CORE PLUS.......   0.70%         B         $143.61          3
EQ/INTERNATIONAL CORE PLUS.......   0.80%         B         $195.33         --
EQ/INTERNATIONAL CORE PLUS.......   0.90%         B         $139.51         33
EQ/INTERNATIONAL CORE PLUS.......   0.95%         B         $170.16         29
EQ/INTERNATIONAL CORE PLUS.......   1.00%         B         $137.51         --
EQ/INTERNATIONAL CORE PLUS.......   1.10%         B         $135.52         13
EQ/INTERNATIONAL CORE PLUS.......   1.20%         B         $133.56        249
EQ/INTERNATIONAL CORE PLUS.......   1.25%         B         $ 87.55         40
EQ/INTERNATIONAL CORE PLUS.......   1.30%         B         $101.40          3
EQ/INTERNATIONAL CORE PLUS.......   1.34%         B         $130.87        700
EQ/INTERNATIONAL CORE PLUS.......   1.35%         B         $130.68          1
EQ/INTERNATIONAL CORE PLUS.......   1.45%         B         $160.07         --

EQ/INTERNATIONAL EQUITY INDEX....   0.70%         A         $147.43          8
EQ/INTERNATIONAL EQUITY INDEX....   0.90%         A         $156.71         50
EQ/INTERNATIONAL EQUITY INDEX....   1.20%         A         $136.12         22
EQ/INTERNATIONAL EQUITY INDEX....   1.34%         A         $150.42      2,609
EQ/INTERNATIONAL EQUITY INDEX....   1.35%         A         $150.14         17
EQ/INTERNATIONAL EQUITY INDEX....   1.45%         A         $116.86          3
EQ/INTERNATIONAL EQUITY INDEX....   0.40%         B         $132.91         --
EQ/INTERNATIONAL EQUITY INDEX....   0.50%         B         $123.74          2
EQ/INTERNATIONAL EQUITY INDEX....   0.80%         B         $205.73         --
EQ/INTERNATIONAL EQUITY INDEX....   0.90%         B         $127.34         19
EQ/INTERNATIONAL EQUITY INDEX....   0.95%         B         $121.99        120
EQ/INTERNATIONAL EQUITY INDEX....   1.00%         B         $185.31         --
EQ/INTERNATIONAL EQUITY INDEX....   1.10%         B         $119.37         27
EQ/INTERNATIONAL EQUITY INDEX....   1.20%         B         $117.36        182
EQ/INTERNATIONAL EQUITY INDEX....   1.25%         B         $ 73.04         58
EQ/INTERNATIONAL EQUITY INDEX....   1.30%         B         $ 88.20         10

EQ/INTERNATIONAL VALUE PLUS......   0.40%         B         $130.08         39
EQ/INTERNATIONAL VALUE PLUS......   0.50%         B         $130.89          1
EQ/INTERNATIONAL VALUE PLUS......   0.70%         B         $158.07          5
EQ/INTERNATIONAL VALUE PLUS......   0.80%         B         $197.69         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....   0.90%         B         $153.56         52
EQ/INTERNATIONAL VALUE PLUS.....   0.95%         B         $152.45         69
EQ/INTERNATIONAL VALUE PLUS.....   1.00%         B         $151.35         --
EQ/INTERNATIONAL VALUE PLUS.....   1.10%         B         $149.17         11
EQ/INTERNATIONAL VALUE PLUS.....   1.20%         B         $147.01        117
EQ/INTERNATIONAL VALUE PLUS.....   1.25%         B         $ 84.47         29
EQ/INTERNATIONAL VALUE PLUS.....   1.30%         B         $ 97.50          5
EQ/INTERNATIONAL VALUE PLUS.....   1.34%         B         $144.05      1,277
EQ/INTERNATIONAL VALUE PLUS.....   1.35%         B         $143.84          5
EQ/INTERNATIONAL VALUE PLUS.....   1.45%         B         $155.21          1

EQ/INVESCO COMSTOCK.............   0.50%         B         $166.47          1
EQ/INVESCO COMSTOCK.............   0.70%         B         $163.59         --
EQ/INVESCO COMSTOCK.............   0.90%         B         $160.76          8
EQ/INVESCO COMSTOCK.............   0.95%         B         $160.06         18
EQ/INVESCO COMSTOCK.............   1.00%         B         $159.36         --
EQ/INVESCO COMSTOCK.............   1.10%         B         $157.97          5
EQ/INVESCO COMSTOCK.............   1.20%         B         $156.59         19
EQ/INVESCO COMSTOCK.............   1.25%         B         $122.69         11
EQ/INVESCO COMSTOCK.............   1.30%         B         $133.99          1
EQ/INVESCO COMSTOCK.............   1.34%         B         $154.68        204
EQ/INVESCO COMSTOCK.............   1.35%         B         $154.54         --
EQ/INVESCO COMSTOCK.............   1.45%         B         $153.19         --

EQ/JPMORGAN VALUE OPPORTUNITIES.   0.40%         B         $141.45         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.50%         B         $171.61         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.70%         B         $169.26         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $162.26          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $164.06          8
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.95%         B         $151.31         10
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.00%         B         $161.52         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.10%         B         $159.01          4
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $154.88         33
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $156.54          9
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.25%         B         $111.67         14
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.30%         B         $125.63          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.34%         B         $193.23        243
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.35%         B         $152.90          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.45%         B         $148.94          1

EQ/LARGE CAP CORE PLUS..........   0.70%         B         $140.10         --
EQ/LARGE CAP CORE PLUS..........   0.90%         B         $136.11          5
EQ/LARGE CAP CORE PLUS..........   0.95%         B         $135.12          6
EQ/LARGE CAP CORE PLUS..........   1.10%         B         $132.22          1
EQ/LARGE CAP CORE PLUS..........   1.20%         B         $130.30         19
EQ/LARGE CAP CORE PLUS..........   1.25%         B         $116.50          3
EQ/LARGE CAP CORE PLUS..........   1.34%         B         $127.68         93
EQ/LARGE CAP CORE PLUS..........   1.45%         B         $125.65         --

EQ/LARGE CAP GROWTH INDEX.......   0.50%         B         $114.01         --
EQ/LARGE CAP GROWTH INDEX.......   0.70%         B         $123.03          2
EQ/LARGE CAP GROWTH INDEX.......   0.90%         B         $119.52         27
EQ/LARGE CAP GROWTH INDEX.......   0.95%         B         $118.66         73
EQ/LARGE CAP GROWTH INDEX.......   1.00%         B         $117.80         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                           -------- --------------- ---------- -----------
EQ/LARGE CAP GROWTH INDEX.   1.10%         B         $116.10         15
EQ/LARGE CAP GROWTH INDEX.   1.20%         B         $114.42        204
EQ/LARGE CAP GROWTH INDEX.   1.25%         B         $151.19         22
EQ/LARGE CAP GROWTH INDEX.   1.30%         B         $168.01          1
EQ/LARGE CAP GROWTH INDEX.   1.34%         B         $112.12      1,132
EQ/LARGE CAP GROWTH INDEX.   1.35%         B         $111.95          2
EQ/LARGE CAP GROWTH INDEX.   1.45%         B         $110.33          1

EQ/LARGE CAP GROWTH PLUS..   0.50%         B         $ 95.31         --
EQ/LARGE CAP GROWTH PLUS..   0.70%         B         $166.16          4
EQ/LARGE CAP GROWTH PLUS..   0.80%         B         $246.39         --
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $144.21          6
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $161.06         22
EQ/LARGE CAP GROWTH PLUS..   0.95%         B         $135.72         53
EQ/LARGE CAP GROWTH PLUS..   1.00%         B         $158.57         --
EQ/LARGE CAP GROWTH PLUS..   1.10%         B         $156.11         14
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $147.58        142
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $153.68         10
EQ/LARGE CAP GROWTH PLUS..   1.25%         B         $135.19          7
EQ/LARGE CAP GROWTH PLUS..   1.30%         B         $155.47          2
EQ/LARGE CAP GROWTH PLUS..   1.34%         B         $224.72      1,083
EQ/LARGE CAP GROWTH PLUS..   1.35%         B         $150.10          7
EQ/LARGE CAP GROWTH PLUS..   1.45%         B         $141.91          5

EQ/LARGE CAP VALUE INDEX..   0.50%         B         $ 93.08         --
EQ/LARGE CAP VALUE INDEX..   0.70%         B         $ 91.55          2
EQ/LARGE CAP VALUE INDEX..   0.90%         B         $ 90.04         32
EQ/LARGE CAP VALUE INDEX..   0.95%         B         $ 89.66         25
EQ/LARGE CAP VALUE INDEX..   1.00%         B         $ 89.29         --
EQ/LARGE CAP VALUE INDEX..   1.10%         B         $ 88.55         12
EQ/LARGE CAP VALUE INDEX..   1.20%         B         $ 87.81         91
EQ/LARGE CAP VALUE INDEX..   1.25%         B         $ 73.72         26
EQ/LARGE CAP VALUE INDEX..   1.30%         B         $ 80.85          1
EQ/LARGE CAP VALUE INDEX..   1.34%         B         $ 86.79        419
EQ/LARGE CAP VALUE INDEX..   1.35%         B         $ 86.72         --
EQ/LARGE CAP VALUE INDEX..   1.45%         B         $ 86.00         --

EQ/LARGE CAP VALUE PLUS...   0.70%         A         $154.09         10
EQ/LARGE CAP VALUE PLUS...   0.90%         A         $149.69         56
EQ/LARGE CAP VALUE PLUS...   1.20%         A         $143.31         50
EQ/LARGE CAP VALUE PLUS...   1.34%         A         $140.42      5,207
EQ/LARGE CAP VALUE PLUS...   1.35%         A         $140.22         18
EQ/LARGE CAP VALUE PLUS...   1.45%         A         $147.82          5
EQ/LARGE CAP VALUE PLUS...   0.40%         B         $136.08         26
EQ/LARGE CAP VALUE PLUS...   0.50%         B         $168.73          2
EQ/LARGE CAP VALUE PLUS...   0.80%         B         $241.59         --
EQ/LARGE CAP VALUE PLUS...   0.90%         B         $147.76         31
EQ/LARGE CAP VALUE PLUS...   0.95%         B         $155.57        173
EQ/LARGE CAP VALUE PLUS...   1.00%         B         $147.54         --
EQ/LARGE CAP VALUE PLUS...   1.10%         B         $143.53          6
EQ/LARGE CAP VALUE PLUS...   1.10%         B         $145.41         --
EQ/LARGE CAP VALUE PLUS...   1.20%         B         $141.46        386
EQ/LARGE CAP VALUE PLUS...   1.25%         B         $ 92.31         19
EQ/LARGE CAP VALUE PLUS...   1.30%         B         $101.69         10

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/LORD ABBETT LARGE CAP CORE.   0.50%         B         $172.41          1
EQ/LORD ABBETT LARGE CAP CORE.   0.70%         B         $169.42         --
EQ/LORD ABBETT LARGE CAP CORE.   0.90%         B         $166.49         10
EQ/LORD ABBETT LARGE CAP CORE.   0.95%         B         $165.77         12
EQ/LORD ABBETT LARGE CAP CORE.   1.00%         B         $165.05         --
EQ/LORD ABBETT LARGE CAP CORE.   1.10%         B         $163.60         10
EQ/LORD ABBETT LARGE CAP CORE.   1.20%         B         $162.17         62
EQ/LORD ABBETT LARGE CAP CORE.   1.25%         B         $127.22         22
EQ/LORD ABBETT LARGE CAP CORE.   1.30%         B         $140.53          1
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $160.19        176
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $162.17         --
EQ/LORD ABBETT LARGE CAP CORE.   1.35%         B         $160.05         --
EQ/LORD ABBETT LARGE CAP CORE.   1.45%         B         $158.65         --

EQ/MFS INTERNATIONAL GROWTH...   0.40%         B         $122.75          2
EQ/MFS INTERNATIONAL GROWTH...   0.50%         B         $185.60         --
EQ/MFS INTERNATIONAL GROWTH...   0.70%         B         $182.39          4
EQ/MFS INTERNATIONAL GROWTH...   0.80%         B         $218.26         --
EQ/MFS INTERNATIONAL GROWTH...   0.90%         B         $179.23         40
EQ/MFS INTERNATIONAL GROWTH...   0.95%         B         $178.45         21
EQ/MFS INTERNATIONAL GROWTH...   1.00%         B         $177.67          1
EQ/MFS INTERNATIONAL GROWTH...   1.10%         B         $176.12         11
EQ/MFS INTERNATIONAL GROWTH...   1.20%         B         $174.58         98
EQ/MFS INTERNATIONAL GROWTH...   1.25%         B         $107.77         28
EQ/MFS INTERNATIONAL GROWTH...   1.30%         B         $128.50          2
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $172.39         17
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $172.45        348
EQ/MFS INTERNATIONAL GROWTH...   1.35%         B         $172.30         --
EQ/MFS INTERNATIONAL GROWTH...   1.45%         B         $170.79         --

EQ/MID CAP INDEX..............   0.40%         B         $138.77         42
EQ/MID CAP INDEX..............   0.50%         B         $190.81          1
EQ/MID CAP INDEX..............   0.70%         B         $181.48          9
EQ/MID CAP INDEX..............   0.80%         B         $295.12         --
EQ/MID CAP INDEX..............   0.90%         B         $176.67         73
EQ/MID CAP INDEX..............   0.95%         B         $175.49         82
EQ/MID CAP INDEX..............   1.00%         B         $174.31          1
EQ/MID CAP INDEX..............   1.10%         B         $171.98         27
EQ/MID CAP INDEX..............   1.20%         B         $169.67        369
EQ/MID CAP INDEX..............   1.25%         B         $116.28        125
EQ/MID CAP INDEX..............   1.30%         B         $135.93          5
EQ/MID CAP INDEX..............   1.34%         B         $166.49      1,903
EQ/MID CAP INDEX..............   1.35%         B         $166.26          1
EQ/MID CAP INDEX..............   1.45%         B         $164.03         --

EQ/MID CAP VALUE PLUS.........   0.50%         B         $250.75          1
EQ/MID CAP VALUE PLUS.........   0.70%         B         $198.08          6
EQ/MID CAP VALUE PLUS.........   0.80%         B         $286.83         --
EQ/MID CAP VALUE PLUS.........   0.90%         B         $192.00         36
EQ/MID CAP VALUE PLUS.........   0.90%         B         $237.61         12
EQ/MID CAP VALUE PLUS.........   0.95%         B         $240.82         85
EQ/MID CAP VALUE PLUS.........   1.00%         B         $189.03         --
EQ/MID CAP VALUE PLUS.........   1.10%         B         $186.09         11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/MID CAP VALUE PLUS............   1.20%         B         $182.63        226
EQ/MID CAP VALUE PLUS............   1.20%         B         $183.19         23
EQ/MID CAP VALUE PLUS............   1.25%         B         $116.92         27
EQ/MID CAP VALUE PLUS............   1.30%         B         $133.91          7
EQ/MID CAP VALUE PLUS............   1.34%         B         $226.13      1,919
EQ/MID CAP VALUE PLUS............   1.35%         B         $178.94          8
EQ/MID CAP VALUE PLUS............   1.45%         B         $175.62          1

EQ/MONEY MARKET++................   0.00%         A         $  1.00        730
EQ/MONEY MARKET..................   0.70%         A         $132.02          1
EQ/MONEY MARKET..................   0.74%         A         $ 46.41         26
EQ/MONEY MARKET++................   0.90%         A         $  1.00         11
EQ/MONEY MARKET..................   0.90%         A         $137.11         27
EQ/MONEY MARKET..................   1.20%         A         $126.34          1
EQ/MONEY MARKET..................   1.35%         A         $136.44        103
EQ/MONEY MARKET..................   1.35%         A         $137.09         18
EQ/MONEY MARKET..................   1.40%         A         $ 34.57        920
EQ/MONEY MARKET..................   1.45%         A         $113.69         --
EQ/MONEY MARKET++................   0.00%         B         $  1.00        428
EQ/MONEY MARKET++................   0.40%         B         $  1.00          8
EQ/MONEY MARKET..................   0.40%         B         $ 99.45          2
EQ/MONEY MARKET..................   0.50%         B         $115.71         --
EQ/MONEY MARKET++................   0.90%         B         $  1.00         10
EQ/MONEY MARKET..................   0.90%         B         $108.89         --
EQ/MONEY MARKET..................   0.90%         B         $120.37          2
EQ/MONEY MARKET..................   0.95%         B         $114.66        116
EQ/MONEY MARKET..................   1.00%         B         $104.03          1
EQ/MONEY MARKET..................   1.10%         B         $112.20         26
EQ/MONEY MARKET++................   1.20%         B         $  1.00      3,312
EQ/MONEY MARKET..................   1.20%         B         $114.74         37
EQ/MONEY MARKET..................   1.25%         B         $ 96.15         72
EQ/MONEY MARKET..................   1.30%         B         $ 98.23          5

EQ/MONTAG & CALDWELL GROWTH......   0.40%         B         $126.74         --
EQ/MONTAG & CALDWELL GROWTH......   0.50%         B         $191.36         --
EQ/MONTAG & CALDWELL GROWTH......   0.70%         B         $187.84          1
EQ/MONTAG & CALDWELL GROWTH......   0.80%         B         $221.18         --
EQ/MONTAG & CALDWELL GROWTH......   0.90%         B         $184.38          8
EQ/MONTAG & CALDWELL GROWTH......   0.95%         B         $183.52         13
EQ/MONTAG & CALDWELL GROWTH......   1.00%         B         $182.67         --
EQ/MONTAG & CALDWELL GROWTH......   1.10%         B         $180.98          7
EQ/MONTAG & CALDWELL GROWTH......   1.20%         B         $179.29         29
EQ/MONTAG & CALDWELL GROWTH......   1.25%         B         $141.57         18
EQ/MONTAG & CALDWELL GROWTH......   1.30%         B         $156.02          2
EQ/MONTAG & CALDWELL GROWTH......   1.34%         B         $176.97        176
EQ/MONTAG & CALDWELL GROWTH......   1.35%         B         $176.80          1
EQ/MONTAG & CALDWELL GROWTH......   1.45%         B         $175.15         --

EQ/MORGAN STANLEY MID CAP GROWTH.   0.40%         B         $141.96         --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.50%         B         $243.39          1
EQ/MORGAN STANLEY MID CAP GROWTH.   0.70%         B         $239.18          4
EQ/MORGAN STANLEY MID CAP GROWTH.   0.80%         B         $298.75         --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.90%         B         $235.04         67

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/MORGAN STANLEY MID CAP GROWTH.   0.95%         B         $234.01        29
EQ/MORGAN STANLEY MID CAP GROWTH.   1.00%         B         $233.00         2
EQ/MORGAN STANLEY MID CAP GROWTH.   1.10%         B         $230.96        26
EQ/MORGAN STANLEY MID CAP GROWTH.   1.20%         B         $228.94       318
EQ/MORGAN STANLEY MID CAP GROWTH.   1.25%         B         $149.22       116
EQ/MORGAN STANLEY MID CAP GROWTH.   1.30%         B         $176.61         5
EQ/MORGAN STANLEY MID CAP GROWTH.   1.34%         B         $226.15       746
EQ/MORGAN STANLEY MID CAP GROWTH.   1.35%         B         $225.95         1
EQ/MORGAN STANLEY MID CAP GROWTH.   1.45%         B         $223.97        --

EQ/MUTUAL LARGE CAP EQUITY.......   0.50%         B         $128.88        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.70%         B         $127.00        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.90%         B         $125.14         8
EQ/MUTUAL LARGE CAP EQUITY.......   0.95%         B         $124.68         9
EQ/MUTUAL LARGE CAP EQUITY.......   1.00%         B         $124.22        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.10%         B         $123.31         2
EQ/MUTUAL LARGE CAP EQUITY.......   1.20%         B         $122.40        31
EQ/MUTUAL LARGE CAP EQUITY.......   1.25%         B         $104.65         4
EQ/MUTUAL LARGE CAP EQUITY.......   1.30%         B         $117.68         8
EQ/MUTUAL LARGE CAP EQUITY.......   1.34%         B         $121.14       189
EQ/MUTUAL LARGE CAP EQUITY.......   1.45%         B         $120.15        --

EQ/OPPENHEIMER GLOBAL............   0.50%         B         $149.26         2
EQ/OPPENHEIMER GLOBAL............   0.70%         B         $147.07         2
EQ/OPPENHEIMER GLOBAL............   0.90%         B         $144.92        15
EQ/OPPENHEIMER GLOBAL............   0.95%         B         $144.39        21
EQ/OPPENHEIMER GLOBAL............   1.00%         B         $143.86        --
EQ/OPPENHEIMER GLOBAL............   1.10%         B         $142.80        17
EQ/OPPENHEIMER GLOBAL............   1.20%         B         $141.74       149
EQ/OPPENHEIMER GLOBAL............   1.25%         B         $116.40        45
EQ/OPPENHEIMER GLOBAL............   1.30%         B         $133.42         2
EQ/OPPENHEIMER GLOBAL............   1.34%         B         $140.28       390
EQ/OPPENHEIMER GLOBAL............   1.45%         B         $139.14        --

EQ/PIMCO GLOBAL REAL RETURN......   0.50%         B         $ 91.23         2
EQ/PIMCO GLOBAL REAL RETURN......   0.70%         B         $ 91.11        --
EQ/PIMCO GLOBAL REAL RETURN......   0.90%         B         $ 90.99         1
EQ/PIMCO GLOBAL REAL RETURN......   0.95%         B         $ 90.96         2
EQ/PIMCO GLOBAL REAL RETURN......   1.00%         B         $ 90.93        --
EQ/PIMCO GLOBAL REAL RETURN......   1.10%         B         $ 90.87         2
EQ/PIMCO GLOBAL REAL RETURN......   1.20%         B         $ 90.81         6
EQ/PIMCO GLOBAL REAL RETURN......   1.25%         B         $ 90.78         4
EQ/PIMCO GLOBAL REAL RETURN......   1.34%         B         $ 90.73         8

EQ/PIMCO ULTRA SHORT BOND........   1.10%         A         $ 98.54         2
EQ/PIMCO ULTRA SHORT BOND........   0.50%         B         $113.81         3
EQ/PIMCO ULTRA SHORT BOND........   0.70%         B         $111.84         6
EQ/PIMCO ULTRA SHORT BOND........   0.80%         B         $105.55        --
EQ/PIMCO ULTRA SHORT BOND........   0.90%         B         $109.90        32
EQ/PIMCO ULTRA SHORT BOND........   0.95%         B         $109.42       112
EQ/PIMCO ULTRA SHORT BOND........   1.00%         B         $108.95        --
EQ/PIMCO ULTRA SHORT BOND........   1.10%         B         $108.00        52
EQ/PIMCO ULTRA SHORT BOND........   1.20%         B         $107.05       155
EQ/PIMCO ULTRA SHORT BOND........   1.25%         B         $107.96        78

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....   1.30%         B         $107.25          3
EQ/PIMCO ULTRA SHORT BOND.....   1.34%         B         $105.75        559
EQ/PIMCO ULTRA SHORT BOND.....   1.35%         B         $105.65         --
EQ/PIMCO ULTRA SHORT BOND.....   1.45%         B         $104.73         --

EQ/QUALITY BOND PLUS..........   0.70%         A         $164.07          1
EQ/QUALITY BOND PLUS..........   0.90%         A         $180.32          9
EQ/QUALITY BOND PLUS..........   1.20%         A         $159.24          2
EQ/QUALITY BOND PLUS..........   1.34%         A         $176.30        455
EQ/QUALITY BOND PLUS..........   1.35%         A         $185.71          3
EQ/QUALITY BOND PLUS..........   1.45%         A         $138.12         --
EQ/QUALITY BOND PLUS..........   0.50%         B         $144.88          1
EQ/QUALITY BOND PLUS..........   0.80%         B         $111.29         --
EQ/QUALITY BOND PLUS..........   0.90%         B         $145.48          4
EQ/QUALITY BOND PLUS..........   0.95%         B         $142.93         60
EQ/QUALITY BOND PLUS..........   1.00%         B         $115.41         --
EQ/QUALITY BOND PLUS..........   1.10%         B         $139.86         12
EQ/QUALITY BOND PLUS..........   1.20%         B         $139.07         80
EQ/QUALITY BOND PLUS..........   1.25%         B         $102.66         25
EQ/QUALITY BOND PLUS..........   1.30%         B         $102.72          2

EQ/SMALL COMPANY INDEX........   0.40%         B         $143.48         42
EQ/SMALL COMPANY INDEX........   0.50%         B         $256.62         --
EQ/SMALL COMPANY INDEX........   0.70%         B         $250.45          4
EQ/SMALL COMPANY INDEX........   0.90%         B         $244.43         31
EQ/SMALL COMPANY INDEX........   0.95%         B         $242.95         28
EQ/SMALL COMPANY INDEX........   1.00%         B         $241.48         --
EQ/SMALL COMPANY INDEX........   1.10%         B         $238.54         12
EQ/SMALL COMPANY INDEX........   1.20%         B         $235.64        163
EQ/SMALL COMPANY INDEX........   1.25%         B         $133.60         72
EQ/SMALL COMPANY INDEX........   1.30%         B         $147.04          2
EQ/SMALL COMPANY INDEX........   1.34%         B         $231.64        769
EQ/SMALL COMPANY INDEX........   1.35%         B         $231.36          1
EQ/SMALL COMPANY INDEX........   1.45%         B         $228.54         --

EQ/T. ROWE PRICE GROWTH STOCK.   0.40%         B         $139.36         24
EQ/T. ROWE PRICE GROWTH STOCK.   0.50%         B         $175.94          1
EQ/T. ROWE PRICE GROWTH STOCK.   0.70%         B         $172.70          4
EQ/T. ROWE PRICE GROWTH STOCK.   0.80%         B         $269.05         --
EQ/T. ROWE PRICE GROWTH STOCK.   0.90%         B         $169.52         71
EQ/T. ROWE PRICE GROWTH STOCK.   0.95%         B         $168.74         43
EQ/T. ROWE PRICE GROWTH STOCK.   1.00%         B         $167.96          2
EQ/T. ROWE PRICE GROWTH STOCK.   1.10%         B         $166.40         25
EQ/T. ROWE PRICE GROWTH STOCK.   1.20%         B         $164.85        492
EQ/T. ROWE PRICE GROWTH STOCK.   1.25%         B         $139.77        145
EQ/T. ROWE PRICE GROWTH STOCK.   1.30%         B         $151.17          3
EQ/T. ROWE PRICE GROWTH STOCK.   1.34%         B         $162.71      1,030
EQ/T. ROWE PRICE GROWTH STOCK.   1.35%         B         $162.55          2
EQ/T. ROWE PRICE GROWTH STOCK.   1.45%         B         $161.04         --

EQ/TEMPLETON GLOBAL EQUITY....   0.50%         B         $122.73          1
EQ/TEMPLETON GLOBAL EQUITY....   0.70%         B         $120.94          1
EQ/TEMPLETON GLOBAL EQUITY....   0.80%         B         $222.64         --
EQ/TEMPLETON GLOBAL EQUITY....   0.90%         B         $119.17         11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/TEMPLETON GLOBAL EQUITY..............   0.95%         B         $118.73        13
EQ/TEMPLETON GLOBAL EQUITY..............   1.00%         B         $118.30        --
EQ/TEMPLETON GLOBAL EQUITY..............   1.10%         B         $117.42         6
EQ/TEMPLETON GLOBAL EQUITY..............   1.20%         B         $116.56        99
EQ/TEMPLETON GLOBAL EQUITY..............   1.25%         B         $100.20        17
EQ/TEMPLETON GLOBAL EQUITY..............   1.30%         B         $112.15         8
EQ/TEMPLETON GLOBAL EQUITY..............   1.34%         B         $115.35       238
EQ/TEMPLETON GLOBAL EQUITY..............   1.45%         B         $114.42        --

EQ/UBS GROWTH & INCOME..................   0.50%         B         $175.81        --
EQ/UBS GROWTH & INCOME..................   0.70%         B         $172.57        --
EQ/UBS GROWTH & INCOME..................   0.90%         B         $169.40         3
EQ/UBS GROWTH & INCOME..................   0.95%         B         $168.61         8
EQ/UBS GROWTH & INCOME..................   1.10%         B         $166.27         2
EQ/UBS GROWTH & INCOME..................   1.20%         B         $164.72        25
EQ/UBS GROWTH & INCOME..................   1.25%         B         $114.68        17
EQ/UBS GROWTH & INCOME..................   1.30%         B         $126.91         2
EQ/UBS GROWTH & INCOME..................   1.34%         B         $162.58       103
EQ/UBS GROWTH & INCOME..................   1.45%         B         $160.92        --

EQ/WELLS FARGO OMEGA GROWTH.............   0.50%         B         $182.55        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.70%         B         $183.51         6
EQ/WELLS FARGO OMEGA GROWTH.............   0.90%         B         $178.27        29
EQ/WELLS FARGO OMEGA GROWTH.............   0.95%         B         $176.99        58
EQ/WELLS FARGO OMEGA GROWTH.............   1.10%         B         $173.18        26
EQ/WELLS FARGO OMEGA GROWTH.............   1.20%         B         $170.67       120
EQ/WELLS FARGO OMEGA GROWTH.............   1.25%         B         $172.99        77
EQ/WELLS FARGO OMEGA GROWTH.............   1.30%         B         $197.89         2
EQ/WELLS FARGO OMEGA GROWTH.............   1.34%         B         $167.23       850
EQ/WELLS FARGO OMEGA GROWTH.............   1.35%         B         $166.99         1
EQ/WELLS FARGO OMEGA GROWTH.............   1.45%         B         $164.57        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%  SERVICE CLASS 2  $154.96         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%  SERVICE CLASS 2  $153.81        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%  SERVICE CLASS 2  $170.56         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.80%  SERVICE CLASS 2  $153.24        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%  SERVICE CLASS 2  $152.67        13
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%  SERVICE CLASS 2  $169.42        27
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.95%  SERVICE CLASS 2  $169.14        23
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.00%  SERVICE CLASS 2  $152.10         4
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.10%  SERVICE CLASS 2  $151.54        22
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%  SERVICE CLASS 2  $150.97       506
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%  SERVICE CLASS 2  $167.72        39
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.25%  SERVICE CLASS 2  $167.44       119
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.34%  SERVICE CLASS 2  $166.93       586
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.45%  SERVICE CLASS 2  $132.61        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.50%  SERVICE CLASS 2  $153.07         2
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.90%  SERVICE CLASS 2  $150.81         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.00%  SERVICE CLASS 2  $150.25        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.10%  SERVICE CLASS 2  $149.69        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.20%  SERVICE CLASS 2  $149.13        24

FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.50%  SERVICE CLASS 2  $154.39        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.90%  SERVICE CLASS 2  $152.11         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
FIDELITY(R) VIP MID CAP PORTFOLIO......   1.00%  SERVICE CLASS 2  $151.54         1
FIDELITY(R) VIP MID CAP PORTFOLIO......   1.10%  SERVICE CLASS 2  $150.98         2
FIDELITY(R) VIP MID CAP PORTFOLIO......   1.20%  SERVICE CLASS 2  $150.41       102

GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.50%  SERVICE SHARES   $155.82         2
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.70%  SERVICE SHARES   $133.44        --
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.70%  SERVICE SHARES   $154.67        --
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.80%  SERVICE SHARES   $154.09        --
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.90%  SERVICE SHARES   $132.73         5
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.90%  SERVICE SHARES   $153.52         1
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.95%  SERVICE SHARES   $132.55         6
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.00%  SERVICE SHARES   $152.95         1
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.10%  SERVICE SHARES   $152.38         5
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.20%  SERVICE SHARES   $131.67         1
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.20%  SERVICE SHARES   $151.81        46
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.25%  SERVICE SHARES   $131.50        19
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.34%  SERVICE SHARES   $131.18        89
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.45%  SERVICE SHARES   $130.80        --

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   0.50%     SERIES II     $140.23         5
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   0.80%     SERIES II     $138.68        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   0.90%     SERIES II     $138.16        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   1.00%     SERIES II     $137.65        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   1.10%     SERIES II     $137.14        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   1.20%     SERIES II     $136.62        20

INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.50%     SERIES II     $133.74         8
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.70%     SERIES II     $130.90         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.80%     SERIES II     $132.26        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.90%     SERIES II     $130.03        11
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.90%     SERIES II     $131.77         2
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.95%     SERIES II     $129.81        12
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.00%     SERIES II     $131.28        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.10%     SERIES II     $130.79        10
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.20%     SERIES II     $128.72         7
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.20%     SERIES II     $130.30        85
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.25%     SERIES II     $128.50        21
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.34%     SERIES II     $128.11       169
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.45%     SERIES II     $111.42        --

INVESCO V.I. HIGH YIELD FUND...........   0.50%     SERIES II     $118.07         2
INVESCO V.I. HIGH YIELD FUND...........   0.70%     SERIES II     $117.44        --
INVESCO V.I. HIGH YIELD FUND...........   0.80%     SERIES II     $117.13        --
INVESCO V.I. HIGH YIELD FUND...........   0.90%     SERIES II     $116.82         4
INVESCO V.I. HIGH YIELD FUND...........   0.95%     SERIES II     $116.66        11
INVESCO V.I. HIGH YIELD FUND...........   1.00%     SERIES II     $116.51        --
INVESCO V.I. HIGH YIELD FUND...........   1.10%     SERIES II     $116.20         5
INVESCO V.I. HIGH YIELD FUND...........   1.20%     SERIES II     $115.89        51
INVESCO V.I. HIGH YIELD FUND...........   1.25%     SERIES II     $115.73        30
INVESCO V.I. HIGH YIELD FUND...........   1.34%     SERIES II     $115.46        64
INVESCO V.I. HIGH YIELD FUND...........   1.45%     SERIES II     $115.12        --

INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $137.93         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $117.59         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.80%     SERIES II     $136.40        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $116.96         8
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $135.90         3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.95%     SERIES II     $116.81         9
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.00%     SERIES II     $135.39        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.10%     SERIES II     $134.89         4
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $116.03         4
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $134.38       100
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.25%     SERIES II     $115.88         9
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.34%     SERIES II     $115.60       117
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.45%     SERIES II     $115.26        --

INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $137.13        --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $149.47        --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.80%     SERIES II     $135.61        --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $135.10         2
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $148.47         2
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.95%     SERIES II     $148.22         3
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.00%     SERIES II     $134.60        --
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.10%     SERIES II     $134.10         3
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $133.60        22
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $146.98         5
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.25%     SERIES II     $146.73         8
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.34%     SERIES II     $146.29        48
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.45%     SERIES II     $117.51        --

INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $165.81        --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $188.18        --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $163.36        --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $186.92         1
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.95%     SERIES II     $186.61         1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.00%     SERIES II     $162.76        --
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.10%     SERIES II     $162.15         1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $161.54        14
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $185.04         1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.25%     SERIES II     $184.73         4
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.34%     SERIES II     $184.17        21

IVY FUNDS VIP ENERGY...................   0.40%   COMMON SHARES   $127.66         2
IVY FUNDS VIP ENERGY...................   0.50%   COMMON SHARES   $132.33         2
IVY FUNDS VIP ENERGY...................   0.70%   COMMON SHARES   $148.53        --
IVY FUNDS VIP ENERGY...................   0.80%   COMMON SHARES   $130.86        --
IVY FUNDS VIP ENERGY...................   0.90%   COMMON SHARES   $130.38         1
IVY FUNDS VIP ENERGY...................   0.90%   COMMON SHARES   $147.53         6
IVY FUNDS VIP ENERGY...................   0.95%   COMMON SHARES   $147.29         8
IVY FUNDS VIP ENERGY...................   1.00%   COMMON SHARES   $129.89        --
IVY FUNDS VIP ENERGY...................   1.10%   COMMON SHARES   $129.41         6
IVY FUNDS VIP ENERGY...................   1.20%   COMMON SHARES   $128.92        67
IVY FUNDS VIP ENERGY...................   1.20%   COMMON SHARES   $146.05        15
IVY FUNDS VIP ENERGY...................   1.25%   COMMON SHARES   $145.81        13
IVY FUNDS VIP ENERGY...................   1.34%   COMMON SHARES   $145.36       120
IVY FUNDS VIP ENERGY...................   1.45%   COMMON SHARES   $109.25        --

IVY FUNDS VIP HIGH INCOME..............   0.50%   COMMON SHARES   $144.79         4
IVY FUNDS VIP HIGH INCOME..............   0.70%   COMMON SHARES   $143.83         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
IVY FUNDS VIP HIGH INCOME...........................   0.80%  COMMON SHARES    $143.34        --
IVY FUNDS VIP HIGH INCOME...........................   0.90%  COMMON SHARES    $142.86        35
IVY FUNDS VIP HIGH INCOME...........................   0.95%  COMMON SHARES    $142.63        52
IVY FUNDS VIP HIGH INCOME...........................   1.00%  COMMON SHARES    $142.39         2
IVY FUNDS VIP HIGH INCOME...........................   1.10%  COMMON SHARES    $141.91        28
IVY FUNDS VIP HIGH INCOME...........................   1.20%  COMMON SHARES    $141.43       252
IVY FUNDS VIP HIGH INCOME...........................   1.25%  COMMON SHARES    $141.19       147
IVY FUNDS VIP HIGH INCOME...........................   1.34%  COMMON SHARES    $140.77       427
IVY FUNDS VIP HIGH INCOME...........................   1.45%  COMMON SHARES    $125.08        --

IVY FUNDS VIP MID CAP GROWTH........................   0.50%  COMMON SHARES    $131.72         1
IVY FUNDS VIP MID CAP GROWTH........................   0.70%  COMMON SHARES    $131.02         1
IVY FUNDS VIP MID CAP GROWTH........................   0.80%  COMMON SHARES    $130.67        --
IVY FUNDS VIP MID CAP GROWTH........................   0.90%  COMMON SHARES    $130.33        14
IVY FUNDS VIP MID CAP GROWTH........................   0.95%  COMMON SHARES    $130.16        11
IVY FUNDS VIP MID CAP GROWTH........................   1.00%  COMMON SHARES    $129.98         1
IVY FUNDS VIP MID CAP GROWTH........................   1.10%  COMMON SHARES    $129.64         6
IVY FUNDS VIP MID CAP GROWTH........................   1.20%  COMMON SHARES    $129.29       127
IVY FUNDS VIP MID CAP GROWTH........................   1.25%  COMMON SHARES    $129.12        25
IVY FUNDS VIP MID CAP GROWTH........................   1.34%  COMMON SHARES    $128.81       304
IVY FUNDS VIP MID CAP GROWTH........................   1.45%  COMMON SHARES    $128.43        --

IVY FUNDS VIP SMALL CAP GROWTH......................   0.50%  COMMON SHARES    $150.20        --
IVY FUNDS VIP SMALL CAP GROWTH......................   0.70%  COMMON SHARES    $118.07        --
IVY FUNDS VIP SMALL CAP GROWTH......................   0.80%  COMMON SHARES    $148.54        --
IVY FUNDS VIP SMALL CAP GROWTH......................   0.90%  COMMON SHARES    $117.45         1
IVY FUNDS VIP SMALL CAP GROWTH......................   0.90%  COMMON SHARES    $147.99        --
IVY FUNDS VIP SMALL CAP GROWTH......................   0.95%  COMMON SHARES    $117.29         2
IVY FUNDS VIP SMALL CAP GROWTH......................   1.00%  COMMON SHARES    $147.44        --
IVY FUNDS VIP SMALL CAP GROWTH......................   1.10%  COMMON SHARES    $146.89         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%  COMMON SHARES    $116.51         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%  COMMON SHARES    $146.34        27
IVY FUNDS VIP SMALL CAP GROWTH......................   1.25%  COMMON SHARES    $116.36         5
IVY FUNDS VIP SMALL CAP GROWTH......................   1.34%  COMMON SHARES    $116.08        42

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.50%  SERVICE SHARES   $110.67         6
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.70%  SERVICE SHARES   $109.93         4
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.80%  SERVICE SHARES   $109.56        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.90%  SERVICE SHARES   $109.19        37
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.95%  SERVICE SHARES   $109.01        34
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.00%  SERVICE SHARES   $108.83         2
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.10%  SERVICE SHARES   $108.46        25
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.20%  SERVICE SHARES   $108.09       342
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.25%  SERVICE SHARES   $107.91        51
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.34%  SERVICE SHARES   $107.59       574
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.45%  SERVICE SHARES   $ 96.13        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%  SERVICE CLASS    $152.45         8
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%  SERVICE CLASS    $151.32        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%  SERVICE CLASS    $158.52         3
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.80%  SERVICE CLASS    $150.76        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%  SERVICE CLASS    $150.20         6
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%  SERVICE CLASS    $157.46        21
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.95%  SERVICE CLASS    $157.20        26

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                      -------- --------------- ---------- -----------
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.00%   SERVICE CLASS   $149.65         2
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.10%   SERVICE CLASS   $149.09        12
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.20%   SERVICE CLASS   $148.53       248
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.20%   SERVICE CLASS   $155.88        11
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.25%   SERVICE CLASS   $155.62        34
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.34%   SERVICE CLASS   $155.15       446
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.45%   SERVICE CLASS   $131.09        --

MFS(R) INVESTORS GROWTH STOCK SERIES.   0.50%   SERVICE CLASS   $178.89        --
MFS(R) INVESTORS GROWTH STOCK SERIES.   0.70%   SERVICE CLASS   $177.69        --
MFS(R) INVESTORS GROWTH STOCK SERIES.   0.80%   SERVICE CLASS   $177.10        --
MFS(R) INVESTORS GROWTH STOCK SERIES.   0.90%   SERVICE CLASS   $176.50         2
MFS(R) INVESTORS GROWTH STOCK SERIES.   0.95%   SERVICE CLASS   $176.21         1
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.00%   SERVICE CLASS   $175.91        --
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.10%   SERVICE CLASS   $175.32         1
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.20%   SERVICE CLASS   $174.73        22
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.25%   SERVICE CLASS   $174.44         4
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.34%   SERVICE CLASS   $173.91        22

MFS(R) INVESTORS TRUST SERIES........   0.50%   SERVICE CLASS   $154.05        --
MFS(R) INVESTORS TRUST SERIES........   0.70%   SERVICE CLASS   $172.19        --
MFS(R) INVESTORS TRUST SERIES........   0.90%   SERVICE CLASS   $151.78        --
MFS(R) INVESTORS TRUST SERIES........   0.90%   SERVICE CLASS   $171.04         1
MFS(R) INVESTORS TRUST SERIES........   0.95%   SERVICE CLASS   $170.75         3
MFS(R) INVESTORS TRUST SERIES........   1.00%   SERVICE CLASS   $151.21        --
MFS(R) INVESTORS TRUST SERIES........   1.10%   SERVICE CLASS   $150.65         1
MFS(R) INVESTORS TRUST SERIES........   1.20%   SERVICE CLASS   $150.09        27
MFS(R) INVESTORS TRUST SERIES........   1.20%   SERVICE CLASS   $169.32         2
MFS(R) INVESTORS TRUST SERIES........   1.25%   SERVICE CLASS   $169.04         4
MFS(R) INVESTORS TRUST SERIES........   1.34%   SERVICE CLASS   $168.53        28

MFS(R) TECHNOLOGY PORTFOLIO..........   0.50%   SERVICE CLASS   $182.92         2
MFS(R) TECHNOLOGY PORTFOLIO..........   0.70%   SERVICE CLASS   $181.70         2
MFS(R) TECHNOLOGY PORTFOLIO..........   0.80%   SERVICE CLASS   $181.09        --
MFS(R) TECHNOLOGY PORTFOLIO..........   0.90%   SERVICE CLASS   $180.48         4
MFS(R) TECHNOLOGY PORTFOLIO..........   0.95%   SERVICE CLASS   $180.18         5
MFS(R) TECHNOLOGY PORTFOLIO..........   1.00%   SERVICE CLASS   $179.88        --
MFS(R) TECHNOLOGY PORTFOLIO..........   1.10%   SERVICE CLASS   $179.28         4
MFS(R) TECHNOLOGY PORTFOLIO..........   1.20%   SERVICE CLASS   $178.67        46
MFS(R) TECHNOLOGY PORTFOLIO..........   1.25%   SERVICE CLASS   $178.37        11
MFS(R) TECHNOLOGY PORTFOLIO..........   1.34%   SERVICE CLASS   $177.83        96
MFS(R) TECHNOLOGY PORTFOLIO..........   1.45%   SERVICE CLASS   $138.26        --

MFS(R) UTILITIES SERIES..............   0.40%   SERVICE CLASS   $124.67         1
MFS(R) UTILITIES SERIES..............   0.50%   SERVICE CLASS   $158.64        --
MFS(R) UTILITIES SERIES..............   0.70%   SERVICE CLASS   $157.58         1
MFS(R) UTILITIES SERIES..............   0.80%   SERVICE CLASS   $157.05        --
MFS(R) UTILITIES SERIES..............   0.90%   SERVICE CLASS   $156.53        13
MFS(R) UTILITIES SERIES..............   0.95%   SERVICE CLASS   $156.27        14
MFS(R) UTILITIES SERIES..............   1.00%   SERVICE CLASS   $156.00        --
MFS(R) UTILITIES SERIES..............   1.10%   SERVICE CLASS   $155.48        10
MFS(R) UTILITIES SERIES..............   1.20%   SERVICE CLASS   $154.96       117
MFS(R) UTILITIES SERIES..............   1.25%   SERVICE CLASS   $154.70        45
MFS(R) UTILITIES SERIES..............   1.34%   SERVICE CLASS   $154.23       228
MFS(R) UTILITIES SERIES..............   1.45%   SERVICE CLASS   $125.44        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.....   0.70%         A         $118.05         12
MULTIMANAGER AGGRESSIVE EQUITY.....   0.90%         A         $144.48         18
MULTIMANAGER AGGRESSIVE EQUITY.....   0.90%         A         $144.50          3
MULTIMANAGER AGGRESSIVE EQUITY+....   0.90%         A         $144.71         23
MULTIMANAGER AGGRESSIVE EQUITY.....   1.20%         A         $125.25         15
MULTIMANAGER AGGRESSIVE EQUITY+....   1.34%         A         $107.95      4,552
MULTIMANAGER AGGRESSIVE EQUITY.....   1.35%         A         $183.75        585
MULTIMANAGER AGGRESSIVE EQUITY.....   1.35%         A         $193.46         18
MULTIMANAGER AGGRESSIVE EQUITY.....   1.45%         A         $101.08          4
MULTIMANAGER AGGRESSIVE EQUITY.....   0.50%         B         $108.55          1
MULTIMANAGER AGGRESSIVE EQUITY+....   0.90%         B         $ 89.07         11
MULTIMANAGER AGGRESSIVE EQUITY.....   0.90%         B         $106.80         16
MULTIMANAGER AGGRESSIVE EQUITY.....   0.95%         B         $111.85         63
MULTIMANAGER AGGRESSIVE EQUITY.....   1.00%         B         $210.37         --
MULTIMANAGER AGGRESSIVE EQUITY.....   1.10%         B         $109.45          8
MULTIMANAGER AGGRESSIVE EQUITY.....   1.20%         B         $101.59        130
MULTIMANAGER AGGRESSIVE EQUITY.....   1.25%         B         $116.70         17
MULTIMANAGER AGGRESSIVE EQUITY.....   1.30%         B         $135.04          2

MULTIMANAGER CORE BOND.............   0.40%         B         $ 98.80          2
MULTIMANAGER CORE BOND.............   0.50%         B         $158.21          2
MULTIMANAGER CORE BOND.............   0.70%         B         $154.43          2
MULTIMANAGER CORE BOND.............   0.80%         B         $121.47         --
MULTIMANAGER CORE BOND.............   0.90%         B         $150.75         16
MULTIMANAGER CORE BOND.............   0.95%         B         $149.84        113
MULTIMANAGER CORE BOND.............   1.00%         B         $148.93          1
MULTIMANAGER CORE BOND.............   1.10%         B         $147.14         38
MULTIMANAGER CORE BOND.............   1.20%         B         $145.36        182
MULTIMANAGER CORE BOND.............   1.25%         B         $126.61        102
MULTIMANAGER CORE BOND.............   1.30%         B         $125.28          6
MULTIMANAGER CORE BOND.............   1.34%         B         $142.91        481
MULTIMANAGER CORE BOND.............   1.35%         B         $142.73          1
MULTIMANAGER CORE BOND.............   1.45%         B         $141.01         --

MULTIMANAGER INTERNATIONAL EQUITY..   0.40%         B         $129.07         --
MULTIMANAGER INTERNATIONAL EQUITY..   0.50%         B         $160.59         --
MULTIMANAGER INTERNATIONAL EQUITY..   0.70%         B         $156.75          1
MULTIMANAGER INTERNATIONAL EQUITY..   0.90%         B         $153.00         12
MULTIMANAGER INTERNATIONAL EQUITY..   0.95%         B         $152.08         32
MULTIMANAGER INTERNATIONAL EQUITY..   1.00%         B         $151.17         --
MULTIMANAGER INTERNATIONAL EQUITY..   1.10%         B         $149.34          4
MULTIMANAGER INTERNATIONAL EQUITY..   1.20%         B         $147.53         38
MULTIMANAGER INTERNATIONAL EQUITY..   1.25%         B         $ 78.34          9
MULTIMANAGER INTERNATIONAL EQUITY..   1.30%         B         $ 90.97          2
MULTIMANAGER INTERNATIONAL EQUITY..   1.34%         B         $145.05        297
MULTIMANAGER INTERNATIONAL EQUITY..   1.34%         B         $167.56         14
MULTIMANAGER INTERNATIONAL EQUITY..   1.35%         B         $144.87         --
MULTIMANAGER INTERNATIONAL EQUITY..   1.45%         B         $143.12         --

MULTIMANAGER LARGE CAP CORE EQUITY.   0.50%         B         $166.09         --
MULTIMANAGER LARGE CAP CORE EQUITY.   0.70%         B         $162.12         --
MULTIMANAGER LARGE CAP CORE EQUITY.   0.90%         B         $158.25          1
MULTIMANAGER LARGE CAP CORE EQUITY.   0.95%         B         $157.29          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
MULTIMANAGER LARGE CAP CORE EQUITY.   1.10%         B         $154.46         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $152.59        13
MULTIMANAGER LARGE CAP CORE EQUITY.   1.25%         B         $112.70         2
MULTIMANAGER LARGE CAP CORE EQUITY.   1.30%         B         $125.64         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.34%         B         $150.02        73
MULTIMANAGER LARGE CAP CORE EQUITY.   1.45%         B         $148.02        --

MULTIMANAGER LARGE CAP VALUE.......   0.40%         B         $135.89        --
MULTIMANAGER LARGE CAP VALUE.......   0.50%         B         $188.13        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $183.64         2
MULTIMANAGER LARGE CAP VALUE.......   0.80%         B         $237.55        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $179.25         5
MULTIMANAGER LARGE CAP VALUE.......   0.95%         B         $178.17        34
MULTIMANAGER LARGE CAP VALUE.......   1.10%         B         $174.96         4
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $172.84        50
MULTIMANAGER LARGE CAP VALUE.......   1.25%         B         $109.83         9
MULTIMANAGER LARGE CAP VALUE.......   1.30%         B         $123.46         2
MULTIMANAGER LARGE CAP VALUE.......   1.34%         B         $169.93       233
MULTIMANAGER LARGE CAP VALUE.......   1.45%         B         $167.67        --

MULTIMANAGER MID CAP GROWTH........   0.50%         B         $186.49        --
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $182.04         1
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $177.69        10
MULTIMANAGER MID CAP GROWTH........   0.95%         B         $176.62        31
MULTIMANAGER MID CAP GROWTH........   1.00%         B         $175.55        --
MULTIMANAGER MID CAP GROWTH........   1.10%         B         $173.43         5
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $171.33        44
MULTIMANAGER MID CAP GROWTH........   1.25%         B         $137.69        10
MULTIMANAGER MID CAP GROWTH........   1.30%         B         $159.67         2
MULTIMANAGER MID CAP GROWTH........   1.34%         B         $168.45       379
MULTIMANAGER MID CAP GROWTH........   1.34%         B         $251.92         7
MULTIMANAGER MID CAP GROWTH........   1.35%         B         $168.24        --
MULTIMANAGER MID CAP GROWTH........   1.45%         B         $166.20        --

MULTIMANAGER MID CAP VALUE.........   0.40%         B         $143.47        --
MULTIMANAGER MID CAP VALUE.........   0.50%         B         $218.80        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $186.59        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $213.57         1
MULTIMANAGER MID CAP VALUE.........   0.80%         B         $277.56        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $208.47        11
MULTIMANAGER MID CAP VALUE.........   0.95%         B         $207.21        26
MULTIMANAGER MID CAP VALUE.........   1.10%         B         $203.48         6
MULTIMANAGER MID CAP VALUE.........   1.20%         B         $201.01        37
MULTIMANAGER MID CAP VALUE.........   1.25%         B         $127.66        12
MULTIMANAGER MID CAP VALUE.........   1.30%         B         $146.59         2
MULTIMANAGER MID CAP VALUE.........   1.34%         B         $197.63       256
MULTIMANAGER MID CAP VALUE.........   1.34%         B         $251.66         4
MULTIMANAGER MID CAP VALUE.........   1.45%         B         $194.99        --

MULTIMANAGER MULTI-SECTOR BOND.....   0.70%         A         $117.13         2
MULTIMANAGER MULTI-SECTOR BOND.....   0.90%         A         $151.74        16
MULTIMANAGER MULTI-SECTOR BOND.....   1.20%         A         $126.02         5
MULTIMANAGER MULTI-SECTOR BOND.....   1.34%         A         $166.15       448
MULTIMANAGER MULTI-SECTOR BOND.....   1.35%         A         $177.04         4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                -------- --------------- ---------- -----------
MULTIMANAGER MULTI-SECTOR BOND.   1.45%         A         $ 96.89         1
MULTIMANAGER MULTI-SECTOR BOND.   0.50%         B         $131.54         2
MULTIMANAGER MULTI-SECTOR BOND.   0.70%         B         $122.49        --
MULTIMANAGER MULTI-SECTOR BOND.   0.80%         B         $126.08        --
MULTIMANAGER MULTI-SECTOR BOND.   0.90%         B         $102.61         5
MULTIMANAGER MULTI-SECTOR BOND.   0.95%         B         $118.15        78
MULTIMANAGER MULTI-SECTOR BOND.   1.00%         B         $137.94        --
MULTIMANAGER MULTI-SECTOR BOND.   1.10%         B         $115.61        16
MULTIMANAGER MULTI-SECTOR BOND.   1.20%         B         $ 97.55       137
MULTIMANAGER MULTI-SECTOR BOND.   1.25%         B         $ 90.90        33
MULTIMANAGER MULTI-SECTOR BOND.   1.30%         B         $ 94.68         4

MULTIMANAGER SMALL CAP GROWTH..   0.50%         B         $185.94        --
MULTIMANAGER SMALL CAP GROWTH..   0.70%         B         $182.52         1
MULTIMANAGER SMALL CAP GROWTH..   0.90%         B         $179.16         5
MULTIMANAGER SMALL CAP GROWTH..   0.95%         B         $178.33        17
MULTIMANAGER SMALL CAP GROWTH..   1.00%         B         $177.50        --
MULTIMANAGER SMALL CAP GROWTH..   1.10%         B         $175.85         5
MULTIMANAGER SMALL CAP GROWTH..   1.20%         B         $174.21        28
MULTIMANAGER SMALL CAP GROWTH..   1.25%         B         $118.12         9
MULTIMANAGER SMALL CAP GROWTH..   1.30%         B         $135.18         1
MULTIMANAGER SMALL CAP GROWTH..   1.34%         B         $170.89        13
MULTIMANAGER SMALL CAP GROWTH..   1.34%         B         $171.95       261
MULTIMANAGER SMALL CAP GROWTH..   1.35%         B         $171.79        --
MULTIMANAGER SMALL CAP GROWTH..   1.45%         B         $170.19        --

MULTIMANAGER SMALL CAP VALUE...   0.50%         B         $269.12         1
MULTIMANAGER SMALL CAP VALUE...   0.70%         B         $277.93         1
MULTIMANAGER SMALL CAP VALUE...   0.90%         B         $270.01        13
MULTIMANAGER SMALL CAP VALUE...   0.95%         B         $211.53        29
MULTIMANAGER SMALL CAP VALUE...   1.00%         B         $266.13        --
MULTIMANAGER SMALL CAP VALUE...   1.10%         B         $262.29         2
MULTIMANAGER SMALL CAP VALUE...   1.20%         B         $258.49        42
MULTIMANAGER SMALL CAP VALUE...   1.25%         B         $116.59         5
MULTIMANAGER SMALL CAP VALUE...   1.30%         B         $127.23        --
MULTIMANAGER SMALL CAP VALUE...   1.34%         B         $251.15        18
MULTIMANAGER SMALL CAP VALUE...   1.34%         B         $253.28       480
MULTIMANAGER SMALL CAP VALUE...   1.35%         B         $252.91         1
MULTIMANAGER SMALL CAP VALUE...   1.45%         B         $195.43        --

MULTIMANAGER TECHNOLOGY........   0.50%         B         $182.43        --
MULTIMANAGER TECHNOLOGY........   0.70%         B         $178.07         1
MULTIMANAGER TECHNOLOGY........   0.70%         B         $202.04        --
MULTIMANAGER TECHNOLOGY........   0.80%         B         $272.85        --
MULTIMANAGER TECHNOLOGY........   0.90%         B         $173.81        12
MULTIMANAGER TECHNOLOGY........   0.95%         B         $172.77        34
MULTIMANAGER TECHNOLOGY........   1.00%         B         $171.72        --
MULTIMANAGER TECHNOLOGY........   1.10%         B         $169.65        10
MULTIMANAGER TECHNOLOGY........   1.20%         B         $167.60       117
MULTIMANAGER TECHNOLOGY........   1.25%         B         $139.07        18
MULTIMANAGER TECHNOLOGY........   1.30%         B         $163.29         2
MULTIMANAGER TECHNOLOGY........   1.34%         B         $164.77       627
MULTIMANAGER TECHNOLOGY........   1.34%         B         $255.83         5
MULTIMANAGER TECHNOLOGY........   1.35%         B         $164.57         2
MULTIMANAGER TECHNOLOGY........   1.45%         B         $162.58         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------

OPPENHEIMER MAIN STREET FUND(R)/VA..............   0.50%   SERVICE CLASS   $160.94         2
OPPENHEIMER MAIN STREET FUND(R)/VA..............   1.20%   SERVICE CLASS   $156.80         5

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.50%   ADVISOR CLASS   $101.07        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.70%   ADVISOR CLASS   $100.32        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.90%   ADVISOR CLASS   $ 99.58         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.00%   ADVISOR CLASS   $ 99.21        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.10%   ADVISOR CLASS   $ 98.84         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.20%   ADVISOR CLASS   $ 98.47        45

TARGET 2015 ALLOCATION..........................   0.40%         B         $117.16        --
TARGET 2015 ALLOCATION..........................   0.50%         B         $127.99        --
TARGET 2015 ALLOCATION..........................   0.70%         B         $126.12        --
TARGET 2015 ALLOCATION..........................   0.90%         B         $124.27        18
TARGET 2015 ALLOCATION..........................   0.95%         B         $123.81         5
TARGET 2015 ALLOCATION..........................   1.10%         B         $122.45         4
TARGET 2015 ALLOCATION..........................   1.20%         B         $121.54        25
TARGET 2015 ALLOCATION..........................   1.25%         B         $104.93        17
TARGET 2015 ALLOCATION..........................   1.34%         B         $120.29       141
TARGET 2015 ALLOCATION..........................   1.35%         B         $120.20         1

TARGET 2025 ALLOCATION..........................   0.40%         B         $122.78        --
TARGET 2025 ALLOCATION..........................   0.50%         B         $131.46        --
TARGET 2025 ALLOCATION..........................   0.70%         B         $129.54         4
TARGET 2025 ALLOCATION..........................   0.90%         B         $127.64        29
TARGET 2025 ALLOCATION..........................   0.95%         B         $127.17        10
TARGET 2025 ALLOCATION..........................   1.00%         B         $126.70        --
TARGET 2025 ALLOCATION..........................   1.10%         B         $125.77        13
TARGET 2025 ALLOCATION..........................   1.20%         B         $124.84        72
TARGET 2025 ALLOCATION..........................   1.25%         B         $106.02        12
TARGET 2025 ALLOCATION..........................   1.34%         B         $123.55       227
TARGET 2025 ALLOCATION..........................   1.35%         B         $123.46        --
TARGET 2025 ALLOCATION..........................   1.45%         B         $122.55        --

TARGET 2035 ALLOCATION..........................   0.40%         B         $126.36        --
TARGET 2035 ALLOCATION..........................   0.50%         B         $133.60        --
TARGET 2035 ALLOCATION..........................   0.70%         B         $131.65         2
TARGET 2035 ALLOCATION..........................   0.90%         B         $129.72        19
TARGET 2035 ALLOCATION..........................   0.95%         B         $129.25         6
TARGET 2035 ALLOCATION..........................   1.00%         B         $128.77        --
TARGET 2035 ALLOCATION..........................   1.10%         B         $127.82        11
TARGET 2035 ALLOCATION..........................   1.20%         B         $126.88        75
TARGET 2035 ALLOCATION..........................   1.25%         B         $106.07        11
TARGET 2035 ALLOCATION..........................   1.34%         B         $125.57       209
TARGET 2035 ALLOCATION..........................   1.35%         B         $125.47        --
TARGET 2035 ALLOCATION..........................   1.45%         B         $124.55        --

TARGET 2045 ALLOCATION..........................   0.40%         B         $129.85        --
TARGET 2045 ALLOCATION..........................   0.50%         B         $134.25        --
TARGET 2045 ALLOCATION..........................   0.70%         B         $132.29        --
TARGET 2045 ALLOCATION..........................   0.90%         B         $130.35        13
TARGET 2045 ALLOCATION..........................   0.95%         B         $129.87         6
TARGET 2045 ALLOCATION..........................   1.00%         B         $129.40        --
TARGET 2045 ALLOCATION..........................   1.10%         B         $128.44         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2013

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------
TARGET 2045 ALLOCATION................   1.20%        B          $127.49        65
TARGET 2045 ALLOCATION................   1.25%        B          $104.88         3
TARGET 2045 ALLOCATION................   1.34%        B          $126.18       149
TARGET 2045 ALLOCATION................   1.35%        B          $126.08        --
TARGET 2045 ALLOCATION................   1.45%        B          $125.15        --

TEMPLETON GLOBAL BOND SECURITIES FUND.   0.50%     CLASS 2       $119.67         2
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.70%     CLASS 2       $118.78        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.80%     CLASS 2       $118.34        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.90%     CLASS 2       $117.90         3
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.00%     CLASS 2       $117.47         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.10%     CLASS 2       $117.03         2
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.20%     CLASS 2       $116.59       224

VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.50%  CLASS S SHARES   $ 93.89         1
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.70%  CLASS S SHARES   $ 93.39        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.80%  CLASS S SHARES   $ 93.14        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.90%  CLASS S SHARES   $ 92.90        10
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.95%  CLASS S SHARES   $ 92.77         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.00%  CLASS S SHARES   $ 92.65        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.10%  CLASS S SHARES   $ 92.40         8
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.20%  CLASS S SHARES   $ 92.15        49
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.25%  CLASS S SHARES   $ 92.03        18
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.34%  CLASS S SHARES   $ 91.81       109
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.45%  CLASS S SHARES   $ 91.54        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.
+ In 2013, this Variable Investment Option exceeds the maximum expense limitation (See Note 6).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2013, the contract charges were 0.00%.


                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                               ALL ASSET        AMERICAN      AMERICAN FUNDS
                            ALL ASSET         ALL ASSET        MODERATE      CENTURY VP MID INSURANCE SERIES(R) AXA AGGRESSIVE
                      AGGRESSIVE-ALT 25*(1) GROWTH-ALT 20* GROWTH-ALT 15*(1) CAP VALUE FUND    BOND FUND(1)      ALLOCATION*
                      --------------------- -------------- ----------------- -------------- ------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...        $14,059          $  652,110        $ 4,341        $   70,685        $ 20,574        $ 12,329,547
 Expenses:
   Asset-based
    charges..........          2,955             561,134          1,242            76,016           4,408           6,022,133
                             -------          ----------        -------        ----------        --------        ------------
   Net Expenses......          2,955             561,134          1,242            76,016           4,408           6,022,133
                             -------          ----------        -------        ----------        --------        ------------

NET INVESTMENT
 INCOME (LOSS).......         11,104              90,976          3,099            (5,331)         16,166           6,307,414
                             -------          ----------        -------        ----------        --------        ------------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......          4,376             378,752            974           106,288            (582)         11,635,629
   Realized gain
    distribution
    from the
    Portfolios.......          6,231           2,703,349          2,271            76,064              --          14,013,747
                             -------          ----------        -------        ----------        --------        ------------
 Net realized gain
   (loss)............         10,607           3,082,101          3,245           182,352            (582)         25,649,376
                             -------          ----------        -------        ----------        --------        ------------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....         16,339           2,143,064          4,828         1,311,194         (22,033)         73,664,239
                             -------          ----------        -------        ----------        --------        ------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........         26,946           5,225,165          8,073         1,493,546         (22,615)         99,313,615
                             -------          ----------        -------        ----------        --------        ------------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....        $38,050          $5,316,141        $11,172        $1,488,215        $ (6,449)       $105,621,029
                             =======          ==========        =======        ==========        ========        ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH
                       STRATEGY*     ALLOCATION*    GROWTH STRATEGY*    STRATEGY*     PLUS ALLOCATION*  STRATEGY*
                      ------------ ---------------- ---------------- ---------------- ----------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $1,482,491     $1,151,947       $  229,813        $ 72,500        $ 2,762,063     $ 30,332
 Expenses:
   Asset-based
    charges..........     840,624      1,546,005          153,449          72,773          2,411,814       15,261
                       ----------     ----------       ----------        --------        -----------     --------
   Net Expenses......     840,624      1,546,005          153,449          72,773          2,411,814       15,261
                       ----------     ----------       ----------        --------        -----------     --------

NET INVESTMENT
 INCOME (LOSS).......     641,867       (394,058)          76,364            (273)           350,249       15,071
                       ----------     ----------       ----------        --------        -----------     --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......     539,086        (44,775)         153,763          36,087          1,969,245       48,043
   Realized gain
    distribution
    from the
    Portfolios.......     328,919      3,091,385           53,190          22,262          6,157,928        6,873
                       ----------     ----------       ----------        --------        -----------     --------
 Net realized gain
   (loss)............     868,005      3,046,610          206,953          58,349          8,127,173       54,916
                       ----------     ----------       ----------        --------        -----------     --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   5,908,192      1,094,104          743,284         116,791          7,841,244      155,559
                       ----------     ----------       ----------        --------        -----------     --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   6,776,197      4,140,714          950,237         175,140         15,968,417      210,475
                       ----------     ----------       ----------        --------        -----------     --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $7,418,064     $3,746,656       $1,026,601        $174,867        $16,318,666     $225,546
                       ==========     ==========       ==========        ========        ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      AXA MODERATE    AXA MODERATE    AXA MODERATE-   AXA TACTICAL AXA TACTICAL AXA TACTICAL
                      ALLOCATION*   GROWTH STRATEGY* PLUS ALLOCATION* MANAGER 400* MANAGER 500* MANAGER 2000*
                      ------------  ---------------- ---------------- ------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $ 26,732,535      $244,403       $ 20,907,018    $    9,185   $   35,605    $  3,512
 Expenses:
   Asset-based
    charges..........   22,752,608        85,235         12,294,362        61,822       89,476      33,717
   Less: Reduction
    for expense
    limitation.......   (7,242,347)           --                 --            --           --          --
                      ------------      --------       ------------    ----------   ----------    --------
   Net Expenses......   15,510,261        85,235         12,294,362        61,822       89,476      33,717
                      ------------      --------       ------------    ----------   ----------    --------

NET INVESTMENT
 INCOME (LOSS).......   11,222,274       159,168          8,612,656       (52,637)     (53,871)    (30,205)
                      ------------      --------       ------------    ----------   ----------    --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......    3,469,243       197,631         26,510,050       343,414      530,653     298,599
   Realized gain
    distribution
    from the
    Portfolios.......   47,240,809        51,352         33,896,932       248,717      564,927     285,359
                      ------------      --------       ------------    ----------   ----------    --------
 Net realized gain
   (loss)............   50,710,052       248,983         60,406,982       592,131    1,095,580     583,958
                      ------------      --------       ------------    ----------   ----------    --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  126,739,480       528,110         94,131,076       687,789      794,095     265,205
                      ------------      --------       ------------    ----------   ----------    --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  177,449,532       777,093        154,538,058     1,279,920    1,889,675     849,163
                      ------------      --------       ------------    ----------   ----------    --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $188,671,806      $936,261       $163,150,714    $1,227,283   $1,835,804    $818,958
                      ============      ========       ============    ==========   ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                       AXA TACTICAL  EQ/ALLIANCEBERNSTEIN                      EQ/AXA FRANKLIN EQ/BLACKROCK    EQ/BOSTON
                         MANAGER        DYNAMIC WEALTH    EQ/ALLIANCEBERNSTEIN    SMALL CAP    BASIC VALUE  ADVISORS EQUITY
                      INTERNATIONAL*     STRATEGIES*       SMALL CAP GROWTH*     VALUE CORE*     EQUITY*        INCOME*
                      -------------- -------------------- -------------------- --------------- ------------ ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...   $       --         $ 13,895           $    167,023       $   19,722    $  8,987,665   $ 1,942,056
 Expenses:
   Asset-based
    charges..........       67,028           40,605              4,509,114          223,691       6,999,949     1,147,709
                        ----------         --------           ------------       ----------    ------------   -----------
   Net Expenses......       67,028           40,605              4,509,114          223,691       6,999,949     1,147,709
                        ----------         --------           ------------       ----------    ------------   -----------

NET INVESTMENT
 INCOME (LOSS).......      (67,028)         (26,710)            (4,342,091)        (203,969)      1,987,716       794,347
                        ----------         --------           ------------       ----------    ------------   -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......      106,296           57,690             19,458,052        1,531,495      27,280,134     5,935,540
   Realized gain
    distribution
    from the
    Portfolios.......      513,457          161,934             32,989,330               --              --    10,600,625
                        ----------         --------           ------------       ----------    ------------   -----------
 Net realized gain
   (loss)............      619,753          219,624             52,447,382        1,531,495      27,280,134    16,536,165
                        ----------         --------           ------------       ----------    ------------   -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....      423,567          259,032             58,747,815        3,900,896     135,264,331     5,858,154
                        ----------         --------           ------------       ----------    ------------   -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........    1,043,320          478,656            111,195,197        5,432,391     162,544,465    22,394,319
                        ----------         --------           ------------       ----------    ------------   -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....   $  976,292         $451,946           $106,853,106       $5,228,422    $164,532,181   $23,188,666
                        ==========         ========           ============       ==========    ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                            EQ/EMERGING
                                                                                                              MARKETS
                           EQ/CALVERT           EQ/CAPITAL      EQ/COMMON      EQ/CORE        EQ/DAVIS        EQUITY
                      SOCIALLY RESPONSIBLE* GUARDIAN RESEARCH* STOCK INDEX*  BOND INDEX*  NEW YORK VENTURE*  PLUS*(1)
                      --------------------- ------------------ ------------  -----------  ----------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...      $  252,967          $ 2,682,311     $ 27,970,444  $ 1,343,151     $  406,973       $ 6,182
 Expenses:
   Asset-based
    charges..........         411,410            2,402,724       31,082,823    1,463,921        383,414         4,668
   Less: Reduction
    for expense
    limitation.......              --                   --       (6,070,089)          --             --            --
                           ----------          -----------     ------------  -----------     ----------       -------
   Net Expenses......         411,410            2,402,724       25,012,734    1,463,921        383,414         4,668
                           ----------          -----------     ------------  -----------     ----------       -------

NET INVESTMENT
 INCOME (LOSS).......        (158,443)             279,587        2,957,710     (120,770)        23,559         1,514
                           ----------          -----------     ------------  -----------     ----------       -------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......         750,792            3,933,378       42,810,514    1,428,440      1,858,299        15,210
                           ----------          -----------     ------------  -----------     ----------       -------
 Net realized gain
   (loss)............         750,792            3,933,378       42,810,514    1,428,440      1,858,299        15,210
                           ----------          -----------     ------------  -----------     ----------       -------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....       8,319,871           44,370,276      538,225,758   (4,652,214)     6,365,637        11,141
                           ----------          -----------     ------------  -----------     ----------       -------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........       9,070,663           48,303,654      581,036,272   (3,223,774)     8,223,936        26,351
                           ----------          -----------     ------------  -----------     ----------       -------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....      $8,912,220          $48,583,241     $583,993,982  $(3,344,544)    $8,247,495       $27,865
                           ==========          ===========     ============  ===========     ==========       =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                               EQ/FRANKLIN
                       EQ/EQUITY    EQ/EQUITY    EQ/FRANKLIN    TEMPLETON   EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                       500 INDEX*  GROWTH PLUS* CORE BALANCED* ALLOCATION*  AND ACQUISITIONS* COMPANY VALUE*
                      ------------ ------------ -------------- -----------  ----------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $ 13,996,127 $ 1,681,603    $1,843,839   $   684,334     $   85,033      $  1,605,879
 Expenses:
   Asset-based
    charges..........   12,280,723   4,553,507       984,468       740,172        252,223         7,212,620
                      ------------ -----------    ----------   -----------     ----------      ------------
   Net Expenses......   12,280,723   4,553,507       984,468       740,172        252,223         7,212,620
                      ------------ -----------    ----------   -----------     ----------      ------------

NET INVESTMENT
 INCOME (LOSS).......    1,715,404  (2,871,904)      859,371       (55,838)      (167,190)       (5,606,741)
                      ------------ -----------    ----------   -----------     ----------      ------------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......   44,844,146   8,288,447     4,310,139     3,025,773        400,437        40,634,269
   Realized gain
    distribution
    from the
    Portfolios.......           --          --            --            --        941,391        28,386,659
                      ------------ -----------    ----------   -----------     ----------      ------------
 Net realized gain
   (loss)............   44,844,146   8,288,447     4,310,139     3,025,773      1,341,828        69,020,928
                      ------------ -----------    ----------   -----------     ----------      ------------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  197,978,449  89,283,891     4,311,777     8,369,398        664,960       114,755,235
                      ------------ -----------    ----------   -----------     ----------      ------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  242,822,595  97,572,338     8,621,916    11,395,171      2,006,788       183,776,163
                      ------------ -----------    ----------   -----------     ----------      ------------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $244,537,999 $94,700,434    $9,481,287   $11,339,333     $1,839,598      $178,169,422
                      ============ ===========    ==========   ===========     ==========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                       EQ/GLOBAL   EQ/GLOBAL MULTI-   EQ/HIGH YIELD    EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL
                       BOND PLUS*   SECTOR EQUITY*  BOND PORTFOLIO*(1) GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*
                      -----------  ---------------- ------------------ ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $    10,513    $ 3,292,960         $ 45,611        $   166,424      $ 1,144,662      $ 9,494,494
 Expenses:
   Asset-based
    charges..........   1,004,286      5,178,381            4,075          1,011,956        1,685,742        5,591,068
   Less: Reduction
    for expense
    limitation.......          --             --               --            (11,183)              --               --
                      -----------    -----------         --------        -----------      -----------      -----------
   Net Expenses......   1,004,286      5,178,381            4,075          1,000,773        1,685,742        5,591,068
                      -----------    -----------         --------        -----------      -----------      -----------

NET INVESTMENT
 INCOME (LOSS).......    (993,773)    (1,885,421)          41,536           (834,349)        (541,080)       3,903,426
                      -----------    -----------         --------        -----------      -----------      -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......    (895,736)    20,790,335              911            490,055        5,166,219       (5,832,145)
   Realized gain
    distribution
    from the
    Portfolios.......   2,361,964             --            2,215                 --               --               --
                      -----------    -----------         --------        -----------      -----------      -----------
 Net realized gain
   (loss)............   1,466,228     20,790,335            3,126            490,055        5,166,219       (5,832,145)
                      -----------    -----------         --------        -----------      -----------      -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  (3,632,152)    50,510,213          (21,552)        (1,995,987)      15,111,049       80,103,046
                      -----------    -----------         --------        -----------      -----------      -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  (2,165,924)    71,300,548          (18,426)        (1,505,932)      20,277,268       74,270,901
                      -----------    -----------         --------        -----------      -----------      -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $(3,159,697)   $69,415,127         $ 23,110        $(2,340,281)     $19,736,188      $78,174,327
                      ===========    ===========         ========        ===========      ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                           EQ/INTERNATIONAL EQ/INVESCO     EQ/JPMORGAN      EQ/LARGE CAP EQ/LARGE CAP  EQ/LARGE CAP
                             VALUE PLUS*    COMSTOCK*  VALUE OPPORTUNITIES*  CORE PLUS*  GROWTH INDEX* GROWTH PLUS*
                           ---------------- ---------- -------------------- ------------ ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios............   $ 2,463,034    $1,519,160     $ 1,073,094       $   74,483   $ 1,447,863  $   426,509
 Expenses:
   Asset-based charges....     2,790,690       435,403         694,749          193,202     1,915,430    3,357,334
                             -----------    ----------     -----------       ----------   -----------  -----------
   Net Expenses...........     2,790,690       435,403         694,749          193,202     1,915,430    3,357,334
                             -----------    ----------     -----------       ----------   -----------  -----------

NET INVESTMENT INCOME
 (LOSS)...................      (327,656)    1,083,757         378,345         (118,719)     (467,567)  (2,930,825)
                             -----------    ----------     -----------       ----------   -----------  -----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss)
    on investments........     1,304,389     2,876,851       5,168,011          414,406     8,015,249   12,013,728
   Realized gain
    distribution from
    the Portfolios........            --            --              --          625,374     7,345,223           --
                             -----------    ----------     -----------       ----------   -----------  -----------
 Net realized gain (loss).     1,304,389     2,876,851       5,168,011        1,039,780    15,360,472   12,013,728
                             -----------    ----------     -----------       ----------   -----------  -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments............    35,099,458     5,516,266       9,736,487        2,981,938    24,804,820   64,863,204
                             -----------    ----------     -----------       ----------   -----------  -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS...........    36,403,847     8,393,117      14,904,498        4,021,718    40,165,292   76,876,932
                             -----------    ----------     -----------       ----------   -----------  -----------

NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS..........   $36,076,191    $9,476,874     $15,282,843       $3,902,999   $39,697,725  $73,946,107
                             ===========    ==========     ===========       ==========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                    EQ/MFS
                      EQ/LARGE CAP EQ/LARGE CAP  EQ/LORD ABBETT  INTERNATIONAL  EQ/MID CAP    EQ/MID CAP
                      VALUE INDEX* VALUE PLUS*   LARGE CAP CORE*    GROWTH*       INDEX*      VALUE PLUS*
                      ------------ ------------  --------------- ------------- ------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $   727,174  $  8,285,027    $   886,146    $   834,596  $  3,071,676  $  2,429,107
 Expenses:
   Asset-based
    charges..........     605,023    10,316,173        540,189      1,124,041     5,005,134     6,261,683
                      -----------  ------------    -----------    -----------  ------------  ------------
   Net Expenses......     605,023    10,316,173        540,189      1,124,041     5,005,134     6,261,683
                      -----------  ------------    -----------    -----------  ------------  ------------

NET INVESTMENT
 INCOME (LOSS).......     122,151    (2,031,146)       345,957       (289,445)   (1,933,458)   (3,832,576)
                      -----------  ------------    -----------    -----------  ------------  ------------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......   3,374,351   (22,502,969)     2,267,561      3,342,362    12,806,570    11,803,499
   Realized gain
    distribution
    from the
    Portfolios.......          --            --      6,634,108        954,192            --            --
                      -----------  ------------    -----------    -----------  ------------  ------------
 Net realized gain
   (loss)............   3,374,351   (22,502,969)     8,901,669      4,296,554    12,806,570    11,803,499
                      -----------  ------------    -----------    -----------  ------------  ------------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   8,610,820   233,952,953      1,358,081      6,267,747    92,480,763   121,003,596
                      -----------  ------------    -----------    -----------  ------------  ------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  11,985,171   211,449,984     10,259,750     10,564,301   105,287,333   132,807,095
                      -----------  ------------    -----------    -----------  ------------  ------------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $12,107,322  $209,418,838    $10,605,707    $10,274,856  $103,353,875  $128,974,519
                      ===========  ============    ===========    ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                        EQ/MONEY     EQ/MONTAG &    EQ/MORGAN STANLEY     EQ/MUTUAL     EQ/OPPENHEIMER EQ/PIMCO GLOBAL
                        MARKET*    CALDWELL GROWTH*  MID CAP GROWTH*  LARGE CAP EQUITY*    GLOBAL*     REAL RETURN*(1)
                      -----------  ---------------- ----------------- ----------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $        --     $  340,897       $        --       $  199,677      $ 1,864,897      $  2,349
 Expenses:
   Asset-based
    charges..........   1,085,947        538,529         3,139,943          371,292          958,980         9,704
                      -----------     ----------       -----------       ----------      -----------      --------
   Net Expenses......   1,085,947        538,529         3,139,943          371,292          958,980         9,704
                      -----------     ----------       -----------       ----------      -----------      --------

NET INVESTMENT
 INCOME (LOSS).......  (1,085,947)      (197,632)       (3,139,943)        (171,615)         905,917        (7,355)
                      -----------     ----------       -----------       ----------      -----------      --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......      (8,495)     2,625,965         4,460,003        2,442,450        3,273,973       (12,237)
   Realized gain
    distribution
    from the
    Portfolios.......         571      5,885,208        15,955,160               --               --            --
                      -----------     ----------       -----------       ----------      -----------      --------
 Net realized gain
   (loss)............      (7,924)     8,511,173        20,415,163        2,442,450        3,273,973       (12,237)
                      -----------     ----------       -----------       ----------      -----------      --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....       8,573      1,238,635        60,428,698        4,676,162       12,421,497       (34,965)
                      -----------     ----------       -----------       ----------      -----------      --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........         649      9,749,808        80,843,861        7,118,612       15,695,470       (47,202)
                      -----------     ----------       -----------       ----------      -----------      --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $(1,085,298)    $9,552,176       $77,703,918       $6,946,997      $16,601,387      $(54,557)
                      ===========     ==========       ===========       ==========      ===========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      EQ/PIMCO ULTRA  EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE  EQ/TEMPLETON       EQ/UBS
                       SHORT BOND*    BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*   GLOBAL EQUITY* GROWTH & INCOME*
                      -------------- -----------  -------------- ---------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $   787,853   $   402,593   $ 2,157,952     $        --      $  327,016      $  222,640
 Expenses:
   Asset-based
    charges..........    1,380,249     1,491,608     2,771,769       3,095,859         508,578         283,526
                       -----------   -----------   -----------     -----------      ----------      ----------
   Net Expenses......    1,380,249     1,491,608     2,771,769       3,095,859         508,578         283,526
                       -----------   -----------   -----------     -----------      ----------      ----------

NET INVESTMENT
 INCOME (LOSS).......     (592,396)   (1,089,015)     (613,817)     (3,095,859)       (181,562)        (60,886)
                       -----------   -----------   -----------     -----------      ----------      ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......       71,681    (2,120,239)   15,226,917      17,307,825       1,813,140       2,064,488
   Realized gain
    distribution
    from the
    Portfolios.......           --            --    17,558,900              --              --              --
                       -----------   -----------   -----------     -----------      ----------      ----------
 Net realized gain
   (loss)............       71,681    (2,120,239)   32,785,817      17,307,825       1,813,140       2,064,488
                       -----------   -----------   -----------     -----------      ----------      ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....     (767,536)   (1,003,201)   35,001,163      62,935,103       7,374,660       4,281,619
                       -----------   -----------   -----------     -----------      ----------      ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........     (695,855)   (3,123,440)   67,786,980      80,242,928       9,187,800       6,346,107
                       -----------   -----------   -----------     -----------      ----------      ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $(1,288,251)  $(4,212,455)  $67,173,163     $77,147,069      $9,006,238      $6,285,221
                       ===========   ===========   ===========     ===========      ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                     FIDELITY(R) VIP FIDELITY(R) VIP                                      INVESCO V.I.
                      EQ/WELLS FARGO  CONTRAFUND(R)   EQUITY-INCOME   FIDELITY(R) VIP  GOLDMAN SACHS VIT   DIVERSIFIED
                      OMEGA GROWTH*     PORTFOLIO       PORTFOLIO    MID CAP PORTFOLIO MID CAP VALUE FUND DIVIDEND FUND
                      -------------- --------------- --------------- ----------------- ------------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $        --     $ 1,608,565      $ 81,048        $   38,021         $  134,486       $ 48,317
 Expenses:
   Asset-based
    charges..........    2,088,745       2,180,373        32,391           137,305            225,000         20,004
                       -----------     -----------      --------        ----------         ----------       --------
   Net Expenses......    2,088,745       2,180,373        32,391           137,305            225,000         20,004
                       -----------     -----------      --------        ----------         ----------       --------

NET INVESTMENT
 INCOME (LOSS).......   (2,088,745)       (571,808)       48,657           (99,284)           (90,514)        28,313
                       -----------     -----------      --------        ----------         ----------       --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......    7,235,858       4,630,468        63,883            97,446          1,116,259         86,544
   Realized gain
    distribution
    from the
    Portfolios.......   41,975,996          56,331       235,291         1,772,144          1,796,386             --
                       -----------     -----------      --------        ----------         ----------       --------
 Net realized gain
   (loss)............   49,211,854       4,686,799       299,174         1,869,590          2,912,645         86,544
                       -----------     -----------      --------        ----------         ----------       --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    4,777,880      40,213,569       277,209         1,598,294          1,694,387        305,555
                       -----------     -----------      --------        ----------         ----------       --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   53,989,734      44,900,368       576,383         3,467,884          4,607,032        392,099
                       -----------     -----------      --------        ----------         ----------       --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $51,900,989     $44,328,560      $625,040        $3,368,600         $4,516,518       $420,412
                       ===========     ===========      ========        ==========         ==========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                            INVESCO V.I.
                      INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                       REAL ESTATE FUND      YIELD FUND      GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                      ------------------- ----------------- ------------- -------------------- ------------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...     $ 1,548,602         $ 879,880      $  280,167        $   62,103          $       --      $       --
 Expenses:
   Asset-based
    charges..........         493,542           205,559         309,967           146,089              77,418         347,995
                          -----------         ---------      ----------        ----------          ----------      ----------
   Net Expenses......         493,542           205,559         309,967           146,089              77,418         347,995
                          -----------         ---------      ----------        ----------          ----------      ----------

NET INVESTMENT
 INCOME (LOSS).......       1,055,060           674,321         (29,800)          (83,986)            (77,418)       (347,995)
                          -----------         ---------      ----------        ----------          ----------      ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......       2,676,086           283,984         705,429           194,289             500,147       1,168,430
   Realized gain
    distribution
    from the
    Portfolios.......              --                --              --           863,303              66,638          93,974
                          -----------         ---------      ----------        ----------          ----------      ----------
 Net realized gain
   (loss)............       2,676,086           283,984         705,429         1,057,592             566,785       1,262,404
                          -----------         ---------      ----------        ----------          ----------      ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....      (3,681,238)         (112,270)      3,468,967         1,719,961           1,345,798       5,150,959
                          -----------         ---------      ----------        ----------          ----------      ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........      (1,005,152)          171,714       4,174,396         2,777,553           1,912,583       6,413,363
                          -----------         ---------      ----------        ----------          ----------      ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....     $    49,908         $ 846,035      $4,144,596        $2,693,567          $1,835,165      $6,065,368
                          ===========         =========      ==========        ==========          ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                    LAZARD RETIREMENT     MFS(R)      MFS(R) INVESTORS
                      IVY FUNDS VIP IVY FUNDS VIP   IVY FUNDS VIP   EMERGING MARKETS   INTERNATIONAL    GROWTH STOCK
                       HIGH INCOME  MID CAP GROWTH SMALL CAP GROWTH EQUITY PORTFOLIO  VALUE PORTFOLIO      SERIES
                      ------------- -------------- ---------------- ----------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $5,462,863    $        --      $       --       $ 1,605,781      $ 1,341,721      $   32,298
 Expenses:
   Asset-based
    charges..........   1,435,138        593,783          94,561         1,316,539        1,169,148          90,902
                       ----------    -----------      ----------       -----------      -----------      ----------
   Net Expenses......   1,435,138        593,783          94,561         1,316,539        1,169,148          90,902
                       ----------    -----------      ----------       -----------      -----------      ----------

NET INVESTMENT
 INCOME (LOSS).......   4,027,725       (593,783)        (94,561)          289,242          172,573         (58,604)
                       ----------    -----------      ----------       -----------      -----------      ----------

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
   Realized gain
    (loss) on
    investments......   3,314,379        669,052         468,301          (205,220)       3,287,328         411,951
   Realized gain
    distribution
    from the
    Portfolios.......          --      1,468,388              --           668,265               --         242,722
                       ----------    -----------      ----------       -----------      -----------      ----------
 Net realized gain
   (loss)............   3,314,379      2,137,440         468,301           463,045        3,287,328         654,673
                       ----------    -----------      ----------       -----------      -----------      ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   2,300,157      9,712,670       2,211,836        (3,070,440)      16,997,406       1,193,773
                       ----------    -----------      ----------       -----------      -----------      ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   5,614,536     11,850,110       2,680,137        (2,607,395)      20,284,734       1,848,446
                       ----------    -----------      ----------       -----------      -----------      ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $9,642,261    $11,256,327      $2,585,576       $(2,318,153)     $20,457,307      $1,789,842
                       ==========    ===========      ==========       ===========      ===========      ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                          MULTIMANAGER
                      MFS(R) INVESTORS MFS(R) TECHNOLOGY MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER INTERNATIONAL
                        TRUST SERIES       PORTFOLIO          SERIES      AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*
                      ---------------- ----------------- ---------------- ------------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...    $   87,341       $       --        $1,250,919       $    662,723    $ 2,236,524   $  668,148
 Expenses:
   Asset-based
    charges..........       112,873          289,397           708,086          7,702,232      1,808,717      724,457
   Less: Reduction
    for expense
    limitation.......            --               --                --         (2,809,275)            --           --
                         ----------       ----------        ----------       ------------    -----------   ----------
   Net Expenses......       112,873          289,397           708,086          4,892,957      1,808,717      724,457
                         ----------       ----------        ----------       ------------    -----------   ----------

NET INVESTMENT
 INCOME (LOSS).......       (25,532)        (289,397)          542,833         (4,230,234)       427,807      (56,309)
                         ----------       ----------        ----------       ------------    -----------   ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......       675,559        1,300,919         2,240,874         11,241,524     (2,776,878)   2,432,375
   Realized gain
    distribution
    from the
    Portfolios.......            --           23,269         1,113,142                 --        379,339           --
                         ----------       ----------        ----------       ------------    -----------   ----------
 Net realized gain
   (loss)............       675,559        1,324,188         3,354,016         11,241,524     (2,397,539)   2,432,375
                         ----------       ----------        ----------       ------------    -----------   ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....     1,663,409        5,807,433         5,056,571        171,183,649     (3,270,201)   6,367,604
                         ----------       ----------        ----------       ------------    -----------   ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........     2,338,968        7,131,621         8,410,587        182,425,173     (5,667,740)   8,799,979
                         ----------       ----------        ----------       ------------    -----------   ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....    $2,313,436       $6,842,224        $8,953,420       $178,194,939    $(5,239,933)  $8,743,670
                         ==========       ==========        ==========       ============    ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      MULTIMANAGER
                       LARGE CAP     MULTIMANAGER    MULTIMANAGER    MULTIMANAGER     MULTIMANAGER      MULTIMANAGER
                      CORE EQUITY* LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE* MULTI-SECTOR BOND* SMALL CAP GROWTH*
                      ------------ ---------------- --------------- -------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $   84,295    $   799,858      $        --    $   230,988      $ 3,890,503        $        --
 Expenses:
   Asset-based
    charges..........     172,599        679,714          946,053        823,440        1,454,928            611,499
                       ----------    -----------      -----------    -----------      -----------        -----------
   Net Expenses......     172,599        679,714          946,053        823,440        1,454,928            611,499
                       ----------    -----------      -----------    -----------      -----------        -----------

NET INVESTMENT
 INCOME (LOSS).......     (88,304)       120,144         (946,053)      (592,452)       2,435,575           (611,499)
                       ----------    -----------      -----------    -----------      -----------        -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......   1,059,337      3,891,147        5,095,020      6,884,486       (1,713,016)         5,730,060
   Realized gain
    distribution
    from the
    Portfolios.......          --             --       22,278,543             --               --                 --
                       ----------    -----------      -----------    -----------      -----------        -----------
 Net realized gain
   (loss)............   1,059,337      3,891,147       27,373,563      6,884,486       (1,713,016)         5,730,060
                       ----------    -----------      -----------    -----------      -----------        -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   2,779,170     10,080,962       (2,872,285)    12,272,198       (3,311,677)        12,417,329
                       ----------    -----------      -----------    -----------      -----------        -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   3,838,507     13,972,109       24,501,278     19,156,684       (5,024,693)        18,147,389
                       ----------    -----------      -----------    -----------      -----------        -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $3,750,203    $14,092,253      $23,555,225    $18,564,232      $(2,589,118)       $17,535,890
                       ==========    ===========      ===========    ===========      ===========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                            PIMCO COMMODITY
                        MULTIMANAGER   MULTIMANAGER      OPPENHEIMER         REAL RETURN(R)   TARGET 2015 TARGET 2025
                      SMALL CAP VALUE* TECHNOLOGY*  MAIN STREET FUND(R)/VA STRATEGY PORTFOLIO ALLOCATION* ALLOCATION*
                      ---------------- ------------ ---------------------- ------------------ ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...   $   720,477    $        --         $  7,012            $  66,168      $  327,592  $  544,151
 Expenses:
   Asset-based
    charges..........     1,673,102      1,567,328            8,172               50,670         299,154     505,152
                        -----------    -----------         --------            ---------      ----------  ----------
   Net Expenses......     1,673,102      1,567,328            8,172               50,670         299,154     505,152
                        -----------    -----------         --------            ---------      ----------  ----------

NET INVESTMENT
 INCOME (LOSS).......      (952,625)    (1,567,328)          (1,160)              15,498          28,438      38,999
                        -----------    -----------         --------            ---------      ----------  ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......    12,777,914     11,632,879           21,662             (326,564)        913,313   1,208,894
   Realized gain
    distribution
    from the
    Portfolios.......            --             --               --                   --         776,737     727,451
                        -----------    -----------         --------            ---------      ----------  ----------
 Net realized gain
   (loss)............    12,777,914     11,632,879           21,662             (326,564)      1,690,050   1,936,345
                        -----------    -----------         --------            ---------      ----------  ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    32,850,420     25,961,864          194,211             (407,272)      1,101,423   4,521,261
                        -----------    -----------         --------            ---------      ----------  ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........    45,628,334     37,594,743          215,873             (733,836)      2,791,473   6,457,606
                        -----------    -----------         --------            ---------      ----------  ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....   $44,675,709    $36,027,415         $214,713            $(718,338)     $2,819,911  $6,496,605
                        ===========    ===========         ========            =========      ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   VAN ECK VIP
                      TARGET 2035 TARGET 2045   TEMPLETON GLOBAL   GLOBAL HARD
                      ALLOCATION* ALLOCATION* BOND SECURITIES FUND ASSETS FUND
                      ----------- ----------- -------------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $  488,660  $  354,304       $1,028,129      $   74,739
 Expenses:
   Asset-based
    charges..........    459,094     332,956          259,587         206,356
                      ----------  ----------       ----------      ----------
   Net Expenses......    459,094     332,956          259,587         206,356
                      ----------  ----------       ----------      ----------

NET INVESTMENT
 INCOME (LOSS).......     29,566      21,348          768,542        (131,617)
                      ----------  ----------       ----------      ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......  1,110,232   1,043,536         (161,967)       (465,318)
   Realized gain
    distribution
    from the
    Portfolios.......    762,434     456,177          265,449         289,743
                      ----------  ----------       ----------      ----------
 Net realized gain
   (loss)............  1,872,666   1,499,713          103,482        (175,575)
                      ----------  ----------       ----------      ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  4,869,717   4,008,208         (792,538)      1,762,505
                      ----------  ----------       ----------      ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  6,742,383   5,507,921         (689,056)      1,586,930
                      ----------  ----------       ----------      ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $6,771,949  $5,529,269       $   79,486      $1,455,313
                      ==========  ==========       ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                          ALL ASSET
                            ALL ASSET               ALL ASSET             MODERATE
                      AGGRESSIVE-ALT 25*(B)      GROWTH-ALT 20*       GROWTH-ALT 15*(B)
                      --------------------- ------------------------  -----------------
                              2013              2013         2012           2013
                      --------------------- -----------  -----------  -----------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss).....      $   11,104       $    90,976  $   154,367      $  3,099
 Net realized gain
   (loss) on
   investments.......          10,607         3,082,101    1,088,102         3,245
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....          16,339         2,143,064    1,866,134         4,828
                           ----------       -----------  -----------      --------
 Net increase
   (decrease) in
   net assets from
   operations........          38,050         5,316,141    3,108,603        11,172
                           ----------       -----------  -----------      --------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...         354,523         9,677,308    7,581,951        97,500
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....         784,065          (886,637)   5,149,541       271,308
   Redemptions for
    contract
    benefits and
    terminations.....         (19,308)       (2,648,177)  (2,398,624)          (40)
   Contract
    maintenance
    charges..........            (272)          (47,967)     (34,196)          (41)
                           ----------       -----------  -----------      --------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......       1,119,008         6,094,527   10,298,672       368,727
                           ----------       -----------  -----------      --------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........              35                --          501            --
                           ----------       -----------  -----------      --------

INCREASE (DECREASE)
 IN NET ASSETS.......       1,157,093        11,410,668   13,407,776       379,899
NET ASSETS --
 BEGINNING OF PERIOD.              --        38,706,663   25,298,887            --
                           ----------       -----------  -----------      --------

NET ASSETS -- END
OF PERIOD............      $1,157,093       $50,117,331  $38,706,663      $379,899
                           ==========       ===========  ===========      ========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............              12                96          130             4
 Redeemed............              (1)              (49)         (44)           (1)
                           ----------       -----------  -----------      --------
 Net Increase
   (Decrease)........              11                47           86             3
                           ==========       ===========  ===========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                AMERICAN FUNDS
                        AMERICAN CENTURY VP   INSURANCE SERIES(R)       AXA AGGRESSIVE
                        MID CAP VALUE FUND     BOND FUND/SM/(B)           ALLOCATION*
                      ----------------------  ------------------- --------------------------
                         2013        2012            2013             2013          2012
                      ----------  ----------  ------------------- ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (5,331) $   20,706      $   16,166      $  6,307,414  $ (1,519,117)
 Net realized gain
   (loss) on
   investments.......    182,352     128,149            (582)       25,649,376    14,696,417
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  1,311,194     198,500         (22,033)       73,664,239    33,150,613
                      ----------  ----------      ----------      ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........  1,488,215     347,355          (6,449)      105,621,029    46,327,913
                      ----------  ----------      ----------      ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  3,204,309   1,662,983         503,832        65,482,615    66,279,864
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    677,225     121,727         946,563       (19,060,950)  (23,907,917)
   Redemptions for
    contract
    benefits and
    terminations.....   (131,086)    (33,082)         (9,028)      (29,771,265)  (26,292,505)
   Contract
    maintenance
    charges..........     (9,052)     (4,118)           (123)         (909,506)     (902,776)
                      ----------  ----------      ----------      ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  3,741,396   1,747,510       1,441,244        15,740,894    15,176,666
                      ----------  ----------      ----------      ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        300          --              50                --            --
                      ----------  ----------      ----------      ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  5,229,911   2,094,865       1,434,845       121,361,923    61,504,579
NET ASSETS --
 BEGINNING OF PERIOD.  3,763,744   1,668,879              --       418,525,757   357,021,178
                      ----------  ----------      ----------      ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $8,993,655  $3,763,744      $1,434,845      $539,887,680  $418,525,757
                      ==========  ==========      ==========      ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............         --          --              --               563           622
 Redeemed............         --          --              --              (466)         (501)
                      ----------  ----------      ----------      ------------  ------------
 Net Increase
   (Decrease)........         --          --              --                97           121
                      ==========  ==========      ==========      ============  ============
UNIT ACTIVITY CLASS
II
 Issued..............         32          18              --                --            --
 Redeemed............         (4)         (3)             --                --            --
                      ----------  ----------      ----------      ------------  ------------
 Net Increase
   (Decrease)........         28          15              --                --            --
                      ==========  ==========      ==========      ============  ============
UNIT ACTIVITY CLASS
4
 Issued..............         --          --              15                --            --
 Redeemed............         --          --              (1)               --            --
                      ----------  ----------      ----------      ------------  ------------
 Net Increase
   (Decrease)........         --          --              14                --            --
                      ==========  ==========      ==========      ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                 AXA                        AXA                       AXA
                              BALANCED                 CONSERVATIVE               CONSERVATIVE
                              STRATEGY*                 ALLOCATION*             GROWTH STRATEGY*
                      ------------------------  --------------------------  -----------------------
                          2013         2012         2013          2012          2013        2012
                      -----------  -----------  ------------  ------------  -----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   641,867  $  (175,772) $   (394,058) $   (480,522) $    76,364  $  (30,204)
 Net realized gain
   (loss) on
   investments.......     868,005      246,110     3,046,610     1,350,180      206,953      88,394
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   5,908,192    2,678,525     1,094,104     2,958,199      743,284     337,483
                      -----------  -----------  ------------  ------------  -----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........   7,418,064    2,748,863     3,746,656     3,827,857    1,026,601     395,673
                      -----------  -----------  ------------  ------------  -----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  21,119,741   15,231,495    15,712,288    18,828,585    3,283,699   3,288,499
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   3,844,470    1,286,468    (7,367,044)    2,722,319    1,254,528     906,872
   Redemptions for
    contract
    benefits and
    terminations.....  (1,987,918)  (1,231,200)  (12,979,050)  (17,130,404)    (411,044)   (712,766)
   Contract
    maintenance
    charges..........    (587,946)    (396,471)     (195,676)     (181,409)     (88,261)    (63,597)
                      -----------  -----------  ------------  ------------  -----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  22,388,347   14,890,292    (4,829,482)    4,239,091    4,038,922   3,419,008
                      -----------  -----------  ------------  ------------  -----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........         (45)          --            --            --           --          --
                      -----------  -----------  ------------  ------------  -----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......  29,806,366   17,639,155    (1,082,826)    8,066,948    5,065,523   3,814,681
NET ASSETS --
 BEGINNING OF PERIOD.  51,773,388   34,134,233   124,092,270   116,025,322    9,767,256   5,952,575
                      -----------  -----------  ------------  ------------  -----------  ----------

NET ASSETS -- END
 OF PERIOD........... $81,579,754  $51,773,388  $123,009,444  $124,092,270  $14,832,779  $9,767,256
                      ===========  ===========  ============  ============  ===========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Redeemed............          --           (3)           --            --           --          --
                      -----------  -----------  ------------  ------------  -----------  ----------
 Net Increase
   (Decrease)........          --           (3)           --            --           --          --
                      ===========  ===========  ============  ============  ===========  ==========

UNIT ACTIVITY CLASS
B
 Issued..............         223          155           256           284           59          42
 Redeemed............         (46)         (24)         (293)         (247)         (22)        (13)
                      -----------  -----------  ------------  ------------  -----------  ----------
 Net Increase
   (Decrease)........         177          131           (37)           37           37          29
                      ===========  ===========  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                         AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS          AXA GROWTH
                             STRATEGY*                ALLOCATION*                STRATEGY*
                      ----------------------  --------------------------  ----------------------
                         2013        2012         2013          2012         2013        2012
                      ----------  ----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $     (273) $   (9,359) $    350,249  $   (736,184) $   15,071  $   (5,350)
 Net realized gain
   (loss) on
   investments.......     58,349      23,055     8,127,173     4,635,444      54,916      12,394
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    116,791      83,831     7,841,244     6,032,702     155,559     115,828
                      ----------  ----------  ------------  ------------  ----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........    174,867      97,527    16,318,666     9,931,962     225,546     122,872
                      ----------  ----------  ------------  ------------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  1,497,027     875,788    29,296,246    30,850,487          --          --
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  1,453,198     697,142    (4,430,092)   (3,107,789)         --      (5,264)
   Redemptions for
    contract
    benefits and
    terminations.....   (354,511)   (308,159)  (17,621,816)  (17,102,390)   (204,120)    (27,561)
   Contract
    maintenance
    charges..........    (38,280)    (31,206)     (389,114)     (367,880)        (26)         --
                      ----------  ----------  ------------  ------------  ----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  2,557,434   1,233,565     6,855,224    10,272,428    (204,146)    (32,825)
                      ----------  ----------  ------------  ------------  ----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        500          --            --            --           8          --
                      ----------  ----------  ------------  ------------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......  2,732,801   1,331,092    23,173,890    20,204,390      21,408      90,047
NET ASSETS --
 BEGINNING OF PERIOD.  4,100,286   2,769,194   180,317,497   160,113,107   1,266,621   1,176,574
                      ----------  ----------  ------------  ------------  ----------  ----------

NET ASSETS -- END
 OF PERIOD........... $6,833,087  $4,100,286  $203,491,387  $180,317,497  $1,288,029  $1,266,621
                      ==========  ==========  ============  ============  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............         --          --            --            --          --           3
 Redeemed............         --          --            --            --          (2)         (3)
                      ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase
   (Decrease)........         --          --            --            --          (2)         --
                      ==========  ==========  ============  ============  ==========  ==========

UNIT ACTIVITY CLASS
B
 Issued..............         36          18           319           347          --          --
 Redeemed............        (13)         (6)         (268)         (261)         --          --
                      ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase
   (Decrease)........         23          12            51            86          --          --
                      ==========  ==========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                    AXA                                                     AXA
                                 MODERATE                   AXA MODERATE               MODERATE-PLUS
                                ALLOCATION*             GROWTH STRATEGY*(A)             ALLOCATION*
                      ------------------------------  -----------------------  ----------------------------
                           2013            2012           2013        2012          2013           2012
                      --------------  --------------  -----------  ----------  --------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   11,222,274  $   (2,423,795) $   159,168  $    9,548  $    8,612,656  $ (3,985,566)
 Net realized gain
   (loss) on
   investments.......     50,710,052       1,720,706      248,983      12,453      60,406,982     2,494,868
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    126,739,480     118,284,296      528,110      23,176      94,131,076    83,311,021
                      --------------  --------------  -----------  ----------  --------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........    188,671,806     117,581,207      936,261      45,177     163,150,714    81,820,323
                      --------------  --------------  -----------  ----------  --------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    147,367,893     145,708,248    6,170,588   1,541,469     116,052,877   119,063,673
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (54,167,094)    (66,730,650)   3,415,430   1,043,870     (39,755,882)  (55,683,884)
   Redemptions for
    contract
    benefits and
    terminations.....   (146,887,606)   (137,782,450)    (688,091)    (49,195)    (71,389,379)  (60,405,351)
   Contract
    maintenance
    charges..........     (2,145,103)     (2,143,994)     (16,075)       (264)     (1,732,695)   (1,780,572)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....       (186,025)         49,330           --          --              --            --
                      --------------  --------------  -----------  ----------  --------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......    (56,017,935)    (60,899,516)   8,881,852   2,535,880       3,174,921     1,193,866
                      --------------  --------------  -----------  ----------  --------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      1,549,598       1,051,602        2,000          --         (47,000)       31,200
                      --------------  --------------  -----------  ----------  --------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......    134,203,469      57,733,293    9,820,113   2,581,057     166,278,635    83,045,389
NET ASSETS --
 BEGINNING OF PERIOD.  1,589,850,228   1,532,116,935    2,581,057          --     890,786,915   807,741,526
                      --------------  --------------  -----------  ----------  --------------  ------------

NET ASSETS -- END
 OF PERIOD........... $1,724,053,697  $1,589,850,228  $12,401,170  $2,581,057  $1,057,065,550  $890,786,915
                      ==============  ==============  ===========  ==========  ==============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          1,123           1,358           --          --              --            --
 Redeemed............         (2,301)         (2,501)          --          --              --            --
                      --------------  --------------  -----------  ----------  --------------  ------------
 Net Increase
   (Decrease)........         (1,178)         (1,143)          --          --              --            --
                      ==============  ==============  ===========  ==========  ==============  ============

UNIT ACTIVITY CLASS
B
 Issued..............            591             562          104          28             935         1,027
 Redeemed............           (326)           (367)         (25)         (4)           (916)       (1,022)
                      --------------  --------------  -----------  ----------  --------------  ------------
 Net Increase
   (Decrease)........            265             195           79          24              19             5
                      ==============  ==============  ===========  ==========  ==============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                AXA                     AXA                     AXA
                             TACTICAL                TACTICAL                TACTICAL
                           MANAGER 400*            MANAGER 500*            MANAGER 2000*
                      ----------------------  ----------------------  ----------------------
                         2013        2012        2013        2012        2013        2012
                      ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (52,637) $  (29,452) $  (53,871) $  (27,043) $  (30,205) $  (13,643)
 Net realized gain
   (loss) on
   investments.......    592,131     (75,122)  1,095,580     239,043     583,958      40,741
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    687,789     498,667     794,095     370,759     265,205     178,864
                      ----------  ----------  ----------  ----------  ----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........  1,227,283     394,093   1,835,804     582,759     818,958     205,962
                      ----------  ----------  ----------  ----------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    946,780     530,773   1,292,839   1,179,299     390,552     370,649
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  1,125,739      (7,305)    654,607     480,752     667,972     133,027
   Redemptions for
    contract
    benefits and
    terminations.....   (451,195)   (233,192)   (443,940)   (345,395)   (158,716)   (132,727)
   Contract
    maintenance
    charges..........     (4,429)     (3,155)     (7,797)     (5,920)     (2,084)     (1,579)
                      ----------  ----------  ----------  ----------  ----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  1,616,895     287,121   1,495,709   1,308,736     897,724     369,370
                      ----------  ----------  ----------  ----------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......  2,844,178     681,214   3,331,513   1,891,495   1,716,682     575,332
NET ASSETS --
 BEGINNING OF PERIOD.  3,273,415   2,592,201   5,612,617   3,721,122   1,866,789   1,291,457
                      ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END
 OF PERIOD........... $6,117,593  $3,273,415  $8,944,130  $5,612,617  $3,583,471  $1,866,789
                      ==========  ==========  ==========  ==========  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............         26          15          68          43          23          17
 Redeemed............        (14)        (12)        (57)        (31)        (17)        (13)
                      ----------  ----------  ----------  ----------  ----------  ----------
 Net Increase
   (Decrease)........         12           3          11          12           6           4
                      ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           AXA TACTICAL        EQ/ALLIANCEBERNSTEIN      EQ/ALLIANCEBERNSTEIN
                              MANAGER             DYNAMIC WEALTH               SMALL CAP
                          INTERNATIONAL*          STRATEGIES*(A)                GROWTH*
                      ----------------------  ----------------------  --------------------------
                         2013        2012        2013        2012         2013          2012
                      ----------  ----------  ----------  ----------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (67,028) $  (23,089) $  (26,710) $      149  $ (4,342,091) $ (3,309,693)
 Net realized gain
   (loss) on
   investments.......    619,753    (194,178)    219,624       9,560    52,447,382    29,964,869
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    423,567     767,834     259,032      20,823    58,747,815    13,162,841
                      ----------  ----------  ----------  ----------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........    976,292     550,567     451,946      30,532   106,853,106    39,818,017
                      ----------  ----------  ----------  ----------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  1,041,230     898,448   1,877,570     509,783    16,761,092    15,789,861
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    569,112     175,294   1,848,885     896,569   (12,030,654)  (16,538,369)
   Redemptions for
    contract
    benefits and
    terminations.....   (332,592)   (275,158)   (160,718)    (17,063)  (27,009,446)  (25,080,199)
   Contract
    maintenance
    charges..........     (5,085)     (4,082)     (2,297)       (109)     (249,646)     (266,333)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....         --          --          --          --      (538,615)     (159,416)
                      ----------  ----------  ----------  ----------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  1,272,665     794,502   3,563,440   1,389,180   (23,067,269)  (26,254,456)
                      ----------  ----------  ----------  ----------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........         --          --       1,000          --       533,317       158,907
                      ----------  ----------  ----------  ----------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  2,248,957   1,345,069   4,016,386   1,419,712    84,319,154    13,722,468
NET ASSETS --
 BEGINNING OF PERIOD.  4,447,232   3,102,163   1,419,712          --   304,032,395   290,309,927
                      ----------  ----------  ----------  ----------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $6,696,189  $4,447,232  $5,436,098  $1,419,712  $388,351,549  $304,032,395
                      ==========  ==========  ==========  ==========  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............         --          --          --          --           134           132
 Redeemed............         --          --          --          --          (214)         (240)
                      ----------  ----------  ----------  ----------  ------------  ------------
 Net Increase
   (Decrease)........         --          --          --          --           (80)         (108)
                      ==========  ==========  ==========  ==========  ============  ============

UNIT ACTIVITY CLASS
B
 Issued..............         22          20          37          15            53            53
 Redeemed............        (10)        (12)         (4)         (2)          (51)          (60)
                      ----------  ----------  ----------  ----------  ------------  ------------
 Net Increase
   (Decrease)........         12           8          33          13             2            (7)
                      ==========  ==========  ==========  ==========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                               EQ/AXA                  EQ/BLACKROCK                 EQ/BOSTON
                         FRANKLIN SMALL CAP             BASIC VALUE              ADVISORS EQUITY
                             VALUE CORE*                  EQUITY*                    INCOME*
                      ------------------------  --------------------------  -------------------------
                          2013         2012         2013          2012          2013          2012
                      -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (203,969) $   (81,404) $  1,987,716  $  1,336,317  $    794,347  $   506,613
 Net realized gain
   (loss) on
   investments.......   1,531,495      577,638    27,280,134    (8,311,293)   16,536,165    4,567,924
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   3,900,896    1,543,107   135,264,331    56,328,176     5,858,154    4,149,246
                      -----------  -----------  ------------  ------------  ------------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   5,228,422    2,039,341   164,532,181    49,353,200    23,188,666    9,223,783
                      -----------  -----------  ------------  ------------  ------------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   1,782,998    1,530,753    52,985,779    47,952,016    10,561,385    6,976,894
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (790,201)    (947,358)   (6,523,076)  (11,142,520)    6,855,555    3,993,362
   Redemptions for
    contract
    benefits and
    terminations.....  (1,400,728)  (1,328,597)  (38,232,673)  (31,707,039)   (5,997,068)  (4,938,615)
   Contract
    maintenance
    charges..........     (11,882)     (11,920)     (397,380)     (375,316)      (69,717)     (63,421)
                      -----------  -----------  ------------  ------------  ------------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......    (419,813)    (757,122)    7,832,650     4,727,141    11,350,155    5,968,220
                      -----------  -----------  ------------  ------------  ------------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --            --            --            --        2,499
                      -----------  -----------  ------------  ------------  ------------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   4,808,609    1,282,219   172,364,831    54,080,341    34,538,821   15,194,502
NET ASSETS --
 BEGINNING OF PERIOD.  15,133,441   13,851,222   456,821,784   402,741,443    70,746,755   55,552,253
                      -----------  -----------  ------------  ------------  ------------  -----------

NET ASSETS -- END
 OF PERIOD........... $19,942,050  $15,133,441  $629,186,615  $456,821,784  $105,285,576  $70,746,755
                      ===========  ===========  ============  ============  ============  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............          55           44           391           415           184          155
 Redeemed............         (59)         (52)         (339)         (369)          (99)        (107)
                      -----------  -----------  ------------  ------------  ------------  -----------
 Net Increase
   (Decrease)........          (4)          (8)           52            46            85           48
                      ===========  ===========  ============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                             EQ/CALVERT                 EQ/CAPITAL                     EQ/COMMON
                        SOCIALLY RESPONSIBLE*       GUARDIAN RESEARCH*               STOCK INDEX*
                      ------------------------  --------------------------  ------------------------------
                          2013         2012         2013          2012           2013            2012
                      -----------  -----------  ------------  ------------  --------------  --------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (158,443) $   (77,200) $    279,587  $   (647,521) $    2,957,710  $    7,821,075
 Net realized gain
   (loss) on
   investments.......     750,792     (252,419)    3,933,378      (566,978)     42,810,514      (2,853,747)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   8,319,871    3,916,392    44,370,276    25,315,504     538,225,758     261,721,619
                      -----------  -----------  ------------  ------------  --------------  --------------
 Net increase
   (decrease) in
   net assets from
   operations........   8,912,220    3,586,773    48,583,241    24,101,005     583,993,982     266,688,947
                      -----------  -----------  ------------  ------------  --------------  --------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   3,106,745    2,742,225     7,715,272     8,688,808      50,496,994      55,009,274
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (221,644)  (1,324,791)   (4,127,075)   (7,590,712)    (66,809,049)    (96,691,521)
   Redemptions for
    contract
    benefits and
    terminations.....  (1,695,626)  (1,704,440)  (15,122,491)  (13,973,266)   (189,565,586)   (178,196,255)
   Contract
    maintenance
    charges..........     (33,626)     (33,345)     (110,095)     (121,224)     (1,381,024)     (1,509,507)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....          --           --            --            --      (2,483,771)       (148,437)
                      -----------  -----------  ------------  ------------  --------------  --------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   1,155,849     (320,351)  (11,644,389)  (12,996,394)   (209,742,436)   (221,536,446)
                      -----------  -----------  ------------  ------------  --------------  --------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........    (207,858)          --       (30,000)           --       4,659,626       1,383,676
                      -----------  -----------  ------------  ------------  --------------  --------------

INCREASE (DECREASE)
 IN NET ASSETS.......   9,860,211    3,266,422    36,908,852    11,104,611     378,911,172      46,536,177
NET ASSETS --
 BEGINNING OF PERIOD.  26,974,469   23,708,047   166,786,718   155,682,107   1,976,299,731   1,929,763,554
                      -----------  -----------  ------------  ------------  --------------  --------------

NET ASSETS -- END
 OF PERIOD........... $36,834,680  $26,974,469  $203,695,570  $166,786,718  $2,355,210,903  $1,976,299,731
                      ===========  ===========  ============  ============  ==============  ==============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          --           --            --            --             328             335
 Redeemed............          --           --            --            --            (865)           (990)
                      -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase
   (Decrease)........          --           --            --            --            (537)           (655)
                      ===========  ===========  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS
B
 Issued..............          48           51            92           125             154              83
 Redeemed............         (37)         (54)         (161)         (218)           (141)           (169)
                      -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase
   (Decrease)........          11           (3)          (69)          (93)             13             (86)
                      ===========  ===========  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                          EQ/DAVIS           EQ/EMERGING
                                EQ/CORE                   NEW YORK          MARKETS EQUITY
                              BOND INDEX*                 VENTURE*             PLUS*(B)
                      --------------------------  ------------------------  --------------
                          2013          2012          2013         2012          2013
                      ------------  ------------  -----------  -----------  --------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (120,770) $    207,606  $    23,559  $  (110,086)   $    1,514
 Net realized gain
   (loss) on
   investments.......    1,428,440      (309,555)   1,858,299    1,331,911        15,210
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (4,652,214)    2,366,021    6,365,637    1,418,686        11,141
                      ------------  ------------  -----------  -----------    ----------
 Net increase
   (decrease) in
   net assets from
   operations........   (3,344,544)    2,264,072    8,247,495    2,640,511        27,865
                      ------------  ------------  -----------  -----------    ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   10,710,801    10,702,806    3,057,049    3,470,860       207,626
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (3,723,903)   (1,242,487)  (1,470,209)  (2,643,690)    1,014,234
   Redemptions for
    contract
    benefits and
    terminations.....  (11,605,364)  (13,485,005)  (2,683,046)  (2,318,425)      (16,022)
   Contract
    maintenance
    charges..........     (105,890)     (124,130)     (20,940)     (22,100)         (104)
                      ------------  ------------  -----------  -----------    ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (4,724,356)   (4,148,816)  (1,117,146)  (1,513,355)    1,205,734
                      ------------  ------------  -----------  -----------    ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........           --         1,698           --        3,400            --
                      ------------  ------------  -----------  -----------    ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   (8,068,900)   (1,883,046)   7,130,349    1,130,556     1,233,599
NET ASSETS --
 BEGINNING OF PERIOD.  120,953,667   122,836,713   26,654,280   25,523,724            --
                      ------------  ------------  -----------  -----------    ----------

NET ASSETS -- END
 OF PERIOD........... $112,884,767  $120,953,667  $33,784,629  $26,654,280    $1,233,599
                      ============  ============  ===========  ===========    ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............          180           196           51           61            19
 Redeemed............         (221)         (230)         (62)         (82)           (7)
                      ------------  ------------  -----------  -----------    ----------
 Net Increase
   (Decrease)........          (41)          (34)         (11)         (21)           12
                      ============  ============  ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                EQ/EQUITY                    EQ/EQUITY                 EQ/FRANKLIN
                               500 INDEX*                  GROWTH PLUS*              CORE BALANCED*
                      ----------------------------  --------------------------  ------------------------
                           2013           2012          2013          2012          2013         2012
                      --------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $    1,715,404  $  3,135,705  $ (2,871,904) $ (2,271,119) $   859,371  $ 1,288,838
 Net realized gain
   (loss) on
   investments.......     44,844,146    17,594,428     8,288,447    (2,631,241)   4,310,139    3,483,263
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    197,978,449    83,075,715    89,283,891    44,087,585    4,311,777    1,935,083
                      --------------  ------------  ------------  ------------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........    244,537,999   103,805,848    94,700,434    39,185,225    9,481,287    6,707,184
                      --------------  ------------  ------------  ------------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...     60,864,880    56,288,874    22,440,774    25,914,166    5,648,855    5,335,983
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (13,746,921)  (25,634,165)  (21,889,154)  (30,605,668)   1,131,744   (2,804,290)
   Redemptions for
    contract
    benefits and
    terminations.....    (72,027,032)  (65,459,038)  (25,318,184)  (25,063,924)  (7,515,959)  (7,351,512)
   Contract
    maintenance
    charges..........       (658,458)     (688,625)     (294,657)     (339,544)     (64,673)     (69,483)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....       (637,359)     (170,533)           --            --           --           --
                      --------------  ------------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......    (26,204,890)  (35,663,487)  (25,061,221)  (30,094,970)    (800,033)  (4,889,302)
                      --------------  ------------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        452,363       170,535       (40,000)       29,502      (20,000)          --
                      --------------  ------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......    218,785,472    68,312,896    69,599,213     9,119,757    8,661,254    1,817,882
NET ASSETS --
 BEGINNING OF PERIOD.    831,784,431   763,471,535   320,234,944   311,115,187   72,647,017   70,829,135
                      --------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $1,050,569,903  $831,784,431  $389,834,157  $320,234,944  $81,308,271  $72,647,017
                      ==============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............            294           322            --            --           --           --
 Redeemed............           (405)         (448)           --            --           --           --
                      --------------  ------------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........           (111)         (126)           --            --           --           --
                      ==============  ============  ============  ============  ===========  ===========

UNIT ACTIVITY CLASS
B
 Issued..............            274           264           171           199          112          113
 Redeemed............           (165)         (215)         (316)         (403)        (117)        (161)
                      --------------  ------------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........            109            49          (145)         (204)          (5)         (48)
                      ==============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                             EQ/FRANKLIN                EQ/GAMCO
                              TEMPLETON                MERGERS AND                 EQ/GAMCO
                             ALLOCATION*              ACQUISITIONS*          SMALL COMPANY VALUE*
                      ------------------------  ------------------------  --------------------------
                          2013         2012         2013         2012         2013          2012
                      -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (55,838) $   259,310  $  (167,190) $  (248,519) $ (5,606,741) $     87,930
 Net realized gain
   (loss) on
   investments.......   3,025,773    2,034,742    1,341,828      954,537    69,020,928    45,258,145
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   8,369,398    3,822,764      664,960       47,859   114,755,235    16,868,250
                      -----------  -----------  -----------  -----------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........  11,339,333    6,116,816    1,839,598      753,877   178,169,422    62,214,325
                      -----------  -----------  -----------  -----------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   5,806,451    5,837,685    1,311,738    1,459,629    67,293,245    56,481,085
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....     331,697   (2,403,732)     614,416     (646,423)   11,337,703    (2,473,639)
   Redemptions for
    contract
    benefits and
    terminations.....  (4,909,962)  (4,212,769)  (2,107,910)  (1,908,147)  (34,515,062)  (27,115,196)
   Contract
    maintenance
    charges..........     (68,333)     (72,027)     (12,939)     (16,777)     (415,561)     (363,138)
                      -----------  -----------  -----------  -----------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   1,159,853     (850,843)    (194,695)  (1,111,718)   43,700,325    26,529,112
                      -----------  -----------  -----------  -----------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --           --           --       (25,500)       18,002
                      -----------  -----------  -----------  -----------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  12,499,186    5,265,973    1,644,903     (357,841)  221,844,247    88,761,439
NET ASSETS --
 BEGINNING OF PERIOD.  51,696,760   46,430,787   19,475,397   19,833,238   456,753,343   367,991,904
                      -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $64,195,946  $51,696,760  $21,120,300  $19,475,397  $678,597,590  $456,753,343
                      ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............         106          113           35           31           592           542
 Redeemed............         (96)        (122)         (36)         (40)         (401)         (395)
                      -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase
   (Decrease)........          10           (9)          (1)          (9)          191           147
                      ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                              EQ/GLOBAL                   EQ/GLOBAL          EQ/HIGH YIELD BOND
                              BOND PLUS*            MULTI-SECTOR EQUITY*       PORTFOLIO*(B)
                      -------------------------  --------------------------  ------------------
                          2013          2012         2013          2012             2013
                      ------------  -----------  ------------  ------------  ------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (993,773) $   159,705  $ (1,885,421) $    475,493      $   41,536
 Net realized gain
   (loss) on
   investments.......    1,466,228    4,476,454    20,790,335    25,359,247           3,126
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (3,632,152)  (2,575,551)   50,510,213    27,635,835         (21,552)
                      ------------  -----------  ------------  ------------      ----------
 Net increase
   (decrease) in
   net assets from
   operations........   (3,159,697)   2,060,608    69,415,127    53,470,575          23,110
                      ------------  -----------  ------------  ------------      ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    7,272,410    8,544,005    29,833,489    33,973,954         387,450
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (7,781,285)     891,163   (23,949,938)  (30,453,380)        606,150
   Redemptions for
    contract
    benefits and
    terminations.....   (7,775,229)  (8,616,147)  (31,928,255)  (29,393,074)         (6,043)
   Contract
    maintenance
    charges..........      (52,866)     (58,965)     (321,652)     (356,036)           (221)
                      ------------  -----------  ------------  ------------      ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (8,336,970)     760,056   (26,366,356)  (26,228,536)        987,336
                      ------------  -----------  ------------  ------------      ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........           --        7,599       (55,000)        5,001              50
                      ------------  -----------  ------------  ------------      ----------

INCREASE (DECREASE)
 IN NET ASSETS.......  (11,496,667)   2,828,263    42,993,771    27,247,040       1,010,496
NET ASSETS --
 BEGINNING OF PERIOD.   86,454,714   83,626,451   382,178,697   354,931,657              --
                      ------------  -----------  ------------  ------------      ----------

NET ASSETS -- END
 OF PERIOD........... $ 74,958,047  $86,454,714  $425,172,468  $382,178,697      $1,010,496
                      ============  ===========  ============  ============      ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............          127          168           206           302              12
 Redeemed............         (195)        (162)         (338)         (436)             (2)
                      ------------  -----------  ------------  ------------      ----------
 Net Increase
   (Decrease)........          (68)           6          (132)         (134)             10
                      ============  ===========  ============  ============      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           EQ/INTERMEDIATE            EQ/INTERNATIONAL            EQ/INTERNATIONAL
                           GOVERNMENT BOND*              CORE PLUS*                 EQUITY INDEX*
                      -------------------------  --------------------------  --------------------------
                          2013          2012         2013          2012          2013          2012
                      ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (834,349) $  (938,107) $   (541,080) $    221,543  $  3,903,426  $  6,627,799
 Net realized gain
   (loss) on
   investments.......      490,055    1,065,472     5,166,219       930,442    (5,832,145)  (27,411,288)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (1,995,987)    (383,986)   15,111,049    15,922,231    80,103,046    75,777,376
                      ------------  -----------  ------------  ------------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........   (2,340,281)    (256,621)   19,736,188    17,074,216    78,174,327    54,993,887
                      ------------  -----------  ------------  ------------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    3,785,939    5,605,519    13,713,906    15,038,268    21,858,507    24,800,814
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (5,351,611)  (4,659,508)  (10,476,872)  (15,101,480)  (18,382,618)  (27,366,498)
   Redemptions for
    contract
    benefits and
    terminations.....   (8,968,615)  (9,059,486)   (9,313,911)   (9,781,238)  (36,502,353)  (34,906,233)
   Contract
    maintenance
    charges..........      (72,720)     (86,721)     (111,992)     (120,545)     (342,576)     (381,951)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....      (29,118)      66,456            --            --      (104,814)     (148,733)
                      ------------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (10,636,125)  (8,133,740)   (6,188,869)   (9,964,995)  (33,473,854)  (38,002,601)
                      ------------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      103,003      (28,887)          250         1,999       (40,184)      148,733
                      ------------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  (12,873,403)  (8,419,248)   13,547,569     7,111,220    44,660,289    17,140,019
NET ASSETS --
 BEGINNING OF PERIOD.   87,309,643   95,728,891   127,021,030   119,909,810   411,657,076   394,517,057
                      ------------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $ 74,436,240  $87,309,643  $140,568,599  $127,021,030  $456,317,365  $411,657,076
                      ============  ===========  ============  ============  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............           32           43            --            --           265           342
 Redeemed............          (70)         (75)           --            --          (482)         (603)
                      ------------  -----------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          (38)         (32)           --            --          (217)         (261)
                      ============  ===========  ============  ============  ============  ============

UNIT ACTIVITY CLASS
B
 Issued..............           13           29           158           197            52            44
 Redeemed............          (42)         (44)         (212)         (301)          (90)         (125)
                      ------------  -----------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          (29)         (15)          (54)         (104)          (38)          (81)
                      ============  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           EQ/INTERNATIONAL              EQ/INVESCO                EQ/JPMORGAN
                              VALUE PLUS*                 COMSTOCK*           VALUE OPPORTUNITIES*
                      --------------------------  ------------------------  ------------------------
                          2013          2012          2013         2012         2013         2012
                      ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (327,656) $  1,046,510  $ 1,083,757  $       562  $   378,345  $  (157,044)
 Net realized gain
   (loss) on
   investments.......    1,304,389   (18,807,398)   2,876,851    1,780,459    5,168,011     (365,247)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   35,099,458    48,061,208    5,516,266    2,094,260    9,736,487    6,631,487
                      ------------  ------------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   36,076,191    30,300,320    9,476,874    3,875,281   15,282,843    6,109,196
                      ------------  ------------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   15,381,166    17,512,451    2,514,607    2,005,096    3,735,264    3,468,031
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (13,723,860)  (17,411,890)   5,114,419     (389,508)    (269,693)  (3,137,172)
   Redemptions for
    contract
    benefits and
    terminations.....  (18,111,043)  (16,575,786)  (2,512,322)  (1,668,035)  (4,825,426)  (4,219,899)
   Contract
    maintenance
    charges..........     (180,910)     (203,167)     (18,291)     (18,776)     (42,053)     (41,728)
                      ------------  ------------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (16,634,647)  (16,678,392)   5,098,413      (71,223)  (1,401,908)  (3,930,768)
                      ------------  ------------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      (28,290)       21,002           --        1,999      (30,000)          --
                      ------------  ------------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   19,413,254    13,642,930   14,575,287    3,806,057   13,850,935    2,178,428
NET ASSETS --
 BEGINNING OF PERIOD.  211,692,025   198,049,095   26,680,663   22,874,606   45,445,482   43,267,054
                      ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $231,105,279  $211,692,025  $41,255,950  $26,680,663  $59,296,417  $45,445,482
                      ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............          156           245           93           46           63           68
 Redeemed............         (285)         (383)         (55)         (47)         (72)         (94)
                      ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........         (129)         (138)          38           (1)          (9)         (26)
                      ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                              EQ/LARGE                 EQ/LARGE CAP                EQ/LARGE CAP
                           CAP CORE PLUS*              GROWTH INDEX*               GROWTH PLUS*
                      ------------------------  --------------------------  --------------------------
                          2013         2012         2013          2012          2013          2012
                      -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (118,719) $   (26,909) $   (467,567) $    (88,789) $ (2,930,825) $ (1,788,755)
 Net realized gain
   (loss) on
   investments.......   1,039,780    1,732,981    15,360,472     4,588,063    12,013,728    10,425,351
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   2,981,938       49,355    24,804,820    11,202,753    64,863,204    18,650,217
                      -----------  -----------  ------------  ------------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........   3,902,999    1,755,427    39,697,725    15,702,027    73,946,107    27,286,813
                      -----------  -----------  ------------  ------------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...     949,894    1,009,584    10,285,948     8,604,276    10,683,617    11,494,730
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (420,576)  (1,594,104)   (1,885,219)     (537,915)  (11,963,124)  (13,714,939)
   Redemptions for
    contract
    benefits and
    terminations.....  (1,399,866)  (1,477,645)  (11,524,841)  (10,771,430)  (19,737,131)  (19,471,137)
   Contract
    maintenance
    charges..........     (10,197)     (11,125)     (116,000)     (120,551)     (216,896)     (243,165)
                      -----------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......    (880,745)  (2,073,290)   (3,240,112)   (2,825,620)  (21,233,534)  (21,934,511)
                      -----------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........     (47,500)          --            --            --       (39,500)        1,400
                      -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......   2,974,754     (317,863)   36,457,613    12,876,407    52,673,073     5,353,702
NET ASSETS --
 BEGINNING OF PERIOD.  13,486,698   13,804,561   131,434,895   118,558,488   230,652,384   225,298,682
                      -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END
OF PERIOD............ $16,461,452  $13,486,698  $167,892,508  $131,434,895  $283,325,457  $230,652,384
                      ===========  ===========  ============  ============  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          15           23           219           259            97           132
 Redeemed............         (24)         (44)         (256)         (296)         (215)         (271)
                      -----------  -----------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          (9)         (21)          (37)          (37)         (118)         (139)
                      ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                            EQ/LARGE CAP               EQ/LARGE CAP              EQ/LORD ABBETT
                            VALUE INDEX*                VALUE PLUS*              LARGE CAP CORE*
                      ------------------------  --------------------------  ------------------------
                          2013         2012         2013          2012          2013         2012
                      -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   122,151  $   285,827  $ (2,031,146) $  1,716,692  $   345,957  $   (68,332)
 Net realized gain
   (loss) on
   investments.......   3,374,351    2,324,897   (22,502,969)  (58,332,902)   8,901,669    1,493,647
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   8,610,820    2,711,222   233,952,953   152,399,937    1,358,081    3,890,413
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........  12,107,322    5,321,946   209,418,838    95,783,727   10,605,707    5,315,728
                      -----------  -----------  ------------  ------------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   5,271,112    4,265,331    34,502,260    40,653,802    3,659,219    4,346,711
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (807,200)  (1,819,926)  (36,964,110)  (54,062,350)  (3,980,907)  (6,476,149)
   Redemptions for
    contract
    benefits and
    terminations.....  (3,903,334)  (3,100,275)  (68,273,412)  (62,632,767)  (2,977,070)  (3,665,378)
   Contract
    maintenance
    charges..........     (36,508)     (34,382)     (613,768)     (675,198)     (25,455)     (26,803)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....          --           --      (539,105)      (86,046)          --           --
                      -----------  -----------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......     524,070     (689,252)  (71,888,135)  (76,802,559)  (3,324,213)  (5,821,619)
                      -----------  -----------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --        1,600       299,105       109,046           --        2,999
                      -----------  -----------  ------------  ------------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  12,631,392    4,634,294   137,829,808    19,090,214    7,281,494     (502,892)
NET ASSETS --
 BEGINNING OF PERIOD.  40,232,884   35,598,590   711,494,680   692,404,466   39,255,450   39,758,342
                      -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $52,864,276  $40,232,884  $849,324,488  $711,494,680  $46,536,944  $39,255,450
                      ===========  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          --           --           309           424           --           --
 Redeemed............          --           --          (801)       (1,039)          --           --
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........          --           --          (492)         (615)          --           --
                      ===========  ===========  ============  ============  ===========  ===========

UNIT ACTIVITY
CLASS B
 Issued..............         149          128            47            58           40           54
 Redeemed............        (144)        (141)         (123)         (181)         (64)        (103)
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........           5          (13)          (76)         (123)         (24)         (49)
                      ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                        EQ/MFS INTERNATIONAL            EQ/MID CAP                  EQ/MID CAP
                               GROWTH*                    INDEX*                    VALUE PLUS*
                      ------------------------  --------------------------  --------------------------
                          2013         2012         2013          2012          2013          2012
                      -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (289,445) $  (182,344) $ (1,933,458) $   (979,275) $ (3,832,576) $   (437,082)
 Net realized gain
   (loss) on
   investments.......   4,296,554    1,590,786    12,806,570    (2,334,603)   11,803,499    (2,141,118)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   6,267,747   10,431,662    92,480,763    49,751,851   121,003,596    68,424,769
                      -----------  -----------  ------------  ------------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........  10,274,856   11,840,104   103,353,875    46,437,973   128,974,519    65,846,569
                      -----------  -----------  ------------  ------------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  11,209,829    8,849,499    29,937,453    27,187,641    24,776,824    26,778,620
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   2,563,649    1,829,230    (6,503,120)  (16,694,384)  (23,569,665)  (31,042,565)
   Redemptions for
    contract
    benefits and
    terminations.....  (6,856,793)  (5,165,047)  (27,868,335)  (22,949,273)  (37,209,914)  (34,975,014)
   Contract
    maintenance
    charges..........     (55,186)     (49,718)     (280,185)     (291,224)     (368,726)     (395,602)
                      -----------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   6,861,499    5,463,964    (4,714,187)  (12,747,240)  (36,371,481)  (39,634,561)
                      -----------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --        3,397        (4,000)       11,999       (34,000)       11,000
                      -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  17,136,355   17,307,465    98,635,688    33,702,732    92,569,038    26,223,008
NET ASSETS --
 BEGINNING OF PERIOD.  80,382,828   63,075,363   336,232,062   302,529,330   426,233,391   400,010,383
                      -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $97,519,183  $80,382,828  $434,867,750  $336,232,062  $518,802,429  $426,233,391
                      ===========  ===========  ============  ============  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............         153          159           359           363           188           212
 Redeemed............        (110)        (120)         (388)         (455)         (373)         (464)
                      -----------  -----------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          43           39           (29)          (92)         (185)         (252)
                      ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                               EQ/MONEY             EQ/MONTAG & CALDWELL         EQ/MORGAN STANLEY
                                MARKET*                    GROWTH*                MID CAP GROWTH*
                      --------------------------  ------------------------  --------------------------
                          2013          2012          2013         2012         2013          2012
                      ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ (1,085,947) $ (1,209,261) $  (197,632) $  (174,134) $ (3,139,943) $ (1,703,813)
 Net realized gain
   (loss) on
   investments.......       (7,924)       (4,881)   8,511,173    2,650,762    20,415,163     9,703,247
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....        8,573         5,689    1,238,635    1,648,294    60,428,698     5,359,705
                      ------------  ------------  -----------  -----------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........   (1,085,298)   (1,208,453)   9,552,176    4,124,922    77,703,918    13,359,139
                      ------------  ------------  -----------  -----------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   33,596,471    27,121,855    2,337,911    2,915,746    30,155,363    34,261,350
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (20,823,221)  (15,369,412)  (2,649,040)  (2,074,517)  (18,259,808)   (6,364,911)
   Redemptions for
    contract
    benefits and
    terminations.....  (19,780,508)  (20,891,537)  (3,461,400)  (3,428,394)  (14,932,738)  (13,219,575)
   Contract
    maintenance
    charges..........     (113,628)     (115,488)     (25,665)     (28,629)     (195,010)     (176,626)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....      222,018        52,521           --           --            --            --
                      ------------  ------------  -----------  -----------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (6,898,868)   (9,202,061)  (3,798,194)  (2,615,794)   (3,232,193)   14,500,238
                      ------------  ------------  -----------  -----------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........     (647,017)       14,479           --          491            --            --
                      ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......   (8,631,183)  (10,396,035)   5,753,982    1,509,619    74,471,725    27,859,377
NET ASSETS --
 BEGINNING OF PERIOD.   95,272,642   105,668,677   38,861,269   37,351,650   215,646,092   187,786,715
                      ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $ 86,641,459  $ 95,272,642  $44,615,251  $38,861,269  $290,117,817  $215,646,092
                      ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............       11,886         7,547           --           --            --            --
 Redeemed............      (11,667)       (7,511)          --           --            --            --
                      ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase
   (Decrease)........          219            36           --           --            --            --
                      ============  ============  ===========  ===========  ============  ============

UNIT ACTIVITY
CLASS B
 Issued..............       53,704        26,804           34           55           246           418
 Redeemed............      (52,046)      (25,325)         (56)         (73)         (265)         (330)
                      ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase
   (Decrease)........        1,658         1,479          (22)         (18)          (19)           88
                      ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           EQ/MUTUAL LARGE           EQ/OPPENHEIMER       EQ/PIMCO GLOBAL
                             CAP EQUITY*                 GLOBAL*          REAL RETURN*(B)
                      ------------------------  ------------------------  ---------------
                          2013         2012         2013         2012          2013
                      -----------  -----------  -----------  -----------  ---------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (171,615) $    12,933  $   905,917  $  (221,159)   $   (7,355)
 Net realized gain
   (loss) on
   investments.......   2,442,450      758,304    3,273,973    1,418,001       (12,237)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   4,676,162    2,434,742   12,421,497    8,489,212       (34,965)
                      -----------  -----------  -----------  -----------    ----------
 Net increase
   (decrease) in
   net assets from
   operations........   6,946,997    3,205,979   16,601,387    9,686,054       (54,557)
                      -----------  -----------  -----------  -----------    ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   1,909,188    2,156,206   10,573,506    8,087,992       937,413
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (2,001,654)  (2,451,369)   5,574,620   (1,161,003)    1,522,249
   Redemptions for
    contract
    benefits and
    terminations.....  (2,434,815)  (2,586,497)  (5,052,772)  (3,985,829)      (25,019)
   Contract
    maintenance
    charges..........     (34,067)     (35,851)     (53,811)     (46,199)         (116)
                      -----------  -----------  -----------  -----------    ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (2,561,348)  (2,917,511)  11,041,543    2,894,961     2,434,527
                      -----------  -----------  -----------  -----------    ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --           --           --         1,000
                      -----------  -----------  -----------  -----------    ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   4,385,649      288,468   27,642,930   12,581,015     2,380,970
NET ASSETS --
 BEGINNING OF PERIOD.  26,271,243   25,982,775   62,008,620   49,427,605            --
                      -----------  -----------  -----------  -----------    ----------

NET ASSETS -- END
 OF PERIOD........... $30,656,892  $26,271,243  $89,651,550  $62,008,620    $2,380,970
                      ===========  ===========  ===========  ===========    ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          27           30          205          167            32
 Redeemed............         (53)         (61)        (117)        (137)           (7)
                      -----------  -----------  -----------  -----------    ----------
 Net Increase
   (Decrease)........         (26)         (31)          88           30            25
                      ===========  ===========  ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                            EQ/PIMCO ULTRA                EQ/QUALITY                   EQ/SMALL
                              SHORT BOND*                 BOND PLUS*                COMPANY INDEX*
                      --------------------------  --------------------------  --------------------------
                          2013          2012          2013          2012          2013          2012
                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (592,396) $   (831,963) $ (1,089,015) $   (902,507) $   (613,817) $    468,297
 Net realized gain
   (loss) on
   investments.......       71,681        87,758    (2,120,239)   (2,613,240)   32,785,817    14,234,391
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....     (767,536)    1,055,818    (1,003,201)    5,312,570    35,001,163     9,611,442
                      ------------  ------------  ------------  ------------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........   (1,288,251)      311,613    (4,212,455)    1,796,823    67,173,163    24,314,130
                      ------------  ------------  ------------  ------------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   10,844,706    11,813,894     6,981,330     7,926,442    16,417,578    15,862,173
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (4,327,364)   (6,967,452)   (6,614,894)   (7,598,123)   (7,690,501)  (11,923,075)
   Redemptions for
    contract
    benefits and
    terminations.....  (13,288,433)  (13,862,469)  (13,065,799)  (14,006,494)  (15,465,824)  (13,326,787)
   Contract
    maintenance
    charges..........      (90,209)     (105,200)      (97,510)     (121,783)     (154,248)     (161,393)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....           --            --        11,607        (7,105)           --            --
                      ------------  ------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (6,861,300)   (9,121,227)  (12,785,266)  (13,807,063)   (6,892,995)   (9,549,082)
                      ------------  ------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........           --            --      (111,606)      150,961      (281,000)           --
                      ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......   (8,149,551)   (8,809,614)  (17,109,327)  (11,859,279)   59,999,168    14,765,048
NET ASSETS --
 BEGINNING OF PERIOD.  115,188,446   123,998,060   125,743,903   137,603,182   190,857,941   176,092,893
                      ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $107,038,895  $115,188,446  $108,634,576  $125,743,903  $250,857,109  $190,857,941
                      ============  ============  ============  ============  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............           --             3            48            56            --            --
 Redeemed............           --            (3)         (104)         (116)           --            --
                      ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........           --            --           (56)          (60)           --            --
                      ============  ============  ============  ============  ============  ============

UNIT ACTIVITY
CLASS B
 Issued..............          219           223            28            32           145           201
 Redeemed............         (285)         (304)          (51)          (50)         (176)         (241)
                      ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          (66)          (81)          (23)          (18)          (31)          (40)
                      ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           EQ/T. ROWE PRICE             EQ/TEMPLETON                 EQ/UBS
                             GROWTH STOCK*             GLOBAL EQUITY*           GROWTH & INCOME*
                      --------------------------  ------------------------  ------------------------
                          2013          2012          2013         2012         2013         2012
                      ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ (3,095,859) $ (2,357,755) $  (181,562) $    22,081  $   (60,886) $   (88,273)
 Net realized gain
   (loss) on
   investments.......   17,307,825    12,264,853    1,813,140    1,474,559    2,064,488    1,804,301
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   62,935,103    16,903,157    7,374,660    3,755,690    4,281,619      341,316
                      ------------  ------------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   77,147,069    26,810,255    9,006,238    5,252,330    6,285,221    2,057,344
                      ------------  ------------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   31,395,920    26,312,793    4,739,311    4,337,054    1,284,954    1,287,843
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....      587,195    14,123,257      (99,800)  (1,460,613)     253,995   (1,853,562)
   Redemptions for
    contract
    benefits and
    terminations.....  (15,774,617)  (12,107,073)  (3,003,169)  (2,603,134)  (1,640,012)  (1,386,645)
   Contract
    maintenance
    charges..........     (181,247)     (155,800)     (46,193)     (44,257)     (14,741)     (15,264)
                      ------------  ------------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   16,027,251    28,173,177    1,590,149      229,050     (115,804)  (1,967,628)
                      ------------  ------------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........           --            --      (18,000)       5,999           --           --
                      ------------  ------------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   93,174,320    54,983,432   10,578,387    5,487,379    6,169,417       89,716
NET ASSETS --
 BEGINNING OF PERIOD.  204,880,784   149,897,352   34,851,704   29,364,325   18,984,758   18,895,042
                      ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END
OF PERIOD............ $298,055,104  $204,880,784  $45,430,091  $34,851,704  $25,154,175  $18,984,758
                      ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          411           553           79           80           48           40
 Redeemed............         (293)         (307)         (64)         (76)         (49)         (56)
                      ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........          118           246           15            4           (1)         (16)
                      ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  FIDELITY(R) VIP
                            EQ/WELLS FARGO              FIDELITY(R) VIP            EQUITY-INCOME
                             OMEGA GROWTH*          CONTRAFUND(R) PORTFOLIO          PORTFOLIO
                      --------------------------  --------------------------  ----------------------
                          2013          2012          2013          2012         2013        2012
                      ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ (2,088,745) $ (1,525,010) $   (571,808) $     85,658  $   48,657  $   38,831
 Net realized gain
   (loss) on
   investments.......   49,211,854    10,559,525     4,686,799     1,397,507     299,174     104,910
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    4,777,880     9,709,315    40,213,569    11,049,882     277,209       9,887
                      ------------  ------------  ------------  ------------  ----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........   51,900,989    18,743,830    44,328,560    12,533,047     625,040     153,628
                      ------------  ------------  ------------  ------------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   13,082,882    11,000,842    34,326,361    28,754,031   1,361,437   1,035,046
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   14,237,882    14,917,968    12,742,662    24,475,461     288,131      82,176
   Redemptions for
    contract
    benefits and
    terminations.....  (13,014,491)   (9,399,165)   (7,637,882)   (5,042,291)   (122,876)    (17,021)
   Contract
    maintenance
    charges..........      (62,598)      (59,028)     (117,936)      (75,329)     (4,559)     (2,883)
                      ------------  ------------  ------------  ------------  ----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   14,243,675    16,460,617    39,313,205    48,111,872   1,522,133   1,097,318
                      ------------  ------------  ------------  ------------  ----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      (30,000)           --        (4,710)        4,000       9,910          90
                      ------------  ------------  ------------  ------------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   66,114,664    35,204,447    83,637,055    60,648,919   2,157,083   1,251,036
NET ASSETS --
 BEGINNING OF PERIOD.  131,547,810    96,343,363   131,738,109    71,089,190   1,910,924     659,888
                      ------------  ------------  ------------  ------------  ----------  ----------

NET ASSETS -- END
 OF PERIOD........... $197,662,474  $131,547,810  $215,375,164  $131,738,109  $4,068,007  $1,910,924
                      ============  ============  ============  ============  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          349           401            --            --          --          --
 Redeemed............         (247)         (264)           --            --          --          --
                      ------------  ------------  ------------  ------------  ----------  ----------
 Net Increase
   (Decrease)........          102           137            --            --          --          --
                      ============  ============  ============  ============  ==========  ==========

UNIT ACTIVITY
SERVICE CLASS 2
 Issued..............           --            --           461           551          13          12
 Redeemed............           --            --          (176)         (145)         (3)         (1)
                      ------------  ------------  ------------  ------------  ----------  ----------
 Net Increase
   (Decrease)........           --            --           285           406          10          11
                      ============  ============  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                      FIDELITY(R) VIP MID CAP      GOLDMAN SACHS VIT     INVESCO V.I. DIVERSIFIED
                             PORTFOLIO            MID CAP VALUE FUND         DIVIDEND FUND
                      -----------------------  ------------------------  -----------------------
                          2013        2012         2013         2012        2013         2012
                      -----------  ----------  -----------  -----------   ----------   --------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (99,284) $  (40,312) $   (90,514) $     8,742  $   28,313    $  4,549
 Net realized gain
   (loss) on
   investments.......   1,869,590     625,823    2,912,645      283,210      86,544       4,909
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   1,598,294      46,597    1,694,387      717,132     305,555      46,080
                      -----------  ----------  -----------  -----------   ----------   --------
 Net increase
   (decrease) in
   net assets from
   operations........   3,368,600     632,108    4,516,518    1,009,084     420,412      55,538
                      -----------  ----------  -----------  -----------   ----------   --------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   4,983,970   3,139,570    4,694,056    1,956,864   1,824,672     474,790
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....     245,765     (44,825)   4,746,779    4,377,840     630,286      55,707
   Redemptions for
    contract
    benefits and
    terminations.....    (226,140)   (119,293)    (840,714)    (254,616)    (48,026)       (897)
   Contract
    maintenance
    charges..........     (20,749)    (12,576)     (10,800)      (5,506)     (1,488)       (308)
                      -----------  ----------  -----------  -----------   ----------   --------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   4,982,846   2,962,876    8,589,321    6,074,582   2,405,444     529,292
                      -----------  ----------  -----------  -----------   ----------   --------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........       2,500          --        4,300          366         275          (7)
                      -----------  ----------  -----------  -----------   ----------   --------

INCREASE (DECREASE)
 IN NET ASSETS.......   8,353,946   3,594,984   13,110,139    7,084,032   2,826,131     584,823
NET ASSETS --
 BEGINNING OF PERIOD.   7,525,413   3,930,429   10,956,971    3,872,939     723,842     139,019
                      -----------  ----------  -----------  -----------   ----------   --------

NET ASSETS -- END
 OF PERIOD........... $15,879,359  $7,525,413  $24,067,110  $10,956,971  $3,549,973    $723,842
                      ===========  ==========  ===========  ===========   ==========   ========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
SERIES II
 Issued..............          --          --           --           --          21           7
 Redeemed............          --          --           --           --          (3)         (1)
                      -----------  ----------  -----------  -----------   ----------   --------
 Net Increase
   (Decrease)........          --          --           --           --          18           6
                      ===========  ==========  ===========  ===========   ==========   ========

UNIT ACTIVITY
SERVICE CLASS 2
 Issued..............          48          34           --           --          --          --
 Redeemed............          (9)         (6)          --           --          --          --
                      -----------  ----------  -----------  -----------   ----------   --------
 Net Increase
   (Decrease)........          39          28           --           --          --          --
                      ===========  ==========  ===========  ===========   ==========   ========

UNIT ACTIVITY
SERVICE SHARES
 Issued..............          --          --          117          109          --          --
 Redeemed............          --          --          (46)         (48)         --          --
                      -----------  ----------  -----------  -----------   ----------   --------
 Net Increase
   (Decrease)........          --          --           71           61          --          --
                      ===========  ==========  ===========  ===========   ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                         INVESCO V.I. GLOBAL          INVESCO V.I.        INVESCO V.I. INTERNATIONAL
                          REAL ESTATE FUND           HIGH YIELD FUND             GROWTH FUND
                      ------------------------  ------------------------  ------------------------
                          2013         2012         2013         2012         2013          2012
                      -----------  -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ 1,055,060  $  (147,881) $   674,321  $   397,542  $   (29,800)  $    35,486
 Net realized gain
   (loss) on
   investments.......   2,676,086      148,463      283,984      280,971      705,429       (14,570)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  (3,681,238)   4,461,501     (112,270)     275,451    3,468,967     1,727,011
                      -----------  -----------  -----------  -----------  -----------   -----------
 Net increase
   (decrease) in
   net assets from
   operations........      49,908    4,462,083      846,035      953,964    4,144,596     1,747,927
                      -----------  -----------  -----------  -----------  -----------   -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   8,532,225    4,680,508    4,780,415    3,287,676    5,838,937     4,336,655
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   5,710,441   10,571,632    2,355,656    6,155,761    3,273,120     5,396,176
   Redemptions for
    contract
    benefits and
    terminations.....  (2,325,594)  (1,473,678)  (1,295,992)    (459,156)  (1,096,998)     (410,410)
   Contract
    maintenance
    charges..........     (20,324)     (11,819)      (9,103)      (3,301)     (20,871)      (14,367)
                      -----------  -----------  -----------  -----------  -----------   -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  11,896,748   13,766,643    5,830,976    8,980,980    7,994,188     9,308,054
                      -----------  -----------  -----------  -----------  -----------   -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        (320)          --          (73)          73          942            57
                      -----------  -----------  -----------  -----------  -----------   -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  11,946,336   18,228,726    6,676,938    9,935,017   12,139,726    11,056,038
NET ASSETS --
 BEGINNING OF PERIOD.  30,274,641   12,045,915   12,652,335    2,717,318   19,462,685     8,406,647
                      -----------  -----------  -----------  -----------  -----------   -----------

NET ASSETS -- END
 OF PERIOD........... $42,220,977  $30,274,641  $19,329,273  $12,652,335  $31,602,411   $19,462,685
                      ===========  ===========  ===========  ===========  ===========   ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
SERIES II
 Issued..............         212          182          101          140          112           118
 Redeemed............        (123)         (63)         (49)         (53)         (41)          (22)
                      -----------  -----------  -----------  -----------  -----------   -----------
 Net Increase
   (Decrease)........          89          119           52           87           71            96
                      ===========  ===========  ===========  ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                        INVESCO V.I. MID CAP   INVESCO V.I. SMALL CAP          IVY FUNDS
                          CORE EQUITY FUND           EQUITY FUND              VIP ENERGY
                      -----------------------  ----------------------  ------------------------
                          2013        2012        2013        2012         2013         2012
                      -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (83,986) $ (111,710) $  (77,418) $  (54,923) $  (347,995) $  (246,487)
 Net realized gain
   (loss) on
   investments.......   1,057,592      22,478     566,785      33,741    1,262,404   (1,399,861)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   1,719,961     788,581   1,345,798     509,778    5,150,959    1,566,061
                      -----------  ----------  ----------  ----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   2,693,567     699,349   1,835,165     488,596    6,065,368      (80,287)
                      -----------  ----------  ----------  ----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   1,722,261   1,621,303     960,898     824,644    4,967,292    4,330,568
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (101,191)  1,074,583     569,870    (118,408)   2,922,046    2,742,353
   Redemptions for
    contract
    benefits and
    terminations.....    (770,351)   (640,132)   (497,650)   (297,470)  (1,886,894)  (1,380,879)
   Contract
    maintenance
    charges..........      (6,944)     (5,725)     (3,318)     (2,743)     (16,922)     (11,933)
                      -----------  ----------  ----------  ----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......     843,775   2,050,029   1,029,800     406,023    5,985,522    5,680,109
                      -----------  ----------  ----------  ----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   3,537,342   2,749,378   2,864,965     894,619   12,050,890    5,599,822
NET ASSETS --
 BEGINNING OF PERIOD.   9,766,482   7,017,104   4,644,284   3,749,665   21,722,165   16,122,343
                      -----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $13,303,824  $9,766,482  $7,509,249  $4,644,284  $33,773,055  $21,722,165
                      ===========  ==========  ==========  ==========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
COMMON SHARES
 Issued..............          --          --          --          --          129          123
 Redeemed............          --          --          --          --          (84)         (71)
                      -----------  ----------  ----------  ----------  -----------  -----------
 Net Increase
   (Decrease)........          --          --          --          --           45           52
                      ===========  ==========  ==========  ==========  ===========  ===========

UNIT ACTIVITY
SERIES II
 Issued..............          26          39          21          18           --           --
 Redeemed............         (18)        (21)        (13)        (16)          --           --
                      -----------  ----------  ----------  ----------  -----------  -----------
 Net Increase
   (Decrease)........           8          18           8           2           --           --
                      ===========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                          IVY FUNDS VIP HIGH       IVY FUNDS VIP MID CAP     IVY FUNDS VIP SMALL
                                INCOME                    GROWTH                  CAP GROWTH
                      -------------------------  ------------------------  -----------------------
                          2013          2012         2013         2012         2013        2012
                      ------------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  4,027,725  $ 2,591,540  $  (593,783) $  (216,772) $   (94,561) $  (56,615)
 Net realized gain
   (loss) on
   investments.......    3,314,379      225,052    2,137,440    1,529,477      468,301     199,026
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    2,300,157    5,955,479    9,712,670      151,104    2,211,836    (172,860)
                      ------------  -----------  -----------  -----------  -----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........    9,642,261    8,772,071   11,256,327    1,463,809    2,585,576     (30,449)
                      ------------  -----------  -----------  -----------  -----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   25,292,633   14,953,394   10,345,803    4,946,843    1,304,395   1,139,167
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   18,802,765   35,243,259   16,834,213   16,260,377    1,197,447   1,774,045
   Redemptions for
    contract
    benefits and
    terminations.....   (8,070,773)  (3,891,371)  (2,652,925)    (947,975)    (380,761)   (107,620)
   Contract
    maintenance
    charges..........      (57,205)     (30,061)     (23,036)      (7,066)      (5,198)     (3,101)
                      ------------  -----------  -----------  -----------  -----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   35,967,420   46,275,221   24,504,055   20,252,179    2,115,883   2,802,491
                      ------------  -----------  -----------  -----------  -----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        2,042          457        3,096        4,404           --          --
                      ------------  -----------  -----------  -----------  -----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   45,611,723   55,047,749   35,763,478   21,720,392    4,701,459   2,772,042
NET ASSETS --
 BEGINNING OF PERIOD.   88,396,129   33,348,380   27,512,718    5,792,326    5,529,099   2,757,057
                      ------------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END
 OF PERIOD........... $134,007,852  $88,396,129  $63,276,196  $27,512,718  $10,230,558  $5,529,099
                      ============  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
COMMON SHARES
 Issued..............          473          498          309          259           52          50
 Redeemed............         (207)        (116)         (92)         (50)         (33)        (22)
                      ------------  -----------  -----------  -----------  -----------  ----------
 Net Increase
   (Decrease)........          266          382          217          209           19          28
                      ============  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                          LAZARD RETIREMENT
                           EMERGING MARKETS         MFS(R) INTERNATIONAL       MFS(R) INVESTORS
                           EQUITY PORTFOLIO           VALUE PORTFOLIO         GROWTH STOCK SERIES
                      -------------------------  -------------------------  ----------------------
                          2013          2012         2013          2012        2013        2012
                      ------------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $    289,242  $   495,355  $    172,573  $   105,917  $  (58,604) $  (44,473)
 Net realized gain
   (loss) on
   investments.......      463,045     (329,161)    3,287,328      171,021     654,673     339,525
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (3,070,440)  11,761,140    16,997,406    5,864,928   1,193,773     236,991
                      ------------  -----------  ------------  -----------  ----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........   (2,318,153)  11,927,334    20,457,307    6,141,866   1,789,842     532,043
                      ------------  -----------  ------------  -----------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   22,500,829   17,206,069    21,060,894   12,148,835   1,456,422   1,322,332
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   10,320,483   20,577,756    26,392,706   15,897,187     686,160   1,297,442
   Redemptions for
    contract
    benefits and
    terminations.....   (5,924,011)  (3,946,053)   (4,641,528)  (2,154,893)   (435,965)   (280,946)
   Contract
    maintenance
    charges..........      (74,095)     (51,141)      (60,988)     (35,266)     (5,710)     (3,176)
                      ------------  -----------  ------------  -----------  ----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   26,823,206   33,786,631    42,751,084   25,855,863   1,700,907   2,335,652
                      ------------  -----------  ------------  -----------  ----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      (20,000)          --         2,460        4,040          --          --
                      ------------  -----------  ------------  -----------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   24,485,053   45,713,965    63,210,851   32,001,769   3,490,749   2,867,695
NET ASSETS --
 BEGINNING OF PERIOD.   91,664,934   45,950,969    61,848,140   29,846,371   5,419,376   2,551,681
                      ------------  -----------  ------------  -----------  ----------  ----------

NET ASSETS -- END
OF PERIOD............ $116,149,987  $91,664,934  $125,058,991  $61,848,140  $8,910,125  $5,419,376
                      ============  ===========  ============  ===========  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
SERVICE CLASS
 Issued..............           --           --           411          313          25          28
 Redeemed............           --           --          (101)         (87)        (13)        (10)
                      ------------  -----------  ------------  -----------  ----------  ----------
 Net Increase
   (Decrease)........           --           --           310          226          12          18
                      ============  ===========  ============  ===========  ==========  ==========

UNIT ACTIVITY
SERVICE SHARES
 Issued..............          460          491            --           --          --          --
 Redeemed............         (212)        (163)           --           --          --          --
                      ------------  -----------  ------------  -----------  ----------  ----------
 Net Increase
   (Decrease)........          248          328            --           --          --          --
                      ============  ===========  ============  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                          MFS(R) INVESTORS         MFS(R) TECHNOLOGY         MFS(R) UTILITIES
                            TRUST SERIES               PORTFOLIO                  SERIES
                      -----------------------  ------------------------  ------------------------
                          2013        2012         2013         2012         2013         2012
                      -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (25,532) $  (22,130) $  (289,397) $  (195,871) $   542,833  $ 1,767,985
 Net realized gain
   (loss) on
   investments.......     675,559     111,930    1,324,188      669,975    3,354,016      255,076
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   1,663,409     609,816    5,807,433      821,345    5,056,571    1,559,970
                      -----------  ----------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   2,313,436     699,616    6,842,224    1,295,449    8,953,420    3,583,031
                      -----------  ----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   1,389,648     913,000    3,953,354    3,150,132   10,757,886    7,328,209
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   1,169,146   1,425,684    2,394,705    5,332,127    8,492,170   11,757,394
   Redemptions for
    contract
    benefits and
    terminations.....    (425,672)   (189,917)  (1,279,352)    (865,131)  (3,070,037)  (1,691,164)
   Contract
    maintenance
    charges..........      (5,637)     (4,334)     (12,031)      (7,491)     (25,481)     (13,172)
                      -----------  ----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   2,127,485   2,144,433    5,056,676    7,609,637   16,154,538   17,381,267
                      -----------  ----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........         401          66        1,482        1,521        1,000          (42)
                      -----------  ----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   4,441,322   2,844,115   11,900,382    8,906,607   25,108,958   20,964,256
NET ASSETS --
 BEGINNING OF PERIOD.   6,232,141   3,388,026   18,531,112    9,624,505   41,304,735   20,340,479
                      -----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $10,673,463  $6,232,141  $30,431,494  $18,531,112  $66,413,693  $41,304,735
                      ===========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
SERVICE CLASS
 Issued..............          35          28           89          119          207          230
 Redeemed............         (19)        (10)         (56)         (62)         (94)         (89)
                      -----------  ----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........          16          18           33           57          113          141
                      ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                             MULTIMANAGER                MULTIMANAGER               MULTIMANAGER
                          AGGRESSIVE EQUITY*              CORE BOND*            INTERNATIONAL EQUITY*
                      --------------------------  --------------------------  ------------------------
                          2013          2012          2013          2012          2013         2012
                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ (4,230,234) $ (3,488,394) $    427,807  $  1,101,870  $   (56,309) $    64,940
 Net realized gain
   (loss) on
   investments.......   11,241,524    (2,301,002)   (2,397,539)    7,591,554    2,432,375   (2,270,141)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  171,183,649    73,343,611    (3,270,201)   (3,432,859)   6,367,604   10,243,045
                      ------------  ------------  ------------  ------------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........  178,194,939    67,554,215    (5,239,933)    5,260,565    8,743,670    8,037,844
                      ------------  ------------  ------------  ------------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   12,673,281    15,027,084    18,819,619    15,443,303    3,350,490    3,838,556
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (22,450,416)  (26,975,309)  (10,238,427)   18,899,386   (2,697,617)  (4,098,841)
   Redemptions for
    contract
    benefits and
    terminations.....  (53,538,927)  (49,018,163)  (13,752,062)  (13,926,209)  (4,866,507)  (5,210,469)
   Contract
    maintenance
    charges..........     (496,076)     (542,767)     (105,942)      (88,650)     (43,127)     (48,845)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....     (201,648)        6,062            --            --           --           --
                      ------------  ------------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (64,013,786)  (61,503,093)   (5,276,812)   20,327,830   (4,256,761)  (5,519,599)
                      ------------  ------------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      194,100      (190,369)     (170,000)           --           --           --
                      ------------  ------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  114,375,253     5,860,753   (10,686,745)   25,588,395    4,486,909    2,518,245
NET ASSETS --
 BEGINNING OF PERIOD.  525,292,221   519,431,468   145,643,149   120,054,754   55,008,634   52,490,389
                      ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $639,667,474  $525,292,221  $134,956,404  $145,643,149  $59,495,543  $55,008,634
                      ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          352           453            --            --           --           --
 Redeemed............         (975)       (1,144)           --            --           --           --
                      ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........         (623)         (691)           --            --           --           --
                      ============  ============  ============  ============  ===========  ===========

UNIT ACTIVITY
CLASS B
 Issued..............           37            21           275           354           41           57
 Redeemed............          (57)          (56)         (314)         (213)         (74)        (104)
                      ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........          (20)          (35)          (39)          141          (33)         (47)
                      ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                         MULTIMANAGER LARGE        MULTIMANAGER LARGE       MULTIMANAGER MID CAP
                          CAP CORE EQUITY*             CAP VALUE*                  GROWTH*
                      ------------------------  ------------------------  ------------------------
                          2013         2012         2013         2012         2013         2012
                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (88,304) $   (91,234) $   120,144  $   (41,683) $  (946,053) $  (835,072)
 Net realized gain
   (loss) on
   investments.......   1,059,337     (152,461)   3,891,147      (60,633)  27,373,563    1,271,611
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   2,779,170    1,812,989   10,080,962    6,509,135   (2,872,285)   7,954,264
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   3,750,203    1,569,294   14,092,253    6,406,819   23,555,225    8,390,803
                      -----------  -----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...     536,566      584,393    2,867,732    3,163,236    3,339,795    3,471,945
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (968,940)  (1,146,630)  (2,208,901)  (4,477,644)    (449,348)  (5,200,480)
   Redemptions for
    contract
    benefits and
    terminations.....  (1,180,849)  (1,362,693)  (5,227,399)  (4,438,056)  (5,996,419)  (5,422,645)
   Contract
    maintenance
    charges..........     (10,112)     (11,129)     (45,619)     (48,149)     (51,906)     (56,436)
                      -----------  -----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (1,623,335)  (1,936,059)  (4,614,187)  (5,800,613)  (3,157,878)  (7,207,616)
                      -----------  -----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --           --        1,999           --           --
                      -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   2,126,868     (366,765)   9,478,066      608,205   20,397,347    1,183,187
NET ASSETS --
 BEGINNING OF PERIOD.  12,250,116   12,616,881   48,064,853   47,456,648   63,011,061   61,827,874
                      -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END
OF PERIOD............ $14,376,984  $12,250,116  $57,542,919  $48,064,853  $83,408,408  $63,011,061
                      ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............           7           11           34           37           66           51
 Redeemed............         (19)         (28)         (63)         (83)         (88)        (113)
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........         (12)         (17)         (29)         (46)         (22)         (62)
                      ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                        MULTIMANAGER MID CAP        MULTIMANAGER MULTI-        MULTIMANAGER SMALL
                               VALUE*                  SECTOR BOND*                CAP GROWTH*
                      ------------------------  --------------------------  ------------------------
                          2013         2012         2013          2012          2013         2012
                      -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (592,452) $  (528,289) $  2,435,575  $  1,211,251  $  (611,499) $  (524,360)
 Net realized gain
   (loss) on
   investments.......   6,884,486    3,430,720    (1,713,016)   (3,857,061)   5,730,060    3,444,844
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  12,272,198    4,337,914    (3,311,677)    7,321,493   12,417,329      876,022
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........  18,564,232    7,240,345    (2,589,118)    4,675,683   17,535,890    3,796,506
                      -----------  -----------  ------------  ------------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   2,932,547    3,096,134     8,596,790     9,626,149    2,743,463    3,035,407
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (2,081,254)  (5,120,682)   (6,244,412)      156,127    3,249,112   (3,894,095)
   Redemptions for
    contract
    benefits and
    terminations.....  (6,338,632)  (5,369,795)  (12,241,597)  (13,422,265)  (3,931,112)  (3,458,287)
   Contract
    maintenance
    charges..........     (40,369)     (42,628)      (96,153)     (116,997)     (38,036)     (40,902)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....          --           --        45,265            --           --           --
                      -----------  -----------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (5,527,708)  (7,436,971)   (9,940,107)   (3,756,986)   2,023,427   (4,357,877)
                      -----------  -----------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --      (110,265)           --     (169,640)    (162,859)
                      -----------  -----------  ------------  ------------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  13,036,524     (196,626)  (12,639,490)      918,697   19,389,677     (724,230)
NET ASSETS --
 BEGINNING OF PERIOD.  56,933,299   57,129,925   119,889,972   118,971,275   38,605,111   39,329,341
                      -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END
OF PERIOD............ $69,969,823  $56,933,299  $107,250,482  $119,889,972  $57,994,788  $38,605,111
                      ===========  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          --           --            61            87           --           --
 Redeemed............          --           --          (105)         (113)          --           --
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........          --           --           (44)          (26)          --           --
                      ===========  ===========  ============  ============  ===========  ===========

UNIT ACTIVITY
CLASS B
 Issued..............          54           49            66            81          104           47
 Redeemed............         (85)        (103)          (91)          (70)         (91)         (85)
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........         (31)         (54)          (25)           11           13          (38)
                      ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                        MULTIMANAGER SMALL CAP           MULTIMANAGER           OPPENHEIMER MAIN
                                VALUE*                    TECHNOLOGY*           STREET FUND(R)/VA
                      --------------------------  --------------------------  --------------------
                          2013          2012          2013          2012         2013       2012
                      ------------  ------------  ------------  ------------  ----------  --------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (952,625) $   (771,691) $ (1,567,328) $ (1,517,878) $   (1,160) $ (1,555)
 Net realized gain
   (loss) on
   investments.......   12,777,914      (486,313)   11,632,879    11,109,883      21,662     5,114
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   32,850,420    17,044,669    25,961,864     3,284,283     194,211    36,010
                      ------------  ------------  ------------  ------------  ----------  --------
 Net increase
   (decrease) in
   net assets from
   operations........   44,675,709    15,786,665    36,027,415    12,876,288     214,713    39,569
                      ------------  ------------  ------------  ------------  ----------  --------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    6,463,555     7,220,365     6,620,369     7,079,708     399,525   286,306
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (4,705,212)   (9,164,967)   (8,197,010)   (4,585,464)      6,143    12,797
   Redemptions for
    contract
    benefits and
    terminations.....  (10,271,261)   (9,075,254)  (10,576,988)   (9,689,190)    (13,595)   (4,587)
   Contract
    maintenance
    charges..........     (108,534)     (114,594)      (88,668)      (97,762)     (1,168)     (718)
                      ------------  ------------  ------------  ------------  ----------  --------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (8,621,452)  (11,134,450)  (12,242,297)   (7,292,708)    390,905   293,798
                      ------------  ------------  ------------  ------------  ----------  --------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........     (171,000)           --       (36,500)        2,001          --        --
                      ------------  ------------  ------------  ------------  ----------  --------

INCREASE (DECREASE)
 IN NET ASSETS.......   35,883,257     4,652,215    23,748,618     5,585,581     605,618   333,367
NET ASSETS --
 BEGINNING OF PERIOD.  112,241,323   107,589,108   113,714,654   108,129,073     520,984   187,617
                      ------------  ------------  ------------  ------------  ----------  --------

NET ASSETS -- END
 OF PERIOD........... $148,124,580  $112,241,323  $137,463,272  $113,714,654  $1,126,602  $520,984
                      ============  ============  ============  ============  ==========  ========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............           93            58           184           264          --        --
 Redeemed............         (130)         (125)         (274)         (323)         --        --
                      ------------  ------------  ------------  ------------  ----------  --------
 Net Increase
   (Decrease)........          (37)          (67)          (90)          (59)         --        --
                      ============  ============  ============  ============  ==========  ========

UNIT ACTIVITY
SERVICE CLASS
 Issued..............           --            --            --            --           4         2
 Redeemed............           --            --            --            --          (1)       --
                      ------------  ------------  ------------  ------------  ----------  --------
 Net Increase
   (Decrease)........           --            --            --            --           3         2
                      ============  ============  ============  ============  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                          PIMCO COMMODITY
                          REAL RETURN(R)             TARGET 2015               TARGET 2025
                        STRATEGY PORTFOLIO           ALLOCATION*               ALLOCATION*
                      ----------------------  ------------------------  ------------------------
                         2013        2012         2013         2012         2013         2012
                      ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   15,498  $   37,362  $    28,438  $    15,078  $    38,999  $    56,750
 Net realized gain
   (loss) on
   investments.......   (326,564)     27,914    1,690,050      898,736    1,936,345    1,728,800
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (407,272)     12,335    1,101,423    1,054,067    4,521,261    1,647,156
                      ----------  ----------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   (718,338)     77,611    2,819,911    1,967,881    6,496,605    3,432,706
                      ----------  ----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  1,998,721   1,695,187    2,575,028    2,344,836    5,503,544    4,920,997
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (46,397)    (26,366)     604,895   (1,205,162)   1,368,618      315,095
   Redemptions for
    contract
    benefits and
    terminations.....    (80,572)    (36,168)  (3,003,531)  (2,090,067)  (2,644,152)  (2,668,020)
   Contract
    maintenance
    charges..........     (5,583)     (3,507)     (14,864)     (16,259)     (41,197)     (40,610)
                      ----------  ----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  1,866,169   1,629,146      161,528     (966,652)   4,186,813    2,527,462
                      ----------  ----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  1,147,831   1,706,757    2,981,439    1,001,229   10,683,418    5,960,168
NET ASSETS --
 BEGINNING OF PERIOD.  3,633,111   1,926,354   22,219,602   21,218,373   34,950,913   28,990,745
                      ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $4,780,942  $3,633,111  $25,201,041  $22,219,602  $45,634,331  $34,950,913
                      ==========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............         --          --           61           41           86           80
 Redeemed............         --          --          (58)         (50)         (52)         (53)
                      ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........         --          --            3           (9)          34           27
                      ==========  ==========  ===========  ===========  ===========  ===========

UNIT ACTIVITY
ADVISOR CLASS
 Issued..............         26          18           --           --           --           --
 Redeemed............         (9)         (3)          --           --           --           --
                      ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........         17          15           --           --           --           --
                      ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                             TARGET 2035               TARGET 2045            TEMPLETON GLOBAL
                             ALLOCATION*               ALLOCATION*          BOND SECURITIES FUND
                      ------------------------  ------------------------  ------------------------
                          2013         2012         2013         2012         2013         2012
                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $    29,566  $    63,625  $    21,348  $    59,276  $   768,542  $   518,045
 Net realized gain
   (loss) on
   investments.......   1,872,666    1,500,212    1,499,713      981,395      103,482      (13,911)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   4,869,717    1,657,887    4,008,208    1,392,928     (792,538)     845,379
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   6,771,949    3,221,724    5,529,269    2,433,599       79,486    1,349,513
                      -----------  -----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   5,729,263    5,128,691    5,001,819    4,180,394   10,620,063    6,693,387
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....     342,590      138,295      (82,593)     181,920    1,157,803    1,136,396
   Redemptions for
    contract
    benefits and
    terminations.....  (1,917,229)  (1,477,997)  (1,155,560)  (1,063,167)    (399,741)    (119,874)
   Contract
    maintenance
    charges..........     (64,940)     (63,261)     (62,665)     (58,470)     (27,623)     (15,445)
                      -----------  -----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   4,089,684    3,725,728    3,701,001    3,240,677   11,350,502    7,694,464
                      -----------  -----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........     (10,000)          --          500           --          110           --
                      -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  10,851,633    6,947,452    9,230,770    5,674,276   11,430,098    9,043,977
NET ASSETS --
 BEGINNING OF PERIOD.  30,836,990   23,889,538   21,756,102   16,081,826   15,646,864    6,602,887
                      -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $41,688,623  $30,836,990  $30,986,872  $21,756,102  $27,076,962  $15,646,864
                      ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          69           73           66           58           --           --
 Redeemed............         (31)         (36)         (34)         (24)          --           --
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........          38           37           32           34           --           --
                      ===========  ===========  ===========  ===========  ===========  ===========

UNIT ACTIVITY
CLASS 2
 Issued..............          --           --           --           --          122           78
 Redeemed............          --           --           --           --          (25)          (8)
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........          --           --           --           --           97           70
                      ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                       VAN ECK VIP GLOBAL
                                                        HARD ASSETS FUND
                                                    ------------------------
                                                        2013         2012
                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................... $  (131,617) $   (56,335)
 Net realized gain (loss) on investments...........    (175,575)      42,514
 Change in unrealized appreciation (depreciation)
   of investments..................................   1,762,505       84,178
                                                    -----------  -----------
 Net increase (decrease) in net assets from
   operations......................................   1,455,313       70,357
                                                    -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners...........   2,937,041    2,788,671
   Transfers between Variable Investment Options
    including guaranteed interest account, net.....   1,514,132    5,561,675
   Redemptions for contract benefits and
    terminations...................................  (1,155,708)    (818,326)
   Contract maintenance charges....................      (8,159)      (5,375)
                                                    -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions.....................   3,287,306    7,526,645
                                                    -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A.............       2,200           --
                                                    -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..................   4,744,819    7,597,002
NET ASSETS -- BEGINNING OF PERIOD..................  13,911,139    6,314,137
                                                    -----------  -----------

NET ASSETS -- END OF PERIOD........................ $18,655,958  $13,911,139
                                                    ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued............................................         109          138
 Redeemed..........................................         (71)         (50)
                                                    -----------  -----------
 Net Increase (Decrease)...........................          38           88
                                                    ===========  ===========  =

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 8, 2012.
(b)Units were made available on May 20, 2013.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust- Variable Insurance Portfolios, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
 .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Moderate Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Dynamic Wealth Strategies
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Emerging Markets Equity Plus
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/High Yield Bond Portfolio
 .   EQ/Intermediate Government Bond
 .   EQ/International Core PLUS
 .   EQ/International Equity Index
 .   EQ/International Value PLUS
 .   EQ/Invesco Comstock/(1)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Continued)

 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Global Real Return
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST- VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as EQ/Van Kampen Comstock

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   Due to and Due from:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Vantage Series 900
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   Momentum
 .   Momentum Plus
 .   Variable Immediate Annuity

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

2. Significant Accounting Policies (Concluded)


   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   EQUIPLAN
 .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                    PURCHASES        SALES
                                                  -------------   ------------
All Asset Aggressive-Alt 25...................... $ 1,291,344     $  155,001
All Asset Growth-Alt 20..........................  16,087,827      7,198,975
All Asset Moderate Growth-Alt 15.................     484,395        110,298
American Century VP Mid Cap Value Fund...........   4,521,935        709,806
American Funds Insurance Series(R) Bond Fund/SM/.   1,523,139         65,729

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Continued)

                                                  PURCHASES          SALES
                                                --------------   --------------
AXA Aggressive Allocation...................... $112,299,120     $ 76,237,065
AXA Balanced Strategy..........................   29,590,416        6,231,283
AXA Conservative Allocation....................   35,999,775       38,131,930
AXA Conservative Growth Strategy...............    6,847,944        2,679,468
AXA Conservative Strategy......................    4,011,122        1,431,199
AXA Conservative-Plus Allocation...............   50,780,425       37,417,024
AXA Growth Strategy............................       37,204          219,406
AXA Moderate Allocation........................  210,566,297      206,880,917
AXA Moderate Growth Strategy...................   12,056,624        2,962,252
AXA Moderate-Plus Allocation...................  193,424,284      147,786,775
AXA Tactical Manager 400.......................    3,759,631        1,946,656
AXA Tactical Manager 500.......................   10,092,362        8,085,597
AXA Tactical Manager 2000......................    3,586,296        2,433,418
AXA Tactical Manager International.............    2,998,860        1,279,766
EQ/AllianceBernstein Dynamic Wealth Strategies.    4,277,648          577,984
EQ/AllianceBernstein Small Cap Growth..........   79,828,338       73,715,051
EQ/AXA Franklin Small Cap Value Core...........    6,389,971        7,013,753
EQ/BlackRock Basic Value Equity................   99,328,902       89,508,536
EQ/Boston Advisors Equity Income...............   38,255,687       15,510,560
EQ/Calvert Socially Responsible................    5,205,939        4,416,391
EQ/Capital Guardian Research...................   16,315,264       27,680,066
EQ/Common Stock Index..........................   85,014,007      288,252,561
EQ/Core Bond Index.............................   22,330,479       27,175,605
EQ/Davis New York Venture......................    5,645,630        6,739,217
EQ/Emerging Markets Equity Plus................    1,827,124          619,876
EQ/Equity 500 Index............................  154,181,586      178,033,709
EQ/Equity Growth Plus..........................   30,881,728       58,814,853
EQ/Franklin Core Balanced......................   14,686,937       14,627,599
EQ/Franklin Templeton Allocation...............   11,034,801        9,930,786
EQ/GAMCO Mergers And Acquisitions..............    5,683,889        5,104,383
EQ/GAMCO Small Company Value...................  168,372,088      101,891,845
EQ/Global Bond Plus............................   18,112,580       25,081,359
EQ/Global Multi-Sector Equity..................   47,827,059       76,103,836
EQ/High Yield Bond Portfolio...................    1,228,157          197,070
EQ/Intermediate Government Bond................    7,632,583       19,092,894
EQ/International Core Plus.....................   20,392,524       27,122,223
EQ/International Equity Index..................   50,414,083       79,944,695
EQ/International Value Plus....................   22,913,064       39,888,367
EQ/Invesco Comstock............................   13,975,793        7,793,623
EQ/JPMorgan Value Opportunities................   11,016,748       12,040,311
EQ/Large Cap Core Plus.........................    2,485,330        2,906,920
EQ/Large Cap Growth Index......................   31,052,419       27,414,875
EQ/Large Cap Growth Plus.......................   17,141,606       41,345,465
EQ/Large Cap Value Index.......................   12,195,862       11,549,641
EQ/Large Cap Value Plus........................   54,674,634      128,064,810
EQ/Lord Abbett Large Cap Core..................   13,131,946        9,476,094
EQ/MFS International Growth....................   26,042,804       18,516,558
EQ/Mid Cap Index...............................   55,286,430       61,938,075
EQ/Mid Cap Value Plus..........................   37,978,341       78,206,398
EQ/Money Market................................  111,081,591      119,287,852
EQ/Montag & Caldwell Growth....................   11,418,386        9,529,004
EQ/Morgan Stanley Mid Cap Growth...............   62,633,179       53,050,155
EQ/Mutual Large Cap Equity.....................    3,183,571        5,916,534
EQ/Oppenheimer Global..........................   27,497,807       15,550,347

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Concluded)

                                                       PURCHASES         SALES
                                                     -------------   -------------
EQ/PIMCO Global Real Return......................... $ 3,066,520     $   638,348
EQ/PIMCO Ultra Short Bond...........................  24,590,041      32,043,737
EQ/Quality Bond Plus................................  13,306,037      27,191,924
EQ/Small Company Index..............................  47,502,168      37,716,080
EQ/T. Rowe Price Growth Stock.......................  56,015,972      43,084,580
EQ/Templeton Global Equity..........................   8,531,524       7,122,937
EQ/UBS Growth & Income..............................   6,943,595       7,120,285
EQ/Wells Fargo Omega Growth.........................  91,293,879      37,162,953
Fidelity(R) VIP Contrafund(R) Portfolio.............  66,088,166      27,290,438
Fidelity(R) VIP Equity-Income Portfolio.............   2,271,634         455,553
Fidelity(R) VIP Mid Cap Portfolio...................   8,012,849       1,354,643
Goldman Sachs VIT Mid Cap Value Fund................  15,988,190       5,692,997
Invesco V.I. Diversified Dividend Fund..............   2,790,329         356,572
Invesco V.I. Global Real Estate Fund................  29,609,222      16,657,414
Invesco V.I. High Yield Fund........................  12,292,322       5,787,025
Invesco V.I. International Growth Fund..............  12,819,988       4,854,600
Invesco V.I. Mid Cap Core Equity Fund...............   4,106,454       2,483,362
Invesco V.I. Small Cap Equity Fund..................   3,140,111       2,121,091
Ivy Funds VIP Energy................................  16,968,735      11,237,234
Ivy Funds VIP High Income...........................  69,504,122      29,506,477
Ivy Funds VIP Mid Cap Growth........................  36,572,661      11,186,501
Ivy Funds VIP Small Cap Growth......................   5,578,552       3,557,230
Lazard Retirement Emerging Markets Equity Portfolio.  51,880,413      24,099,700
MFS(R) International Value Portfolio................  58,383,315      15,454,658
MFS(R) Investors Growth Stock Series................   4,097,205       2,212,180
MFS(R) Investors Trust Series.......................   5,039,398       2,936,945
MFS(R) Technology Portfolio.........................  13,608,870       8,815,822
MFS(R) Utilities Series.............................  32,217,421      14,405,908
Multimanager Aggressive Equity......................  17,522,364      85,747,775
Multimanager Core Bond..............................  42,655,093      47,124,759
Multimanager International Equity...................   6,130,876      10,443,946
Multimanager Large Cap Core Equity..................     933,104       2,644,743
Multimanager Large Cap Value........................   5,864,889      10,358,932
Multimanager Mid Cap Growth.........................  31,898,263      13,723,651
Multimanager Mid Cap Value..........................   9,500,276      15,620,436
Multimanager Multi-Sector Bond......................  20,706,382      28,256,179
Multimanager Small Cap Growth.......................  15,234,897      13,962,469
Multimanager Small Cap Value........................  19,940,457      29,615,534
Multimanager Technology.............................  25,974,718      39,820,843
Oppenheimer Main Street Fund(R)/VA..................     472,018          82,273
PIMCO CommodityRealReturn(R) Strategy Portfolio.....   2,835,825         954,158
Target 2015 Allocation..............................   7,874,148       6,907,445
Target 2025 Allocation..............................  11,210,415       6,257,152
Target 2035 Allocation..............................   9,044,722       4,163,038
Target 2045 Allocation..............................   8,397,562       4,218,536
Templeton Global Bond Securities Fund...............  15,567,482       3,182,989
Van Eck VIP Global Hard Assets Fund.................   9,818,366       6,372,934

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

5. Expenses and Related Party Transactions



   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Directors and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of the Portfolios. Investment managers either oversee the activities of the investment advisors with respect to the Portfolios and are responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.11% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges


   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

OLD CONTRACTS                                     0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                             0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index........................     0.56%          0.60%        0.24%   1.40%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index........................     0.65%          0.60%        0.24%   1.49%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index........................     1.15%          0.25%          --    1.40%

All Other Funds..............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds....................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation......................     1.10%          0.25%          --    1.35%

All Other Funds..............................     1.10%          0.24%          --    1.34%

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%          --    1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%          --    1.45%

EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%          --    1.30%

1.25% All Funds..............................     0.75%          0.50%          --    1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%          --    1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --           --    1.20%

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

0.25% All Funds..............................     0.25%            --           --    0.25%

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................      .00%            --          --     0.00%

0.10% All Funds..............................     0.10%            --          --     0.10%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.60% All Funds..............................     0.60%            --          --     0.60%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

1.15% All Funds..............................     1.15%            --          --     1.15%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                              WHEN CHARGE
          CHARGES             IS DEDUCTED               AMOUNT DEDUCTED                   HOW DEDUCTED
           -------            -----------               ---------------                    ------------

Annual Administrative charge  Annual       LOW - $0 depending on the product and      Unit liquidation from
                                           account value.                             account value

                                           HIGH - Depending on account value, $50 if  Unit liquidation from
                                           the account value on the last business     account value
                                           day of the contract year is less than
                                           $100,000.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges (Concluded)

                                                WHEN CHARGE
               CHARGES                          IS DEDUCTED                       AMOUNT DEDUCTED
                -------                         -----------                       ---------------

Withdrawal Charge                       At time of transaction       LOW - 5% of withdrawals or contributions
                                                                     made in the current and prior five
                                                                     participation years, whichever is less.

                                                                     HIGH - 7% of contributions withdrawn,
                                                                     declining by 1% each contract years
                                                                     following each contribution.

                                                                     Exceptions and limitations may eliminate
                                                                     or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction       $25 set-up fee and $6.25 quarterly
                                                                     recordkeeping fee

Variable Immediate Annuity Payout       At time of transaction       $350 annuity administration fee
option

Charge for third-party transfer or      At time of transaction       $0 to $65
exchange

Enhanced death benefit charge           Participation date           0.15% of account value
                                        anniversary

Guaranteed Minimum Income Benefit                                    0.65%


Guaranteed Withdrawal Benefit for Life                               LOW - 0.60% for single life option;
                                                                         0.75% for joint life option

                                                                     HIGH - 0.75% for single life;
                                                                         0.90% for joint life

Sales Premium and Other Applicable                                   Current tax charge varies by jurisdiction
Taxes                                                                and ranges from 0% to 3.5%.



Guaranteed minimum death benefit                                     STANDARD DEATH BENEFIT (AVAILABLE ONLY
charge                                                               WITH THE GUARANTEED MINIMUM INCOME
                                                                     BENEFIT) - 0.00%

                                                                     GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                     ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                     Annual Rachet to age 85 benefit base

                                                                     GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                     RACHET TO AGE 85 - 0.60% of the greater
                                                                     of 6% roll-up to age 85 benefit base, as
                                                                     applicable

                                                                     GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                     the GWBL Enhance death benefit base

Personal Income Benefit Charge          Contract/Participation Date  1.00% of the Personal Income Benefit
                                        Anniversary                  account value

Wire Transfer Charge                    At time of transaction       $90 for outgoing wire transfers


Express Mail Charge                     At time of transaction       $35 for checks sent by express delivery


             AMOUNT DEDUCTED                   HOW DEDUCTED
             ---------------                    ------------

LOW - 5% of withdrawals or contributions   Unit liquidation from
made in the current and prior five         account value
participation years, whichever is less.

HIGH - 7% of contributions withdrawn,
declining by 1% each contract years
following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly         Unit liquidation from
recordkeeping fee                          account value

$350 annuity administration fee            Unit liquidation from
    account value

$0 to $65                                  Unit liquidation from
    account value

0.15% of account value                     Unit liquidation from
               account value

0.65%                                      Unit liquidation from
                                           account value

LOW - 0.60% for single life option;        Unit liquidation from
    0.75% for joint life option            account value

HIGH - 0.75% for single life;
    0.90% for joint life

Current tax charge varies by jurisdiction  Deducted from the
and ranges from 0% to 3.5%.                amount applied to
                                           provide an annuity
                                           payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
WITH THE GUARANTEED MINIMUM INCOME         account value
BENEFIT) - 0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater
of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of
the GWBL Enhance death benefit base

1.00% of the Personal Income Benefit       Unit liquidation from
account value                              account value

$90 for outgoing wire transfers            Unit liquidation from
                                           account value

$35 for checks sent by express delivery    Unit liquidation from
                                           account value

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights


   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
ALL ASSET AGGRESSIVE-ALT 25
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B (j)     $108.13           --                  --             --         6.71%
      Highest contract charge 1.34% Class B (j)    $107.54           --                  --             --         6.16%
      All contract charges                              --           11             $ 1,157           3.71%          --
ALL ASSET GROWTH-ALT 20
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B         $145.58           --                  --             --        13.55%
      Highest contract charge 1.45% Class B        $139.69           --                  --             --        12.47%
      All contract charges                              --          356             $50,117           1.47%          --
2012  Lowest contract charge 0.50% Class B         $128.21           --                  --             --        11.43%
      Highest contract charge 1.45% Class B        $124.20           --                  --             --        10.36%
      All contract charges                              --          309             $38,706           1.74%          --
2011  Lowest contract charge 0.50% Class B         $115.06           --                  --             --        (3.97)%
      Highest contract charge 1.45% Class B        $112.54           --                  --             --        (4.89)%
      All contract charges                              --          223             $25,298           1.97%          --
2010  Lowest contract charge 0.50% Class B         $119.82           --                  --             --        14.41%
      Highest contract charge 1.45% Class B        $118.33           --                  --             --        13.31%
      All contract charges                              --          101             $11,926           2.90%          --
2009  Lowest contract charge 0.50% Class B (b)     $104.73           --                  --             --         2.75%
      Highest contract charge 1.45% Class B (b)    $104.43           --                  --             --         2.47%
      All contract charges                              --           20             $ 2,043           4.20%          --
ALL ASSET MODERATE GROWTH-ALT 15
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B (j)     $104.60           --                  --             --         3.87%
      Highest contract charge 1.34% Class B (j)    $104.03           --                  --             --         3.33%
      All contract charges                              --            3             $   380           2.80%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Class II        $156.84           --                  --             --        29.25%
      Highest contract charge 1.20% Class II       $152.80           --                  --             --        28.34%
      All contract charges                              --           59             $ 8,994           1.11%          --
2012  Lowest contract charge 0.50% Class II        $121.35           --                  --             --        15.65%
      Highest contract charge 1.20% Class II       $119.06           --                  --             --        14.83%
      All contract charges                              --           31             $ 3,763           2.00%          --
2011  Lowest contract charge 0.70% Class II        $104.57           --                  --             --        (1.53)%
      Highest contract charge 1.20% Class II       $103.68           --                  --             --        (2.03)%
      All contract charges                              --           16             $ 1,668           1.44%          --
2010  Lowest contract charge 0.90% Class II (d)    $106.06           --                  --             --         6.01%
      Highest contract charge 1.20% Class II (d)   $105.83           --                  --             --         5.79%
      All contract charges                              --            4             $   472           2.34%          --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class 4 (j)     $ 96.75           --                  --             --        (2.72)%
      Highest contract charge 1.34% Class 4 (j)    $ 96.22           --                  --             --        (3.23)%
      All contract charges                              --           14             $ 1,435           3.54%          --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $ 183.82           --                 --             --        25.79%
      Highest contract charge 1.45% Class B       $ 166.61           --                 --             --        24.61%
      All contract charges                              --        3,201           $539,875           2.58%          --
2012  Lowest contract charge 0.50% Class B        $ 146.13           --                 --             --        13.60%
      Highest contract charge 1.45% Class B       $ 133.71           --                 --             --        12.51%
      All contract charges                              --        3,104           $418,515           0.89%          --
2011  Lowest contract charge 0.50% Class B        $ 128.63           --                 --             --        (7.96)%
      Highest contract charge 1.45% Class B       $ 118.84           --                 --             --        (8.84)%
      All contract charges                              --        2,983           $357,014           1.34%          --
2010  Lowest contract charge 0.50% Class B        $ 139.76           --                 --             --        12.51%
      Highest contract charge 1.45% Class B       $ 130.37           --                 --             --        11.44%
      All contract charges                              --        2,731           $357,010           1.71%          --
2009  Lowest contract charge 0.50% Class B        $ 124.22           --                 --             --        26.65%
      Highest contract charge 1.45% Class B       $ 116.99           --                 --             --        25.44%
      All contract charges                              --        2,255           $264,074           1.16%          --
AXA BALANCED STRATEGY
      Unit Value 1.10% to 1.25%*
2013  Lowest contract charge 1.10% Class A        $ 130.79           --                 --             --        12.41%
      Highest contract charge 1.25% Class A       $ 129.94           --                 --             --        12.24%
      All contract charges                              --            2           $    261           2.29%          --
2012  Lowest contract charge 1.10% Class A        $ 116.35           --                 --             --         7.33%
      Highest contract charge 1.25% Class A       $ 115.77           --                 --             --         7.17%
      All contract charges                              --            2           $    245           0.89%          --
2011  Lowest contract charge 1.10% Class A        $ 108.40           --                 --             --        (3.22)%
      Highest contract charge 1.25% Class A       $ 108.02           --                 --             --        (3.37)%
      All contract charges                              --            5           $    544           1.36%          --
2010  Lowest contract charge 1.10% Class A        $ 112.01           --                 --             --         9.12%
      Highest contract charge 1.25% Class A       $ 111.79           --                 --             --        8.96 %
      All contract charges                              --            3           $    350           1.92%          --
2009  Lowest contract charge 1.10% Class A (c)    $ 102.65           --                 --             --         1.93%
      Highest contract charge 1.25% Class A (c)   $ 102.60           --                 --             --         1.89%
      All contract charges                              --            4           $    394           2.34%          --
AXA BALANCED STRATEGY
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B        $ 117.41           --                 --             --        13.09%
      Highest contract charge 1.30% Class B       $ 138.86           --                 --             --        12.18%
      All contract charges                              --          598           $ 81,315           2.29%          --
2012  Lowest contract charge 0.50% Class B (h)    $ 103.82           --                 --             --         5.32%
      Highest contract charge 1.30% Class B       $ 123.78           --                 --             --         7.12%
      All contract charges                              --          421           $ 51,523           0.89%          --
2011  Lowest contract charge 1.25% Class B        $ 115.70           --                 --             --        (3.61)%
      Highest contract charge 1.30% Class B       $ 115.55           --                 --             --        (3.66)%
      All contract charges                              --          290           $ 33,585           1.36%          --
2010  Lowest contract charge 1.25% Class B        $ 120.03           --                 --             --         8.68%
      Highest contract charge 1.30% Class B       $ 119.94           --                 --             --         8.62%
      All contract charges                              --          176           $ 21,202           1.92%          --
2009  Lowest contract charge 1.25% Class B (a)    $ 110.45           --                 --             --        12.64%
      Highest contract charge 1.30% Class B (a)   $ 110.42           --                 --             --        12.60%
      All contract charges                              --           51           $  5,642           2.34%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $ 138.73           --                 --             --         3.82%
      Highest contract charge 1.45% Class B       $ 125.74           --                 --             --         2.83%
      All contract charges                              --          988           $123,006           0.92%          --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.50% Class B        $133.63            --                 --             --         4.06%
      Highest contract charge 1.45% Class B       $122.28            --                 --             --         3.06%
      All contract charges                             --         1,025           $124,090           0.85%          --
2011  Lowest contract charge 0.50% Class B        $128.42            --                 --             --         1.39%
      Highest contract charge 1.45% Class B       $118.65            --                 --             --         0.42%
      All contract charges                             --           988           $116,023           1.76%          --
2010  Lowest contract charge 0.50% Class B        $126.66            --                 --             --         6.73%
      Highest contract charge 1.45% Class B       $118.15            --                 --             --         5.71%
      All contract charges                             --           878           $103,215           2.41%          --
2009  Lowest contract charge 0.50% Class B        $118.67            --                 --             --         9.27%
      Highest contract charge 1.45% Class B       $111.77            --                 --             --         8.24%
      All contract charges                             --           701           $ 78,154           2.54%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B        $113.48            --                 --             --         9.97%
      Highest contract charge 1.30% Class B       $132.18            --                 --             --         9.08%
      All contract charges                             --           118           $ 14,831           1.92%          --
2012  Lowest contract charge 0.50% Class B (h)    $103.19            --                 --             --         4.35%
      Highest contract charge 1.30% Class B       $121.18            --                 --             --         5.81%
      All contract charges                             --            81           $  9,766           0.92%          --
2011  Lowest contract charge 1.25% Class B        $114.67            --                 --             --        (2.62)%
      Highest contract charge 1.30% Class B       $114.53            --                 --             --        (2.67)%
      All contract charges                             --            52           $  5,951           1.39%          --
2010  Lowest contract charge 1.25% Class B        $117.76            --                 --             --         7.76%
      Highest contract charge 1.30% Class B       $117.67            --                 --             --         7.74%
      All contract charges                             --            31           $  3,722           1.71%          --
2009  Lowest contract charge 1.25% Class B (a)    $109.28            --                 --             --        10.60%
      Highest contract charge 1.30% Class B (a)   $109.22            --                 --             --        10.58%
      All contract charges                             --            10           $  1,140           1.96%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 0.90% to 1.34%*
2013  Lowest contract charge 0.90% Class B        $105.11            --                 --             --         3.44%
      Highest contract charge 1.34% Class B       $104.34            --                 --             --         2.98%
      All contract charges                             --            60           $  6,833           1.27%          --
2012  Lowest contract charge 0.90% Class B (h)    $101.61            --                 --             --         2.14%
      Highest contract charge 1.34% Class B       $101.32            --                 --             --         3.13%
      All contract charges                             --            37           $  4,099           1.00%          --
2011  Lowest contract charge 1.25% Class B        $111.12            --                 --             --        (0.54)%
      Highest contract charge 1.30% Class B       $110.98            --                 --             --        (0.59)%
      All contract charges                             --            25           $  2,768           1.90%          --
2010  Lowest contract charge 1.25% Class B        $111.72            --                 --             --         5.94%
      Highest contract charge 1.30% Class B       $111.64            --                 --             --         5.89%
      All contract charges                             --            13           $  1,475           2.37%          --
2009  Lowest contract charge 1.25% Class B (a)    $105.46            --                 --             --         5.67%
      Highest contract charge 1.30% Class B (a)   $105.43            --                 --             --         5.64%
      All contract charges                             --             3           $    275           2.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $149.73            --                 --             --         9.69%
      Highest contract charge 1.45% Class B       $135.70            --                 --             --         8.64%
      All contract charges                             --         1,495           $203,468           1.43%          --
2012  Lowest contract charge 0.50% Class B        $136.50            --                 --             --         6.83%
      Highest contract charge 1.45% Class B       $124.91            --                 --             --         5.81%
      All contract charges                             --         1,444           $180,296           0.84%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.50% Class B        $127.77            --                  --            --        (1.21)%
      Highest contract charge 1.45% Class B       $118.05            --                  --            --        (2.15)%
      All contract charges                             --         1,358          $  160,091          1.58%          --
2010  Lowest contract charge 0.50% Class B        $129.33            --                  --            --         8.52%
      Highest contract charge 1.45% Class B       $120.64            --                  --            --         7.49%
      All contract charges                             --         1,244          $  149,815          2.16%          --
2009  Lowest contract charge 0.50% Class B        $119.17            --                  --            --        13.85%
      Highest contract charge 1.45% Class B       $112.23            --                  --            --        12.76%
      All contract charges                             --         1,056          $  118,182          2.15%          --
AXA GROWTH STRATEGY
      Unit Value 1.10% to 1.25%*
2013  Lowest contract charge 1.10% Class A        $142.43            --                  --            --        18.88%
      Highest contract charge 1.25% Class A       $141.50            --                  --            --        18.70%
      All contract charges                             --             9          $    1,288          2.28%          --
2012  Lowest contract charge 1.10% Class A        $119.81            --                  --            --         9.99%
      Highest contract charge 1.25% Class A       $119.21            --                  --            --         9.82%
      All contract charges                             --            11          $    1,267          0.73%          --
2011  Lowest contract charge 1.10% Class A        $108.93            --                  --            --        (5.21)%
      Highest contract charge 1.25% Class A       $108.55            --                  --            --        (5.35)%
      All contract charges                             --            11          $    1,177          1.19%          --
2010  Lowest contract charge 1.10% Class A        $114.92            --                  --            --        10.72%
      Highest contract charge 1.25% Class A       $114.69            --                  --            --        10.56%
      All contract charges                             --            13          $    1,535          1.56%          --
2009  Lowest contract charge 1.10% Class A (c)    $103.79            --                  --            --         2.87%
      Highest contract charge 1.25% Class A (c)   $103.74            --                  --            --         2.84%
      All contract charges                             --            14          $    1,474          1.76%          --
AXA MODERATE ALLOCATION
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A        $200.42            --                  --            --        12.32%
      Highest contract charge 1.45% Class A       $155.88            --                  --            --        11.48%
      All contract charges                             --        14,831          $1,331,767          1.61%          --
2012  Lowest contract charge 0.50% Class A        $111.06            --                  --            --         8.26%
      Highest contract charge 1.45% Class A       $139.83            --                  --            --         7.22%
      All contract charges                             --        16,009          $1,275,105          0.78%          --
2011  Lowest contract charge 0.50% Class A        $102.59            --                  --            --        (2.64)%
      Highest contract charge 1.45% Class A       $130.42            --                  --            --        (3.56)%
      All contract charges                             --        17,152          $1,263,112          1.69%          --
2010  Lowest contract charge 0.50% Class A        $105.37            --                  --            --         9.63%
      Highest contract charge 1.45% Class A       $135.24            --                  --            --         8.59%
      All contract charges                             --        18,275          $1,387,456          2.37%          --
2009  Lowest contract charge 0.50% Class A        $ 96.11            --                  --            --        16.72%
      Highest contract charge 1.45% Class A       $124.54            --                  --            --        15.60%
      All contract charges                             --        18,864          $1,310,255          1.65%          --
AXA MODERATE ALLOCATION
      Unit Value 0.40% to 1.30%*
2013  Lowest contract charge 0.40% Class B        $115.38            --                  --            --        12.65%
      Highest contract charge 1.30% Class B       $116.55            --                  --            --        11.66%
      All contract charges                             --         2,631          $  385,285          1.61%          --
2012  Lowest contract charge 0.40% Class B (i)    $102.42            --                  --            --         2.26%
      Highest contract charge 1.30% Class B       $104.38            --                  --            --         7.40%
      All contract charges                             --         2,366          $  307,939          0.78%          --
2011  Lowest contract charge 0.50% Class B        $118.42            --                  --            --        (2.88)%
      Highest contract charge 1.30% Class B       $ 97.19            --                  --            --        (3.65)%
      All contract charges                             --         2,171          $  261,855          1.69%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA MODERATE ALLOCATION (CONTINUED)
2010  Lowest contract charge 0.50% Class B        $121.93            --                  --            --         9.36%
      Highest contract charge 1.30% Class B       $100.87            --                  --            --         8.50%
      All contract charges                             --         1,923          $  240,775          2.37%          --
2009  Lowest contract charge 0.50% Class B        $111.49            --                  --            --        16.43%
      Highest contract charge 1.30% Class B       $ 92.97            --                  --            --        15.51%
      All contract charges                             --         1,585          $  183,180          1.65%          --
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $121.46            --                  --            --        16.30%
      Highest contract charge 1.45% Class B       $119.56            --                  --            --        15.19%
      All contract charges                             --           103          $   12,401          3.60%          --
2012  Lowest contract charge 0.50% Class B (h)    $104.44            --                  --            --         6.29%
      Highest contract charge 1.45% Class B (h)   $103.79            --                  --            --         5.70%
      All contract charges                             --            24          $    2,581          1.62%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $176.00            --                  --            --        19.19%
      Highest contract charge 1.45% Class B       $159.51            --                  --            --        18.05%
      All contract charges                             --         6,592          $1,057,036          2.15%          --
2012  Lowest contract charge 0.50% Class B        $147.66            --                  --            --        10.96%
      Highest contract charge 1.45% Class B       $135.12            --                  --            --         9.91%
      All contract charges                             --         6,573          $  890,720          0.81%          --
2011  Lowest contract charge 0.50% Class B        $133.07            --                  --            --        (5.43)%
      Highest contract charge 1.45% Class B       $122.94            --                  --            --        (6.34)%
      All contract charges                             --         6,568          $  807,708          1.45%          --
2010  Lowest contract charge 0.50% Class B        $140.71            --                  --            --        11.00%
      Highest contract charge 1.45% Class B       $131.26            --                  --            --         9.94%
      All contract charges                             --         6,277          $  822,427          1.82%          --
2009  Lowest contract charge 0.50% Class B        $126.77            --                  --            --        21.35%
      Highest contract charge 1.45% Class B       $119.39            --                  --            --        20.18%
      All contract charges                             --         5,622          $  668,768          1.48%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.40% to 1.34%*
2013  Lowest contract charge 0.40% Class B        $137.65            --                  --            --        31.15%
      Highest contract charge 1.34% Class B       $161.84            --                  --            --        29.92%
      All contract charges                             --            40          $    6,117          0.18%          --
2012  Lowest contract charge 0.40% Class B (i)    $104.96            --                  --            --         4.46%
      Highest contract charge 1.34% Class B       $124.57            --                  --            --        14.91%
      All contract charges                             --            28          $    3,273          0.23%          --
2011  Lowest contract charge 0.70% Class B        $109.35            --                  --            --        (8.86)%
      Highest contract charge 1.34% Class B       $108.41            --                  --            --        (9.45)%
      All contract charges                             --            25          $    2,592          0.05%          --
2010  Lowest contract charge 0.70% Class B (d)    $119.98            --                  --            --        14.37%
      Highest contract charge 1.34% Class B (d)   $119.72            --                  --            --        14.17%
      All contract charges                             --             8          $      954          0.00%          --
AXA TACTICAL MANAGER 500
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Class B        $163.76            --                  --            --        30.02%
      Highest contract charge 1.34% Class B       $160.27            --                  --            --        29.18%
      All contract charges                             --            58          $    8,943          0.49%          --
2012  Lowest contract charge 0.70% Class B        $125.95            --                  --            --        14.01%
      Highest contract charge 1.34% Class B       $124.07            --                  --            --        13.27%
      All contract charges                             --            47          $    5,612          0.66%          --
2011  Lowest contract charge 0.70% Class B        $110.47            --                  --            --        (4.42)%
      Highest contract charge 1.34% Class B       $109.53            --                  --            --        (5.03)%
      All contract charges                             --            35          $    3,721          0.64%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA TACTICAL MANAGER 500 (CONTINUED)
2010  Lowest contract charge 0.70% Class B (d)    $115.58            --                 --             --        10.26%
      Highest contract charge 1.34% Class B (d)   $115.33            --                 --             --        10.06%
      All contract charges                             --            10           $  1,215           0.69%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Class B        $172.30            --                 --             --        36.42%
      Highest contract charge 1.34% Class B       $168.64            --                 --             --        35.55%
      All contract charges                             --            22           $  3,583           0.13%          --
2012  Lowest contract charge 0.70% Class B        $126.30            --                 --             --        14.64%
      Highest contract charge 1.34% Class B       $124.41            --                 --             --        13.90%
      All contract charges                             --            16           $  1,867           0.34%          --
2011  Lowest contract charge 0.70% Class B        $110.17            --                 --             --       (11.18)%
      Highest contract charge 1.34% Class B       $109.23            --                 --             --       (11.75)%
      All contract charges                             --            12           $  1,291           0.03%          --
2010  Lowest contract charge 0.70% Class B (d)    $124.04            --                 --             --        17.16%
      Highest contract charge 1.34% Class B (d)   $123.77            --                 --             --        16.95%
      All contract charges                             --             3           $    416           0.08%          --
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Class B        $129.69            --                 --             --        20.26%
      Highest contract charge 1.34% Class B       $126.93            --                 --             --        19.49%
      All contract charges                             --            54           $  6,695           0.00%          --
2012  Lowest contract charge 0.70% Class B        $107.84            --                 --             --        15.77%
      Highest contract charge 1.34% Class B       $106.23            --                 --             --        15.03%
      All contract charges                             --            42           $  4,447           0.66%          --
2011  Lowest contract charge 0.70% Class B        $ 93.15            --                 --             --       (16.64)%
      Highest contract charge 1.34% Class B       $ 92.35            --                 --             --       (17.17)%
      All contract charges                             --            34           $  3,102           2.30%          --
2010  Lowest contract charge 0.70% Class B (d)    $111.74            --                 --             --         6.88%
      Highest contract charge 1.34% Class B (d)   $111.50            --                 --             --         6.68%
      All contract charges                             --             5           $    638           1.76%          --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Class B        $119.54            --                 --             --        15.35%
      Highest contract charge 1.34% Class B       $118.28            --                 --             --        14.61%
      All contract charges                             --            46           $  5,435           0.42%          --
2012  Lowest contract charge 0.70% Class B (h)    $103.63            --                 --             --         6.00%
      Highest contract charge 1.34% Class B (h)   $103.20            --                 --             --         5.62%
      All contract charges                             --            13           $  1,420           0.72%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A        $274.79            --                 --             --        37.20%
      Highest contract charge 1.45% Class A       $229.03            --                 --             --        36.17%
      All contract charges                             --         1,032           $327,707           0.05%          --
2012  Lowest contract charge 0.50% Class A        $136.80            --                 --             --        15.01%
      Highest contract charge 1.45% Class A       $168.20            --                 --             --        13.91%
      All contract charges                             --         1,112           $259,067           0.21%          --
2011  Lowest contract charge 0.50% Class A        $118.95            --                 --             --        (0.89)%
      Highest contract charge 1.45% Class A       $147.66            --                 --             --        (1.84)%
      All contract charges                             --         1,220           $249,306           0.00%          --
2010  Lowest contract charge 0.50% Class A        $120.02            --                 --             --        32.92%
      Highest contract charge 1.45% Class A       $150.43            --                 --             --        31.64%
      All contract charges                             --         1,331           $276,722           0.05%          --
2009  Lowest contract charge 0.50% Class A        $ 90.30            --                 --             --        35.32%
      Highest contract charge 1.45% Class A       $114.27            --                 --             --        34.04%
      All contract charges                             --         1,403           $221,353           0.15%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B    $179.90            --                 --             --        37.49%
      Highest contract charge 1.30% Class B   $175.39            --                 --             --        36.39%
      All contract charges                         --           250           $ 58,082           0.05%          --
2012  Lowest contract charge 0.50% Class B    $130.85            --                 --             --        15.00%
      Highest contract charge 1.30% Class B   $128.59            --                 --             --        14.10%
      All contract charges                         --           248           $ 42,946           0.21%          --
2011  Lowest contract charge 0.50% Class B    $113.78            --                 --             --        (1.14)%
      Highest contract charge 1.30% Class B   $112.70            --                 --             --        (1.92)%
      All contract charges                         --           255           $ 39,148           0.00%          --
2010  Lowest contract charge 0.50% Class B    $115.09            --                 --             --        32.58%
      Highest contract charge 1.30% Class B   $114.91            --                 --             --        31.54%
      All contract charges                         --           280           $ 44,323           0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 86.81            --                 --             --        35.01%
      Highest contract charge 1.30% Class B   $ 87.36            --                 --             --        33.93%
      All contract charges                         --           301           $ 36,400           0.15%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $146.66            --                 --             --        36.00%
      Highest contract charge 1.45% Class B   $136.72            --                 --             --        34.70%
      All contract charges                         --           144           $ 19,941           0.11%          --
2012  Lowest contract charge 0.50% Class B    $107.84            --                 --             --        16.24%
      Highest contract charge 1.45% Class B   $101.50            --                 --             --        15.13%
      All contract charges                         --           148           $ 15,132           0.72%          --
2011  Lowest contract charge 0.50% Class B    $ 92.77            --                 --             --       (10.03)%
      Highest contract charge 1.45% Class B   $ 88.16            --                 --             --       (10.89)%
      All contract charges                         --           156           $ 13,851           0.14%          --
2010  Lowest contract charge 0.50% Class B    $103.11            --                 --             --        23.65%
      Highest contract charge 1.45% Class B   $ 98.93            --                 --             --        22.47%
      All contract charges                         --           156           $ 15,611           0.19%          --
2009  Lowest contract charge 0.50% Class B    $ 83.39            --                 --             --        27.59%
      Highest contract charge 1.45% Class B   $ 80.78            --                 --             --        26.36%
      All contract charges                         --           144           $ 11,627           1.05%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $216.10            --                 --             --        37.04%
      Highest contract charge 1.45% Class B   $236.25            --                 --             --        35.74%
      All contract charges                         --         2,291           $629,177           1.65%          --
2012  Lowest contract charge 0.50% Class B    $157.69            --                 --             --        13.06%
      Highest contract charge 1.45% Class B   $174.05            --                 --             --        11.99%
      All contract charges                         --         2,239           $456,812           1.59%          --
2011  Lowest contract charge 0.50% Class B    $139.47            --                 --             --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42            --                 --             --        (4.51)%
      All contract charges                         --         2,193           $402,728           1.27%          --
2010  Lowest contract charge 0.50% Class B    $144.66            --                 --             --        11.72%
      Highest contract charge 1.45% Class B   $162.76            --                 --             --        10.66%
      All contract charges                         --         2,041           $397,717           1.33%          --
2009  Lowest contract charge 0.50% Class B    $129.48            --                 --             --        29.64%
      Highest contract charge 1.45% Class B   $147.09            --                 --             --        28.40%
      All contract charges                         --         1,845           $328,742           2.77%          --
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $176.55            --                 --             --        31.10%
      Highest contract charge 1.45% Class B   $161.60            --                 --             --        29.85%
      All contract charges                         --           649           $105,279           2.16%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME (CONTINUED)
2012  Lowest contract charge 0.50% Class B       $134.67            --                  --            --        17.15%
      Highest contract charge 1.45% Class B      $124.45            --                  --            --        16.02%
      All contract charges                            --           564          $   70,741          2.09%          --
2011  Lowest contract charge 0.50% Class B       $114.96            --                  --            --        (0.90)%
      Highest contract charge 1.45% Class B      $107.27            --                  --            --        (1.84)%
      All contract charges                            --           516          $   55,550          1.86%          --
2010  Lowest contract charge 0.50% Class B       $116.00            --                  --            --        15.13%
      Highest contract charge 1.45% Class B      $109.28            --                  --            --        14.03%
      All contract charges                            --           528          $   57,712          2.42%          --
2009  Lowest contract charge 0.50% Class B       $100.76            --                  --            --        10.99%
      Highest contract charge 1.45% Class B      $ 95.83            --                  --            --         9.92%
      All contract charges                            --           524          $   50,322          2.62%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $135.70            --                  --            --        33.80%
      Highest contract charge 1.45% Class B      $149.27            --                  --            --        32.38%
      All contract charges                            --           312          $   36,819          0.79%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.42            --                  --            --         1.04%
      Highest contract charge 1.45% Class B      $112.76            --                  --            --        15.05%
      All contract charges                            --           301          $   26,789          1.00%          --
2011  Lowest contract charge 0.50% Class B       $ 75.24            --                  --            --        (0.24)%
      Highest contract charge 1.35% Class B      $ 76.58            --                  --            --        (1.07)%
      All contract charges                            --           304          $   23,549          0.38%          --
2010  Lowest contract charge 0.50% Class B       $ 75.42            --                  --            --        11.96%
      Highest contract charge 1.45% Class B      $ 99.18            --                  --            --        10.89%
      All contract charges                            --           283          $   22,061          0.05%          --
2009  Lowest contract charge 0.50% Class B       $ 67.36            --                  --            --        30.24%
      Highest contract charge 1.45% Class B      $ 89.44            --                  --            --        28.99%
      All contract charges                            --           267          $   18,810          0.26%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B       $197.44            --                  --            --        30.84%
      Highest contract charge 1.45% Class B      $177.07            --                  --            --        29.85%
      All contract charges                            --         1,151          $  203,683          1.45%          --
2012  Lowest contract charge 0.70% Class B       $150.90            --                  --            --        16.59%
      Highest contract charge 1.45% Class B      $136.36            --                  --            --        15.71%
      All contract charges                            --         1,220          $  166,755          0.91%          --
2011  Lowest contract charge 0.70% Class B       $129.43            --                  --            --         3.27%
      Highest contract charge 1.45% Class B      $117.85            --                  --            --         2.50%
      All contract charges                            --         1,313          $  155,656          0.71%          --
2010  Lowest contract charge 0.50% Class B       $114.78            --                  --            --        15.22%
      Highest contract charge 1.45% Class B      $114.98            --                  --            --        14.12%
      All contract charges                            --         1,454          $  168,794          0.74%          --
2009  Lowest contract charge 0.50% Class B       $ 99.62            --                  --            --        30.80%
      Highest contract charge 1.45% Class B      $100.76            --                  --            --        29.56%
      All contract charges                            --         1,584          $  161,230          1.16%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A       $204.53            --                  --            --        31.54%
      Highest contract charge 1.45% Class A      $142.67            --                  --            --        30.55%
      All contract charges                            --         5,042          $2,214,801          1.28%          --
2012  Lowest contract charge 0.50% Class A       $102.86            --                  --            --        15.02%
      Highest contract charge 1.45% Class A      $109.28            --                  --            --        13.92%
      All contract charges                            --         5,579          $1,869,594          1.54%          --
2011  Lowest contract charge 0.50% Class A       $ 89.43            --                  --            --         0.28%
      Highest contract charge 1.45% Class A      $ 95.93            --                  --            --        (0.68)%
      All contract charges                            --         6,234          $1,826,842          1.45%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/COMMON STOCK INDEX (CONTINUED)
2010  Lowest contract charge 0.50% Class A       $ 89.18            --                  --            --        15.58%
      Highest contract charge 1.49% Class A      $311.66            --                  --            --        14.67%
      All contract charges                            --         6,983          $2,055,925          1.50%          --
2009  Lowest contract charge 0.50% Class A       $ 77.16            --                  --            --        28.00%
      Highest contract charge 1.49% Class A      $271.80            --                  --            --        27.02%
      All contract charges                            --         7,732          $1,984,969          2.01%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.40% to 1.30%*
2013  Lowest contract charge 0.40% Class B       $134.54            --                  --            --        31.94%
      Highest contract charge 1.30% Class B      $126.42            --                  --            --        30.76%
      All contract charges                            --           908          $  125,249          1.28%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.97            --                  --            --         1.74%
      Highest contract charge 1.30% Class B      $ 96.68            --                  --            --        14.12%
      All contract charges                            --           895          $   93,945          1.54%          --
2011  Lowest contract charge 0.50% Class B       $ 86.56            --                  --            --         0.03%
      Highest contract charge 1.30% Class B      $ 84.72            --                  --            --        (0.76)%
      All contract charges                            --           981          $   90,393          1.45%          --
2010  Lowest contract charge 0.50% Class B       $ 86.53            --                  --            --        15.30%
      Highest contract charge 1.30% Class B      $ 85.37            --                  --            --        14.38%
      All contract charges                            --         1,085          $  100,911          1.50%          --
2009  Lowest contract charge 0.50% Class B       $ 75.05            --                  --            --        27.68%
      Highest contract charge 1.30% Class B      $ 74.64            --                  --            --        26.68%
      All contract charges                            --         1,189          $   96,715          2.01%          --
EQ/CORE BOND INDEX
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                  --            --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                  --            --        (3.02)%
      All contract charges                            --           981          $  112,879          1.15%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.06            --                  --            --         1.02%
      Highest contract charge 1.45% Class B      $116.57            --                  --            --         1.66%
      All contract charges                            --         1,022          $  120,948          1.43%          --
2011  Lowest contract charge 0.50% Class B       $126.30            --                  --            --         4.28%
      Highest contract charge 1.45% Class B      $114.67            --                  --            --         3.29%
      All contract charges                            --         1,056          $  122,833          1.85%          --
2010  Lowest contract charge 0.50% Class B       $121.12            --                  --            --         5.25%
      Highest contract charge 1.45% Class B      $111.02            --                  --            --         4.25%
      All contract charges                            --         1,128          $  127,022          2.18%          --
2009  Lowest contract charge 0.50% Class B       $115.08            --                  --            --         2.18%
      Highest contract charge 1.45% Class B      $106.50            --                  --            --         1.20%
      All contract charges                            --         1,163          $  125,579          2.75%          --
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $121.26            --                  --            --        32.64%
      Highest contract charge 1.45% Class B      $113.79            --                  --            --        31.38%
      All contract charges                            --           290          $   33,783          1.34%          --
2012  Lowest contract charge 0.50% Class B       $ 91.42            --                  --            --        11.37%
      Highest contract charge 1.45% Class B      $ 86.61            --                  --            --        10.29%
      All contract charges                            --           301          $   26,650          0.86%          --
2011  Lowest contract charge 0.50% Class B       $ 82.09            --                  --            --        (5.13)%
      Highest contract charge 1.45% Class B      $ 78.53            --                  --            --        (6.03)%
      All contract charges                            --           322          $   25,523          0.30%          --
2010  Lowest contract charge 0.50% Class B       $ 86.53            --                  --            --        11.19%
      Highest contract charge 1.45% Class B      $ 83.57            --                  --            --        10.14%
      All contract charges                            --           332          $   28,092          0.85%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
2009  Lowest contract charge 0.50% Class B        $ 77.82            --                 --             --        32.01%
      Highest contract charge 1.45% Class B       $ 75.88            --                 --             --        30.76%
      All contract charges                             --           281           $ 21,535           1.99%          --
EQ/EMERGING MARKETS EQUITY PLUS
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B (j)    $ 94.95            --                 --             --        (4.18)%
      Highest contract charge 1.34% Class B (j)   $ 94.43            --                 --             --        (4.67)%
      All contract charges                             --            12           $  1,233           1.05%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A        $222.70            --                 --             --        30.59%
      Highest contract charge 1.45% Class A       $156.67            --                 --             --        29.60%
      All contract charges                             --         2,171           $883,708           1.48%          --
2012  Lowest contract charge 0.50% Class A        $112.35            --                 --             --        14.65%
      Highest contract charge 1.45% Class A       $120.89            --                 --             --        13.57%
      All contract charges                             --         2,282           $715,915           1.69%          --
2011  Lowest contract charge 0.50% Class A        $ 97.99            --                 --             --         1.26%
      Highest contract charge 1.45% Class A       $106.45            --                 --             --         0.29%
      All contract charges                             --         2,408           $665,749           1.68%          --
2010  Lowest contract charge 0.50% Class A        $ 96.77            --                 --             --        14.09%
      Highest contract charge 1.45% Class A       $106.14            --                 --             --        13.00%
      All contract charges                             --         2,548           $703,946           1.65%          --
2009  Lowest contract charge 0.50% Class A        $ 84.82            --                 --             --        25.55%
      Highest contract charge 1.45% Class A       $ 93.93            --                 --             --        24.34%
      All contract charges                             --         2,660           $651,857           2.22%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.40% to 1.30%*
2013  Lowest contract charge 0.40% Class B        $132.60            --                 --             --        30.99%
      Highest contract charge 1.30% Class B       $137.09            --                 --             --        29.83%
      All contract charges                             --         1,095           $162,807           1.48%          --
2012  Lowest contract charge 0.40% Class B (i)    $101.23            --                 --             --         1.05%
      Highest contract charge 1.30% Class B       $105.59            --                 --             --        13.75%
      All contract charges                             --           986           $112,301           1.69%          --
2011  Lowest contract charge 0.50% Class B        $ 96.88            --                 --             --         1.01%
      Highest contract charge 1.30% Class B       $ 92.83            --                 --             --         0.21%
      All contract charges                             --           937           $ 94,390           1.68%          --
2010  Lowest contract charge 0.50% Class B        $ 95.91            --                 --             --        13.80%
      Highest contract charge 1.30% Class B       $ 92.64            --                 --             --        12.91%
      All contract charges                             --           909           $ 91,565           1.65%          --
2009  Lowest contract charge 0.50% Class B        $ 84.28            --                 --             --        25.25%
      Highest contract charge 1.30% Class B       $ 82.05            --                 --             --        24.24%
      All contract charges                             --           891           $ 79,695           2.22%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $220.85            --                 --             --        31.88%
      Highest contract charge 1.45% Class B       $196.37            --                 --             --        30.63%
      All contract charges                             --         1,955           $389,832           0.48%          --
2012  Lowest contract charge 0.50% Class B        $167.46            --                 --             --        13.67%
      Highest contract charge 1.45% Class B       $150.33            --                 --             --        12.58%
      All contract charges                             --         2,100           $320,204           0.61%          --
2011  Lowest contract charge 0.50% Class B        $147.32            --                 --             --        (6.66)%
      Highest contract charge 1.45% Class B       $133.53            --                 --             --        (7.55)%
      All contract charges                             --         2,304           $311,114           0.26%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/EQUITY GROWTH PLUS (CONTINUED)
2010  Lowest contract charge 0.50% Class B       $157.83            --                 --             --        14.68%
      Highest contract charge 1.45% Class B      $144.44            --                 --             --        13.59%
      All contract charges                            --         2,551           $371,771           0.29%          --
2009  Lowest contract charge 0.50% Class B       $137.63            --                 --             --        27.18%
      Highest contract charge 1.45% Class B      $127.16            --                 --             --        25.96%
      All contract charges                            --         2,765           $354,268           0.90%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $116.54            --                 --             --        14.12%
      Highest contract charge 1.45% Class B      $121.38            --                 --             --        12.92%
      All contract charges                            --           664           $ 81,308           2.40%          --
2012  Lowest contract charge 0.40% Class B (i)   $102.12            --                 --             --         2.16%
      Highest contract charge 1.45% Class B      $107.49            --                 --             --         9.61%
      All contract charges                            --           669           $ 72,627           3.08%          --
2011  Lowest contract charge 0.50% Class B       $103.19            --                 --             --        (0.42)%
      Highest contract charge 1.45% Class B      $ 98.07            --                 --             --        (1.37)%
      All contract charges                            --           717           $ 70,812           3.23%          --
2010  Lowest contract charge 0.50% Class B       $103.63            --                 --             --        10.75%
      Highest contract charge 1.45% Class B      $ 99.43            --                 --             --         9.68%
      All contract charges                            --           785           $ 78,731           3.04%          --
2009  Lowest contract charge 0.50% Class B       $ 93.57            --                 --             --        29.87%
      Highest contract charge 1.45% Class B      $ 90.65            --                 --             --        28.64%
      All contract charges                            --           850           $ 77,384           5.79%          --
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B       $112.30            --                 --             --        22.68%
      Highest contract charge 1.34% Class B      $106.16            --                 --             --        21.63%
      All contract charges                            --           599           $ 64,174           1.18%          --
2012  Lowest contract charge 0.50% Class B       $ 91.54            --                 --             --        14.14%
      Highest contract charge 1.34% Class B      $ 87.28            --                 --             --        13.19%
      All contract charges                            --           589           $ 51,679           1.81%          --
2011  Lowest contract charge 0.50% Class B       $ 80.20            --                 --             --        (4.92)%
      Highest contract charge 1.34% Class B      $ 77.11            --                 --             --        (5.72)%
      All contract charges                            --           598           $ 46,424           1.83%          --
2010  Lowest contract charge 0.50% Class B       $ 84.35            --                 --             --         9.84%
      Highest contract charge 1.45% Class B      $ 81.46            --                 --             --         8.79%
      All contract charges                            --           593           $ 48,725           2.10%          --
2009  Lowest contract charge 0.50% Class B       $ 76.79            --                 --             --        27.81%
      Highest contract charge 1.45% Class B      $ 74.88            --                 --             --        26.59%
      All contract charges                            --           562           $ 42,403           2.59%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $153.61            --                 --             --        10.43%
      Highest contract charge 1.45% Class B      $141.35            --                 --             --         9.37%
      All contract charges                            --           149           $ 21,110           0.42%          --
2012  Lowest contract charge 0.50% Class B       $139.10            --                 --             --         4.72%
      Highest contract charge 1.45% Class B      $129.24            --                 --             --         3.72%
      All contract charges                            --           150           $ 19,467           0.00%          --
2011  Lowest contract charge 0.50% Class B       $132.83            --                 --             --         0.84%
      Highest contract charge 1.45% Class B      $124.60            --                 --             --        (0.12)%
      All contract charges                            --           159           $ 19,826           0.18%          --
2010  Lowest contract charge 0.50% Class B       $131.72            --                 --             --         9.08%
      Highest contract charge 1.45% Class B      $124.75            --                 --             --         8.04%
      All contract charges                            --           151           $ 18,664           0.00%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS (CONTINUED)
2009  Lowest contract charge 0.50% Class B       $120.76            --                 --             --        16.04%
      Highest contract charge 1.45% Class B      $115.47            --                 --             --        14.93%
      All contract charges                            --           120           $ 13,875             --           --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $149.63            --                 --             --        38.56%
      Highest contract charge 1.45% Class B      $276.83            --                 --             --        37.10%
      All contract charges                            --         2,476           $678,585           0.28%          --
2012  Lowest contract charge 0.40% Class B (i)   $107.99            --                 --             --         7.26%
      Highest contract charge 1.45% Class B      $201.92            --                 --             --        16.14%
      All contract charges                            --         2,285           $456,724           1.31%          --
2011  Lowest contract charge 0.50% Class B       $186.34            --                 --             --        (3.97)%
      Highest contract charge 1.45% Class B      $173.86            --                 --             --        (4.89)%
      All contract charges                            --         2,138           $367,988           0.08%          --
2010  Lowest contract charge 0.50% Class B       $194.05            --                 --             --        31.98%
      Highest contract charge 1.45% Class B      $182.80            --                 --             --        30.72%
      All contract charges                            --         1,887           $341,922           0.39%          --
2009  Lowest contract charge 0.50% Class B       $147.03            --                 --             --        40.75%
      Highest contract charge 1.45% Class B      $139.84            --                 --             --        39.39%
      All contract charges                            --         1,474           $205,125           0.47%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $129.27            --                 --             --        (3.00)%
      Highest contract charge 1.45% Class B      $119.45            --                 --             --        (3.93)%
      All contract charges                            --           616           $ 74,946           0.01%          --
2012  Lowest contract charge 0.50% Class B       $133.27            --                 --             --         3.20%
      Highest contract charge 1.45% Class B      $124.33            --                 --             --         2.21%
      All contract charges                            --           684           $ 86,443           1.44%          --
2011  Lowest contract charge 0.50% Class B       $129.14            --                 --             --         3.88%
      Highest contract charge 1.45% Class B      $121.64            --                 --             --         2.89%
      All contract charges                            --           678           $ 83,622           3.45%          --
2010  Lowest contract charge 0.50% Class B       $124.32            --                 --             --         5.78%
      Highest contract charge 1.45% Class B      $118.22            --                 --             --         4.76%
      All contract charges                            --           613           $ 73,535           2.99%          --
2009  Lowest contract charge 0.50% Class B       $117.53            --                 --             --         1.46%
      Highest contract charge 1.45% Class B      $112.85            --                 --             --         0.49%
      All contract charges                            --           507           $ 57,768           0.80%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $293.34            --                 --             --        19.76%
      Highest contract charge 1.45% Class B      $300.57            --                 --             --        18.61%
      All contract charges                            --         1,872           $425,169           0.82%          --
2012  Lowest contract charge 0.50% Class B       $244.94            --                 --             --        16.39%
      Highest contract charge 1.45% Class B      $253.40            --                 --             --        15.28%
      All contract charges                            --         2,004           $382,122           1.42%          --
2011  Lowest contract charge 0.50% Class B       $210.44            --                 --             --       (12.75)%
      Highest contract charge 1.45% Class B      $219.81            --                 --             --       (13.59)%
      All contract charges                            --         2,138           $354,891           1.73%          --
2010  Lowest contract charge 0.50% Class B       $241.20            --                 --             --        10.90%
      Highest contract charge 1.45% Class B      $254.37            --                 --             --         9.84%
      All contract charges                            --         2,335           $448,383           1.13%          --
2009  Lowest contract charge 0.50% Class B       $217.50            --                 --             --        49.31%
      Highest contract charge 1.45% Class B      $231.58            --                 --             --        47.89%
      All contract charges                            --         2,370           $413,743           1.34%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/HIGH YIELD BOND PORTFOLIO
      Unit Value 0.90% to 1.34%*
2013  Lowest contract charge 0.90% Class B (j)    $101.58            --                 --             --         1.91%
      Highest contract charge 1.34% Class B (j)   $101.29            --                 --             --         1.63%
      All contract charges                             --            10           $  1,010           8.79%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A        $163.88            --                 --             --        (2.33)%
      Highest contract charge 1.45% Class A       $140.04            --                 --             --        (3.07)%
      All contract charges                             --           336           $ 56,347           0.21%          --
2012  Lowest contract charge 0.70% Class A        $167.79            --                 --             --         0.27%
      Highest contract charge 1.45% Class A       $144.47            --                 --             --        (0.49)%
      All contract charges                             --           374           $ 64,905           0.24%          --
2011  Lowest contract charge 0.70% Class A        $167.34            --                 --             --         4.82%
      Highest contract charge 1.45% Class A       $145.18            --                 --             --         4.03%
      All contract charges                             --           406           $ 71,034           0.59%          --
2010  Lowest contract charge 0.50% Class A        $112.11            --                 --             --         3.96%
      Highest contract charge 1.45% Class A       $139.56            --                 --             --         2.96%
      All contract charges                             --           441           $ 74,135           1.34%          --
2009  Lowest contract charge 0.50% Class A        $107.84            --                 --             --        (2.52)%
      Highest contract charge 1.45% Class A       $135.54            --                 --             --        (3.45)%
      All contract charges                             --           480           $ 78,061           1.17%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B        $145.85            --                 --             --        (2.13)%
      Highest contract charge 1.30% Class B       $107.96            --                 --             --        (2.90)%
      All contract charges                             --           132           $ 17,667           0.21%          --
2012  Lowest contract charge 0.50% Class B        $149.03            --                 --             --         0.47%
      Highest contract charge 1.30% Class B       $111.19            --                 --             --        (0.32)%
      All contract charges                             --           161           $ 22,012           0.24%          --
2011  Lowest contract charge 0.90% Class B        $151.15            --                 --             --         4.35%
      Highest contract charge 1.30% Class B       $111.55            --                 --             --         3.94%
      All contract charges                             --           176           $ 24,234           0.59%          --
2010  Lowest contract charge 0.50% Class B        $141.57            --                 --             --         3.70%
      Highest contract charge 1.30% Class B       $107.32            --                 --             --         2.87%
      All contract charges                             --           177           $ 23,904           1.34%          --
2009  Lowest contract charge 0.50% Class B        $136.52            --                 --             --        (2.76)%
      Highest contract charge 1.30% Class B       $104.32            --                 --             --        (3.52)%
      All contract charges                             --           189           $ 25,089           1.17%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $130.94            --                 --             --        16.93%
      Highest contract charge 1.45% Class B       $160.07            --                 --             --        15.82%
      All contract charges                             --         1,071           $140,564           0.87%          --
2012  Lowest contract charge 0.50% Class B        $111.98            --                 --             --        15.73%
      Highest contract charge 1.45% Class B       $138.21            --                 --             --        14.62%
      All contract charges                             --         1,125           $127,018           1.47%          --
2011  Lowest contract charge 0.50% Class B        $ 96.76            --                 --             --       (17.35)%
      Highest contract charge 1.45% Class B       $120.58            --                 --             --       (18.13)%
      All contract charges                             --         1,229           $119,909           2.76%          --
2010  Lowest contract charge 0.50% Class B        $117.07            --                 --             --         8.68%
      Highest contract charge 1.45% Class B       $147.29            --                 --             --         7.64%
      All contract charges                             --         1,247           $148,586           1.90%          --
2009  Lowest contract charge 0.50% Class B        $107.72            --                 --             --        34.65%
      Highest contract charge 1.45% Class B       $136.84            --                 --             --        33.37%
      All contract charges                             --         1,120           $124,727           3.37%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A       $147.43            --                 --             --        20.62%
      Highest contract charge 1.45% Class A      $116.86            --                 --             --        19.71%
      All contract charges                            --         2,709           $407,476           2.22%          --
2012  Lowest contract charge 0.50% Class A       $ 78.26            --                 --             --        15.68%
      Highest contract charge 1.45% Class A      $ 97.62            --                 --             --        14.58%
      All contract charges                            --         2,926           $367,081           2.99%          --
2011  Lowest contract charge 0.50% Class A       $ 67.65            --                 --             --       (12.42)%
      Highest contract charge 1.45% Class A      $ 85.20            --                 --             --       (13.26)%
      All contract charges                            --         3,187           $348,671           2.95%          --
2010  Lowest contract charge 0.50% Class A       $ 77.24            --                 --             --         4.95%
      Highest contract charge 1.45% Class A      $ 98.22            --                 --             --         3.96%
      All contract charges                            --         3,485           $439,022           2.46%          --
2009  Lowest contract charge 0.50% Class A       $ 73.60            --                 --             --        26.79%
      Highest contract charge 1.45% Class A      $ 94.48            --                 --             --        25.55%
      All contract charges                            --         3,794           $458,941           2.69%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B       $123.74            --                 --             --        20.86%
      Highest contract charge 1.30% Class B      $ 88.20            --                 --             --        19.90%
      All contract charges                            --           418           $ 47,134           2.22%          --
2012  Lowest contract charge 0.50% Class B       $102.38            --                 --             --        15.68%
      Highest contract charge 1.30% Class B      $ 73.56            --                 --             --        14.78%
      All contract charges                            --           456           $ 42,914           2.99%          --
2011  Lowest contract charge 0.50% Class B       $ 88.50            --                 --             --       (12.64)%
      Highest contract charge 1.30% Class B      $ 64.09            --                 --             --       (13.33)%
      All contract charges                            --           537           $ 44,371           2.95%          --
2010  Lowest contract charge 0.50% Class B       $101.30            --                 --             --         4.69%
      Highest contract charge 1.30% Class B      $ 73.95            --                 --             --         3.86%
      All contract charges                            --           614           $ 58,834           2.46%          --
2009  Lowest contract charge 0.50% Class B       $ 96.76            --                 --             --        26.47%
      Highest contract charge 1.30% Class B      $ 71.20            --                 --             --        25.46%
      All contract charges                            --           676           $ 62,696           2.69%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $130.08            --                 --             --        18.85%
      Highest contract charge 1.45% Class B      $155.21            --                 --             --        17.60%
      All contract charges                            --         1,611           $231,103           1.13%          --
2012  Lowest contract charge 0.40% Class B (i)   $109.45            --                 --             --         9.20%
      Highest contract charge 1.45% Class B      $131.98            --                 --             --        15.76%
      All contract charges                            --         1,740           $211,658           1.81%          --
2011  Lowest contract charge 0.50% Class B       $ 94.32            --                 --             --       (16.58)%
      Highest contract charge 1.45% Class B      $114.01            --                 --             --       (17.38)%
      All contract charges                            --         1,878           $198,047           1.92%          --
2010  Lowest contract charge 0.50% Class B       $113.07            --                 --             --         5.54%
      Highest contract charge 1.45% Class B      $138.00            --                 --             --         4.54%
      All contract charges                            --         2,043           $260,491           0.77%          --
2009  Lowest contract charge 0.50% Class B       $107.14            --                 --             --        29.60%
      Highest contract charge 1.45% Class B      $132.01            --                 --             --        28.35%
      All contract charges                            --         2,074           $252,937           2.12%          --
EQ/INVESCO COMSTOCK
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $166.47            --                 --             --        34.36%
      Highest contract charge 1.45% Class B      $153.19            --                 --             --        33.08%
      All contract charges                            --           267           $ 41,252           4.48%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
EQ/INVESCO COMSTOCK (CONTINUED)
2012  Lowest contract charge 0.50% Class B    $123.90            --                 --             --        17.83%
      Highest contract charge 1.45% Class B   $115.11            --                 --             --        16.70%
      All contract charges                         --           229           $ 26,677           1.29%          --
2011  Lowest contract charge 0.70% Class B    $103.75            --                 --             --        (2.67)%
      Highest contract charge 1.45% Class B   $ 98.64            --                 --             --        (3.40)%
      All contract charges                         --           230           $ 22,874           1.38%          --
2010  Lowest contract charge 0.50% Class B    $107.82            --                 --             --        14.64%
      Highest contract charge 1.45% Class B   $102.11            --                 --             --        13.55%
      All contract charges                         --           227           $ 23,239           1.31%          --
2009  Lowest contract charge 0.50% Class B    $ 94.05            --                 --             --        27.77%
      Highest contract charge 1.45% Class B   $ 89.93            --                 --             --        26.54%
      All contract charges                         --           210           $ 18,995           0.00%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B    $169.26            --                 --             --        34.84%
      Highest contract charge 1.45% Class B   $148.94            --                 --             --        33.82%
      All contract charges                         --           325           $ 59,293           2.02%          --
2012  Lowest contract charge 0.70% Class B    $125.53            --                 --             --        15.24%
      Highest contract charge 1.45% Class B   $111.30            --                 --             --        14.36%
      All contract charges                         --           334           $ 45,422           0.96%          --
2011  Lowest contract charge 0.70% Class B    $108.93            --                 --             --        (5.89)%
      Highest contract charge 1.45% Class B   $ 97.32            --                 --             --        (6.60)%
      All contract charges                         --           360           $ 43,245           1.04%          --
2010  Lowest contract charge 0.50% Class B    $116.66            --                 --             --        11.76%
      Highest contract charge 1.45% Class B   $104.20            --                 --             --        10.70%
      All contract charges                         --           384           $ 49,132           1.33%          --
2009  Lowest contract charge 0.50% Class B    $104.38            --                 --             --        31.64%
      Highest contract charge 1.45% Class B   $ 94.13            --                 --             --        30.39%
      All contract charges                         --           376           $ 43,960           1.50%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B    $140.10            --                 --             --        30.63%
      Highest contract charge 1.45% Class B   $125.65            --                 --             --        29.66%
      All contract charges                         --           127           $ 16,453           0.50%          --
2012  Lowest contract charge 0.50% Class B    $103.69            --                 --             --        14.41%
      Highest contract charge 1.45% Class B   $ 96.91            --                 --             --        13.32%
      All contract charges                         --           136           $ 13,441           1.09%          --
2011  Lowest contract charge 0.50% Class B    $ 90.63            --                 --             --        (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52            --                 --             --        (5.63)%
      All contract charges                         --           157           $ 13,764           1.03%          --
2010  Lowest contract charge 0.50% Class B    $ 95.11            --                 --             --        13.61%
      Highest contract charge 1.45% Class B   $ 90.62            --                 --             --        12.53%
      All contract charges                         --           173           $ 16,084           1.05%          --
2009  Lowest contract charge 0.50% Class B    $ 83.72            --                 --             --        25.88%
      Highest contract charge 1.45% Class B   $ 80.53            --                 --             --        24.68%
      All contract charges                         --           163           $ 13,328           4.70%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $114.01            --                 --             --        31.83%
      Highest contract charge 1.45% Class B   $110.33            --                 --             --        30.57%
      All contract charges                         --         1,479           $167,886           0.98%          --
2012  Lowest contract charge 0.50% Class B    $ 86.48            --                 --             --        14.15%
      Highest contract charge 1.45% Class B   $ 84.50            --                 --             --        13.06%
      All contract charges                         --         1,516           $131,427           1.24%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B    $ 75.76            --                 --             --         1.84%
      Highest contract charge 1.45% Class B   $ 74.74            --                 --             --         0.88%
      All contract charges                         --         1,553           $118,553           0.88%          --
2010  Lowest contract charge 0.50% Class B    $ 74.39            --                 --             --        15.37%
      Highest contract charge 1.45% Class B   $ 74.09            --                 --             --        14.27%
      All contract charges                         --         1,628           $123,033           0.96%          --
2009  Lowest contract charge 0.50% Class B    $ 64.48            --                 --             --        35.52%
      Highest contract charge 1.45% Class B   $ 64.84            --                 --             --        34.24%
      All contract charges                         --         1,755           $115,833           2.19%          --
EQ/LARGE CAP GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $ 95.31            --                 --             --        34.71%
      Highest contract charge 1.45% Class B   $141.91            --                 --             --        33.42%
      All contract charges                         --         1,355           $283,323           0.17%          --
2012  Lowest contract charge 0.50% Class B    $ 70.75            --                 --             --        13.16%
      Highest contract charge 1.45% Class B   $106.36            --                 --             --        12.09%
      All contract charges                         --         1,473           $230,620           0.57%          --
2011  Lowest contract charge 0.50% Class B    $ 62.52            --                 --             --        (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89            --                 --             --        (5.05)%
      All contract charges                         --         1,612           $225,271           0.40%          --
2010  Lowest contract charge 0.50% Class B    $ 65.22            --                 --             --        13.88%
      Highest contract charge 1.45% Class B   $ 99.94            --                 --             --        12.80%
      All contract charges                         --         1,626           $240,110           0.37%          --
2009  Lowest contract charge 0.50% Class B    $ 57.27            --                 --             --        34.18%
      Highest contract charge 1.45% Class B   $ 88.60            --                 --             --        32.89%
      All contract charges                         --         1,746           $229,113           1.30%          --
EQ/LARGE CAP VALUE INDEX
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B    $ 91.55            --                 --             --        30.67%
      Highest contract charge 1.45% Class B   $ 86.00            --                 --             --        29.67%
      All contract charges                         --           608           $ 52,859           1.54%          --
2012  Lowest contract charge 0.70% Class B    $ 70.06            --                 --             --        15.78%
      Highest contract charge 1.45% Class B   $ 66.32            --                 --             --        14.90%
      All contract charges                         --           603           $ 40,229           2.04%          --
2011  Lowest contract charge 0.70% Class B    $ 60.51            --                 --             --        (1.03)%
      Highest contract charge 1.45% Class B   $ 57.72            --                 --             --        (1.77)%
      All contract charges                         --           616           $ 35,596           1.82%          --
2010  Lowest contract charge 0.50% Class B    $ 61.79            --                 --             --        14.04%
      Highest contract charge 1.45% Class B   $ 58.76            --                 --             --        12.97%
      All contract charges                         --           276           $ 16,209           1.51%          --
2009  Lowest contract charge 0.50% Class B    $ 54.18            --                 --             --        18.56%
      Highest contract charge 1.45% Class B   $ 52.01            --                 --             --        17.40%
      All contract charges                         --           268           $ 14,005          10.00%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A    $154.09            --                 --             --        31.54%
      Highest contract charge 1.45% Class A   $147.82            --                 --             --        30.55%
      All contract charges                         --         5,346           $751,645           1.05%          --
2012  Lowest contract charge 0.50% Class A    $129.69            --                 --             --        15.28%
      Highest contract charge 1.45% Class A   $113.23            --                 --             --        14.18%
      All contract charges                         --         5,838           $627,943           1.55%          --
2011  Lowest contract charge 0.50% Class A    $112.50            --                 --             --        (5.28)%
      Highest contract charge 1.45% Class A   $ 99.17            --                 --             --        (6.18)%
      All contract charges                         --         6,453           $607,136           1.30%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE PLUS (CONTINUED)
2010  Lowest contract charge 0.50% Class A       $118.77            --                 --             --        12.34%
      Highest contract charge 1.45% Class A      $105.70            --                 --             --        11.26%
      All contract charges                            --         7,115           $712,720           1.35%          --
2009  Lowest contract charge 0.50% Class A       $105.72            --                 --             --        20.01%
      Highest contract charge 1.45% Class A      $ 95.00            --                 --             --        18.87%
      All contract charges                            --         7,826           $703,519           2.43%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.40% to 1.30%*
2013  Lowest contract charge 0.40% Class B       $136.08            --                 --             --        31.95%
      Highest contract charge 1.30% Class B      $101.69            --                 --             --        30.77%
      All contract charges                            --           653           $ 93,695           1.05%          --
2012  Lowest contract charge 0.40% Class B (i)   $103.13            --                 --             --         3.04%
      Highest contract charge 1.30% Class B      $ 77.76            --                 --             --        14.37%
      All contract charges                            --           729           $ 79,920           1.55%          --
2011  Lowest contract charge 0.50% Class B       $111.04            --                 --             --        (5.55)%
      Highest contract charge 1.30% Class B      $ 67.99            --                 --             --        (6.30)%
      All contract charges                            --           852           $ 81,786           1.30%          --
2010  Lowest contract charge 0.50% Class B       $117.56            --                 --             --        12.12%
      Highest contract charge 1.30% Class B      $ 72.56            --                 --             --        11.24%
      All contract charges                            --           994           $101,850           1.35%          --
2009  Lowest contract charge 0.50% Class B       $104.86            --                 --             --        19.84%
      Highest contract charge 1.30% Class B      $ 65.23            --                 --             --        18.88%
      All contract charges                            --         1,154           $106,366           2.43%          --
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $172.41            --                 --             --        29.34%
      Highest contract charge 1.45% Class B      $158.65            --                 --             --        28.10%
      All contract charges                            --           294           $ 46,531           2.09%          --
2012  Lowest contract charge 0.50% Class B       $133.30            --                 --             --        14.79%
      Highest contract charge 1.45% Class B      $123.85            --                 --             --        13.70%
      All contract charges                            --           318           $ 39,251           1.11%          --
2011  Lowest contract charge 0.50% Class B       $116.13            --                 --             --        (8.97)%
      Highest contract charge 1.45% Class B      $108.93            --                 --             --        (9.84)%
      All contract charges                            --           367           $ 39,757           0.72%          --
2010  Lowest contract charge 0.50% Class B       $127.57            --                 --             --        13.40%
      Highest contract charge 1.45% Class B      $120.82            --                 --             --        12.32%
      All contract charges                            --           340           $ 40,755           0.44%          --
2009  Lowest contract charge 0.50% Class B       $112.50            --                 --             --        24.89%
      Highest contract charge 1.45% Class B      $107.57            --                 --             --        23.70%
      All contract charges                            --           227           $ 24,207           0.81%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $122.75            --                 --             --        13.20%
      Highest contract charge 1.45% Class B      $170.79            --                 --             --        12.00%
      All contract charges                            --           572           $ 97,506           0.94%          --
2012  Lowest contract charge 0.40% Class B (i)   $108.44            --                 --             --         8.57%
      Highest contract charge 1.45% Class B      $152.49            --                 --             --        17.95%
      All contract charges                            --           529           $ 80,371           1.02%          --
2011  Lowest contract charge 0.50% Class B       $137.81            --                 --             --       (11.16)%
      Highest contract charge 1.45% Class B      $129.28            --                 --             --       (12.01)%
      All contract charges                            --           490           $ 63,068           0.66%          --
2010  Lowest contract charge 0.50% Class B       $155.13            --                 --             --        14.37%
      Highest contract charge 1.45% Class B      $146.92            --                 --             --        14.87%
      All contract charges                            --           448           $ 65,388           0.99%          --
2009  Lowest contract charge 0.50% Class B       $135.64            --                 --             --        36.55%
      Highest contract charge 1.45% Class B      $127.90            --                 --             --        35.26%
      All contract charges                            --           353           $ 45,543           1.34%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/MID CAP INDEX
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $138.77            --                 --             --        32.05%
      Highest contract charge 1.45% Class B      $164.03            --                 --             --        30.66%
      All contract charges                            --         2,638           $434,850           0.79%          --
2012  Lowest contract charge 0.40% Class B (i)   $105.09            --                 --             --         4.58%
      Highest contract charge 1.45% Class B      $125.54            --                 --             --        15.38%
      All contract charges                            --         2,667           $336,215           0.99%          --
2011  Lowest contract charge 0.50% Class B       $124.17            --                 --             --        (2.89)%
      Highest contract charge 1.45% Class B      $108.81            --                 --             --        (3.82)%
      All contract charges                            --         2,759           $302,528           0.62%          --
2010  Lowest contract charge 0.50% Class B       $127.87            --                 --             --        25.12%
      Highest contract charge 1.45% Class B      $113.13            --                 --             --        23.93%
      All contract charges                            --         2,915           $331,992           0.76%          --
2009  Lowest contract charge 0.50% Class B       $102.20            --                 --             --        35.58%
      Highest contract charge 1.45% Class B      $ 91.29            --                 --             --        34.29%
      All contract charges                            --         2,983           $274,329           1.14%          --
EQ/MID CAP VALUE PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $250.75            --                 --             --        32.41%
      Highest contract charge 1.45% Class B      $175.62            --                 --             --        31.15%
      All contract charges                            --         2,362           $518,799           0.51%          --
2012  Lowest contract charge 0.50% Class B       $189.37            --                 --             --        18.03%
      Highest contract charge 1.45% Class B      $133.91            --                 --             --        16.90%
      All contract charges                            --         2,547           $426,205           1.21%          --
2011  Lowest contract charge 0.50% Class B       $160.44            --                 --             --        (9.88)%
      Highest contract charge 1.45% Class B      $114.55            --                 --             --       (10.74)%
      All contract charges                            --         2,799           $399,994           0.84%          --
2010  Lowest contract charge 0.50% Class B       $178.03            --                 --             --        21.85%
      Highest contract charge 1.45% Class B      $128.33            --                 --             --        20.69%
      All contract charges                            --         3,090           $493,736           1.01%          --
2009  Lowest contract charge 0.50% Class B       $146.11            --                 --             --        35.17%
      Highest contract charge 1.45% Class B      $106.33            --                 --             --        33.88%
      All contract charges                            --         3,356           $444,470           1.36%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.45%*
2013  Lowest contract charge 0.00% Class A       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.45% Class A      $113.69            --                 --             --        (1.45)%
      All contract charges                            --         1,837           $ 54,109           0.00%          --
2012  Lowest contract charge 0.00% Class A       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.45% Class A      $115.36            --                 --             --        (1.45)%
      All contract charges                            --         1,618           $ 59,952           0.00%          --
2011  Lowest contract charge 0.00% Class A       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.45% Class A      $117.06            --                 --             --        (1.51)%
      All contract charges                            --         1,582           $ 66,822           0.01%          --
2010  Lowest contract charge 0.50% Class A       $106.54            --                 --             --        (0.40)%
      Highest contract charge 1.49% Class A      $ 35.91            --                 --             --        (1.51)%
      All contract charges                            --         1,522           $ 75,400           0.06%          --
2009  Lowest contract charge 0.50% Class A       $106.97            --                 --             --        (0.21)%
      Highest contract charge 1.49% Class A      $ 36.46            --                 --             --        (1.43)%
      All contract charges                            --         1,888           $ 95,425           0.17%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.30%*
2013  Lowest contract charge 0.00% Class B       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.30% Class B      $ 98.23            --                 --             --        (1.29)%
      All contract charges                            --         4,019           $ 32,095           0.00%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/MONEY MARKET (CONTINUED)
2012  Lowest contract charge 0.00% Class B       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.30% Class B      $ 99.51            --                 --             --        (1.29)%
      All contract charges                            --         2,361           $ 34,491           0.00%          --
2011  Lowest contract charge 0.00% Class B       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.30% Class B      $100.81            --                 --             --        (1.28)%
      All contract charges                            --           882           $ 38,034           0.01%          --
2010  Lowest contract charge 0.50% Class B       $117.46            --                 --             --        (0.49)%
      Highest contract charge 1.30% Class B      $102.12            --                 --             --        (1.28)%
      All contract charges                            --           328           $ 37,487           0.06%          --
2009  Lowest contract charge 0.50% Class B       $118.04            --                 --             --        (0.51)%
      Highest contract charge 1.30% Class B      $103.45            --                 --             --        (1.29)%
      All contract charges                            --           380           $ 44,026           0.17%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $126.74            --                 --             --        26.75%
      Highest contract charge 1.45% Class B      $175.15            --                 --             --        25.43%
      All contract charges                            --           255           $ 44,612           0.81%          --
2012  Lowest contract charge 0.40% Class B (i)   $ 99.99            --                 --             --        (0.22)%
      Highest contract charge 1.45% Class B      $139.64            --                 --             --        10.94%
      All contract charges                            --           277           $ 38,861           0.84%          --
2011  Lowest contract charge 0.70% Class B       $132.95            --                 --             --         2.16%
      Highest contract charge 1.45% Class B      $125.87            --                 --             --         1.39%
      All contract charges                            --           295           $ 37,352           0.50%          --
2010  Lowest contract charge 0.50% Class B       $131.79            --                 --             --         7.68%
      Highest contract charge 1.45% Class B      $124.15            --                 --             --         6.65%
      All contract charges                            --           325           $ 40,465           0.61%          --
2009  Lowest contract charge 0.50% Class B       $122.39            --                 --             --        29.09%
      Highest contract charge 1.45% Class B      $116.41            --                 --             --        27.85%
      All contract charges                            --           287           $ 33,366           0.44%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $141.96            --                 --             --        37.99%
      Highest contract charge 1.45% Class B      $223.97            --                 --             --        36.53%
      All contract charges                            --         1,315           $290,113           0.00%          --
2012  Lowest contract charge 0.40% Class B (i)   $102.88            --                 --             --         2.91%
      Highest contract charge 1.45% Class B      $164.04            --                 --             --         7.17%
      All contract charges                            --         1,334           $215,643           0.48%          --
2011  Lowest contract charge 0.50% Class B       $163.17            --                 --             --        (8.16)%
      Highest contract charge 1.45% Class B      $153.06            --                 --             --        (9.03)%
      All contract charges                            --         1,246           $187,783           0.26%          --
2010  Lowest contract charge 0.50% Class B       $177.66            --                 --             --        31.64%
      Highest contract charge 1.45% Class B      $168.26            --                 --             --        30.38%
      All contract charges                            --           997           $166,171           0.12%          --
2009  Lowest contract charge 0.50% Class B       $134.96            --                 --             --        56.28%
      Highest contract charge 1.45% Class B      $129.05            --                 --             --        54.79%
      All contract charges                            --           662           $ 84,822           0.00%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $128.88            --                 --             --        28.62%
      Highest contract charge 1.45% Class B      $120.15            --                 --             --        27.40%
      All contract charges                            --           251           $ 30,649           0.70%          --
2012  Lowest contract charge 0.50% Class B       $100.20            --                 --             --        13.63%
      Highest contract charge 1.45% Class B      $ 94.31            --                 --             --        12.54%
      All contract charges                            --           277           $ 26,266           1.35%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/MUTUAL LARGE CAP EQUITY (CONTINUED)
2011  Lowest contract charge 0.50% Class B        $ 88.18            --                 --             --        (4.93)%
      Highest contract charge 1.45% Class B       $ 83.80            --                 --             --        (5.83)%
      All contract charges                             --           308           $ 25,979           0.90%          --
2010  Lowest contract charge 0.50% Class B        $ 92.75            --                 --             --        11.37%
      Highest contract charge 1.45% Class B       $ 88.99            --                 --             --        10.31%
      All contract charges                             --           342           $ 30,620           1.86%          --
2009  Lowest contract charge 0.50% Class B        $ 83.28            --                 --             --        24.50%
      Highest contract charge 1.45% Class B       $ 80.67            --                 --             --        23.31%
      All contract charges                             --           364           $ 29,448           0.19%          --
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $149.26            --                 --             --        25.70%
      Highest contract charge 1.45% Class B       $139.14            --                 --             --        24.50%
      All contract charges                             --           643           $ 89,648           2.48%          --
2012  Lowest contract charge 0.50% Class B        $118.74            --                 --             --        19.77%
      Highest contract charge 1.45% Class B       $111.76            --                 --             --        18.63%
      All contract charges                             --           555           $ 62,005           0.89%          --
2011  Lowest contract charge 0.50% Class B        $ 99.14            --                 --             --        (9.08)%
      Highest contract charge 1.45% Class B       $ 94.21            --                 --             --        (9.94)%
      All contract charges                             --           525           $ 49,427           0.83%          --
2010  Lowest contract charge 0.50% Class B        $109.04            --                 --             --        14.61%
      Highest contract charge 1.45% Class B       $104.61            --                 --             --        13.51%
      All contract charges                             --           356           $ 37,232           0.66%          --
2009  Lowest contract charge 0.50% Class B        $ 95.14            --                 --             --        37.92%
      Highest contract charge 1.45% Class B       $ 92.16            --                 --             --        36.61%
      All contract charges                             --           242           $ 22,289           0.70%          --
EQ/PIMCO GLOBAL REAL RETURN
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B (j)    $ 91.23            --                 --             --        (7.50)%
      Highest contract charge 1.34% Class B (j)   $ 90.73            --                 --             --        (7.98)%
      All contract charges                             --            25           $  2,381           0.18%          --
EQ/PIMCO ULTRA SHORT BOND
      Unit Value 1.10% to 1.10%*
2013  Lowest contract charge 1.10% Class A        $ 98.54            --                 --             --        (1.07)%
      Highest contract charge 1.10% Class A       $ 98.54            --                 --             --        (1.07)%
      All contract charges                             --             2           $    156           0.71%          --
2012  Lowest contract charge 1.10% Class A        $ 99.61            --                 --             --         0.38%
      Highest contract charge 1.25% Class A       $ 99.11            --                 --             --         0.23%
      All contract charges                             --             2           $    161           0.55%          --
2011  Lowest contract charge 1.10% Class A        $ 99.23            --                 --             --        (1.05)%
      Highest contract charge 1.25% Class A       $ 98.88            --                 --             --        (1.20)%
      All contract charges                             --             2           $    163           0.48%          --
2010  Lowest contract charge 1.10% Class A        $100.28            --                 --             --        (0.02)%
      Highest contract charge 1.25% Class A       $100.08            --                 --             --        (0.17)%
      All contract charges                             --             2           $    168           0.33%          --
2009  Lowest contract charge 1.10% Class A (c)    $100.30            --                 --             --         0.30%
      Highest contract charge 1.25% Class A (c)   $100.25            --                 --             --         0.25%
      All contract charges                             --             2           $    171           1.17%          --
EQ/PIMCO ULTRA SHORT BOND
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $113.81            --                 --             --        (0.42)%
      Highest contract charge 1.45% Class B       $104.73            --                 --             --        (1.37)%
      All contract charges                             --         1,000           $106,875           0.71%          --
2012  Lowest contract charge 0.50% Class B        $114.29            --                 --             --         0.99%
      Highest contract charge 1.45% Class B       $106.18            --                 --             --         0.02%
      All contract charges                             --         1,066           $115,019           0.55%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $113.17            --                 --             --        (0.69)%
      Highest contract charge 1.45% Class B      $106.16            --                 --             --        (1.64)%
      All contract charges                            --         1,147           $123,827           0.48%          --
2010  Lowest contract charge 0.50% Class B       $113.96            --                 --             --         0.34%
      Highest contract charge 1.45% Class B      $107.93            --                 --             --        (0.62)%
      All contract charges                            --         1,333           $145,853           0.33%          --
2009  Lowest contract charge 0.50% Class B       $113.57            --                 --             --         7.47%
      Highest contract charge 1.45% Class B      $108.60            --                 --             --         6.44%
      All contract charges                            --         1,345           $147,582           1.17%          --
EQ/QUALITY BOND PLUS
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A       $164.07            --                 --             --        (2.96)%
      Highest contract charge 1.45% Class A      $138.12            --                 --             --        (3.70)%
      All contract charges                            --           470           $ 83,030           0.34%          --
2012  Lowest contract charge 0.70% Class A       $169.08            --                 --             --         1.94%
      Highest contract charge 1.45% Class A      $143.42            --                 --             --         1.16%
      All contract charges                            --           526           $ 96,066           0.60%          --
2011  Lowest contract charge 0.70% Class A       $165.87            --                 --             --         0.75%
      Highest contract charge 1.45% Class A      $141.77            --                 --             --         0.00%
      All contract charges                            --           586           $105,659           2.46%          --
2010  Lowest contract charge 0.50% Class A       $109.76            --                 --             --         5.93%
      Highest contract charge 1.45% Class A      $141.77            --                 --             --         4.93%
      All contract charges                            --           663           $119,757          10.69%          --
2009  Lowest contract charge 0.50% Class A       $103.61            --                 --             --         5.75%
      Highest contract charge 1.45% Class A      $135.11            --                 --             --         4.74%
      All contract charges                            --           714           $122,518           3.62%          --
EQ/QUALITY BOND PLUS
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B       $144.88            --                 --             --        (2.78)%
      Highest contract charge 1.30% Class B      $102.72            --                 --             --        (3.54)%
      All contract charges                            --           184           $ 24,978           0.34%          --
2012  Lowest contract charge 0.50% Class B       $149.02            --                 --             --         2.15%
      Highest contract charge 1.30% Class B      $106.49            --                 --             --         1.33%
      All contract charges                            --           207           $ 28,867           0.60%          --
2011  Lowest contract charge 0.50% Class B       $145.89            --                 --             --         0.72%
      Highest contract charge 1.30% Class B      $105.09            --                 --             --        (0.08)%
      All contract charges                            --           225           $ 31,270           2.46%          --
2010  Lowest contract charge 0.50% Class B       $144.85            --                 --             --         5.71%
      Highest contract charge 1.30% Class B      $105.17            --                 --             --         4.88%
      All contract charges                            --           257           $ 35,267          10.69%          --
2009  Lowest contract charge 0.50% Class B       $137.03            --                 --             --         5.54%
      Highest contract charge 1.30% Class B      $100.28            --                 --             --         4.70%
      All contract charges                            --           266           $ 35,438           3.62%          --
EQ/SMALL COMPANY INDEX
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $143.48            --                 --             --        36.90%
      Highest contract charge 1.45% Class B      $228.54            --                 --             --        35.46%
      All contract charges                            --         1,124           $250,855           0.97%          --
2012  Lowest contract charge 0.40% Class B (i)   $104.81            --                 --             --         3.94%
      Highest contract charge 1.45% Class B      $168.71            --                 --             --        13.86%
      All contract charges                            --         1,155           $190,669           1.51%          --
2011  Lowest contract charge 0.50% Class B       $163.21            --                 --             --        (4.48)%
      Highest contract charge 1.45% Class B      $148.17            --                 --             --        (5.39)%
      All contract charges                            --         1,195           $175,975           0.67%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/SMALL COMPANY INDEX (CONTINUED)
2010  Lowest contract charge 0.50% Class B       $170.86            --                 --             --        25.19%
      Highest contract charge 1.45% Class B      $156.61            --                 --             --        24.00%
      All contract charges                            --         1,249           $194,601           0.97%          --
2009  Lowest contract charge 0.50% Class B       $136.48            --                 --             --        25.50%
      Highest contract charge 1.45% Class B      $126.30            --                 --             --        24.30%
      All contract charges                            --         1,263           $158,989           0.00%          --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $139.36            --                 --             --        37.37%
      Highest contract charge 1.45% Class B      $161.04            --                 --             --        35.92%
      All contract charges                            --         1,842           $298,052           0.00%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.45            --                 --             --         0.94%
      Highest contract charge 1.45% Class B      $118.48            --                 --             --        17.20%
      All contract charges                            --         1,724           $204,879           0.00%          --
2011  Lowest contract charge 0.50% Class B       $108.34            --                 --             --        (2.43)%
      Highest contract charge 1.45% Class B      $101.09            --                 --             --        (3.36)%
      All contract charges                            --         1,478           $149,894           0.00%          --
2010  Lowest contract charge 0.50% Class B       $111.04            --                 --             --        15.81%
      Highest contract charge 1.45% Class B      $104.60            --                 --             --        14.71%
      All contract charges                            --         1,301           $136,780           0.00%          --
2009  Lowest contract charge 0.50% Class B       $ 95.88            --                 --             --        41.92%
      Highest contract charge 1.45% Class B      $ 91.19            --                 --             --        40.57%
      All contract charges                            --         1,059           $ 96,907           0.00%          --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $122.73            --                 --             --        26.30%
      Highest contract charge 1.45% Class B      $114.42            --                 --             --        25.10%
      All contract charges                            --           394           $ 45,428           0.82%          --
2012  Lowest contract charge 0.50% Class B       $ 97.17            --                 --             --        18.75%
      Highest contract charge 1.45% Class B      $ 91.46            --                 --             --        17.60%
      All contract charges                            --           379           $ 34,837           1.35%          --
2011  Lowest contract charge 0.50% Class B       $ 81.83            --                 --             --        (8.76)%
      Highest contract charge 1.45% Class B      $ 77.77            --                 --             --        (9.62)%
      All contract charges                            --           375           $ 29,358           1.82%          --
2010  Lowest contract charge 0.50% Class B       $ 89.69            --                 --             --         7.45%
      Highest contract charge 1.45% Class B      $ 86.05            --                 --             --         6.42%
      All contract charges                            --           363           $ 31,436           1.51%          --
2009  Lowest contract charge 0.50% Class B       $ 83.47            --                 --             --        29.39%
      Highest contract charge 1.45% Class B      $ 80.86            --                 --             --        28.15%
      All contract charges                            --           345           $ 27,972           1.63%          --
EQ/UBS GROWTH & INCOME
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B       $175.81            --                 --             --        34.85%
      Highest contract charge 1.34% Class B      $162.58            --                 --             --        33.71%
      All contract charges                            --           160           $ 25,154           1.01%          --
2012  Lowest contract charge 0.50% Class B       $130.37            --                 --             --        12.31%
      Highest contract charge 1.34% Class B      $121.59            --                 --             --        11.36%
      All contract charges                            --           161           $ 18,984           0.84%          --
2011  Lowest contract charge 0.70% Class B       $114.40            --                 --             --        (3.50)%
      Highest contract charge 1.34% Class B      $109.19            --                 --             --        (4.12)%
      All contract charges                            --           177           $ 18,894           0.73%          --
2010  Lowest contract charge 0.50% Class B       $120.05            --                 --             --        12.50%
      Highest contract charge 1.45% Class B      $113.09            --                 --             --        11.43%
      All contract charges                            --           206           $ 22,949           0.73%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                         UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ----------------- ----------------- -------------- ---------
EQ/UBS GROWTH & INCOME (CONTINUED)
2009  Lowest contract charge 0.50% Class B                $106.71            --                 --             --        31.77%
      Highest contract charge 1.45% Class B               $101.49            --                 --             --        30.52%
      All contract charges                                     --           207           $ 20,745           0.00%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B                $182.55            --                 --             --        38.38%
      Highest contract charge 1.45% Class B               $164.57            --                 --             --        37.06%
      All contract charges                                     --         1,169           $197,650           0.00%          --
2012  Lowest contract charge 0.50% Class B                $131.92            --                 --             --        19.83%
      Highest contract charge 1.45% Class B               $120.07            --                 --             --        18.68%
      All contract charges                                     --         1,067           $131,515           0.01%          --
2011  Lowest contract charge 0.50% Class B                $110.09            --                 --             --        (6.34)%
      Highest contract charge 1.45% Class B               $101.17            --                 --             --        (7.23)%
      All contract charges                                     --           930           $ 96,316           0.00%          --
2010  Lowest contract charge 0.50% Class B                $117.54            --                 --             --        16.70%
      Highest contract charge 1.45% Class B               $109.06            --                 --             --        15.59%
      All contract charges                                     --           661           $ 73,829           0.01%          --
2009  Lowest contract charge 0.50% Class B                $100.72            --                 --             --        39.60%
      Highest contract charge 1.45% Class B               $ 94.35            --                 --             --        38.26%
      All contract charges                                     --           484           $ 46,515           0.19%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Class 2        $154.96            --                 --             --        30.30%
      Highest contract charge 1.45% Service Class 2       $132.61            --                 --             --        29.05%
      All contract charges                                     --         1,341           $215,365           0.93%          --
2012  Lowest contract charge 0.50% Service Class 2        $118.93            --                 --             --        15.57%
      Highest contract charge 1.45% Service Class 2       $102.76            --                 --             --        14.46%
      All contract charges                                     --         1,056           $131,733           1.35%          --
2011  Lowest contract charge 0.50% Service Class 2        $102.91            --                 --             --        (3.27)%
      Highest contract charge 1.45% Service Class 2       $ 89.78            --                 --             --        (7.73)%
      All contract charges                                     --           650           $ 71,089           1.27%          --
2010  Lowest contract charge 0.70% Service Class 2 (d)    $117.81            --                 --             --        12.48%
      Highest contract charge 1.34% Service Class 2 (d)   $117.57            --                 --             --        12.28%
      All contract charges                                     --           147           $ 16,900           2.98%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Service Class 2        $153.07            --                 --             --        27.19%
      Highest contract charge 1.20% Service Class 2       $149.13            --                 --             --        26.30%
      All contract charges                                     --            27           $  4,066           2.84%          --
2012  Lowest contract charge 0.50% Service Class 2        $120.35            --                 --             --        16.47%
      Highest contract charge 1.20% Service Class 2       $118.08            --                 --             --        15.64%
      All contract charges                                     --            17           $  1,911           4.38%          --
2011  Lowest contract charge 0.90% Service Class 2        $102.63            --                 --             --        (0.25)%
      Highest contract charge 1.20% Service Class 2       $102.11            --                 --             --        (0.55)%
      All contract charges                                     --             6           $    659           3.76%          --
2010  Lowest contract charge 0.90% Service Class 2 (d)    $102.89            --                 --             --         3.37%
      Highest contract charge 1.20% Service Class 2 (d)   $102.67            --                 --             --         3.16%
      All contract charges                                     --             2           $    192           3.45%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.90% to 1.20%*
2013  Lowest contract charge 0.90% Service Class 2        $152.11            --                 --             --        34.65%
      Highest contract charge 1.20% Service Class 2       $150.41            --                 --             --        34.23%
      All contract charges                                     --           106           $ 15,878           0.33%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                         UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ----------------- ----------------- -------------- ---------
FIDELITY(R) VIP MID CAP PORTFOLIO (CONTINUED)
2012  Lowest contract charge 0.90% Service Class 2        $112.97           --                  --             --        13.53%
      Highest contract charge 1.20% Service Class 2       $112.05           --                  --             --        13.18%
      All contract charges                                     --           67             $ 7,525           0.50%          --
2011  Lowest contract charge 0.90% Service Class 2        $ 99.51           --                  --             --       (11.65)%
      Highest contract charge 1.20% Service Class 2       $ 99.00           --                  --             --       (11.91)%
      All contract charges                                     --           39             $ 3,930           0.03%          --
2010  Lowest contract charge 0.90% Service Class 2 (d)    $112.63           --                  --             --        13.50%
      Highest contract charge 1.20% Service Class 2 (d)   $112.39           --                  --             --        13.27%
      All contract charges                                     --           13             $ 1,569           0.28%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Class 2        $155.82           --                  --             --        31.89%
      Highest contract charge 1.45% Service Class 2       $130.80           --                  --             --        30.64%
      All contract charges                                     --          175             $24,067           0.75%          --
2012  Lowest contract charge 0.50% Service Class 2        $118.14           --                  --             --        17.59%
      Highest contract charge 1.45% Service Class 2       $100.12           --                  --             --        16.46%
      All contract charges                                     --          104             $10,957           1.38%          --
2011  Lowest contract charge 0.70% Service Class 2        $ 86.38           --                  --             --       (11.80)%
      Highest contract charge 1.34% Service Class 2       $ 86.03           --                  --             --       (12.14)%
      All contract charges                                     --           43             $ 3,873           1.38%          --
2010  Lowest contract charge 0.90% Service Class 2 (d)    $107.80           --                  --             --         7.99%
      Highest contract charge 1.20% Service Class 2 (d)   $107.57           --                  --             --         7.77%
      All contract charges                                     --            3             $   377           1.16%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Series II              $140.23           --                  --             --        30.11%
      Highest contract charge 1.20% Series II             $136.62           --                  --             --        29.19%
      All contract charges                                     --           25             $ 3,550           2.61%          --
2012  Lowest contract charge 0.50% Series II              $107.78           --                  --             --        17.78%
      Highest contract charge 1.20% Series II             $105.75           --                  --             --        16.94%
      All contract charges                                     --            7             $   724           2.26%          --
2011  Lowest contract charge 1.00% Series II (f)          $ 90.74           --                  --             --        (8.50)%
      Highest contract charge 1.20% Series II (f)         $ 90.43           --                  --             --        (8.63)%
      All contract charges                                     --            2             $   139           0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Series II              $133.74           --                  --             --         1.92%
      Highest contract charge 1.45% Series II             $111.42           --                  --             --         0.95%
      All contract charges                                     --          326             $42,220           3.92%          --
2012  Lowest contract charge 0.50% Series II              $131.22           --                  --             --        27.21%
      Highest contract charge 1.45% Series II             $110.37           --                  --             --        25.99%
      All contract charges                                     --          237             $30,273           0.52%          --
2011  Lowest contract charge 0.50% Series II              $103.15           --                  --             --        (7.20)%
      Highest contract charge 1.45% Series II             $ 87.60           --                  --             --       (11.03)%
      All contract charges                                     --          118             $12,045           4.79%          --
2010  Lowest contract charge 0.70% Series II (d)          $109.44           --                  --             --         5.19%
      Highest contract charge 1.34% Series II (d)         $109.21           --                  --             --         5.00%
      All contract charges                                     --           33             $ 3,634           1.16%          --
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Series II              $118.07           --                  --             --         6.24%
      Highest contract charge 1.34% Series II             $115.46           --                  --             --         5.34%
      All contract charges                                     --          167             $19,329           5.32%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                   UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                   ---------- ----------------- ----------------- -------------- ---------
INVESCO V.I. HIGH YIELD FUND (CONTINUED)
2012  Lowest contract charge 0.50% Series II        $111.14           --                  --             --        16.38%
      Highest contract charge 1.34% Series II       $109.61           --                  --             --        15.39%
      All contract charges                               --          115             $12,652           6.78%          --
2011  Lowest contract charge 0.70% Series II (g)    $ 95.38           --                  --             --        (4.60)%
      Highest contract charge 1.34% Series II (g)   $ 94.99           --                  --             --        (4.97)%
      All contract charges                               --           28             $ 2,717           0.00%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Series II        $137.93           --                  --             --        18.12%
      Highest contract charge 1.45% Series II       $115.26           --                  --             --        17.00%
      All contract charges                               --          256             $31,602           1.12%          --
2012  Lowest contract charge 0.50% Series II        $116.77           --                  --             --        14.68%
      Highest contract charge 1.45% Series II       $ 98.51           --                  --             --        13.57%
      All contract charges                               --          185             $19,463           1.50%          --
2011  Lowest contract charge 0.70% Series II        $ 87.16           --                  --             --       (10.41)%
      Highest contract charge 1.34% Series II       $ 86.80           --                  --             --       (10.76)%
      All contract charges                               --           89             $ 8,406           0.59%          --
2010  Lowest contract charge 0.90% Series II (d)    $109.72           --                  --             --        11.11%
      Highest contract charge 1.20% Series II (d)   $109.49           --                  --             --        10.89%
      All contract charges                               --           12             $ 1,264           1.91%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Series II        $137.13           --                  --             --        27.82%
      Highest contract charge 1.34% Series II       $146.29           --                  --             --        26.75%
      All contract charges                               --           93             $13,303           0.54%          --
2012  Lowest contract charge 0.50% Series II        $117.72           --                  --             --        10.06%
      Highest contract charge 1.34% Series II       $115.42           --                  --             --         9.13%
      All contract charges                               --           85             $ 9,766           0.00%          --
2011  Lowest contract charge 0.50% Series II        $106.96           --                  --             --        (6.97)%
      Highest contract charge 1.34% Series II       $105.76           --                  --             --        (7.75)%
      All contract charges                               --           67             $ 7,017           0.11%          --
2010  Lowest contract charge 0.70% Series II (d)    $114.89           --                  --             --         9.90%
      Highest contract charge 1.34% Series II (d)   $114.65           --                  --             --         9.70%
      All contract charges                               --           16             $ 1,938           0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Series II        $188.18           --                  --             --        36.13%
      Highest contract charge 1.34% Series II       $184.17           --                  --             --        35.24%
      All contract charges                               --           43             $ 7,508           0.00%          --
2012  Lowest contract charge 0.70% Series II        $138.24           --                  --             --        12.86%
      Highest contract charge 1.34% Series II       $136.18           --                  --             --        12.14%
      All contract charges                               --           35             $ 4,643           0.00%          --
2011  Lowest contract charge 0.70% Series II        $122.49           --                  --             --        (1.68)%
      Highest contract charge 1.34% Series II       $121.44           --                  --             --        (2.31)%
      All contract charges                               --           33             $ 3,749           0.00%          --
2010  Lowest contract charge 0.70% Series II (d)    $124.58           --                  --             --        17.58%
      Highest contract charge 1.34% Series II (d)   $124.31           --                  --             --        17.37%
      All contract charges                               --            5             $   788           0.00%          --
IVY FUNDS VIP ENERGY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Common Shares    $132.33           --                  --             --        27.12%
      Highest contract charge 1.45% Common Shares   $109.25           --                  --             --        25.91%
      All contract charges                               --          240             $33,769           0.00%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
IVY FUNDS VIP ENERGY (CONTINUED)
2012  Lowest contract charge 0.50% Common Shares        $104.10            --                 --             --         0.86%
      Highest contract charge 1.45% Common Shares       $ 86.77            --                 --             --        (0.10)%
      All contract charges                                   --           195           $ 21,721           0.00%          --
2011  Lowest contract charge 0.50% Common Shares        $103.21            --                 --             --        (9.53)%
      Highest contract charge 1.45% Common Shares       $ 86.86            --                 --             --       (12.04)%
      All contract charges                                   --           143           $ 16,122           0.00%          --
2010  Lowest contract charge 0.70% Common Shares (d)    $128.82            --                 --             --        24.79%
      Highest contract charge 1.34% Common Shares (d)   $128.55            --                 --             --        24.57%
      All contract charges                                   --            29           $  3,760           0.00%          --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Common Shares        $144.79            --                 --             --         9.95%
      Highest contract charge 1.45% Common Shares       $125.08            --                 --             --         8.90%
      All contract charges                                   --           949           $134,006           4.77%          --
2012  Lowest contract charge 0.50% Common Shares        $131.69            --                 --             --        18.04%
      Highest contract charge 1.45% Common Shares       $114.86            --                 --             --        16.92%
      All contract charges                                   --           683           $ 88,396           5.63%          --
2011  Lowest contract charge 0.50% Common Shares        $111.56            --                 --             --         4.73%
      Highest contract charge 1.34% Common Shares       $110.31            --                 --             --         3.85%
      All contract charges                                   --           301           $ 33,347           6.59%          --
2010  Lowest contract charge 0.70% Common Shares (e)    $106.45            --                 --             --         4.86%
      Highest contract charge 1.34% Common Shares (e)   $106.22            --                 --             --         4.67%
      All contract charges                                   --            53           $  5,682           0.00%          --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Common Shares        $131.72            --                 --             --        29.29%
      Highest contract charge 1.45% Common Shares       $128.43            --                 --             --        28.06%
      All contract charges                                   --           490           $ 63,271           0.00%          --
2012  Lowest contract charge 0.50% Common Shares        $101.88            --                 --             --        12.99%
      Highest contract charge 1.45% Common Shares       $100.29            --                 --             --        11.91%
      All contract charges                                   --           273           $ 27,513           0.00%          --
2011  Lowest contract charge 0.70% Common Shares (g)    $ 90.05            --                 --             --        (7.12)%
      Highest contract charge 1.34% Common Shares (g)   $ 89.68            --                 --             --        (7.48)%
      All contract charges                                   --            64           $  5,792           0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Common Shares        $150.20            --                 --             --        42.64%
      Highest contract charge 1.34% Common Shares       $116.08            --                 --             --        41.44%
      All contract charges                                   --            79           $ 10,227           0.00%          --
2012  Lowest contract charge 0.50% Common Shares        $ 83.22            --                 --             --         4.64%
      Highest contract charge 1.45% Common Shares       $ 81.92            --                 --             --         3.64%
      All contract charges                                   --            60           $  5,527           0.00%          --
2011  Lowest contract charge 0.50% Common Shares        $ 79.53            --                 --             --       (16.05)%
      Highest contract charge 1.34% Common Shares       $ 79.10            --                 --             --       (16.49)%
      All contract charges                                   --            32           $  2,757           0.35%          --
2010  Lowest contract charge 0.90% Common Shares (d)    $112.82            --                 --             --        13.52%
      Highest contract charge 1.20% Common Shares (d)   $112.58            --                 --             --        13.30%
      All contract charges                                   --             2           $    268           0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Shares       $110.67            --                 --             --        (1.73)%
      Highest contract charge 1.45% Service Shares      $ 96.13            --                 --             --        (2.67)%
      All contract charges                                   --         1,075           $116,148           1.54%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(CONTINUED)
2012  Lowest contract charge 0.50% Service Shares        $112.62           --                  --             --        21.44%
      Highest contract charge 1.45% Service Shares       $ 98.77           --                  --             --        20.28%
      All contract charges                                    --          827            $ 91,646           1.97%          --
2011  Lowest contract charge 0.50% Service Shares        $ 92.74           --                  --             --       (18.44)%
      Highest contract charge 1.45% Service Shares       $ 82.12           --                  --             --       (15.20)%
      All contract charges                                    --          499            $ 45,930           2.84%          --
2010  Lowest contract charge 0.50% Service Shares (e)    $113.71           --                  --             --         8.60%
      Highest contract charge 1.34% Service Shares (e)   $113.40           --                  --             --         8.34%
      All contract charges                                    --          144            $ 16,398           1.82%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Class         $152.45           --                  --             --        26.99%
      Highest contract charge 1.45% Service Class        $131.09           --                  --             --        25.78%
      All contract charges                                    --          817            $125,058           1.45%          --
2012  Lowest contract charge 0.50% Service Class         $120.05           --                  --             --        15.36%
      Highest contract charge 1.45% Service Class        $104.22           --                  --             --        14.25%
      All contract charges                                    --          507            $ 61,848           1.50%          --
2011  Lowest contract charge 0.70% Service Class         $108.65           --                  --             --        (2.46)%
      Highest contract charge 1.34% Service Class        $107.72           --                  --             --        (3.09)%
      All contract charges                                    --          281            $ 29,846           1.30%          --
2010  Lowest contract charge 0.70% Service Class (d)     $111.39           --                  --             --         7.84%
      Highest contract charge 1.34% Service Class (d)    $111.16           --                  --             --         7.65%
      All contract charges                                    --           55            $  6,102           0.00%          --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Service Class         $177.69           --                  --             --        29.14%
      Highest contract charge 1.34% Service Class        $173.91           --                  --             --        28.31%
      All contract charges                                    --           52            $  8,910           0.45%          --
2012  Lowest contract charge 0.70% Service Class         $137.59           --                  --             --        15.87%
      Highest contract charge 1.34% Service Class        $135.54           --                  --             --        15.12%
      All contract charges                                    --           40            $  5,419           0.24%          --
2011  Lowest contract charge 0.70% Service Class         $118.75           --                  --             --        (0.34)%
      Highest contract charge 1.34% Service Class        $117.74           --                  --             --        (0.98)%
      All contract charges                                    --           22            $  2,551           0.26%          --
2010  Lowest contract charge 0.70% Service Class (e)     $119.15           --                  --             --        12.10%
      Highest contract charge 1.34% Service Class (e)    $118.90           --                  --             --        11.90%
      All contract charges                                    --            3            $    314           0.00%          --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.90% to 1.34%*
2013  Lowest contract charge 0.90% Service Class         $171.04           --                  --             --        30.55%
      Highest contract charge 1.34% Service Class        $168.53           --                  --             --        29.98%
      All contract charges                                    --           66            $ 10,673           0.97%          --
2012  Lowest contract charge 0.90% Service Class         $131.01           --                  --             --        17.76%
      Highest contract charge 1.34% Service Class        $129.66           --                  --             --        17.23%
      All contract charges                                    --           50            $  6,232           0.82%          --
2011  Lowest contract charge 0.90% Service Class         $111.25           --                  --             --        (3.29)%
      Highest contract charge 1.34% Service Class        $110.60           --                  --             --        (3.72)%
      All contract charges                                    --           32            $  3,388           0.82%          --
2010  Lowest contract charge 0.90% Service Class (d)     $115.04           --                  --             --         9.34%
      Highest contract charge 1.34% Service Class (d)    $114.87           --                  --             --         9.20%
      All contract charges                                    --           16            $  1,748           0.00%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Class        $182.92            --                 --             --        34.05%
      Highest contract charge 1.45% Service Class       $138.26            --                 --             --        32.76%
      All contract charges                                   --           170           $ 30,430           0.00%          --
2012  Lowest contract charge 0.50% Service Class        $136.46            --                 --             --        13.69%
      Highest contract charge 1.45% Service Class       $104.14            --                 --             --        12.61%
      All contract charges                                   --           137           $ 18,531           0.00%          --
2011  Lowest contract charge 0.50% Service Class        $120.03            --                 --             --         0.55%
      Highest contract charge 1.45% Service Class       $ 92.48            --                 --             --        (3.74)%
      All contract charges                                   --            80           $  9,624           0.00%          --
2010  Lowest contract charge 0.70% Service Class (e)    $119.29            --                 --             --        11.34%
      Highest contract charge 1.34% Service Class (e)   $119.04            --                 --             --        11.14%
      All contract charges                                   --            16           $  1,973           0.00%          --
MFS(R) UTILITIES SERIES
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Service Class        $124.67            --                 --             --        19.74%
      Highest contract charge 1.45% Service Class       $125.44            --                 --             --        18.46%
      All contract charges                                   --           429           $ 66,413           2.24%          --
2012  Lowest contract charge 0.40% Service Class (i)    $104.12            --                 --             --         3.92%
      Highest contract charge 1.45% Service Class       $105.89            --                 --             --        11.57%
      All contract charges                                   --           316           $ 41,304           6.82%          --
2011  Lowest contract charge 0.50% Service Class        $117.74            --                 --             --         5.98%
      Highest contract charge 1.45% Service Class       $ 94.91            --                 --             --        (3.94)%
      All contract charges                                   --           175           $ 20,340           3.47%          --
2010  Lowest contract charge 0.70% Service Class (e)    $111.03            --                 --             --         9.36%
      Highest contract charge 1.34% Service Class (e)   $110.79            --                 --             --         9.16%
      All contract charges                                   --            19           $  2,068           0.00%          --
MULTIMANAGER AGGRESSIVE EQUITY
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A              $118.05            --                 --             --        36.24%
      Highest contract charge 1.45% Class A             $101.08            --                 --             --        35.21%
      All contract charges                                   --         5,230           $612,296           0.11%          --
2012  Lowest contract charge 0.50% Class A              $106.13            --                 --             --        13.64%
      Highest contract charge 1.45% Class A             $ 74.76            --                 --             --        12.56%
      All contract charges                                   --         5,853           $503,519           0.23%          --
2011  Lowest contract charge 0.50% Class A              $ 93.39            --                 --             --        (6.52)%
      Highest contract charge 1.45% Class A             $ 66.42            --                 --             --        (7.42)%
      All contract charges                                   --         6,544           $497,562           0.15%          --
2010  Lowest contract charge 0.50% Class A              $ 99.90            --                 --             --        17.31%
      Highest contract charge 1.45% Class A             $ 71.74            --                 --             --        16.19%
      All contract charges                                   --         7,304           $598,009           0.87%          --
2009  Lowest contract charge 0.50% Class A              $ 85.16            --                 --             --        36.94%
      Highest contract charge 1.45% Class A             $ 61.74            --                 --             --        35.63%
      All contract charges                                   --         7,754           $543,315           0.40%          --
MULTIMANAGER AGGRESSIVE EQUITY
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B              $108.55            --                 --             --        36.46%
      Highest contract charge 1.30% Class B             $135.04            --                 --             --        35.38%
      All contract charges                                   --           248           $ 26,270           0.11%          --
2012  Lowest contract charge 0.50% Class B              $ 79.55            --                 --             --        13.64%
      Highest contract charge 1.30% Class B             $ 99.75            --                 --             --        12.74%
      All contract charges                                   --           268           $ 20,873           0.23%          --
2011  Lowest contract charge 0.50% Class B              $ 70.00            --                 --             --        (6.75)%
      Highest contract charge 1.30% Class B             $ 88.48            --                 --             --        (7.49)%
      All contract charges                                   --           303           $ 20,908           0.15%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2010  Lowest contract charge 0.50% Class B       $ 75.07           --                  --             --        17.02%
      Highest contract charge 1.30% Class B      $ 95.64           --                  --             --        16.10%
      All contract charges                            --          367            $ 27,322           0.87%          --
2009  Lowest contract charge 0.50% Class B       $ 64.15           --                  --             --        36.58%
      Highest contract charge 1.30% Class B      $ 82.38           --                  --             --        35.52%
      All contract charges                            --          279            $ 17,675           0.40%          --
MULTIMANAGER CORE BOND
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $ 98.80           --                  --             --        (2.75)%
      Highest contract charge 1.45% Class B      $141.01           --                  --             --        (3.77)%
      All contract charges                            --          946            $134,945           1.53%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.59           --                  --             --         1.52%
      Highest contract charge 1.45% Class B      $146.53           --                  --             --         3.94%
      All contract charges                            --          985            $145,634           2.08%          --
2011  Lowest contract charge 0.50% Class B       $155.17           --                  --             --         5.28%
      Highest contract charge 1.45% Class B      $140.97           --                  --             --         4.28%
      All contract charges                            --          844            $120,045           2.57%          --
2010  Lowest contract charge 0.50% Class B       $147.39           --                  --             --         5.68%
      Highest contract charge 1.45% Class B      $135.19           --                  --             --         4.66%
      All contract charges                            --          818            $111,731           2.80%          --
2009  Lowest contract charge 0.50% Class B       $139.47           --                  --             --         7.77%
      Highest contract charge 1.45% Class B      $129.17           --                  --             --         6.74%
      All contract charges                            --          666            $ 86,980           3.57%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $160.59           --                  --             --        17.56%
      Highest contract charge 1.45% Class B      $143.12           --                  --             --        16.44%
      All contract charges                            --          409            $ 59,491           1.18%          --
2012  Lowest contract charge 0.50% Class B       $136.60           --                  --             --        17.15%
      Highest contract charge 1.45% Class B      $122.91           --                  --             --        16.03%
      All contract charges                            --          442            $ 55,004           1.41%          --
2011  Lowest contract charge 0.50% Class B       $116.60           --                  --             --       (18.39)%
      Highest contract charge 1.45% Class B      $105.93           --                  --             --       (19.17)%
      All contract charges                            --          489            $ 52,486           1.60%          --
2010  Lowest contract charge 0.50% Class B       $142.88           --                  --             --         6.42%
      Highest contract charge 1.45% Class B      $131.06           --                  --             --         5.40%
      All contract charges                            --          552            $ 73,081           2.93%          --
2009  Lowest contract charge 0.50% Class B       $134.26           --                  --             --        29.27%
      Highest contract charge 1.45% Class B      $124.34           --                  --             --        28.04%
      All contract charges                            --          597            $ 74,900           1.59%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $166.09           --                  --             --        33.59%
      Highest contract charge 1.45% Class B      $148.02           --                  --             --        32.31%
      All contract charges                            --           96            $ 14,367           0.63%          --
2012  Lowest contract charge 0.50% Class B       $124.33           --                  --             --        13.94%
      Highest contract charge 1.45% Class B      $111.87           --                  --             --        12.84%
      All contract charges                            --          108            $ 12,243           0.57%          --
2011  Lowest contract charge 0.50% Class B       $109.12           --                  --             --        (7.81)%
      Highest contract charge 1.45% Class B      $ 99.14           --                  --             --        (8.69)%
      All contract charges                            --          125            $ 12,610           0.30%          --
2010  Lowest contract charge 0.50% Class B       $118.37           --                  --             --        10.98%
      Highest contract charge 1.45% Class B      $108.58           --                  --             --         9.93%
      All contract charges                            --          137            $ 15,023           0.26%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER LARGE CAP CORE EQUITY (CONTINUED)
2009    Lowest contract charge 0.50% Class B     $106.66           --                  --             --        31.86%
        Highest contract charge 1.45% Class B    $ 98.77           --                  --             --        30.58%
        All contract charges                          --          150             $15,024           1.43%          --
MULTIMANAGER LARGE CAP VALUE
        Unit Value 0.50% to 1.45%*
2013    Lowest contract charge 0.50% Class B     $188.13           --                  --             --        31.48%
        Highest contract charge 1.45% Class B    $167.67           --                  --             --        30.23%
        All contract charges                          --          339             $57,525           1.49%          --
2012    Lowest contract charge 0.50% Class B     $143.09           --                  --             --        15.00%
        Highest contract charge 1.45% Class B    $128.75           --                  --             --        13.89%
        All contract charges                          --          368             $48,051           1.18%          --
2011    Lowest contract charge 0.50% Class B     $124.43           --                  --             --        (6.00)%
        Highest contract charge 1.45% Class B    $113.05           --                  --             --        (6.89)%
        All contract charges                          --          414             $47,447           0.98%          --
2010    Lowest contract charge 0.50% Class B     $132.37           --                  --             --        12.22%
        Highest contract charge 1.45% Class B    $121.41           --                  --             --        11.51%
        All contract charges                          --          468             $57,445           0.87%          --
2009    Lowest contract charge 0.50% Class B     $117.95           --                  --             --        22.65%
        Highest contract charge 1.45% Class B    $108.88           --                  --             --        21.09%
        All contract charges                          --          507             $55,659           1.87%          --
MULTIMANAGER MID CAP GROWTH
        Unit Value 0.70% to 1.45%*
2013    Lowest contract charge 0.70% Class B     $182.04           --                  --             --        39.20%
        Highest contract charge 1.45% Class B    $166.20           --                  --             --        38.13%
        All contract charges                          --          489             $83,389           0.00%          --
2012    Lowest contract charge 0.70% Class B     $130.78           --                  --             --        14.64%
        Highest contract charge 1.45% Class B    $120.32           --                  --             --        13.78%
        All contract charges                          --          511             $62,998           0.00%          --
2011    Lowest contract charge 0.70% Class B     $114.08           --                  --             --        (8.53)%
        Highest contract charge 1.45% Class B    $105.75           --                  --             --        (9.22)%
        All contract charges                          --          573             $61,816           0.00%          --
2010    Lowest contract charge 0.50% Class B     $127.00           --                  --             --        26.24%
        Highest contract charge 1.45% Class B    $116.49           --                  --             --        25.04%
        All contract charges                          --          642             $76,165           0.00%          --
2009    Lowest contract charge 0.50% Class B     $100.60           --                  --             --        41.07%
        Highest contract charge 1.45% Class B    $ 93.16           --                  --             --        39.71%
        All contract charges                          --          679             $64,442           0.00%          --
MULTIMANAGER MID CAP VALUE
        Unit Value 0.50% to 1.45%*
2013    Lowest contract charge 0.50% Class B     $218.80           --                  --             --        34.92%
        Highest contract charge 1.45% Class B    $194.99           --                  --             --        33.63%
        All contract charges                          --          355             $69,948           0.36%          --
2012    Lowest contract charge 0.50% Class B     $162.17           --                  --             --        14.24%
        Highest contract charge 1.45% Class B    $145.92           --                  --             --        13.14%
        All contract charges                          --          386             $56,917           0.36%          --
2011    Lowest contract charge 0.50% Class B     $141.96           --                  --             --       (13.77)%
        Highest contract charge 1.45% Class B    $128.97           --                  --             --       (14.58)%
        All contract charges                          --          440             $57,115           0.02%          --
2010    Lowest contract charge 0.50% Class B     $164.62           --                  --             --        24.29%
        Highest contract charge 1.45% Class B    $150.99           --                  --             --        23.10%
        All contract charges                          --          487             $74,122           0.77%          --
2009    Lowest contract charge 0.50% Class B     $132.45           --                  --             --        43.64%
        Highest contract charge 1.45% Class B    $122.66           --                  --             --        42.28%
        All contract charges                          --          487             $60,246           3.10%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A    $117.13           --                  --             --        (1.70)%
      Highest contract charge 1.45% Class A   $ 96.89           --                  --             --        (2.45)%
      All contract charges                         --          476            $ 78,335           3.40%          --
2012  Lowest contract charge 0.50% Class A    $102.94           --                  --             --         4.81%
      Highest contract charge 1.45% Class A   $ 99.32           --                  --             --         3.80%
      All contract charges                         --          520            $ 87,757           2.29%          --
2011  Lowest contract charge 0.50% Class A    $ 98.22           --                  --             --         4.80%
      Highest contract charge 1.45% Class A   $ 95.68           --                  --             --         3.81%
      All contract charges                         --          546            $ 88,897           3.96%          --
2010  Lowest contract charge 0.50% Class A    $ 93.72           --                  --             --         6.36%
      Highest contract charge 1.45% Class A   $ 92.17           --                  --             --         5.35%
      All contract charges                         --          586            $ 92,038           2.82%          --
2009  Lowest contract charge 0.50% Class A    $ 88.11           --                  --             --         9.36%
      Highest contract charge 1.45% Class A   $ 87.49           --                  --             --         8.32%
      All contract charges                         --          599            $ 89,248           4.66%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B    $131.54           --                  --             --        (1.36)%
      Highest contract charge 1.30% Class B   $ 94.68           --                  --             --        (2.15)%
      All contract charges                         --          275            $ 28,502           3.40%          --
2012  Lowest contract charge 0.50% Class B    $133.36           --                  --             --         4.79%
      Highest contract charge 1.30% Class B   $ 96.76           --                  --             --         3.96%
      All contract charges                         --          300            $ 31,613           2.29%          --
2011  Lowest contract charge 0.50% Class B    $127.26           --                  --             --         4.55%
      Highest contract charge 1.30% Class B   $ 93.07           --                  --             --         3.72%
      All contract charges                         --          289            $ 29,574           3.96%          --
2010  Lowest contract charge 0.50% Class B    $121.72           --                  --             --         6.09%
      Highest contract charge 1.30% Class B   $ 89.73           --                  --             --         5.26%
      All contract charges                         --          305            $ 30,085           2.82%          --
2009  Lowest contract charge 0.50% Class B    $114.73           --                  --             --         9.10%
      Highest contract charge 1.30% Class B   $ 85.24           --                  --             --         8.23%
      All contract charges                         --          277            $ 26,252           4.66%          --
MULTIMANAGER SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $185.94           --                  --             --        47.03%
      Highest contract charge 1.45% Class B   $170.19           --                  --             --        45.64%
      All contract charges                         --          340            $ 57,990           0.00%          --
2012  Lowest contract charge 0.50% Class B    $126.46           --                  --             --        10.81%
      Highest contract charge 1.45% Class B   $116.86           --                  --             --         9.76%
      All contract charges                         --          327            $ 38,523           0.00%          --
2011  Lowest contract charge 0.50% Class B    $114.12           --                  --             --       (16.10)%
      Highest contract charge 1.45% Class B   $106.47           --                  --             --       (16.90)%
      All contract charges                         --          365            $ 39,106           0.00%          --
2010  Lowest contract charge 0.50% Class B    $136.02           --                  --             --        27.01%
      Highest contract charge 1.45% Class B   $128.13           --                  --             --        25.81%
      All contract charges                         --          410            $ 52,764           0.00%          --
2009  Lowest contract charge 0.50% Class B    $107.09           --                  --             --        33.86%
      Highest contract charge 1.45% Class B   $101.85           --                  --             --        32.58%
      All contract charges                         --          429            $ 43,863           0.00%
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $269.12           --                  --             --        42.01%
      Highest contract charge 1.45% Class B   $195.43           --                  --             --        40.65%
      All contract charges                         --          592            $148,120           0.55%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
2012  Lowest contract charge 0.50% Class B              $189.51            --                 --             --        16.19%
      Highest contract charge 1.45% Class B             $138.95            --                 --             --        15.08%
      All contract charges                                   --           629           $112,152           0.58%          --
2011  Lowest contract charge 0.50% Class B              $163.11            --                 --             --        (9.47)%
      Highest contract charge 1.45% Class B             $120.74            --                 --             --       (10.34)%
      All contract charges                                   --           696           $107,551           0.07%          --
2010  Lowest contract charge 0.50% Class B              $180.17            --                 --             --        23.89%
      Highest contract charge 1.45% Class B             $134.66            --                 --             --        22.70%
      All contract charges                                   --           783           $134,605           0.15%          --
2009  Lowest contract charge 0.50% Class B              $145.43            --                 --             --        25.78%
      Highest contract charge 1.45% Class B             $109.75            --                 --             --        24.59%
      All contract charges                                   --           853           $119,151           1.05%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B              $182.43            --                 --             --        34.91%
      Highest contract charge 1.45% Class B             $162.58            --                 --             --        33.62%
      All contract charges                                   --           829           $137,447           0.00%          --
2012  Lowest contract charge 0.50% Class B              $135.22            --                 --             --        12.86%
      Highest contract charge 1.45% Class B             $121.67            --                 --             --        11.78%
      All contract charges                                   --           919           $113,684           0.00%          --
2011  Lowest contract charge 0.50% Class B              $119.81            --                 --             --        (5.30)%
      Highest contract charge 1.45% Class B             $108.85            --                 --             --        (6.20)%
      All contract charges                                   --           978           $108,102           0.00%          --
2010  Lowest contract charge 0.50% Class B              $126.51            --                 --             --        17.11%
      Highest contract charge 1.45% Class B             $116.04            --                 --             --        16.00%
      All contract charges                                   --         1,075           $126,366           0.00%          --
2009  Lowest contract charge 0.50% Class B              $108.02            --                 --             --        57.65%
      Highest contract charge 1.45% Class B             $100.03            --                 --             --        56.15%
      All contract charges                                   --         1,128           $114,338           0.00%          --
OPPENHEIMER MAIN STREET FUND(R) /VA
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Service Class        $160.94            --                 --             --        30.78%
      Highest contract charge 1.20% Service Class       $156.80            --                 --             --        29.87%
      All contract charges                                   --             7           $  1,126           0.86%          --
2012  Lowest contract charge 0.50% Service Class        $123.06            --                 --             --        16.02%
      Highest contract charge 1.20% Service Class       $120.74            --                 --             --        15.20%
      All contract charges                                   --             4           $    521           0.60%          --
2011  Lowest contract charge 0.50% Service Class        $106.07            --                 --             --        (0.80)%
      Highest contract charge 1.20% Service Class       $104.81            --                 --             --        (1.50)%
      All contract charges                                   --             2           $    187           0.41%          --
2010  Lowest contract charge 1.20% Service Class (d)    $106.41            --                 --             --         7.17%
      Highest contract charge 1.20% Service Class (d)   $106.41            --                 --             --         7.17%
      All contract charges                                   --            --           $     52           0.00%          --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Advisor Class        $101.07            --                 --             --       (15.14)%
      Highest contract charge 1.20% Advisor Class       $ 98.47            --                 --             --       (15.74)%
      All contract charges                                   --            48           $  4,781           1.55%          --
2012  Lowest contract charge 0.50% Advisor Class        $119.10            --                 --             --         4.59%
      Highest contract charge 1.20% Advisor Class       $116.86            --                 --             --         3.86%
      All contract charges                                   --            31           $  3,633           2.52%          --
2011  Lowest contract charge 0.50% Advisor Class        $113.87            --                 --             --        (8.01)%
      Highest contract charge 1.20% Advisor Class       $112.52            --                 --             --        (8.65)%
      All contract charges                                   --            16           $  1,926          14.41%          --
2010  Lowest contract charge 0.90% Advisor Class (d)    $123.43            --                 --             --        22.88%
      Highest contract charge 1.20% Advisor Class (d)   $123.17            --                 --             --        22.63%
      All contract charges                                   --             4           $    561          11.03%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
TARGET 2015 ALLOCATION
      Unit Value 0.50% to 1.35%*
2013  Lowest contract charge 0.50% Class B    $127.99           --                  --             --        13.50%
      Highest contract charge 1.35% Class B   $120.20           --                  --             --        12.53%
      All contract charges                         --          211             $25,198           1.39%          --
2012  Lowest contract charge 0.50% Class B    $112.77           --                  --             --        10.31%
      Highest contract charge 1.35% Class B   $106.82           --                  --             --         9.37%
      All contract charges                         --          208             $22,217           1.35%          --
2011  Lowest contract charge 0.50% Class B    $102.23           --                  --             --        (3.30)%
      Highest contract charge 1.35% Class B   $ 97.67           --                  --             --        (4.13)%
      All contract charges                         --          217             $21,215           1.57%          --
2010  Lowest contract charge 0.50% Class B    $105.72           --                  --             --        10.17%
      Highest contract charge 1.45% Class B   $101.43           --                  --             --         9.12%
      All contract charges                         --          202             $20,501           1.52%          --
2009  Lowest contract charge 0.50% Class B    $ 95.96           --                  --             --        19.71%
      Highest contract charge 1.45% Class B   $ 92.95           --                  --             --        18.56%
      All contract charges                         --          171             $15,922           4.64%          --
TARGET 2025 ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $131.46           --                  --             --        18.51%
      Highest contract charge 1.45% Class B   $122.55           --                  --             --        17.37%
      All contract charges                         --          367             $45,631           1.35%          --
2012  Lowest contract charge 0.50% Class B    $110.93           --                  --             --        12.28%
      Highest contract charge 1.45% Class B   $104.41           --                  --             --        11.22%
      All contract charges                         --          333             $34,948           1.44%          --
2011  Lowest contract charge 0.50% Class B    $ 98.80           --                  --             --        (4.38)%
      Highest contract charge 1.45% Class B   $ 93.88           --                  --             --        (5.30)%
      All contract charges                         --          306             $28,988           1.45%          --
2010  Lowest contract charge 0.50% Class B    $103.33           --                  --             --        11.38%
      Highest contract charge 1.45% Class B   $ 99.13           --                  --             --        10.32%
      All contract charges                         --          272             $27,184           1.46%          --
2009  Lowest contract charge 0.50% Class B    $ 92.77           --                  --             --        22.58%
      Highest contract charge 1.45% Class B   $ 89.86           --                  --             --        21.42%
      All contract charges                         --          222             $20,037           4.87%          --
TARGET 2035 ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $133.60           --                  --             --        21.64%
      Highest contract charge 1.45% Class B   $124.55           --                  --             --        20.49%
      All contract charges                         --          333             $41,685           1.35%          --
2012  Lowest contract charge 0.50% Class B    $109.83           --                  --             --        13.54%
      Highest contract charge 1.45% Class B   $103.37           --                  --             --        12.46%
      All contract charges                         --          295             $30,826           1.51%          --
2011  Lowest contract charge 0.70% Class B    $ 95.70           --                  --             --        (5.31)%
      Highest contract charge 1.45% Class B   $ 91.92           --                  --             --        (6.03)%
      All contract charges                         --          258             $23,880           1.44%          --
2010  Lowest contract charge 0.50% Class B    $101.96           --                  --             --        12.16%
      Highest contract charge 1.45% Class B   $ 97.82           --                  --             --        11.09%
      All contract charges                         --          219             $21,513           1.41%          --
2009  Lowest contract charge 0.50% Class B    $ 90.90           --                  --             --        24.93%
      Highest contract charge 1.45% Class B   $ 88.05           --                  --             --        23.74%
      All contract charges                         --          169             $14,876           4.83%          --
TARGET 2045 ALLOCATION
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B    $132.29           --                  --             --        24.34%
      Highest contract charge 1.45% Class B   $125.15           --                  --             --        23.41%
      All contract charges                         --          245             $30,986           1.35%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
TARGET 2045 ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.70% Class B               $106.39           --                  --             --        14.62%
      Highest contract charge 1.45% Class B              $101.41           --                  --             --        13.75%
      All contract charges                                    --          213             $21,756           1.59%          --
2011  Lowest contract charge 0.70% Class B               $ 92.82           --                  --             --        (6.19)%
      Highest contract charge 1.45% Class B              $ 89.15           --                  --             --        (6.90)%
      All contract charges                                    --          179             $16,081           1.35%          --
2010  Lowest contract charge 0.50% Class B               $ 99.81           --                  --             --        12.71%
      Highest contract charge 1.45% Class B              $ 95.76           --                  --             --        11.65%
      All contract charges                                    --          147             $14,276           1.25%          --
2009  Lowest contract charge 0.50% Class B               $ 88.55           --                  --             --        27.14%
      Highest contract charge 1.45% Class B              $ 85.77           --                  --             --        25.91%
      All contract charges                                    --          117             $10,042           4.83%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Class 2               $119.67           --                  --             --         1.12%
      Highest contract charge 1.20% Class 2              $116.59           --                  --             --         0.40%
      All contract charges                                    --          232             $27,077           4.73%          --
2012  Lowest contract charge 0.50% Class 2               $118.35           --                  --             --        14.49%
      Highest contract charge 1.20% Class 2              $116.12           --                  --             --        13.69%
      All contract charges                                    --          135             $15,647           6.09%          --
2011  Lowest contract charge 0.70% Class 2               $103.02           --                  --             --        (1.56)%
      Highest contract charge 1.20% Class 2              $102.14           --                  --             --        (2.06)%
      All contract charges                                    --           65             $ 6,603           5.27%          --
2010  Lowest contract charge 0.90% Class 2 (d)           $104.51           --                  --             --         4.37%
      Highest contract charge 1.20% Class 2 (d)          $104.29           --                  --             --         4.16%
      All contract charges                                    --           19             $ 2,035           0.24%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class S Shares        $ 93.89           --                  --             --         9.75%
      Highest contract charge 1.34% Class S Shares       $ 91.81           --                  --             --         8.82%
      All contract charges                                    --          202             $18,656           0.46%          --
2012  Lowest contract charge 0.50% Class S Shares        $ 85.55           --                  --             --         2.59%
      Highest contract charge 1.34% Class S Shares       $ 84.37           --                  --             --         1.72%
      All contract charges                                    --          164             $13,909           0.00%          --
2011  Lowest contract charge 0.50% Class S Shares (g)    $ 83.39           --                  --             --       (16.43)%
      Highest contract charge 1.34% Class S Shares (g)   $ 82.94           --                  --             --       (16.86)%
      All contract charges                                    --           76             $ 6,314           0.00%          --

   ----------
  (a)Units were made available on July 10, 2009.
  (b)Units were made available on September 18, 2009.
  (c)Units were made available on September 30, 2009.
  (d)Units were made available on May 3, 2010.
  (e)Units were made available on September 20, 2010.
  (f)Units were made available on May 2, 2011.
  (g)Units were made available on May 20, 2011.
  (h)Units were made available on June 8, 2012.
  (i)Units were made available on August 17, 2012.
  (j)Units were made available on May 20, 2013.

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2013

7. Financial Highlights (Concluded)

  * This ratio represents the annual contract expenses consisting of mortality, risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invest.
  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2013 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-145

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm............................................... F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2013 and 2012.............................................. F-2
 Consolidated Statements of Earnings (Loss), Years Ended December 31, 2013, 2012 and 2011............. F-3
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2013, 2012 and 2011. F-4
 Consolidated Statements of Equity, Years Ended December 31, 2013, 2012 and 2011...................... F-5
 Consolidated Statements of Cash Flows, Years Ended December 31, 2013, 2012 and 2011.................. F-6
 Notes to Consolidated Financial Statements........................................................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2014

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2013 AND 2012

                                                      2013        2012
                                                   ----------  ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value.......................................... $   29,419  $   33,607
  Mortgage loans on real estate...................      5,684       5,059
  Equity real estate, held for the production of
   income.........................................          3           4
  Policy loans....................................      3,434       3,512
  Other equity investments........................      1,863       1,643
  Trading securities..............................      4,221       2,309
  Other invested assets...........................      1,353       1,828
                                                   ----------  ----------
   Total investments..............................     45,977      47,962
Cash and cash equivalents.........................      2,283       3,162
Cash and securities segregated, at fair value.....        981       1,551
Broker-dealer related receivables.................      1,539       1,605
Deferred policy acquisition costs.................      3,874       3,728
Goodwill and other intangible assets, net.........      3,703       3,673
Amounts due from reinsurers.......................      3,934       3,847
Loans to affiliates...............................      1,088       1,037
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................      6,747      11,044
Other assets......................................      4,418       5,095
Separate Accounts' assets.........................    108,857      94,139
                                                   ----------  ----------

TOTAL ASSETS...................................... $  183,401  $  176,843
                                                   ==========  ==========

LIABILITIES
Policyholders' account balances................... $   30,340  $   28,263
Future policy benefits and other policyholders
  liabilities.....................................     21,697      22,687
Broker-dealer related payables....................        538         664
Customers related payables........................      1,698       2,562
Amounts due to reinsurers.........................         71          75
Short-term and long-term debt.....................        468         523
Loans from affiliates.............................        825       1,325
Current and deferred income taxes.................      2,813       5,172
Other liabilities.................................      2,653       3,503
Separate Accounts' liabilities....................    108,857      94,139
                                                   ----------  ----------
   Total liabilities..............................    169,960     158,913
                                                   ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding.............          2           2
  Capital in excess of par value..................      5,934       5,992
  Retained earnings...............................      5,205       9,125
  Accumulated other comprehensive income (loss)...       (603)        317
                                                   ----------  ----------
   Total AXA Equitable's equity...................     10,538      15,436
                                                   ----------  ----------
Noncontrolling interest...........................      2,903       2,494
                                                   ----------  ----------
   Total equity...................................     13,441      17,930
                                                   ----------  ----------

TOTAL LIABILITIES AND EQUITY...................... $  183,401  $  176,843
                                                   ==========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                              2013       2012       2011
                                            --------  ---------  ---------
                                                     (IN MILLIONS)
REVENUES
Universal life and investment-type
  product policy fee income................ $  3,546  $   3,334  $   3,312
Premiums...................................      496        514        533
Net investment income (loss):
  Investment income (loss) from
   derivative instruments..................   (2,866)      (978)     2,374
  Other investment income (loss)...........    2,237      2,316      2,128
                                            --------  ---------  ---------
   Total net investment income (loss)......     (629)     1,338      4,502
                                            --------  ---------  ---------
Investment gains (losses), net:
  Total other-than-temporary impairment
   losses..................................      (81)       (96)       (36)
  Portion of loss recognized in other
   comprehensive income (loss).............       15          2          4
                                            --------  ---------  ---------
   Net impairment losses recognized........      (66)       (94)       (32)
  Other investment gains (losses), net.....      (33)        (3)       (15)
                                            --------  ---------  ---------
     Total investment gains (losses),
       net.................................      (99)       (97)       (47)
                                            --------  ---------  ---------
Commissions, fees and other income.........    3,823      3,574      3,631
Increase (decrease) in the fair value
  of the reinsurance contract asset........   (4,297)       497      5,941
                                            --------  ---------  ---------
     Total revenues........................    2,840      9,160     17,872
                                            --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................    1,691      2,989      4,360
Interest credited to policyholders'
  account balances.........................    1,373      1,166        999
Compensation and benefits..................    1,743      1,672      2,263
Commissions................................    1,160      1,248      1,195
Distribution related payments..............      423        367        303
Amortization of deferred sales
  commissions..............................       41         40         38
Interest expense...........................       88        108        106
Amortization of deferred policy
  acquisition costs........................      580        576      3,620
Capitalization of deferred policy
  acquisition costs........................     (655)      (718)      (759)
Rent expense...............................      169        201        240
Amortization of other intangible assets....       24         24         24
Other operating costs and expenses.........    1,512      1,429      1,359
                                            --------  ---------  ---------
     Total benefits and other deductions...    8,149      9,102     13,748
                                            --------  ---------  ---------

Earnings (loss) from continuing
  operations, before income taxes.......... $ (5,309) $      58  $   4,124
Income tax (expense) benefit...............    2,073        158     (1,298)
                                            --------  ---------  ---------

Net earnings (loss)........................   (3,236)       216      2,826
  Less: net (earnings) loss
   attributable to the noncontrolling
   interest................................     (337)      (121)       101
                                            --------  ---------  ---------

Net Earnings (Loss) Attributable to AXA
  Equitable................................ $ (3,573) $      95  $   2,927
                                            ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                  2013      2012      2011
                                                --------  --------  --------
                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................ $ (3,236) $    216  $  2,826
                                                --------  --------  --------

Other comprehensive income (loss) net of
  income taxes:
   Change in unrealized gains (losses), net
     of reclassification adjustment............   (1,211)      580       366
   Change in defined benefit plans.............      299        26       (74)
                                                --------  --------  --------
     Total other comprehensive income
       (loss), net of income taxes.............     (912)      606       292
                                                --------  --------  --------

Comprehensive income (loss)....................   (4,148)      822     3,118
                                                --------  --------  --------

  Less: Comprehensive (income) loss
   attributable to noncontrolling interest.....     (345)     (113)      122
                                                --------  --------  --------

Comprehensive Income (Loss) Attributable to
  AXA Equitable................................ $ (4,493) $    709  $  3,240
                                                ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                2013       2012       2011
                                             ---------  ---------  ---------
                                                      (IN MILLIONS)
  EQUITY
  AXA Equitable's Equity:
    Common stock, at par value, beginning
     and end of year........................ $       2  $       2  $       2
                                             ---------  ---------  ---------

    Capital in excess of par value,
     beginning of year......................     5,992      5,743      5,593
    Changes in capital in excess of par
     value..................................       (58)       249        150
                                             ---------  ---------  ---------
    Capital in excess of par value, end
     of year................................     5,934      5,992      5,743
                                             ---------  ---------  ---------

    Retained earnings, beginning of year....     9,125      9,392      6,844
    Net earnings (loss).....................    (3,573)        95      2,927
    Stockholder dividends...................      (347)      (362)      (379)
                                             ---------  ---------  ---------
    Retained earnings, end of year..........     5,205      9,125      9,392
                                             ---------  ---------  ---------

    Accumulated other comprehensive
     income (loss), beginning of year.......       317       (297)     (610)
    Other comprehensive income (loss).......      (920)       614        313
                                             ---------  ---------  ---------
    Accumulated other comprehensive
     income (loss), end of year.............      (603)       317       (297)
                                             ---------  ---------  ---------

     TOTAL AXA EQUITABLE'S EQUITY, END OF
       YEAR.................................    10,538     15,436     14,840
                                             ---------  ---------  ---------

  Noncontrolling interest, beginning of
    year....................................     2,494      2,703      3,118
  Purchase of AllianceBernstein Units by
    noncontrolling interest.................        --         --          1
  Purchase of noncontrolling interest in
    consolidated entity.....................        --         --        (31)
  Repurchase of AllianceBernstein Holding
    units...................................       (76)      (145)      (140)
  Net earnings (loss) attributable to
    noncontrolling interest.................       337        121       (101)
  Dividends paid to noncontrolling
    interest................................      (306)      (219)      (312)
  Dividend of AllianceBernstein Units by
    AXA Equitable to AXA Financial..........       113         --         --
  Other comprehensive income (loss)
    attributable to noncontrolling
    interest................................         8         (8)       (21)
  Other changes in noncontrolling interest..       333         42        189
                                             ---------  ---------  ---------

       Noncontrolling interest, end of
         year...............................     2,903      2,494      2,703
                                             ---------  ---------  ---------

  TOTAL EQUITY, END OF YEAR................. $  13,441  $  17,930  $  17,543
                                             =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                               2013       2012        2011
                                            ---------  ----------  ----------
                                                      (IN MILLIONS)
  Net earnings (loss)...................... $  (3,236) $      216  $    2,826
  Adjustments to reconcile net earnings
    (loss) to net cash provided by
    operating activities:
    Interest credited to policyholders'
     account balances......................     1,373       1,166         999
    Universal life and investment-type
     product policy fee income.............    (3,546)     (3,334)     (3,312)
    Net change in broker-dealer and
     customer related receivables/payables.      (740)        383         266
    (Income) loss related to derivative
     instruments...........................     2,866         978      (2,374)
    Change in reinsurance recoverable
     with affiliate........................      (176)       (207)       (242)
    Investment (gains) losses, net.........        99          97          47
    Change in segregated cash and
     securities, net.......................       571        (272)       (170)
    Change in deferred policy acquisition
     costs.................................       (74)       (142)      2,861
    Change in future policy benefits.......      (384)        876       2,110
    Change in current and deferred income
     taxes.................................    (1,754)       (254)      1,226
    Real estate related write-off charges..        56          42           5
    Change in the fair value of the
     reinsurance contract asset............     4,297        (497)     (5,941)
    Amortization of deferred compensation..       159          22         418
    Amortization of deferred sales
     commission............................        41          40          38
    Amortization of reinsurance cost.......       280          47         211
    Other depreciation and amortization....       122         157         146
    Amortization of other intangibles......        24          24          24
    Other, net.............................       180        (122)        (76)
                                            ---------  ----------  ----------

  Net cash provided by (used in)
    operating activities...................       158        (780)       (938)
                                            ---------  ----------  ----------

  Cash flows from investing activities:
    Maturities and repayments of fixed
     maturities and mortgage loans on
     real estate...........................     3,691       3,551       3,435
    Sales of investments...................     3,442       1,951       1,141
    Purchases of investments...............    (7,956)     (7,893)     (7,970)
    Cash settlements related to
     derivative instruments................    (2,500)       (287)      1,429
    Change in short-term investments.......        --          34          16
    Decrease in loans to affiliates........         5           4          --
    Additional loans to affiliates.........       (56)         --          --
    Investment in capitalized software,
     leasehold improvements and EDP
     equipment.............................       (67)        (66)       (104)
    Other, net.............................        12          14          25
                                            ---------  ----------  ----------

  Net cash provided by (used in)
    investing activities...................    (3,429)     (2,692)     (2,028)
                                            ---------  ----------  ----------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                  (CONTINUED)

                                                2013      2012      2011
                                              --------  --------  --------
                                                      (IN MILLIONS)
    Cash flows from financing activities:
      Policyholders' account balances:
       Deposits.............................. $  5,469  $  5,437  $  4,461
       Withdrawals and transfers to
         Separate Accounts...................   (1,188)     (982)     (821)
      Change in short-term financings........      (55)     (122)      220
      Change in collateralized pledged
       liabilities...........................     (663)     (288)      989
      Change in collateralized pledged
       assets................................      (18)       (5)       99
      Repayment of Loans from Affiliates.....     (500)       --        --
      Capital contribution...................       --       195        --
      Shareholder dividends paid.............     (234)     (362)     (379)
      Repurchase of AllianceBernstein
       Holding units.........................     (113)     (238)     (221)
      Distribution to noncontrolling
       interest in consolidated subsidiaries.     (306)     (219)     (312)
      Other, net.............................       --        (9)        2
                                              --------  --------  --------

    Net cash provided by (used in)
      financing activities...................    2,392     3,407     4,038
                                              --------  --------  --------

    Change in cash and cash equivalents......     (879)      (65)    1,072
    Cash and cash equivalents, beginning of
      year...................................    3,162     3,227     2,155
                                              --------  --------  --------

    Cash and Cash Equivalents, End of Year... $  2,283  $  3,162  $  3,227
                                              ========  ========  ========

    Supplemental cash flow information:
      Interest Paid.......................... $     91  $    107  $    107
                                              ========  ========  ========
      Income Taxes (Refunded) Paid........... $   (214) $    271  $     36
                                              ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products and variable and fixed-interest annuity products principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2013 and 2012, the Company's economic interest in AllianceBernstein was 32.7% and 39.5%, respectively. At December 31, 2013 and 2012, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 63.7% and 65.5%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. Under U.S. GAAP, the accounting for these various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. Under U.S. GAAP, the GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Under U.S. GAAP, gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Accounting and Consolidation of VIE's

   At December 31, 2013 and 2012, respectively, the Insurance Group's General Account held $3 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2013 and 2012, respectively, as reported in the consolidated balance sheet, these investments included $3 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2013 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   For all new investment products and entities developed by AllianceBernstein (other than Collaterized Debt Obligations ("CDOs"), AllianceBernstein first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, AllianceBernstein then identifies the primary beneficiary of the VIE. If AllianceBernstein is deemed to be the primary beneficiary of the VIE, then AllianceBernstein and the Company consolidate the entity.

   AllianceBernstein provides seed capital to its investment teams to develop new products and services for their clients. AllianceBernstein's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. AllianceBernstein evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2013, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $26 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Consolidations

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2013", "2012" and "2011" refer to the years ended December 31, 2013, 2012 and 2011, respectively.

   Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance was effective for interim and annual periods beginning after December 31, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. This guidance was effective for interim and annual periods beginning after January 1, 2013 and was applied retrospectively to all comparative prior periods presented. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

      . Consider the receivable impaired when calculating the allowance for credit losses; and

      . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance is effective for annual periods beginning after December 15, 2014. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2013, the FASB issued new guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendments in this guidance state that an unrecognized tax benefit, or a portion thereof, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. An exception to this guidance would be where a net operating loss carryforward or similar tax loss or credit carryforward would not be available under the tax law to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose. In such a case, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This guidance is effective for interim and annual periods beginning after December 15, 2013. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, (the "NYSDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2013 and 2012, the carrying value of COLI was $770 million and $715 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. The Company uses derivatives to manage asset/liability risk but has not designated those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions, including net receipts and payments, are included in "Investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2013 and 2012, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $93 million and $0 million for commercial and $0 million and $2 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2013, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was

   9.0% (6.68)% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.68)% net of product weighted average Separate Account fees) and 0.0% (-2.32% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2013, current projections of future average gross market returns assume a 0.0% annualized return for the next seven quarters, which is the minimum limitations grading to a reversion to the mean of 9.0% in fifteen quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2013, the average rate of assumed investment yields, excluding policy loans, was 5.3% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2013, participating policies, including those in the Closed Block, represent approximately 5.2% ($21,194 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2013, 2012 and 2011, investment results of such Separate Accounts were gains (losses) of $19,022 million, $10,110 million and $(2,928) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2013 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2013. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS      GROSS
                                              AMORTIZED  UNREALIZED UNREALIZED               OTTI
                                                COST       GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ---------- ---------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   21,516  $   1,387  $     213  $  22,690    $     --
  U.S. Treasury, government and agency.......      3,584         22        477      3,129          --
  States and political subdivisions..........        444         35          2        477          --
  Foreign governments........................        392         46          5        433          --
  Commercial mortgage-backed.................        971         10        265        716          23
  Residential mortgage-backed/(1)/...........        914         34          1        947          --
  Asset-backed/(2)/..........................        132         11          3        140           4
  Redeemable preferred stock.................        883         55         51        887          --
                                              ----------  ---------  ---------  ---------    --------
   Total Fixed Maturities....................     28,836      1,600      1,017     29,419          27

Equity securities............................         37         --          3         34          --
                                              ----------  ---------  ---------  ---------    --------

Total at December 31, 2013................... $   28,873  $   1,600  $   1,020  $  29,453    $     27
                                              ==========  =========  =========  =========    ========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   20,854  $   2,364  $      20  $  23,198    $     --
  U.S. Treasury, government and agency.......      4,664        517          1      5,180          --
  States and political subdivisions..........        445         85         --        530          --
  Foreign governments........................        454         76         --        530          --
  Commercial mortgage-backed.................      1,175         16        291        900          13
  Residential mortgage-backed/(1)/...........      1,864         85         --      1,949          --
  Asset-backed/(2)/..........................        175         12          5        182           5
  Redeemable preferred stock.................      1,089         60         11      1,138          --
                                              ----------  ---------  ---------  ---------    --------
   Total Fixed Maturities....................     30,720      3,215        328     33,607          18

Equity securities............................         23          1         --         24          --
                                              ----------  ---------  ---------  ---------    --------

Total at December 31, 2012................... $   30,743  $   3,216  $     328  $  33,631    $     18
                                              ==========  =========  =========  =========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2013 and 2012, respectively, the Company had trading fixed maturities with an amortized cost of $243 million and $194 million and carrying values of $238 million and $202 million. Gross unrealized gains on trading fixed maturities were $2 million and $12 million and gross unrealized losses were $7 million and $4 million for 2013 and 2012, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2013 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2013

                                               Amortized
                                                 Cost     Fair Value
                                              ----------- ----------
                                                  (In Millions)
Due in one year or less...................... $       953  $     969
Due in years two through five................       7,786      8,387
Due in years six through ten.................      10,232     10,561
Due after ten years..........................       6,965      6,812
                                              -----------  ---------
   Subtotal..................................      25,936     26,729
Commercial mortgage-backed securities........         971        716
Residential mortgage-backed securities.......         914        947
Asset-backed securities......................         132        140
                                              -----------  ---------
Total........................................ $    27,953  $  28,532
                                              ===========  =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2013, 2012 and 2011:

                                                    DECEMBER 31,
                                              ------------------------
                                                2013     2012    2011
                                              --------  ------  ------
                                                    (IN MILLIONS)
Proceeds from sales.......................... $  3,220  $  139  $  340
                                              ========  ======  ======
Gross gains on sales......................... $     71  $   13  $    6
                                              ========  ======  ======
Gross losses on sales........................ $    (88) $  (12) $   (9)
                                              ========  ======  ======
Total OTTI................................... $    (81) $  (96) $  (36)
Non-credit losses recognized in OCI..........       15       2       4
                                              --------  ------  ------
Credit losses recognized in earnings (loss).. $    (66) $  (94) $  (32)
                                              ========  ======  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                         2013      2012
                                                                                       --------  --------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................ $   (372) $   (332)
Previously recognized impairments on securities that matured, paid, prepaid or sold...       67        54
Recognized impairments on securities
  impaired to fair value this period/(1)/.............................................       --        --
Impairments recognized this period on
  securities not previously impaired..................................................      (59)      (62)
Additional impairments this period on
  securities previously impaired......................................................       (6)      (32)
Increases due to passage of time on
  previously recorded credit losses...................................................       --        --
Accretion of previously recognized impairments due to increases in expected cash flows       --        --
                                                                                       --------  --------
Balances at December 31,.............................................................. $   (370) $   (372)
                                                                                       ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................ $   (28) $     (12)
   All other.................................     610      2,899
  Equity securities..........................      (3)         1
                                              -------  ---------
Net Unrealized Gains (Losses)................ $   579  $   2,888
                                              =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                     AOCI GAIN
                                                                                                       (LOSS)
                                              NET UNREALIZED                           DEFERRED      RELATED TO
                                                  GAINS                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS      DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -------  -------------  -----------  --------------

                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $        (12) $     1    $         4   $        2   $          (5)
Net investment gains (losses) arising during
  the period.................................            (14)      --             --           --             (14)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            (15)      --             --           --             (15)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        1             --           --               1
   Deferred income taxes.....................             --       --             --            3               3
   Policyholders liabilities.................             --       --              6           --               6
                                                ------------  -------    -----------   ----------   -------------
BALANCE, DECEMBER 31, 2013...................   $        (28) $     2    $        10   $        5   $         (11)
                                                ============  =======    ===========   ==========   =============

BALANCE, JANUARY 1, 2012.....................   $        (47) $     5    $         6   $       12   $         (24)
Net investment gains (losses) arising during
  the period.................................              5       --             --           --               5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             32       --             --           --              32
   Excluded from Net earnings (loss)/(1)/....             (2)      --             --           --              (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --       (4)            --           --              (4)
   Deferred income taxes.....................             --       --             --          (10)            (10)
   Policyholders liabilities.................             --       --             (2)          --              (2)
                                                ------------  -------    -----------   ----------   -------------
BALANCE, DECEMBER 31, 2012...................   $        (12) $     1    $         4   $        2   $          (5)
                                                ============  =======    ===========   ==========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                       AOCI GAIN
                                                                                                         (LOSS)
                                              NET UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                                  INCOME      NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS       DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              --------------  --------  -------------  -----------  ---------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $      2,900  $   (179)    $     (603)   $    (741) $         1,377
Net investment gains (losses) arising during
  the period.................................         (2,370)       --             --           --           (2,370)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             62        --             --           --               62
   Excluded from Net earnings (loss)/(1)/....             15        --             --           --               15
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        72             --           --               72
   Deferred income taxes.....................             --        --             --          651              651
   Policyholders liabilities.................             --        --            358           --              358
                                                ------------  --------     ----------    ---------  ---------------
BALANCE, DECEMBER 31, 2013...................   $        607  $   (107)    $     (245)   $     (90) $           165
                                                ============  ========     ==========    =========  ===============

BALANCE, JANUARY 1, 2012.....................   $      1,831  $   (207)    $     (385)   $    (433) $           806
Net investment gains (losses) arising during
  the period.................................          1,008        --             --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             59        --             --           --               59
   Excluded from Net earnings (loss)/(1)/....              2        --             --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        28             --           --               28
   Deferred income taxes.....................             --        --             --         (308)            (308)
   Policyholders liabilities.................             --        --           (218)          --             (218)
                                                ------------  --------     ----------    ---------  ---------------
BALANCE, DECEMBER 31, 2012...................   $      2,900  $   (179)    $     (603)   $    (741) $         1,377
                                                ============  ========     ==========    =========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 747 issues at December 31, 2013 and the 402 issues at December 31, 2012 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------  ---------------------  ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------  ---------- ----------  ---------- ----------

                                                                         (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate..................................   $  4,381    $  (187)   $    248    $   (26)   $  4,629  $    (213)
  U.S. Treasury, government and agency.......      2,645       (477)         --         --       2,645       (477)
  States and political subdivisions..........         36         (2)         --         --          36         (2)
  Foreign governments........................         68         (4)          7         (1)         75         (5)
  Commercial mortgage-backed.................         30         (5)        529       (260)        559       (265)
  Residential mortgage-backed................        260         (1)          1         --         261         (1)
  Asset-backed...............................          2         --          28         (3)         30         (3)
  Redeemable preferred stock.................        232        (49)         79         (2)        311        (51)
                                                --------    -------    --------    -------    --------  ---------

Total........................................   $  7,654    $  (725)   $    892    $  (292)   $  8,546  $  (1,017)
                                                ========    =======    ========    =======    ========  =========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate..................................   $    562    $    (5)   $    208    $   (15)   $    770  $     (20)
  U.S. Treasury, government and agency.......        513         (1)         --         --         513         (1)
  States and political subdivisions..........         20         --          --         --          20         --
  Foreign governments........................          6         --           2         --           8         --
  Commercial mortgage-backed.................          7         (3)        805       (288)        812       (291)
  Residential mortgage-backed................         27         --           1         --          28         --
  Asset-backed...............................          8         --          36         (5)         44         (5)
  Redeemable preferred stock.................        143         (1)        327        (10)        470        (11)
                                                --------    -------    --------    -------    --------  ---------

Total........................................   $  1,286    $   (10)   $  1,379    $  (318)   $  2,665  $    (328)
                                                ========    =======    ========    =======    ========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2013 and 2012 were $158 million and $138 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2013 and 2012, respectively, approximately $1,913 million and $2,095 million, or 6.6% and 6.8%, of the $28,836 million and $30,720 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $215 million and $224 million at December 31, 2013 and 2012, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2013 and 2012, respectively, the Company owned $10 million and $17 million in RMBS backed by subprime residential mortgage loans, and $8 million and $11 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2013, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2013 and 2012, respectively, the amortized cost of the Company's trading account securities was $4,225 million and $2,265 million with respective fair values of $4,221 million and $2,309 million. Also at December 31, 2013 and 2012, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $192 million and $58 million and costs of $183 million and $57 million as well as other equity securities with carrying values of $34 million and $24 million and costs of $37 million and $23 million.

   In 2013, 2012 and 2011, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $48 million, $69 million and $(42) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $135 million and $126 million at December 31, 2013 and 2012, respectively. Gross interest income on these loans included in net investment income (loss) totaled $2 million, $7 million and $7 million in 2013, 2012 and 2011, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $8 million and $7 million in 2013, 2012 and 2011, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 5, 2013. On October 10, 2013, this loan was further modified to interest only payments through June 5, 2014, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                  TROUBLED DEBT RESTRUCTURING - MODIFICATIONS
                               DECEMBER 31, 2013

                                              OUTSTANDING RECORDED INVESTMENT
                                     NUMBER  ----------------------------------
                                    OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                    -------- ---------------- -----------------
                                                   (DOLLARS IN MILLIONS)
Commercial mortgage loans..........        2              126               135

   There were no default payments on the above loans during 2013.

   There were no agricultural troubled debt restructuring mortgage loans in 2013.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2013, 2012 and 2011 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    34  $    32  $    18
   Charge-offs...............................      --       --       --
   Recoveries................................      (2)     (24)      (8)
   Provision.................................      10       26       22
                                              -------  -------  -------
Ending Balance, December 31,................. $    42  $    34  $    32
                                              =======  =======  =======

Ending Balance, December 31,:................
   Individually Evaluated for Impairment..... $    42  $    34  $    32
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2013, 2012 and 2011.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the loan-to-value and debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2013 and 2012, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2013

                                                         DEBT SERVICE COVERAGE RATIO
                                              --------------------------------------------------
                                                                                           LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
                                              --------- ------- -------- -------- ------- ------ --------
                                                                     (IN MILLIONS)
LOAN-TO-VALUE RATIO:/(2)/
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    285  $   -- $     -- $     --  $   36 $   -- $    321
  50% - 70%..................................       360     573      671      533     135     --    2,272
  70% - 90%..................................       116      --      313      240     105    219      993
  90% plus...................................       135      --       --       60      27     48      270
                                               --------  ------ -------- --------  ------ ------ --------

Total Commercial Mortgage Loans..............  $    896  $  573 $    984 $    833  $  303 $  267 $  3,856
                                               ========  ====== ======== ========  ====== ====== ========
AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    185  $   82 $    214 $    410  $  208 $   49 $  1,148
  50% - 70%..................................       127      50      193      164     149     39      722
  70% - 90%..................................        --      --       --       --      --     --       --
  90% plus...................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    312  $  132 $    407 $    574  $  357 $   88 $  1,870
                                               ========  ====== ======== ========  ====== ====== ========
TOTAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    470  $   82 $    214 $    410  $  244 $   49 $  1,469
  50% - 70%..................................       487     623      864      697     284     39    2,994
  70% - 90%..................................       116      --      313      240     105    219      993
  90% plus...................................       135      --       --       60      27     48      270
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans.........................  $  1,208  $  705 $  1,391 $  1,407  $  660 $  355 $  5,726
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

                                Mortgage Loans by Loan-to-Value and Debt Service
                                                 Coverage Ratios
                                                December 31, 2012

                                                            Debt Service Coverage Ratio
                                              --------------------------------------------------------
                                                                                                Less     Total
                                               Greater  1.8x to  1.5x to   1.2x to   1.0x to    than    Mortgage
                                              than 2.0x  2.0x     1.8x      1.5x      1.2x      1.0x     Loans
Loan-to-Value Ratio:/(2)/                     --------- -------- -------- ---------- -------- -------- ----------
Commercial Mortgage Loans/(1)/                                           (In Millions)
  0% - 50%...................................  $    269 $     21 $     -- $       -- $     27 $     -- $      317
  50% - 70%..................................       370       75      619        655       --       --      1,719
  70% - 90%..................................        61      102      235        445      131       15        989
  90% plus...................................        --       --       --        156       89      165        410
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Commercial Mortgage Loans..............  $    700 $    198 $    854 $    1,256 $    247 $    180 $    3,435
                                               ======== ======== ======== ========== ======== ======== ==========

Agricultural Mortgage Loans/(1)/
  0% - 50%...................................  $    179 $     84 $    211 $      308 $    177 $     49 $    1,008
  50% - 70%..................................       122       29      136        188      116       50        641
  70% - 90%..................................        --       --       --          1       --        8          9
  90% plus...................................        --       --       --         --       --       --         --
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Agricultural Mortgage Loans............  $    301 $    113 $    347 $      497 $    293 $    107 $    1,658
                                               ======== ======== ======== ========== ======== ======== ==========

Total Mortgage Loans/(1)/
  0% - 50%...................................  $    448 $    105 $    211 $      308 $    204 $     49 $    1,325
  50% - 70%..................................       492      104      755        843      116       50      2,360
  70% - 90%..................................        61      102      235        446      131       23        998
  90% plus...................................        --       --       --        156       89      165        410
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Mortgage Loans.........................  $  1,001 $    311 $  1,201 $    1,753 $    540 $    287 $    5,093
                                               ======== ======== ======== ========== ======== ======== ==========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2013 and 2012, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS



                                                                                                      TOTAL
                                               30-59   60-89       90 DAYS                          FINANCING
                                               DAYS    DAYS   OR (GREATER THAN)  TOTAL   CURRENT   RECEIVABLES
                                              ------- ------- ----------------- ------- --------- -------------
                                                                                   (IN MILLIONS)
DECEMBER 31, 2013
-----------------
  Commercial................................. $    -- $    --           $    -- $    -- $   3,856 $       3,856
  Agricultural...............................       5       4                14      23     1,847         1,870
                                              ------- -------           ------- ------- --------- -------------
TOTAL MORTGAGE LOANS......................... $     5 $     4           $    14 $    23 $   5,703 $       5,726
                                              ======= =======           ======= ======= ========= =============

December 31, 2012
-----------------
  Commercial................................. $    -- $    --           $    -- $    -- $   3,435 $       3,435
  Agricultural...............................       6       1                10      17     1,641         1,658
                                              ------- -------           ------- ------- --------- -------------
Total Mortgage Loans......................... $     6 $     1           $    10 $    17 $   5,076 $       5,093
                                              ======= =======           ======= ======= ========= =============

                                                     RECORDED
                                                    INVESTMENT
                                              (GREATER THAN) 90 DAYS
                                                       AND
                                                     ACCRUING
                                              ----------------------

DECEMBER 31, 2013
-----------------
  Commercial.................................              $      --
  Agricultural...............................                     14
                                                           ---------
TOTAL MORTGAGE LOANS.........................              $      14
                                                           =========

December 31, 2012
-----------------
  Commercial.................................              $      --
  Agricultural...............................                      9
                                                           ---------
Total Mortgage Loans.........................              $       9
                                                           =========

   The following table provides information relating to impaired loans at December 31, 2013 and 2012, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2013:
------------------
With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --     $        --  $       --
  Agricultural mortgage loans................         --         --         --               1          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $       -- $       -- $       --     $         1  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      135 $      135 $      (42)    $       139  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $      135 $      135 $      (42)    $       139  $        2
                                              ========== ========== ==========     ===========  ==========

December 31, 2012:
------------------
With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --     $        --  $       --
  Agricultural mortgage loans................          2          2         --               3          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $        2 $        2 $       --     $         3  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      170 $      170 $      (34)    $       178  $       10
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $      170 $      170 $      (34)    $       178  $       10
                                              ========== ========== ==========     ===========  ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,596 million and $1,520 million, respectively, at December 31, 2013 and 2012. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $3 million and $0 million, respectively, at December 31, 2013 and 2012. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $206 million, $170 million and $179 million, respectively, for 2013, 2012 and 2011.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (6 and 3 individual ventures at December 31, 2013 and 2012, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                               DECEMBER 31,
                                              ---------------
                                               2013    2012
                                              ------- -------

                                               (IN MILLIONS)

BALANCE SHEETS
Investments in real estate, at depreciated
  cost....................................... $   231 $   233
Investments in securities, generally at fair
  value......................................     482      54
Cash and cash equivalents....................       7       8
Other assets.................................      14      14
                                              ------- -------
Total Assets................................. $   734 $   309
                                              ======= =======

Borrowed funds-third party................... $   159 $   162
Other liabilities............................      10      11
                                              ------- -------
Total liabilities............................     169     173
                                              ------- -------
Partners' capital............................     565     136
                                              ------- -------
Total Liabilities and Partners' Capital...... $   734 $   309
                                              ======= =======

The Company's Carrying Value in These
  Entities Included Above.................... $   216 $    63
                                              ======= =======


                                               2013   2012    2011
                                              ------ ------ --------

                                                  (IN MILLIONS)

STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....... $   25 $   26 $    111
Net revenues of other limited partnership
  interests..................................     11      3        6
Interest expense-third party.................     --     --     (21)
Other expenses...............................   (22)   (19)     (61)
                                              ------ ------ --------
Net Earnings (Loss).......................... $   14 $   10 $     35
                                              ====== ====== ========

The Company's Equity in Net Earnings (Loss)
  of These Entities Included Above........... $    9 $   18 $     20
                                              ====== ====== ========

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYSDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and other features is that under-performance of the financial markets could result in the GIB and GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its outlook for future interest rate scenarios for some variable annuities with hedged GMDB and GMIB guarantees, as measured under AXA Equitable's economic hedging framework, leading to a reduction in AXA Equitable's estimate of its interest rate exposure. The reduced interest rate exposure led to AXA Equitable reducing the size of its interest rate hedges, as well as a change to the maturity profile of the hedge instruments. In addition, AXA Equitable began to fully unwind its swap and swaption positions hedging exposure to interest rate volatility completing a full unwind of the related GMDB and GMIB position in the first quarter 2013, and completing the full unwind of swaps and swaptions in the second quarter 2013.

   The Company periodically, including during 2013, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   Derivatives utilized to hedge crediting exposure on SCS, SIO, MSO and IUL products/investment options

   The Company also uses equity index options on the S&P 500, Russell 2000, Morgan Stanley Capital International ("MSCI"), Europe, Australasia and Far East ("EAFE"), MSCI Emerging Markets ("EM") and NASDAQ indices as well as options on Gold, Oil and a Real Estate index for the purpose of hedging crediting rate exposure in its Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. This involves entering into a package of calls and/or put options whose payoff mimics the crediting rate embedded in individual segments of the products. For the SCS variable annuity product, a portion of the exposure is hedged using asset swaps.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company uses swaptions and swaps to reduce the risk associated with interest margins on these interest-sensitive contracts. At December 31, 2013, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's investments in Separate Accounts

   The Company's General Account investment in Separate Account equity funds exposes the Company to equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps. Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of credit default swaps exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these credit default swaps. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") as General Account investments, and simultaneously enters into asset swap contracts ("ASW"), to result in payment of the variable principal at maturity and semi-annual coupons of the TIPS to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These swap contracts, when considered in combination with the TIPS, together result in a net position that is intended to replicate a fixed-coupon cash bond with a yield higher than a term-equivalent US Treasury bond.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2013

                                                              FAIR VALUE
                                                        -----------------------
                                                                                GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              --------- ----------- ----------- ---------------
                                                                (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   4,935  $       --  $        3   $      (1,434)
  Swaps......................................     1,293          --          51            (316)
  Options....................................     7,506       1,056         593             366

Interest rate contracts:/(1)/
  Floors.....................................     2,400         193          --              (5)
  Swaps......................................     9,823         216         212          (1,010)
  Futures....................................    10,763          --          --            (314)
  Swaptions..................................        --          --          --            (154)

Credit contracts:/(1)/
  Credit default swaps.......................       342          10           1               4

Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       112           1           1              (3)
                                                                                  -------------
   NET INVESTMENT INCOME (LOSS)..............                                            (2,866)
                                                                                  -------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --       6,746          --          (4,297)
GIB and GWBL and other features/(2)/.........        --          --          --             265
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --         346            (429)
                                              ---------  ----------  ----------   -------------

Balances, December 31, 2013.................. $  37,174  $    8,222  $    1,207   $      (7,327)
                                              =========  ==========  ==========   =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO are reported in Policyholders' account balances; MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2012

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (In Millions)
Freestanding derivatives:....................
Equity contracts:/(1)/
  Futures.................................... $  6,189  $       --   $       2   $      (1,058)
  Swaps......................................      965           2          56            (320)
  Options....................................    3,492         443         219              66

Interest rate contracts:/(1)/
  Floors.....................................    2,700         291          --              68
  Swaps......................................   18,239         554         353             402
  Futures....................................   14,033          --          --              84
  Swaptions..................................    7,608         502          --            (220)

Other freestanding contracts:/(1)/
  Foreign currency contracts.................       81           1          --              --
                                                                                 -------------
   Net investment income (loss)..............                                             (978)
                                                                                 -------------

Embedded derivatives:
GMIB reinsurance contracts...................       --      11,044          --             497
GIB and GWBL and other features/(2)/.........       --          --         265              26
                                              --------  ----------   ---------   -------------

Balances, December 31, 2012.................. $ 53,307  $   12,837   $     895   $        (455)
                                              ========  ==========   =========   =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.

   At December 31, 2013, the Company had open exchange-traded futures positions on the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $194 million. At December 31, 2013, the Company had exchange-traded futures positions on the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, and on Eurodollars futures, having initial margin requirements of $58 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, Topix and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, and Yen/U.S. dollar having initial margin requirements of $6 million. All outstanding equity-based and treasury futures contracts at December 31, 2013 are exchange-traded and net settled daily in cash. Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in over-the-counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements. The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   Under the ISDA Master Agreement, the Company generally has executed a Credit Support Annex ("CSA") with each of its OTC derivative counterparties that require both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as earlier described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2013 and 2012, respectively, the Company held $607 million and $1,165 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2013 and 2012, respectively, were $42 million and $5 million, for which the Company posted collateral of $35 million and $5 million at December 31, 2013 and 2012, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   On June 10, 2013, new derivative regulations under Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act went into effect, requiring financial entities, including U.S. life insurers, to clear newly executed OTC interest rate swaps with central clearing houses, and to post larger sums of higher quality collateral, among other provisions. Counterparties subject to these new regulations are required to post initial margin to the clearing house as well as variation margin to cover any daily negative mark-to-market movements in the value of newly executed OTC interest rate swap contracts. Centrally cleared OTC interest rate swap contracts, protected by initial margin requirements and higher quality collateral-eligible assets, are expected to reduce the risk of loss in the event of counterparty default. The Company has counterparty exposure to the clearing house and its clearing broker for futures and OTC derivative contracts. Since the introduction of these new derivative regulations, there have been no significant impacts from the Company's compliance as existing derivative positions are grandfathered. Similarly, the Company does not expect the new regulations to materially increase the amount or change the quality of collateral that otherwise would have been imposed directly with its counterparties under CSAs.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2013.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2013

                                                               GROSS
                                                 GROSS        AMOUNTS       NET AMOUNTS
                                                AMOUNTS    OFFSET IN THE  PRESENTED IN THE
                                               RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ------------ -------------- ----------------

                                                             (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      1,056   $        642   $          414
Interest rate contracts......................          344            211              133
Credit contracts.............................            9             --                9
                                              ------------   ------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        1,409            853              556
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           64             --               64
                                              ------------   ------------   --------------
  Total Derivatives..........................        1,473            853              620
Other financial instruments..................          733             --              733
                                              ------------   ------------   --------------
  Other invested assets...................... $      2,206   $        853   $        1,353
                                              ============   ============   ==============

LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................. $        642   $        642   $           --
Interest rate contracts......................          211            211               --
Credit contracts.............................           --             --               --
                                              ------------   ------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................          853            853               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           --             --               --
                                              ------------   ------------   --------------
  Total Derivatives..........................          853            853               --
Other financial liabilities..................        2,653             --            2,653
                                              ------------   ------------   --------------
  Other liabilities.......................... $      3,506   $        853   $        2,653
                                              ============   ============   ==============

  /(1)/Excludes Investment Management segment's $3 million net derivative assets and $84 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $8 million net derivative liability and $65 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2013.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2013

                                                                  COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS     -----------------------------
                                              PRESENTED IN THE    FINANCIAL                         NET
                                               BALANCE SHEETS    INSTRUMENTS        CASH          AMOUNTS
                                              ----------------  -------------  --------------  -------------

                                                                      (IN MILLIONS)

Counterparty A...............................    $          46  $          --  $          (46) $          --
Counterparty B...............................               17             --             (17)            --
Counterparty C...............................               28             --             (28)            --
Counterparty D...............................              175             --            (175)            --
Counterparty E...............................               47             --             (47)            --
Counterparty F...............................              (28)            --              28             --
Counterparty G...............................              134           (134)             --             --
Counterparty H...............................                4             --              (4)            --
Counterparty I...............................               (2)            --               2             --
Counterparty J...............................              (12)            --              12             --
Counterparty K...............................               41             --             (38)             3
Counterparty L...............................               72             --             (69)             3
Counterparty M...............................               30             --             (30)            --
Counterparty N...............................               64             --              --             64
Counterparty Q...............................                4             --              (4)            --
                                                 -------------  -------------  --------------  -------------
  Total Derivatives..........................    $         620  $        (134) $         (416) $          70
Other financial instruments..................              733             --              --            733
                                                 -------------  -------------  --------------  -------------
  Other invested assets......................    $       1,353  $        (134) $         (416) $         803
                                                 =============  =============  ==============  =============

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2012.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2012

                                                              Gross
                                                Gross        Amounts       Net Amounts
                                               Amounts    Offset in the  Presented in the
                                              Recognized  Balance Sheets  Balance Sheets
                                              ----------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $       444 $          272  $           172
Interest rate contracts......................       1,251            351              900
                                              ----------- --------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................       1,695            623            1,072
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          96             --               96
                                              ----------- --------------  ---------------
  Total Derivatives..........................       1,791            623            1,168
Other financial instruments..................         660             --              660
                                              ----------- --------------  ---------------
  Other invested assets...................... $     2,451 $          623  $         1,828
                                              =========== ==============  ===============

LIABILITIES/(2)/.............................
Description
Derivatives:
Equity contracts............................. $       272 $          272  $            --
Interest rate contracts......................         351            351               --
                                              ----------- --------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................         623            623               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          --             --               --
                                              ----------- --------------  ---------------
  Total Derivatives..........................         623            623               --
Other financial liabilities..................       3,503             --            3,503
                                              ----------- --------------  ---------------
  Other liabilities.......................... $     4,126 $          623  $         3,503
                                              =========== ==============  ===============

  /(1)/Excludes Investment Management segment's $2 million net derivative assets and $106 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $7 million net derivative liability and $13 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2012.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2012

                                                                Collateral (Received)/Held
                                                Net Amounts     -------------------------
                                              Presented in the    Financial                  Net
                                               Balance Sheets    Instruments      Cash     Amounts
                                              ----------------  ------------    -------    --------
                                                                (In Millions)
Counterparty A............................... $             30  $         --    $   (30)   $     --
Counterparty B...............................               32            --        (29)          3
Counterparty C...............................               55            --        (55)         --
Counterparty D...............................              310            --       (310)         --
Counterparty E...............................               38            --        (38)         --
Counterparty F...............................              326            --       (326)         --
Counterparty G...............................               55            --        (55)         --
Counterparty H...............................               (5)           --          5          --
Counterparty I...............................               98            --        (98)         --
Counterparty J...............................               19            --        (19)         --
Counterparty K...............................               15            --         (3)         12
Counterparty L...............................               48           (46)        --           2
Counterparty M...............................               51            --        (51)         --
Counterparty N...............................               96            --         --          96
                                              ----------------    ------------    -------  --------
  Total Derivatives.......................... $          1,168  $        (46)   $(1,009)   $    113
Other financial instruments..................              660            --         --         660
                                              ----------------    ------------    -------  --------
  Other invested assets...................... $          1,828  $        (46)   $(1,009)   $    773
                                              ================    ============    =======  ========

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                2013     2012      2011
                                              -------  --------  --------

                                                     (IN MILLIONS)

Fixed maturities............................. $ 1,462  $  1,529  $  1,555
Mortgage loans on real estate................     284       264       241
Equity real estate...........................       1        14        19
Other equity investments.....................     234       189       116
Policy loans.................................     219       226       229
Short-term investments.......................       1        15         5
Derivative investments.......................  (2,866)     (978)    2,374
Broker-dealer related receivables............      14        14        13
Trading securities...........................      48        85       (29)
Other investment income......................      34        33        37
                                              -------  --------  --------
  Gross investment income (loss).............    (569)    1,391     4,560
Investment expenses..........................     (57)      (50)      (55)
Interest expense.............................      (3)       (3)       (3)
                                              -------  --------  --------
Net Investment Income (Loss)................. $  (629) $  1,338  $  4,502
                                              =======  ========  ========

   For 2013, 2012 and 2011, respectively, Net investment income (loss) from derivatives included $(2,829) million, $(232) million and $1,303 million of realized gains (losses) on contracts closed during those periods and $(37) million, $(746) million and $1,071 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2013    2012    2011
                                              ------  ------  ------
                                                   (IN MILLIONS)

Fixed maturities............................. $  (75) $  (89) $  (29)
Mortgage loans on real estate................     (7)     (7)    (14)
Other equity investments.....................    (17)    (13)     (4)
Other........................................     --      12      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (99) $  (97) $  (47)
                                              ======  ======  ======

   For 2013, 2012 and 2011, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $8 million, $6 million and $10 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,504 million and $3,472 million at December 31, 2013 and 2012, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2013 and 2012, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $583 million and $561 million at December 31, 2013 and 2012, respectively and the accumulated amortization of these intangible assets was $384 million and $360 million at December 31, 2013 and 2012, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $23 million for 2013, 2012 and 2011, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $25 million.

   At December 31, 2013 and 2012, respectively, net deferred sales commissions totaled $71 million and $95 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2013 net asset balance for each of the next five years is $29 million, $20 million, $15 million, $5 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2013, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   On December 12, 2013, AllianceBernstein acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2013, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AllianceBernstein made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services reach $5 billion on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AllianceBernstein also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AllianceBernstein recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $163 million and $237 million at December 31, 2013 and 2012, respectively. Amortization of capitalized software in 2013 was $119 million including $45 million of accelerated amortization and in 2012 and 2011 amortization of capitalized software was $77 million and $81 million respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                    DECEMBER 31,
                                              -------------------------
                                                  2013         2012
                                              ------------ ------------
                                                    (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $      7,716 $      7,942
Policyholder dividend obligation.............          128          373
Other liabilities............................          144          192
                                              ------------ ------------
Total Closed Block liabilities...............        7,988        8,507
                                              ------------ ------------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,987 and
  $5,245)....................................        5,232        5,741
Mortgage loans on real estate................        1,343        1,255
Policy loans.................................          949        1,026
Cash and other invested assets...............           48           30
Other assets.................................          186          204
                                              ------------ ------------
Total assets designated to the Closed Block..        7,758        8,256
                                              ------------ ------------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......          230          251
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of deferred income tax (expense)
   benefit of $(45) and $(47) and
   policyholder dividend obligation of
   $(128) and $(373).........................           83           87
                                              ------------ ------------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $        313 $        338
                                              ============ ============

   AXA Equitable's Closed Block revenues and expenses follow:

                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
REVENUES:
Premiums and other income.................... $      286  $      316  $      354
Investment income (loss).....................        402         420         438
Net investment gains (losses)................        (11)         (9)        (10)
                                              ----------  ----------  ----------
Total revenues...............................        677         727         782
                                              ----------  ----------  ----------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........        637         724         757
Other operating costs and expenses...........          1          --           2
                                              ----------  ----------  ----------
Total benefits and other deductions..........        638         724         759
                                              ----------  ----------  ----------
Net revenues, before income taxes............         39           3          23
Income tax (expense) benefit.................        (14)         (1)         (8)
                                              ----------  ----------  ----------
Net Revenues (Losses)........................ $       25  $        2  $       15
                                              ==========  ==========  ==========

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              --------  ------
                                               (IN MILLIONS)

Balances, beginning of year.................. $    373  $  260
Unrealized investment gains (losses).........     (245)    113
                                              --------  ------
Balances, End of year........................ $    128  $  373
                                              ========  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              --------  --------
                                                 (IN MILLIONS)

Balance, beginning of year................... $    621  $    718
Contractholder bonus interest credits
  deferred...................................       18        30
Amortization charged to income...............     (121)     (127)
                                              --------  --------
Balance, End of Year......................... $    518  $    621
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2013 and 2012, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2013

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  ---------  -------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  22,400  $    291 $   22,691
   U.S. Treasury, government and agency.......         --      3,129        --      3,129
   States and political subdivisions..........         --        431        46        477
   Foreign governments........................         --        433        --        433
   Commercial mortgage-backed.................         --         16       700        716
   Residential mortgage-backed/(1)/...........         --        943         4        947
   Asset-backed/(2)/..........................         --         56        83        139
   Redeemable preferred stock.................        216        656        15        887
                                               ----------  ---------  -------- ----------
     Subtotal.................................        216     28,064     1,139     29,419
                                               ----------  ---------  -------- ----------
  Other equity investments....................        233          9        52        294
  Trading securities..........................        529      3,692        --      4,221
  Other invested assets:
   Short-term investments.....................         --         99        --         99
   Swaps......................................         --        (45)       --        (45)
   Credit Default Swaps.......................         --          9        --          9
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        463        --        463
   Floors.....................................         --        193        --        193
   Swaptions..................................         --         --        --         --
                                               ----------  ---------  -------- ----------
     Subtotal.................................         (2)       719        --        717
                                               ----------  ---------  -------- ----------
Cash equivalents..............................      1,310         --        --      1,310
Segregated securities.........................         --        981        --        981
GMIB reinsurance contracts....................         --         --     6,747      6,747
Separate Accounts' assets.....................    105,579      2,948       237    108,764
                                               ----------  ---------  -------- ----------
   Total Assets............................... $  107,865  $  36,413  $  8,175 $  152,453
                                               ==========  =========  ======== ==========

LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     -- $       --
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        346        --        346
                                               ----------  ---------  -------- ----------
   Total Liabilities.......................... $       --  $     346  $     -- $      346
                                               ==========  =========  ======== ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2012

                                                 Level 1    Level 2   Level 3     Total
                                               ----------  --------- --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $        6  $  22,837 $     355 $   23,198
   U.S. Treasury, government and agency.......         --      5,180        --      5,180
   States and political subdivisions..........         --        480        50        530
   Foreign governments........................         --        511        19        530
   Commercial mortgage-backed.................         --         --       900        900
   Residential mortgage-backed/(1)/...........         --      1,940         9      1,949
   Asset-backed/(2)/..........................         --         69       113        182
   Redeemable preferred stock.................        242        881        15      1,138
                                               ----------  --------- --------- ----------
     Subtotal.................................        248     31,898     1,461     33,607
                                               ----------  --------- --------- ----------
  Other equity investments....................         78         --        77        155
  Trading securities..........................        446      1,863        --      2,309
  Other invested assets:
   Short-term investments.....................         --         98        --         98
   Swaps......................................         --        148        --        148
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        224        --        224
   Floors.....................................         --        291        --        291
   Swaptions..................................         --        502        --        502
                                               ----------  --------- --------- ----------
     Subtotal.................................         (2)     1,263        --      1,261
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,289         --        --      2,289
Segregated securities.........................         --      1,551        --      1,551
GMIB reinsurance contracts....................         --         --    11,044     11,044
Separate Accounts' assets.....................     90,751      2,775       224     93,750
                                               ----------  --------- --------- ----------
   Total Assets............................... $   93,810  $  39,350 $  12,806 $  145,966
                                               ==========  ========= ========= ==========

LIABILITIES
GWBL and other features' liability............ $       --  $      -- $     265 $      265
                                               ----------  --------- --------- ----------
   Total Liabilities.......................... $       --  $      -- $     265 $      265
                                               ==========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2013 and 2012, respectively, the fair value of public fixed maturities is approximately $21,671 million and $25,591 million or approximately 15.0% and 19.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2013 and 2012, respectively, the fair value of private fixed maturities is approximately $7,748 million and $8,016 million or approximately 5.4% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2013 and 2012, respectively, the net fair value of freestanding derivative positions is approximately $617 million and $1,163 million or approximately 86.1% and 92.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $0.4 million at December 31, 2013 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2013.

   At December 31, 2013 and 2012, respectively, investments classified as Level 1 comprise approximately 74.5% and 70.3% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2013 and 2012, respectively, investments classified as Level 2 comprise approximately 24.5% and 28.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2013 and 2012, respectively, approximately $970 million and $1,966 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company currently offers indexed investment options in the SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO investment option available in some life contracts. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2013 and 2012, respectively, investments classified as Level 3 comprise approximately 1.0% and 1.3% of assets measured at fair value on a recurring basis and primarily include CMBS and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2013 and 2012, respectively, were approximately $150 million and $222 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $787 million and $1,021 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2013 and 2012, respectively. At June 30, 2013, the Company changed its methodology for measuring the fair value of CMBS securities below the senior AAA tranche from a risk-adjusted present value technique to pricing obtained from an independent valuation service vendor as returning liquidity in CMBS markets contributed to the availability of more reliable and representative measures of fair value. In applying the risk-adjusted present value technique in periods prior to June 30, 2013, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $133 million and $447 million at December 31, 2013 and 2012, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2013. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   In 2013, AFS fixed maturities with fair values of $37 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $20 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2013. In 2013, one of the Company's private securities went public and as a result, $20 million was transferred from a Level 3 classification to a Level 1 classification. In 2013, $9 million was transferred from a Level 3 to a Level 2 classification due to merger of one of the private securities with a public company that had a trading restriction period at December 31, 2013.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2013 and 2012, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                           STATE AND
                                                           POLITICAL             COMMERCIAL  RESIDENTIAL
                                                             SUB-      FOREIGN   MORTGAGE-    MORTGAGE-     ASSET-
                                                CORPORATE  DIVISIONS    GOVTS      BACKED      BACKED       BACKED
                                                ---------  ---------  ---------  ----------  -----------  ---------

                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2013....................... $     355  $      50  $      19  $      900    $       9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --         --          --           --         --
     Investment gains (losses), net............         5         --         --         (68)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
       Subtotal................................         7         --         --         (68)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
   Other comprehensive income (loss)...........        (1)        (3)        (2)         13           (1)         3
Purchases......................................        70         --         --          31           --         --
Issuances......................................        --         --         --          --           --         --
Sales..........................................     (150)        (1)       (17)       (160)          (4)       (22)
Settlements....................................        --         --         --          --           --         --
Transfers into Level 3/(1)/....................        20         --         --          --           --         --
Transfers out of Level 3/(1)/..................      (10)         --         --        (16)           --       (11)
                                                ---------  ---------  ---------  ----------    ---------  ---------
BALANCE, DECEMBER 31, 2013..................... $     291  $      46  $      --  $      700    $       4  $      83
                                                =========  =========  =========  ==========    =========  =========

BALANCE, JANUARY 1, 2012....................... $     432  $      53  $      22  $      902    $      14  $     172
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --         --           2           --         --
     Investment gains (losses), net............         4         --         --        (105)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
       Subtotal................................ $       6  $      --  $      --  $     (103)   $      --  $      --
                                                ---------  ---------  ---------  ----------    ---------  ---------
   Other comprehensive income (loss)...........        15         (1)        --         128           --          4
Purchases......................................        --         --         --          --           --         --
Sales..........................................       (47)        (2)        --         (27)          (5)       (25)
Transfers into Level 3/(1)/....................        17         --         --          --           --         --
Transfers out of Level 3/(1)/..................       (68)        --         (3)         --           --        (38)
                                                ---------  ---------  ---------  ----------    ---------  ---------
BALANCE, DECEMBER 31, 2012..................... $     355  $      50  $      19  $      900    $       9  $     113
                                                =========  =========  =========  ==========    =========  =========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 REDEEM-                                                      GWBL
                                                  ABLE         OTHER        OTHER       GMIB      SEPARATE  AND OTHER
                                                PREFERRED     EQUITY       INVESTED  REINSURANCE  ACCOUNTS  FEATURES
                                                  STOCK   INVESTMENTS/(1)/  ASSETS      ASSET      ASSETS   LIABILITY
                                                --------- ---------------  --------  -----------  --------  ---------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2013.......................  $     15    $         77  $     --  $    11,044  $    224  $     265
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              10        --           --        --         --
     Investment gains (losses), net............        --              (7)       --           --        10         --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --              --        --       (4,496)       --         --
     Policyholders' benefits...................        --              --        --           --        --       (351)
                                                 --------    ------------  --------  -----------  --------  ---------
       Subtotal................................        --               3        --       (4,496)       10       (351)
                                                 --------    ------------  --------  -----------  --------  ---------
   Other comprehensive income (loss)...........        --              --        --           --        (1)        --
Purchases......................................        --               4        --          237         6         86
Issuances......................................        --              --        --           --        --         --
Sales..........................................        --              (3)       --          (38)       (3)        --
Settlements....................................        --              --        --           --        (2)        --
Transfers into Level 3/(2)/....................        --              --        --           --         3         --
Transfers out of Level 3/(2)/..................        --             (29)       --           --        --         --
                                                 --------    ------------  --------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2013.....................  $     15    $         52  $     --  $     6,747  $    237  $      --
                                                 ========    ============  ========  ===========  ========  =========

BALANCE, JANUARY 1, 2012.......................  $     14    $         77  $     (2) $    10,547  $    215  $     291
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              --        --           --        --         --
     Investment gains (losses), net............        --              --        --           --         8         --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --              --        --          315        --         --
     Policyholders' benefits...................        --              --        --           --        --        (77)
                                                 --------    ------------  --------  -----------  --------  ---------
       Subtotal................................  $     --    $         --  $     --  $       315  $      8  $     (77)
                                                 --------    ------------  --------  -----------  --------  ---------
   Other comprehensive income (loss)...........         1              --         2           --        --         --
Purchases......................................        --              --        --          182         6         51
Sales..........................................        --              --        --           --        (2)        --
Settlements....................................        --              --        --           --        (3)        --
Transfers into Level 3/(2)/....................        --              --        --           --        --         --
                                                 --------    ------------  --------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2012.....................  $     15    $         77  $     --  $    11,044  $    224  $     265
                                                 ========    ============  ========  ===========  ========  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2013 and 2012 by category for Level 3 assets and liabilities still held at December 31, 2013 and 2012, respectively:

                                                              EARNINGS (LOSS)
                                                ------------------------------------------
                                                                             INCREASE
                                                   NET                   (DECREASE) IN THE
                                                INVESTMENT  INVESTMENT     FAIR VALUE OF             POLICY-
                                                  INCOME       GAINS        REINSURANCE              HOLDERS'
                                                  (LOSS)   (LOSSES), NET     CONTRACTS        OCI    BENEFITS
                                                ---------- ------------- -----------------  -------  --------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2013
STILL HELD AT DECEMBER 31, 2013:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $      --    $       --   $            --  $    (2)  $    --
     State and political subdivisions..........         --            --                --       (4)       --
     Foreign governments.......................         --            --                --       --        --
     Commercial mortgage-backed................         --            --                --        6        --
     Asset-backed..............................         --            --                --        4        --
     Other fixed maturities,
       available-for-sale......................         --            --                --       --        --
                                                 ---------    ----------   ---------------  -------   -------
       Subtotal................................  $      --    $       --   $            --  $     4   $    --
                                                 ---------    ----------   ---------------  -------   -------
   GMIB reinsurance contracts..................         --            --            (4,297)      --        --
   Separate Accounts' assets...................         --            10                --       --        --
   GWBL and other features' liability..........         --            --                --       --      (265)
                                                 ---------    ----------   ---------------  -------   -------
       Total...................................  $      --    $       10   $        (4,297) $     4   $  (265)
                                                 =========    ==========   ===============  =======   =======

Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $      --    $       --   $            --  $    14   $    --
     State and political subdivisions..........         --            --                --       (1)       --
     Foreign governments.......................         --            --                --        1        --
     Commercial mortgage-backed................         --            --                --      124        --
     Asset-backed..............................         --            --                --        3        --
     Other fixed maturities,
       available-for-sale......................         --            --                --       --        --
                                                 ---------    ----------   ---------------  -------   -------
       Subtotal................................  $      --    $       --   $            --  $   141   $    --
                                                 ---------    ----------   ---------------  -------   -------
   GMIB reinsurance contracts                           --            --               497       --        --
   Separate Accounts' assets                            --             8                --       --        --
   GWBL and other features' liability                   --            --                --       --        26
                                                 ---------    ----------   ---------------  -------   -------
       Total...................................  $      --    $        8   $           497  $   141   $    26
                                                 =========    ==========   ===============  =======   =======

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2013 and 2012, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2013

                                 FAIR         VALUATION                   SIGNIFICANT
                                 VALUE        TECHNIQUE                UNOBSERVABLE INPUT               RANGE
                                ------- ---------------------- ---------------------------------- -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    54 Matrix pricing model    Spread over the industry-specific
                                                                            benchmark yield curve 125 BPS - 550 BPS
-------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.       1 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve      45 BPS
-------------------------------------------------------------------------------------------------------------------

   Asset-backed................       7 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve 30 BPS - 687 BPS
-------------------------------------------------------------------------------------------------------------------

   Other equity investments....      52 Market comparable                        Revenue multiple
                                          companies                                  R&D multiple
                                                                                    Discount rate    1.2X - 4.9X
                                                                                   Discount years   1.1X - 17.1X
                                                                                                        18.0%
                                                               Discount for lack of marketability         1
                                                                                 and risk factors     50% - 60%
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     215 Third party appraisal                 Capitalization rate       5.4%
                                                                         Exit capitalization rate       6.4%
                                                                                    Discount rate       7.4%

                                     11 Discounted cash flow                     Spread over U.S.
                                                                                   Treasury curve 256 BPS - 434 BPS
                                                                                   Inflation rate    0.0% - 2.3%
                                                                                  Discount factor    3.3% - 6.8%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....   6,747 Discounted Cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal rates    0.2% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 15.0%
                                                                             Non-performance risk  7 BPS - 21 BPS
                                                                        Volatility rates - Equity   20.0% - 33.0%
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................      61 Discounted Cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal rates    0.0% - 7.0%
                                                                        Volatility rates - Equity   20.0% - 33.0%
-------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2012

                                 Fair         Valuation                   Significant
                                 Value        Technique                Unobservable Input               Range
                                ------- ---------------------- ---------------------------------- -----------------
                                                              (In Millions)
Assets:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    94 Matrix pricing model
                                                                Spread over the industry-specific
                                                                            benchmark yield curve 125 bps - 650 bps
-------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..     889 Discounted Cash flow                Constant default rate   3.0% - 25.0%
                                                                           Probability of default       55.0%
                                                                                    Loss severity       49.0%
                                                                                    Discount rate  3.72% - 13.42%
-------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.       1 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve      46 bps
-------------------------------------------------------------------------------------------------------------------

   Asset-backed................       8 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve 30 bps - 695 bps
-------------------------------------------------------------------------------------------------------------------

   Other equity investments....      38 Market comparable                        Revenue multiple
                                          companies                                  R&D multiple   0.6x - 62.5x
                                                                                    Discount rate   1.0x - 30.6x
                                                                                   Discount years       18.0%
                                                               Discount for lack of marketability       1 - 2
                                                                                 and risk factors   40.0% - 60.0%
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     194 Third party appraisal                 Capitalization rate       5.5%
                                                                         Exit capitalization rate       6.6%
                                                                                    Discount rate       7.7%

                                     22 Discounted cash flow                     Spread over U.S.
                                                                                   Treasury curve 275 bps - 586 bps
                                                                                   Inflation rate    2.0% - 3.0%
                                                                                  Discount factor    1.0% - 2.0%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  11,044 Discounted cash flow                          Lapse Rates    1.5% - 8.0%
                                                                                 Withdrawal Rates    0.2% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 15.0%
                                                                             Non-performance risk  13 bps - 45 bps
                                                                        Volatility rates - Equity   24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------

Liabilities:
GMWB/GWBL/(1)/.................     205 Discounted cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal Rates    0.0% - 7.0%
                                                                        Volatility rates - Equity   24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2013 and 2012, respectively, are approximately $1,088 million and $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 76.2% and 29.3% of total assets classified as Level 3 and represent only 0.8% and 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above at December 31, 2013 and 2012, respectively, are approximately $54 million and $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 that is determined by application of a matrix pricing model, representing approximately 18.6% and 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   At December 31, 2012, CMBS classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities. At December 31, 2013, all CMBS securities were valued using prices obtained from an independent valuation service vendor and therefore excluded from the quantitative disclosures discussed above.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2013 and 2012, are approximately 25.0% and 11.1%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2013 and 2012, are approximately 8.4% and 7.1%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2013 and 2012, respectively, are approximately $30 million and $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2013 and 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $10 million and $12 million.

   Separate Accounts' assets classified as Level 3 at December 31, 2013 and 2012, respectively, primarily consist of private equity investments with fair value of approximately $215 million and $198 million, including approximately $219 million and $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $7 million and $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million and $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment at December 31, 2013 and 2012, respectively. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2013 and 2012, respectively, consist of mortgage- and asset-backed securities with fair values of approximately $3 million, $7 million, $4 million and $4 million and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2013 and 2012 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                      FAIR VALUE
                                              CARRYING ----------------------------------------
                                               VALUE   LEVEL 1   LEVEL 2     LEVEL 3    TOTAL
                                              -------- ------- ------------ ---------- --------
                                                                (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Mortgage loans on real estate................ $  5,684  $   -- $         -- $    5,716 $  5,716
Other limited partnership interests..........    1,592      --           --      1,592    1,592
Loans to affiliates..........................    1,088      --          800        398    1,198
Policyholders liabilities: Investment
  contracts..................................    2,435      --           --      2,523    2,523
Long-term debt...............................      200      --          225         --      225
Loans from affiliates........................      825      --          969         --      969

December 31, 2012:
------------------
Mortgage loans on real estate................ $  5,059  $   -- $         -- $    5,249 $  5,249
Other limited partnership interests..........    1,514      --           --      1,514    1,514
Loans to affiliates..........................    1,037      --          784        402    1,186
Policyholders liabilities: Investment
  contracts..................................    2,494      --           --      2,682    2,682
Long-term debt...............................      200      --          236         --      236
Loans from affiliates........................    1,325      --        1,676         --    1,676

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2011................... $  1,265  $  2,311  $  3,576
  Paid guarantee benefits....................     (203)      (47)     (250)
  Other changes in reserve...................      531     1,866     2,397
                                              --------  --------  --------
Balance at December 31, 2011.................    1,593     4,130     5,723
  Paid guarantee benefits....................     (288)      (77)     (365)
  Other changes in reserve...................      467       508       975
                                              --------  --------  --------
Balance at December 31, 2012.................    1,772     4,561     6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013................. $  1,626  $  4,203  $  5,829
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)

Balance at January 1, 2011...................    $      533
  Paid guarantee benefits....................           (81)
  Other changes in reserve...................           264
                                                 ----------
Balance at December 31, 2011.................           716
  Paid guarantee benefits....................          (127)
  Other changes in reserve...................           255
                                                 ----------
Balance at December 31, 2012.................           844
  Paid guarantee benefits....................          (109)
  Other changes in reserve...................            56
                                                 ----------
Balance at December 31, 2013.................    $      791
                                                 ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2013 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN OF
                                                 PREMIUM    RATCHET  ROLL-UP    COMBO      TOTAL
                                               ----------  --------  -------  ---------  ---------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $   13,121  $    228  $    92  $     393  $  13,834
   Separate Accounts.......................... $   36,658  $  8,551  $ 4,094  $  37,795  $  87,098
  Net amount at risk, gross................... $      270  $    169  $ 2,192  $  10,891  $  13,522
  Net amount at risk, net of amounts
   reinsured.................................. $      270  $    111  $ 1,451  $   4,152  $   5,984
  Average attained age of contractholders.....       50.8      64.5     70.2       65.2       54.6
  Percentage of contractholders over age 70...        8.4%     32.2%    53.0%      33.7%      15.5%
  Range of contractually specified interest
   rates......................................        N/A       N/A   3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account............................        N/A       N/A  $    37  $     428  $     465
   Separate Accounts..........................        N/A       N/A  $ 8,349  $  49,109  $  57,458
  Net amount at risk, gross...................        N/A       N/A  $   892  $   1,551  $   2,443
  Net amount at risk, net of amounts
   reinsured..................................        N/A       N/A  $   268  $     369  $     637
  Weighted average years remaining until
   annuitization..............................        N/A       N/A      0.7        3.5        3.3
  Range of contractually specified interest
   rates......................................        N/A       N/A   3% - 6%  3% - 6.5%  3% - 6.5%

   In the second quarter 2013, the approach for determining the above noted GMIB net amount at risk was updated to be more reflective of the economic exposure to the Company. Previously, the calculation used a current annuitization factor based on the retail pricing basis for single-premium individual annuities, including premium loads and interest margins. The updated approach excludes premium loads and interest margins.

   The Company continues to proactively manage the risks associated with its in-force business, particularly variable annuities with guarantee features. For example, in third quarter 2013, the Company initiated a program to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. As a result of this program, the Company is assuming a change in the short term behavior of remaining policyholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term.

   Due to the difference in accounting recognition between the fair value of the reinsurance contract asset and the U.S. GAAP gross reserves and DAC the net impact is an after-tax loss of $20 million, which was recognized in 2013.

   The liability for SCS, SIO, MSO, IUL, GIB and GWBL and other features, not included above, was $346 million at December 31, 2013 and the liability for GIB and GWBL and other features, not included above, was $265 million at December 31, 2012, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------

                                                  (IN MILLIONS)
GMDB:
-----
Equity....................................... $   64,035 $   52,633
Fixed income.................................      3,330      3,748
Balanced.....................................     19,237     19,102
Other........................................        496        543
                                              ---------- ----------
Total........................................ $   87,098 $   76,026
                                              ========== ==========

GMIB:
Equity....................................... $   41,603 $   33,361
Fixed income.................................      2,208      2,335
Balanced.....................................     13,401     12,906
Other........................................        246        264
                                              ---------- ----------
Total........................................ $   57,458 $   48,866
                                              ========== ==========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2013, the total account value and net amount at risk of the hedged variable annuity contracts were $40,319 million and $4,774 million, respectively, with the GMDB feature and $23,346 million and $370 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                                                REINSURANCE
                                              DIRECT LIABILITY     CEDED          NET
                                              ---------------- -------------  -----------

                                                               (IN MILLIONS)

Balance at January 1, 2011...................     $        375   $      (231) $       144
  Other changes in reserves..................               95           (31)          64
                                                  ------------   -----------  -----------
Balance at December 31, 2011.................              470          (262)         208
  Other changes in reserves..................               86           (48)          38
                                                  ------------   -----------  -----------
Balance at December 31, 2012.................              556          (310)         246
  Other changes in reserves..................              273          (131)         142
                                                  ------------   -----------  -----------
Balance at December 31, 2013.................     $        829   $      (441) $       388
                                                  ============   ===========  ===========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2013, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.6% and 50.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 32.0% and 41.9%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2013 and 2012 were $6,747 million and $11,044 million, respectively. The increases (decreases) in estimated fair value were $(4,297) million, $497 million and $5,941 million for 2013, 2012 and 2011, respectively.

   At December 31, 2013 and 2012, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,379 million and $2,465 million, of which $1,920 million and $1,964 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2013 and 2012, affiliated reinsurance recoverables related to insurance contracts amounted to $1,555 million and $1,383 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $70 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2013 and 2012, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $143 million and $160 million at December 31, 2013 and 2012, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2013 and 2012 were $709 million and $752 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)

Direct premiums.............................. $   848  $   873  $   908
Reinsurance assumed..........................     213      219      210
Reinsurance ceded............................    (565)    (578)    (585)
                                              -------  -------  -------
Premiums..................................... $   496  $   514  $   533
                                              =======  =======  =======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $   247  $   234  $   221
                                              =======  =======  =======
Policyholders' Benefits Ceded................ $   703  $   667  $   510
                                              =======  =======  =======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $79 million and $86 million at December 31, 2013 and 2012, respectively. At December 31, 2013 and 2012, respectively, $1,687 million and $1,704 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                               2013   2012   2011
                                              ------ ------ ------
                                                 (IN MILLIONS)
Incurred benefits related to current year.... $   15 $   16 $   24
Incurred benefits related to prior years.....     10     14     18
                                              ------ ------ ------
Total Incurred Benefits...................... $   25 $   30 $   42
                                              ====== ====== ======

Benefits paid related to current year........ $   19 $   21 $   15
Benefits paid related to prior years.........     13     16     24
                                              ------ ------ ------
Total Benefits Paid.......................... $   32 $   37 $   39
                                              ====== ====== ======

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                               DECEMBER 31,
                                              ---------------
                                               2013    2012
                                              ------- -------
                                               (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with
  interest rates of 0.3% and 0.5%)........... $   268 $   323
                                              ------- -------
Total short-term debt........................     268     323
                                              ------- -------

Long-term debt:
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     200     200
                                              ------- -------
Total long-term debt.........................     200     200
                                              ------- -------
Total Short-term and Long-term Debt.......... $   468 $   523
                                              ======= =======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet its membership requirement ($13 million, as of December 31, 2013). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2013, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2013 and 2012, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit
   AllianceBernstein to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2013, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and matures on December 1, 2018.

   In November 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2013, AXA Equitable repaid this note at par value plus interest accrued to AXA Financial.

   Other Transactions

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life") equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million.

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life and MONY Life Insurance Company of America ("MLOA"), for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $40 million, $37 million and $14 million, respectively, for 2013, 2012 and 2011.

   In 2013, 2012 and 2011, respectively, the Company paid AXA Distribution and its subsidiaries $621 million, $684 million and $641 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $306 million, $348 million and $413 million, respectively, for their applicable share of operating expenses in 2013, 2012 and 2011, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2013 and 2012, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $5,388 million and $8,888 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2013, 2012 and 2011 related to the UL and no lapse guarantee riders totaled approximately $474 million, $484 million and $484 million, respectively. Ceded claims paid in 2013, 2012 and 2011 were $70 million, $68 million and $31 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2013, 2012 and 2011 totaled approximately $21 million, $21 million and $22 million, respectively. Claims and expenses paid in 2013, 2012 and 2011 were $10 million, $13 million and $14 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $165 million, $161 million and $152 million in 2013, 2012 and 2011, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $24 million, $26 million and $22 million in 2013, 2012 and 2011, respectively. The net receivable (payable) related to these contracts was approximately $(8) million and $8 million at December 31, 2013 and 2012, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                2013     2012     2011
                                              -------- -------- --------

                                                    (IN MILLIONS)
Investment advisory and services fees........ $  1,010 $    879 $    831
Distribution revenues........................      455      408      360
Other revenues -- shareholder servicing fees.       91       89       92
Other revenues -- other......................        6        5        6

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. AXA Equitable also sponsors non-qualified defined benefit pension plans.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under its qualified and non-qualified defined benefit pension plans would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI. In addition, AXA Equitable announced that it will begin providing a company contribution to the AXA Equitable 401(k) Plan as of January 1, 2014. AXA Equitable will also provide an excess 401(k) contribution for eligible compensation over the qualified plan compensation limits under a nonqualified deferred compensation plan.

   AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2013, no cash contributions were made by AXA Equitable to its qualified pension plan. AllianceBernstein made a $4 million cash contribution to its qualified pension plan in 2013. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2013, no minimum contribution is required to be made in 2014 under ERISA, as amended by the Pension Act. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2014.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)

Service cost................................. $    40  $    40  $    41
Interest cost................................      99      109      122
Expected return on assets....................    (155)    (146)    (120)
Actuarial (gain) loss........................       1        1       --
Net amortization.............................     155      164      145
Curtailment..................................       3       --       --
                                              -------  -------  -------
Net Periodic Pension Expense................. $   143  $   168  $   188
                                              =======  =======  =======

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $  2,797  $  2,626
Service cost.................................       32        32
Interest cost................................       99       109
Actuarial (gains) losses.....................     (260)      219
Benefits paid................................     (176)     (187)
Plan amendments and curtailments.............      (29)       (2)
                                              --------  --------
Projected Benefit Obligation, End of Year.... $  2,463  $  2,797
                                              ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $  2,396  $2,093
Actual return on plan assets.................      180     231
Contributions................................        4     265
Benefits paid and fees.......................     (179)   (193)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................    2,401   2,396
PBO..........................................    2,463   2,797
                                              --------  ------
Excess of PBO Over Pension Plan Assets....... $    (62) $ (401)
                                              ========  ======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $62 million and $401 million at December 31, 2013 and 2012, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,463 million and $2,401 million, respectively, at December 31, 2013 and $2,797 million and $2,396 million, respectively, at December 31, 2012. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,463 million and $2,401 million, respectively, at December 31, 2013 and $2,761 million and $2,396 million, respectively, at December 31, 2012. The accumulated benefit obligation for all defined benefit pension plans was $2,463 million and $2,761 million at December 31, 2013 and 2012, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2013 and 2012 that have not yet been recognized as components of net periodic pension cost:

                                                DECEMBER 31,
                                              -----------------
                                                2013     2012
                                              -------- --------
                                                (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $  1,181 $  1,650
Unrecognized prior service cost (credit).....       --        4
                                              -------- --------
  Total...................................... $  1,181 $  1,654
                                              -------- --------

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $115 million and $0 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2013 and 2012:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              -------  -------
                                                (IN MILLIONS)

Fixed Maturities.............................    49.0%    52.8%
Equity Securities............................    39.1     36.5
Equity real estate...........................     9.3      8.4
Cash and short-term investments..............     1.9      2.3
Other........................................     0.7       --
                                              -------  -------
  Total......................................   100.0%   100.0%
                                              =======  =======

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2013, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2013, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to minimize downside equity risk, principally using exchange-traded options contracts. As a result of a strategic asset allocation project conducted in the latter half of 2013, the existing equity-hedging program was discontinued in January 2014 at maturity of the underlying positions.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2013 and 2012, respectively.

                                              LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Asset Categories
Fixed Maturities:
  Corporate.................................. $     -- $    801 $     -- $    801
  U.S. Treasury, government and agency.......       --      343       --      343
  States and political subdivisions..........       --       16       --       16
  Other structured debt......................       --        6        4       10
Common and preferred equity..................      716      191       --      907
Mutual funds.................................       44       --       --       44
Private real estate investment funds.........       --       --        2        2
Private real estate investment trusts........       --       11      220      231
Cash and cash equivalents....................        1       --       --        1
Short-term investments.......................       23       23       --       46
                                              -------- -------- -------- --------
  Total...................................... $    784 $  1,391 $    226 $  2,401
                                              ======== ======== ======== ========

December 31, 2012:
------------------
Asset Categories
Fixed Maturities:
  Corporate.................................. $     -- $    849 $     -- $    849
  U.S. Treasury, government and agency.......       --      410       --      410
  States and political subdivisions..........       --       18       --       18
  Other structured debt......................       --       --        5        5
Common and preferred equity..................      751       62       --      813
Mutual funds.................................       35       --       --       35
Private real estate investment funds.........       --       --        3        3
Private real estate investment trusts........       --       11      197      208
Cash and cash equivalents....................       25       --       --       25
Short-term investments.......................       --       30       --       30
                                              -------- -------- -------- --------
  Total...................................... $    811 $  1,380 $    205 $  2,396
                                              ======== ======== ======== ========

   At December 31, 2013, assets classified as Level 1, Level 2, and Level 3 comprise approximately 32.7%, 57.9% and 9.4%, respectively, of qualified pension plan assets. At December 31, 2012, assets classified as Level 1, Level 2 and Level 3 comprised approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $2 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2013 and 2012, respectively.

                                                                PRIVATE
                                                              REAL ESTATE  PRIVATE
                                                  FIXED       INVESTMENT  INVESTMENT   COMMON
                                              MATURITIES/(1)/    FUNDS      TRUSTS     EQUITY     TOTAL
                                              --------------  ----------- ---------- ---------- ----------

                                                                     (IN MILLIONS)
Balance at January 1, 2013...................     $        5   $        3 $      197 $       -- $      205
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2013.........................             --           --         23         --         23
  Purchases/issues...........................             --           --         --         --         --
  Sales/settlements..........................             --           --         --         --         --
  Transfers into/out of Level 3..............            (1)          (1)         --         --        (2)
                                                  ----------   ---------- ---------- ---------- ----------
Balance at December 31, 2013.................     $        4   $        2 $      220 $       -- $      226
                                                  ==========   ========== ========== ========== ==========

Balance at January 1, 2012...................     $        6   $        4 $      183 $       -- $      193
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2012.........................             --           --         14         --         14
  Sales/settlements..........................            (1)          (1)         --         --        (2)
  Transfers into/out of Level 3..............             --           --         --         --         --
                                                  ----------   ---------- ---------- ---------- ----------
Balance at December 31, 2012.................     $        5   $        3 $      197 $       -- $      205
                                                  ==========   ========== ========== ========== ==========

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2013 and 2012 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2013 and 2012.

                                              2013  2012
                                              ----- -----

Discount rates:
  Benefit obligation......................... 4.50% 3.50%
  Periodic cost.............................. 4.50% 4.25%

Rates of compensation increase:
  Benefit obligation and periodic cost....... 6.00% 6.00%

Expected long-term rates of return on
  pension plan assets (periodic cost)........ 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. Based upon new plan asset allocation targets for 2014 intended to rebalance between the bond and equity portfolios under the long-term investment strategy, the expected long-term rate of return assumed on pension plan assets in the measurement of net periodic cost will be increased to 7.00%.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $10 million, $12 million and $13 million for 2013, 2012 and 2011, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2014, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2013 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2014.........................................    $      189
2015.........................................           196
2016.........................................           192
2017.........................................           188
2018.........................................           185
Years 2019 - 2023............................           853

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy for retirees. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy did not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

   AXA FINANCIAL ASSUMPTION

   Since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2013, 2012 and 2011 for share-based payment arrangements as further described herein are as follows:

                                               2013  2012  2011
                                              -----  ----- ----
                                                (IN MILLIONS)
Performance Unit/Shares...................... $  43  $  24 $  2
Stock Options................................     2      3    4
AXA Shareplan................................    13     18    9
AXA Miles....................................    --      1    1
AllianceBernstein Stock Options..............    (4)     1   21
AllianceBernstein Restricted Units...........   286    148  377
                                              -----  ----- ----
Total Compensation Expenses.................. $ 340  $ 195 $414
                                              =====  ===== ====

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan"). In 2013, they were granted performance shares under the AXA International Performance Share Plan 2013 (the "Performance Share Plan").

   Performance Units and Performance Shares

   2013 GRANT. On March 22, 2013, under the terms of the Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. The extent to which 2013-2014 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $11 million.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   2012 GRANT. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2013 and 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $26 million and $11 million, respectively.

   2011 GRANT. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to AXA Equitable employees. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2013, 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $6 million, $11 million and $2 million, respectively.

   SETTLEMENT OF 2009 GRANT IN 2011. On March 20, 2011, approximately 831,000 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 164,000 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   For 2013, 2012 and 2011, the Company recognized compensation costs of $43 million, $24 million and $2 million, respectively, for performance shares and units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit and share awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units and shares earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2013 and 2012 was $108 million and $58 million, respectively. Approximately 5.3 million outstanding performance units and shares are at risk to achievement of 2013 performance criteria, primarily representing the performance shares grant of March 22, 2013 for which cumulative average 2013-2014 performance targets will determine the number of performance shares earned and including one-half of the performance unit award granted on March 16, 2012.

   Stock Options

   2013 GRANT. On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $357,000.

   2012 GRANT. On March 16, 2012, approximately 901,000 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,000 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of options was approximately $504,000 and $791,000.

   2011 GRANT. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. In addition, approximately 483,000 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2013, 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of $573,000, $1 million and $2 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2013 follows:

                                                                            Options Outstanding
                                              ------------------------------------------------------------------------------
                                                                                                         AllianceBernstein
                                                                                                              Holding
                                                    AXA Ordinary Shares            AXA ADRs/(3)/               Units
                                              ------------------------------   ---------------------- ----------------------
                                                                Weighted                    Weighted                Weighted
                                                Number          Average          Number     Average     Number      Average
                                              Outstanding       Exercise       Outstanding  Exercise  Outstanding   Exercise
                                              (In 000's)         Price         (In 000's)    Price    (In 000's)     Price
                                              -----------  -----------------   -----------  --------- -----------  ---------

Options outstanding at January 1, 2013.......    18,101.7    (Euro)    21.00       4,990.0  $   20.01     8,553.3  $   39.77
Options granted..............................       486.2    (Euro)    13.81            --  $      --        37.7  $   25.47
Options exercised............................      (527.8)   (Euro)    12.15      (3,022.6) $   17.74      (887.6) $   17.05
Options forfeited, net.......................      (490.4)   (Euro)    19.27        (145.5) $   22.01      (602.4) $   60.10
Options expired..............................          --                 --           7.9         --       (26.9) $   36.50
                                               ----------                      -----------             ----------
Options Outstanding at December 31, 2013.....    17,569.7    (Euro)    21.00       1,829.8  $   23.60     7,074.1  $   40.82
                                               ==========  =================   ===========  =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)      --/(2)/              $ 8,120.6              $   --/(2)/
                                                           =================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        4.24                             1.28                    4.9
                                               ==========                      ===========             ==========
Options Exercisable at December 31, 2013.....    13,599.8    (Euro)    23.12       1,820.1  $   23.66     4,684.5      34.97
                                               ==========  =================   ===========  =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)      --/(2)/              $ 7,967.9              $   --/(2)/
                                                           =================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        3.35                             1.26                    4.8
                                               ==========                      ===========             ==========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2013 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from employee exercises of stock options in 2013 was $54 million. The intrinsic value related to employee exercises of stock options during 2013, 2012 and 2011 were $14 million, $5 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of $5 million, $2 million, and $1 million, respectively, for the periods then ended. In 2013, 2012 and 2011, windfall tax benefits of approximately $5 million, $2 million and $1 million, respectively, resulted from employee exercises of stock option awards.

   At December 31, 2013, AXA Financial held approximately 351,000 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of $24.73 per share, of which approximately 302,000 were designated to fund future exercises of outstanding stock options and approximately 49,000 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2013, 2012 and 2011, respectively.

                                                    AXA Ordinary Shares         AllianceBernstein Holding Units
                                              -------------------------------  --------------------------------
                                                 2013       2012       2011        2013        2012      2011
                                              ---------  ---------  ---------  ------------  --------  --------

Dividend yield...............................      7.52%      7.54%      7.00%    8.0 - 8.3%     6.20%   5.40%
Expected volatility..........................     31.27%     39.89%     33.90%  49.7 - 49.8%    49.20%  47.30%
Risk-free interest rates.....................      1.34%      1.80%      3.13%    0.8 - 1.7%     0.70%   1.9%
Expected life in years.......................       7.7        5.6        6.4           6.0       6.0     6.0
Weighted average fair value per option at
  grant date................................. $    1.79  $    2.48  $    2.49  $       5.44  $   3.67  $   5.98

   For 2013, 2012 and 2011, the Company recognized compensation costs (credits) for employee stock options of $(2) million, $4 million and $25 million, respectively. As of December 31, 2013, approximately $1 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.5 years.

   Restricted Awards.

   Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2013, 2012 and 2011, respectively, the Company recognized compensation costs of $286 million, $148 million and $377 million for awards outstanding under these restricted stock and unit award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2013, approximately 22.3 million restricted shares and Holding units remain unvested. At December 31, 2013, approximately $48 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.2 years.

   The following table summarizes unvested restricted stock activity for 2013.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------

Unvested as of January 1, 2013...............    177,001   $  27.23
Granted......................................     11,613   $  13.97
Vested.......................................    117,235   $  33.91
Forfeited....................................         --         --
                                               ---------
Unvested as of December 31, 2013.............     71,379   $  14.09
                                               =========

   Restricted stock vested in 2013, 2012 and 2011 had aggregate vesting date fair values of approximately $1 million, $1 million and $2 million, respectively.

   AXA Shareplan

   In 2013, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2013. Eligible employees could have reserved a share purchase during the reservation period from September 2, 2013 through September 17, 2013 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 28, 2013 through October 31, 2013. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2013 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $19.85 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 12.95% formula discounted price of $21.59 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2013 which is July 1, 2018. All subscriptions became binding and irrevocable at October 31, 2013.

   The Company recognized compensation expense of $13 million in 2013, $18 million in 2012 and $9 million in 2011 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplans 2013, 2012 and 2011 primarily invested under Investment Option B for the purchase of approximately 5 million, 8 million and 9 million AXA ordinary shares, respectively.

   AXA Miles Program

   AXA MILES PROGRAM 2012. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011 and was confirmed to have been achieved. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $278,000 and $538,000.

   AXA MILES PROGRAM 2007. On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represented the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,000 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, the Company recognized compensation expense of approximately $1 million in respect of this grant of AXA Miles.

   AllianceBernstein Long-term Incentive Compensation Plans

   AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2013 and 2012, AllianceBernstein purchased 5.2 million and 15.7 million Holding units for $111 million and $239 million respectively. These amounts reflect open-market purchases of 1.9 million and 12.3 million Holding units for $39 million and $182 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 13.9 million (including 6.5 million restricted Holding units granted in December 2013 for 2013 year-end rewards and 6.5 million granted in January 2013 for 2012 year-end awards). During 2012, AllianceBernstein granted to employees and Eligible Directors 12.1 million restricted Holding awards (including
   8.7 million granted in January 2012 for 2011 year-end awards). Prior to third quarter 2013, AllianceBernstein funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust. In December 2013, AB Holding newly issued 3.9 million Holding units to fund the restricted Holding units awards granted in December 2013.

   Effective July 1, 2013, management of AllianceBernstein and AllianceBernstein Holding L.P. ("AB Holding") retired all unallocated Holding units in AllianceBernstein's consolidated rabbi trust. To retire such units, AllianceBernstein delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AllianceBernstein units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AllianceBernstein's and AB Holding's units outstanding decreased by approximately 13.1 million units. AllianceBernstein and AB Holding intend to retire additional units as AllianceBernstein purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AllianceBernstein units, as was done in December 2013.

   The 2012 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards were awarded and allocated as such within the consolidated rabbi trust in January. There were approximately 17.9 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012. The purchases and issuances of Holding units resulted in an increase of $60 million in Capital in excess of par value during 2012 with a corresponding decrease of $60 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $156 million, $147 million and $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) for 2013, 2012 and 2011, respectively. The cost of the 2013 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2013, 248,281 options to buy Holding units had been granted and 38 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 22 million Holding units were available for grant as of December 31, 2013.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                2013     2012      2011
                                              -------- -------  ---------
                                                     (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $    197 $  (233) $      40
  Deferred (expense) benefit.................    1,876     391     (1,338)
                                              -------- -------  ---------
Total........................................ $  2,073 $   158  $  (1,298)
                                              ======== =======  =========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2013     2012      2011
                                              --------  ------  ---------
                                                     (IN MILLIONS)

Expected income tax (expense) benefit........ $  1,858  $  (20) $  (1,443)
Noncontrolling interest......................      101      37        (36)
Separate Accounts investment activity........      122      94         83
Non-taxable investment income (loss).........       20      24          8
Adjustment of tax audit reserves.............      (14)     (2)        (7)
State income taxes...........................       (6)      7          7
AllianceBernstein Federal and foreign taxes..        2      10        (13)
Tax settlement...............................       --      --         84
Other........................................      (10)      8         19
                                              --------  ------  ---------
Income tax (expense) benefit................. $  2,073  $  158  $  (1,298)
                                              ========  ======  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   The U.S. Department of the Treasury 2013-2014 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling with respect to the calculation of the Separate Account dividends received deduction ("DRD"). The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2013   December 31, 2012
                                              ------------------- -------------------
                                              ASSETS  LIABILITIES Assets  Liabilities
                                              ------- ----------- ------- -----------
                                                           (IN MILLIONS)

Compensation and related benefits............ $   104   $      -- $   207   $      --
Reserves and reinsurance.....................      --         688      --       2,419
DAC..........................................      --       1,016      --         960
Unrealized investment gains or losses........      --          85      --         739
Investments..................................      --       1,410      --       1,137
Alternative minimum tax credits..............      --          --     157          --
Net operating losses.........................     492          --      --          --
Other........................................       7          --      --          57
                                              -------   --------- -------   ---------
Total........................................ $   603   $   3,199 $   364   $   5,312
                                              =======   ========= =======   =========

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2013, $238 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2013, of the total amount of unrecognized tax benefits, $568 million would affect the effective rate. At December 31, 2012, of the total amount of unrecognized tax benefits, $522 million would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2013 and 2012 were $120 million and $105 million, respectively. For 2013, 2012 and 2011, respectively, there were $15 million, $4 million and $14 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2013     2012      2011
                                              -------  --------  --------
                                                     (IN MILLIONS)
Balance at January 1,........................ $   573  $    453  $    434
Additions for tax positions of prior years...      57       740       337
Reductions for tax positions of prior years..     (38)     (620)     (235)
Additions for tax positions of current year..      --        --         1
Settlements with tax authorities.............      --        --       (84)
                                              -------  --------  --------
Balance at December 31,...................... $   592  $    573  $    453
                                              =======  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                     DECEMBER 31,
                                              --------------------------
                                                2013     2012     2011
                                              -------- -------- --------

                                                    (IN MILLIONS)
Unrealized gains (losses) on investments..... $    141 $  1,352 $    772
Defined benefit pension plans................    (757)  (1,056)  (1,082)
                                              -------- -------- --------
Total accumulated other comprehensive income
  (loss).....................................    (616)      296    (310)
                                              -------- -------- --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................       13       21       13
                                              -------- -------- --------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $  (603) $    317 $  (297)
                                              ======== ======== ========

   The components of OCI for the past three years, net of tax, follow:

                                                 2013     2012    2011
                                              ---------  ------ --------

                                                    (IN MILLIONS)
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year........................... $  (1,550) $  658 $    571
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/......        49      59       18
                                              ---------  ------ --------
Net unrealized gains (losses) on investments.   (1,501)     717      589
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other..................................       290   (137)    (223)
                                              ---------  ------ --------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $654 million,
  $(318) million and $(193) million).........   (1,211)     580      366
                                              ---------  ------ --------
Change in defined benefit plans:
  Net gain (loss) arising during the year....       198    (82)    (169)
  Prior service cost arising during the year.        --       1       --
  Less: reclassification adjustments to net
   earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost...........       101     106       94
   Amortization of net prior service credit
     included in net periodic cost...........        --       1        1
                                              ---------  ------ --------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $161 million, $14 million and $(40)
  million)...................................       299      26     (74)
                                              ---------  ------ --------
Total other comprehensive income (loss), net
  of income taxes............................     (912)     606      292
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest....       (8)       8       21
                                              ---------  ------ --------

Other Comprehensive Income (Loss)
  Attributable to AXA Equitable.............. $   (920)  $  614 $    313
                                              =========  ====== ========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(26) million, $(32) million and $(10) million for 2013, 2012 and 2011, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $(54) million, $(58) million and $(51) million for 2013, 2012 and 2011, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2013, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2014, $200 million for 2015, $0 million for 2016 and thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2014 and the four successive years are $217 million, $216 million, $209 million, $208 million, $192 million and $1,232 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2014 and the four successive years is $41 million, $48 million, $47 million, $48 million, $48 million and $316 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2013, 2012 and 2011, respectively, AXA Equitable recorded $85 million, $30 million and $55 million pre-tax charges related to severance and lease costs. The amounts recorded in 2013 included a pre-tax charge of $52 million related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                  DECEMBER 31,
                                              --------------------
                                               2013   2012   2011
                                              ------ ------ ------

                                                 (IN MILLIONS)
Balance, beginning of year................... $   52 $   44 $   11
Additions....................................    140     54     79
Cash payments................................   (66)   (46)   (43)
Other reductions.............................    (4)     --    (3)
                                              ------ ------ ------
Balance, End of Year......................... $  122 $   52 $   44
                                              ====== ====== ======

   As a result of AllianceBernstein's ongoing efforts to operate more efficiently during 2013 and 2012, respectively, AllianceBernstein recorded a $4 million and $21 million pre-tax charge related to severance costs. During 2013 and 2012, AllianceBernstein recorded $28 million and $223 million, respectively, of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013 real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AllianceBernstein will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2013, these arrangements include commitments by the Company to provide equity financing of $504 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2013. The Company had $595 million of commitments under existing mortgage loan agreements at December 31, 2013.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($6,805 million at December 31, 2013) and/or letters of credit ($3,251 million at December 31, 2013). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2013, AllianceBernstein had funded $25 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2013, AllianceBernstein had funded $12 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2013, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the New York State Department of Financial Services (the "NYSDFS") to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable filed a number of reports with the NYSDFS related to its request and has completed the process. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   AXA Equitable is responding to requests for information and documents from the Consumer Protection Division of the NYDFS relating to the AXA Tactical Manager ("ATM") volatility management tool strategy. The inquiry relates to whether we failed to comply with certain provisions of New York Insurance law with respect to the implementation of the ATM strategy. The NYDFS has informed AXA Equitable that it intends to seek a penalty for what it considers a failure to comply with such provisions. AXA Equitable has responded to, and is actively discussing the issue with the NYDFS.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Elecronics UK Limited ("Philips"), a former pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form in the High Court of Justice in London, England regarding their alleged claim. AllianceBernstein believes that it has strong defenses to these claims, which were set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of plaintiffs and certain of these plaintiffs seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $382 million during 2014. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2013, 2012 and 2011, respectively, AXA Equitable's statutory net income (loss) totaled $(28) million, $602 million and $967 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,358 million and $5,178 million at December 31, 2013 and 2012, respectively. In 2013, AXA Equitable paid $234 million in cash and transferred approximately 10.9 million in Units of AllianceBernstein (fair value of $234 million) in shareholder dividends to AXA Financial. In 2012 and 2011, respectively, AXA Equitable paid $362 million and $379 million in shareholder dividends.

   At December 31, 2013, AXA Equitable, in accordance with various government and state regulations, had $83 million of securities on deposit with such government or state agencies.

   At December 31, 2013 AXA Equitable had affiliated surplus notes of $825 million due to AXA Financial. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $55 million. In second quarter 2013 AXA Equitable repaid a $500 million surplus note at par values plus interest accrued to AXA Financial.

   At December 31, 2013 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2013.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

   The following tables reconcile AXA Equitable's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                         DECEMBER 31,
                                              ----------------------------------
                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
Net change in statutory surplus and capital
  stock...................................... $     (864) $       64  $      824
Change in AVR................................         46         269        (211)
                                              ----------  ----------  ----------
Net change in statutory surplus, capital
  stock and AVR..............................       (818)        333         613
Adjustments:
  Future policy benefits and policyholders'
   account balances..........................       (607)       (508)       (270)
  DAC........................................         75         142      (2,861)
  Deferred income taxes......................      2,038         798      (1,272)
  Valuation of investments...................          7        (377)         16
  Valuation of investment subsidiary.........       (109)       (306)        590
  Increase (decrease) in the fair value of
   the reinsurance contract asset............     (4,297)        497       5,941
  Pension adjustment.........................       (478)        (41)        111
  Amortization of deferred cost of insurance
   ceded to AXA Arizona......................       (280)       (126)       (156)
  Shareholder dividends paid.................        468         362         379
  Changes in non-admitted assets.............          2        (489)       (154)
  Repayment of surplus Note..................        500          --          --
  Other, net.................................        (74)       (190)        (10)
                                              ----------  ----------  ----------
U.S. GAAP Net Earnings (Loss) Attributable
  to AXA Equitable........................... $   (3,573) $       95  $    2,927
                                              ==========  ==========  ==========

                                                         DECEMBER 31,
                                              ----------------------------------
                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
Statutory surplus and capital stock.......... $    3,825  $    4,689  $    4,625
AVR..........................................        535         489         220
                                              ----------  ----------  ----------
Statutory surplus, capital stock and AVR.....      4,360       5,178       4,845
Adjustments:
  Future policy benefits and policyholders'
   account balances..........................     (3,884)     (3,642)     (2,456)
  DAC........................................      3,874       3,728       3,545
  Deferred income taxes......................     (2,672)     (5,330)     (5,357)
  Valuation of investments...................        703       3,271       2,266
  Valuation of investment subsidiary.........       (515)       (137)        231
  Fair value of reinsurance contracts........      6,747      11,044      10,547
  Deferred cost of insurance ceded to AXA
   Arizona...................................      2,366       2,646       2,693
  Non-admitted assets........................        469         467         510
  Issuance of surplus notes..................     (1,025)     (1,525)     (1,525)
  Other, net.................................        115        (264)       (459)
                                              ----------  ----------  ----------
U.S. GAAP Total Equity Attributable to AXA
  Equitable.................................. $   10,538  $   15,436  $   14,840
                                              ==========  ==========  ==========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2013       2012        2011
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................................... $     (54) $    6,443  $   15,140
Investment Management/(1)/...................     2,915       2,738       2,750
Consolidation/elimination....................       (21)        (21)        (18)
                                              ---------  ----------  ----------
Total Revenues............................... $   2,840  $    9,160  $   17,872
                                              =========  ==========  ==========

   /(1)/Intersegment investment advisory and other fees of approximately $67 million, $58 million and $56 million for 2013, 2012 and 2011, respectively, are included in total revenues of the Investment Management segment.

                                                 2013       2012         2011
                                              ---------  ----------  -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING
OPERATIONS, BEFORE INCOME TAXES:
Insurance.................................... $  (5,872) $     (132) $     4,284
Investment Management/(2)/...................       564         190         (164)
Consolidation/elimination....................        (1)         --            4
                                              ---------  ----------  -----------
Total Earnings (Loss) from Continuing
  Operations, before Income Taxes............ $  (5,309) $       58  $     4,124
                                              =========  ==========  ===========

  /(2)/Net of interest expenses incurred on securities borrowed.

                                                    DECEMBER 31,
                                              -----------------------
                                                 2013         2012
                                              ----------  -----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  171,532  $   164,201
Investment Management........................     11,873       12,647
Consolidation/elimination....................         (4)          (5)
                                              ----------  -----------
Total Assets................................. $  183,401  $   176,843
                                              ==========  ===========

   In accordance with SEC regulations, securities with a fair value of $925 million and $1,509 million have been segregated in a special reserve bank custody account at December 31, 2013 and 2012, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2013 and 2012 are summarized below:

                                                                THREE MONTHS ENDED
                                              ------------------------------------------------------
                                                MARCH 31       JUNE 30     SEPTEMBER 30  DECEMBER 31
                                              ------------  ------------  -------------  -----------
                                                                   (IN MILLIONS)
2013
----
Total Revenues............................... $        392  $        537  $         834  $     1,077
                                              ============  ============  =============  ===========
Earnings (Loss) from Continuing
  Operations, Net of Income Taxes,
  Attributable to AXA Equitable.............. $     (1,004) $     (1,051) $        (878) $      (640)
                                              ============  ============  =============  ===========
Net Earnings (Loss), Attributable to AXA
  Equitable.................................. $     (1,004) $     (1,051) $        (878) $      (640)
                                              ============  ============  =============  ===========

2012
----
Total Revenues............................... $       (952) $      6,475  $       1,728  $     1,909
                                              ============  ============  =============  ===========
Earnings (Loss) from Continuing
  Operations, Net of Income Taxes,
  Attributable to AXA Equitable.............. $     (1,635) $      2,421  $        (241) $      (450)
                                              ============  ============  =============  ===========
Net Earnings (Loss), Attributable to AXA
  Equitable.................................. $     (1,635) $      2,421  $        (241) $      (450)
                                              ============  ============  =============  ===========

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2014 TO THE CURRENT PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES FOR:


..   EQUI-VEST(R) (SERIES 201)
..   EQUI-VEST(R) STRATEGIES/SM/ (SERIES 900)
..   EQUI-VEST(R) STRATEGIES/SM/ (SERIES 901)

--------------------------------------------------------------------------------

This Supplement relates to the Structured Investment Option which is currently available under our EQUI-VEST(R) (Series 201), EQUI-VEST(R) Strategies/SM/ (Series 900) and EQUI-VEST(R) Strategies/SM/ (Series 901) contracts. Any amount that you decide to invest in the Structured Investment Option would be invested in one of the "Segments" of the Structured Investment Option, each of which has a limited duration (a "Segment Duration"). The Structured Investment Option may not currently be available under your contract or in your state.


The purpose of this Supplement is solely to add to your current prospectuses (collectively, the "EQUI-VEST(R) prospectus") a very limited amount of information about the Structured Investment Option. Much more complete information about the Structured Investment Option is contained in a separate Structured Investment Option prospectus dated May 1, 2014. All of the information in the EQUI-VEST(R) prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the EQUI-VEST(R) prospectus) or in the Structured Investment Option prospectus.


Accordingly, you should read this Supplement in conjunction with your EQUI-VEST(R) prospectus and the Structured Investment Option prospectus (and any other supplements thereto). This Supplement incorporates your EQUI-VEST(R) prospectus (and any other supplements thereto) and the Structured Investment Option prospectus (and any other supplements thereto) by reference. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your EQUI-VEST(R) prospectus.

CHARGES FOR THE STRUCTURED INVESTMENT OPTION

If you allocate any of your account value to the Structured Investment Option, a charge or deduction could result. To reflect these, the following item is added to the chart entitled "Charges we periodically deduct from your account value" under "Fee table" in your EQUI-VEST(R) prospectus:

-----------------------------------------------------------------------------
 ADJUSTMENTS FOR EARLY SURRENDER OR OTHER DISTRIBUTION FROM A SEGMENT
-----------------------------------------------------------------------------
 WHEN CALCULATION IS MADE                MAXIMUM AMOUNT THAT MAY BE LOST/(1)/
-----------------------------------------------------------------------------
Segment Interim Value is applied on      90% of Segment
surrender or other distribution          Investment
(including loans and charges) from a
Segment prior to its Segment Maturity
Date
-----------------------------------------------------------------------------

Notes:

(1)The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in detail under "Appendix I" in your Structured Investment Option prospectus. The maximum loss would occur if there is a total distribution for a Segment with a -10% buffer at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

This fee table applies specifically to the Structured Investment Option and should be read in conjunction with the fee table in your EQUI-VEST(R) contract prospectus.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any account value to the Structured Investment Option, our procedures for allocating contract fees and charges among the investment options you are using is significantly different than in the absence of the Structured Investment Option. Accordingly, the following paragraphs are added to the "Charges and expenses" section.


PRONVEST MANAGED ACCOUNT SERVICE CHARGE

ProNvest charges a quarterly fee at an annual rate up to 1.25% of your Non-Personal Income Benefit variable investment options. The amount of the fee may be lower and varies among broker-dealers.

For EQUI-VEST(R) (Series 201) and EQUI-VEST(R) Strategies/SM/ (Series 901), this fee will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If those amounts are insufficient, the charge will be deducted from the Segment Holding Account, then pro rata from the Segments. This fee will not be deducted from amounts invested in the Personal Income Benefit variable investment options.

For EQUI-VEST(R) Strategies/SM/ (Series 900), this fee will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If those amounts are insufficient, this charge will be deducted pro rata from your fixed maturity options. If there are still insufficient funds, the charge will be deducted from the Segment Holding Account, then pro rata from the Segments. This fee will not be deducted from amounts invested in the Personal Income Benefit variable investment options.



                   IM-11-04 (5/14)                                  Cat# 146267
                   EV 201, 900 and 901  NB/IF                           #612151

SEPARATE ACCOUNT ANNUAL EXPENSES

Under the provisions of your EQUI-VEST(R) contract, we deduct a daily charge(s) from the net assets in each variable investment option and Segment Holding Account to compensate us for mortality and expense risks and other expenses. The Segment Holding Account is part of the EQ/Money Market variable investment option available under your EQUI-VEST(R) contract.

For amounts held in the Segment Holding Account, we may waive this charge(s) under certain conditions on a non-guaranteed basis. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this charge(s), then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this charge(s) entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. This waiver applies only to amounts held in the Segment Holding Account portion of the EQ/Money Market variable investment option and is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. We reserve the right to change or cancel this provision at any time. For more information, please see "Charges and Expenses" in your EQUI-VEST(R) variable annuity prospectus.

ANNUAL ADMINISTRATIVE CHARGE

For EQUI-VEST(R) (Series 201) and EQUI-VEST Strategies/SM/ (Series 901), the annual administrative charge will be deducted from the account value in the variable investment options and the guaranteed interest option on a pro rata basis on the last business day of each contract year. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any remaining portion of the charge or the total amount of the charge, as applicable, will be deducted from the account for special dollar cost averaging. If there are insufficient funds the charge will then be deducted from the Segment Holding Account, and then pro rata from the Segments.

For EQUI-VEST(R) Strategies/SM/ (Series 900), the annual administrative charge will be deducted from the account value in the variable investment options and the guaranteed interest option on a pro rata basis on the last business day of each contract year. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any remaining portion of the charge or the total amount of the charge, as applicable, will be deducted from the fixed maturity options. If there are insufficient funds the charge will then be deducted from the Segment Holding Account, then pro rata from the Segments.

ENHANCED DEATH BENEFIT CHARGE
(FOR EQUI-VEST(R) STRATEGIES SERIES 900 AND 901 CONTRACTS)

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options for EQUI-VEST(R) Strategies/SM/ (Series 900) or from the account for special dollar cost averaging for EQUI-VEST(R) Strategies/SM/ (Series 901), to the extent you have value in those investment options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If those amounts are insufficient, we will make up the required amounts from the Segment Holding Account and then pro rata from the Segments.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

PLAN OPERATING EXPENSE CHARGE

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer's plan.

For EQUI-VEST(R) (Series 201) and EQUI-VEST(R) Strategies (Series 901), the Plan operating expense charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

For EQUI-VEST(R) Strategies (Series 900), the Plan operating expense charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the fixed maturity options. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

ANNUAL LOAN RECORD-KEEPING CHARGE
(FOR EQUI-VEST(R) (SERIES 901) CONTRACTS)

A $6.25 charge will be deducted from your account value on the last Friday of each calendar quarter to compensate us for record-keeping expenses associated with the loan. If that Friday is a holiday, the charge will be deducted on the last business day preceding that Friday.

The charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.





  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
EQUI-VEST(R) Strategies/SM/ is issued by and is a service mark of AXA Equitable.

     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.


   Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)  Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

         1.   (a)    Resolutions of the Board of Directors of The Equitable
                     Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with Registration Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10,
                     1998, and incorporated herein by reference.

              (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

         2.   Not applicable.

         3.   (a)    Distribution and Servicing Agreement dated as of May 1,
                     1994 among EQ Financial Consultants, Inc. (now AXA
                     Advisors, LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

              (b) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (b)(i) First Amendment dated as of January 1, 2001 to the
                     Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (b)(ii)Second Amendment dated as of January 1, 2012 to the
                     Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (c) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries, previously filed with Registration Statement (File
                     No. 2-30070) on April 19, 2001, and incorporated herein by reference.

              (d) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with Registration Statement (File No. 2-30070) on
                     April 19, 2001, and incorporated herein by reference.

              (e) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement (File
                     No. 2-30070) on April 19, 2004, and incorporated herein by reference.

              (e)(i) First Amendment dated as of January 1, 2003 to General
                     Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

              (e)(ii)Second Amendment dated as of January 1, 2004 to General
                     Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

             (e)(iii)Third Amendment dated as of July 19, 2004 to General Agent
                     Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (e)(iv)Fourth Amendment dated as of November 1, 2004 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (e)(v) Fifth Amendment dated as of November 1, 2006, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (e)(vi)Sixth Amendment dated as of February 15, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

             (e)(vii)Seventh Amendment dated as of February 15, 2008, to
                     General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(r), filed on April 20, 2009.

            (e)(viii)Eighth Amendment dated as of November 1, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance

                     Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(s), filed on April 20, 2009.

              (e)(ix)Ninth Amendment dated as of November 1, 2011 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

         4.   (a)    Form of Flexible Premium Deferred Fixed and Variable
                     Annuity Certificate (Form No. 2006BASE-A), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (b) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008DPTSA201G), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (c) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008DPEDC201-G), previously filed with this Registration Statement File No. 333-153809 on April 20, 2009.

              (d) Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. 2006BASE-I-A), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (e) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008DPEDC201-I), previously filed with this Registration Statement File No. 333-153809, on April 20, 2009.

              (f) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. 2008DPTSA201G), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (g) Form of TSA Endorsement to Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008TSA-G), previously filed with this Registration Statement File
                     No. 333-153809 on December 16, 2008.

              (h) Form of TSA Endorsement to Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. 2008TSA-I), previously filed with this Registration Statement File
                     No. 333-153809 on December 16, 2008.

              (i) Form of Endorsement Applicable to Guaranteed Interest Special Dollar Cost Averaging (Form No. 2008SDCA-EV), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (j) Form of Guaranteed Withdrawal Benefit for Life ("GWBL") Rider (Form No. 2008GWBL-EV), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (k) Form of Endorsement Applicable to EDC Contracts (Form No. 2008EDC-I), previously filed with this Registration Statement (File No. 333-153809) on April 20, 2009.

              (l) Form of Endorsement Applicable to EDC Certificates (Form No. 2008EDC-G), previously filed with this Registration Statement (File No. 333-153809) on April 20, 2009.

              (m) Form of Endorsement Applicable to the Structured Investment Option (Form No. 2010SIO201-G), previously filed with this Registration Statement (File
                     No. 333-153809) on April 25, 2011.

              (n) Form of Endorsement Applicable to the Structured Investment Option (Form No. 2010SIO201-I), previously filed with this Registration Statement (File
                     No. 333-153809) on April 25, 2011.

              (o) Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011 EDCROTH-I), incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (p) Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011 EDCROTH-G), incorporated herein by reference to Registration statement on Form N-4 (File No. 2-30020) filed on April 24, 2012.

              (q) Form of Combination Fixed and Variable Deferred Annuity Application for 403(b) TSA and 457(b) EDC, filed herewith, on April 22, 2014.

         5.   (a)    Form of Deferred Variable Annuity Application for 457(b)
                     EDC (EDC App. (3/09)) previously filed with this Registration Statement on Form N-4 (File No. 333-153809) on October 2, 2008.

              (b) Form of Deferred Variable Annuity Application for 403(b) TSA (TSA App. (3/09)) previously filed with this Registration Statement on Form N-4 (File No. 333-153809) on October 2, 2008.

              (c) Form of Deferred Variable Annuity Application for (403(b) TSA (TSA App. (3/09)) with GWBL previously filed with this Registration Statement on Form N-4 (File
                     No. 333-153809) on October 2, 2008.

              (d)    Form of Deferred Variable Annuity Application for
                     (403(b) TSA (180-4001 (06/10)), previously filed with this Registration Statement (File No. 333-153809) on April 25, 2011.

              (e) Form of Deferred Variable Annuity Application for 457(b) EDC (180-4002 (06-10)), previously filed with this Registration Statement (File No. 333-153809) on April 25, 2011.

              (f) Form of Combination Fixed and Variable Deferred Annuity Application for 403(b) TSA (180-4001 (07-12)), filed herewith.

              (g) Form of Combination Fixed and Variable Deferred Annuity Application for 457(b) TSA (180-4002 (07-12)), filed herewith.

              (h) Form of Endorsement applicable to Managed Accounts (2013EQVMA-201), filed herewith, on April 22, 2014.

         6.   (a)    Restated Charter of AXA Equitable, as amended August 31,
                     2010, incorporated herein by reference to Registration
                     Statement on Form N-4 (File No. 333-05593) on April 24,
                     2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593) filed on April 19, 2006.

         7.   Not applicable

         8.   (a)    Amended and Restated Participation Agreement among EQ
                     Advisors Trust, AXA Equitable Life Insurance Company ("AXA
                     Equitable"), AXA Distributors and AXA Advisors dated July
                     15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust
                     Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

             (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

             (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

            (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

             (a)(xii)Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

            (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

             (a)(xiv)Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

             (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

              (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

              (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

             (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

              (c) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (d) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (e) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to Registration Statement on Form N-4 (File No. 333-153809) on July 8, 2011.

              (f) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company incorporated by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (g) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (g)(i) Amendment No. 3 effective as of May 1, 2010 to
                     Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

              (h) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

              (i) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

              (j) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (k) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (k)(i) Third Amendment dated October 20, 2009 to the
                     Participation Agreement, (the "Agreement") dated
                     December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (l) Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and AXA Equitable Life Insurance Company, dated July 22, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-130988) filed on April 19, 2010.

              (l)(i) Amendment No. 1 effective April 1, 2010 to Participation
                     Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and AXA Equitable Life Insurance Company, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-130988) filed on April 19, 2010.

              (m) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

              (n) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated
                     August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2009.

              (n)(i) Amendment No. 1 dated October 13, 2009 to the
                     Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (o) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

         9. Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable Life Insurance Company as to the legality of the securities being registered, filed herewith.

         10.  (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)    Powers of Attorney, filed herewith.

         11.  Not applicable.

         12.  Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF AXA EQUITABLE.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
1670 Stephens Drive
Wayne, PA 19087

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
79, Chapman Common, West Side
London, England SW49AY

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Chairman of the Board,
                                Chief Executive Officer, Director and
                                President

OTHER OFFICERS

*Dave S. Hattem                 Senior Executive Director and General
                                Counsel

Heinz-Juergen Schwering         Senior Executive Director and Chief Risk
                                Officer

*Anders B. Malmstrom            Senior Executive Director and Chief
                                Financial Officer

*Salvatore Piazzolla            Senior Executive Director and Chief Human
                                Resources Officer

*Joshua E. Braverman            Senior Executive Director and Treasurer

*Anthony F. Recine              Managing Director, Chief Compliance Officer
                                and Deputy General Counsel

*Sharon A. Ritchey              Senior Executive Director and Chief
                                Operating Officer

*Michael B. Healy               Executive Director and Chief Information
                                Officer

*Andrea M. Nitzan               Executive Director and Chief Accounting
                                Officer

*Nicholas B. Lane               Senior Executive Director and Head of U.S.
                                Life and Retirement

*Robert O. Wright, Jr.          Senior Executive Director and Head of
                                Wealth Management

*Kevin Molloy                   Senior Executive Director

*Kevin E. Murray                Executive Director

Keith Floman                    Managing Director and Chief Actuary

*David Kam                      Managing Director and Actuary

*Michel Perrin                  Managing Director and Actuary

*Karen Field Hazin              Lead Director, Secretary and Associate
                                General Counsel

*Naomi J. Weinstein             Lead Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.

                 Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

                 AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The 2013 AXA Group Organizational Charts are incorporated by reference to Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed April 22, 2014.

         (b) AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2013 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 22, 2014.

ITEM 27. NUMBER OF CONTRACTOWNERS

                 As of March 31, 2014, there are 188,099 Qualified contractholders and 0 Non-Qualified contractholders of the contracts offered by the Registrant under this Registration Statement.

ITEM 28. INDEMNIFICATION

         (a)     Indemnification of Directors and Officers

                 The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                 7.4    Indemnification of Directors, Officers and Employees.

                        (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                              (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                              (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                              (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                        (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                 The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)     Indemnification of Principal Underwriters

                 To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)     Undertaking

                 Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable and MONY Life Insurance Company of America, is a principal underwriter for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk, is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Robert O. Wright, Jr.             Director, Chairman of the Board and Chief
                                   Executive Officer

*Kevin Molloy                      Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Lawrence Adkins, Jr.              Senior Vice President and Divisional
                                   President

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Compliance
                                   Officer

*John C. Taroni                    Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Manish Agarwal                    Director

*Anders B. Malmstrom               Director

*Francesca Divone                  Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief
                                   Retirement Savings Officer

*Michael P. McCarthy               Director, Senior Vice President, National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Manish Agarwal                    Senior Vice President

Ori Ben-Yishai                     Senior Vice President

*David Ciotta                      Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

David Kahal                        Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*John C. Taroni                    Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104 and 135 West 50th Street, New York, NY 10020, and the 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
               (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, or prospectus, or otherwise.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2014.

                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Registrant)

                               By:  AXA Equitable Life Insurance Company
                                          (Depositor)

                               By:  /s/ Dodie Kent
                                    --------------------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 22nd day of April, 2014.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Henri de Castries       Anthony J. Hamilton  Bertram Scott
Ramon de Oliveira       Danny L. Hale        Lorie A. Slutsky
Denis Duverne           Peter S. Kraus       Richard C. Vaughan
Barbara Fallon-Walsh    Mark Pearson

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 22, 2014

                                 EXHIBIT INDEX
 EXHIBIT NO.                                                         TAG VALUE
 -----------                                                         ---------

      4(q)   Form of Combination Fixed and Variable Deferred         EX-99.4q
             Annuity Application for 403(b) TSA and 457(b) EDC

      5(h)   Form of Endorsement applicable to Managed Accounts      EX-99.5h
             (2013EQVMA-201)

      9      Opinion and Consent of Counsel                          EX-99.9

      10(a)  Consent of PricewaterhouseCoopers LLP                   EX-99.10a

      10(b)  Powers of Attorney                                      EX-99.10b